United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/14

Date of Reporting Period: Six months ended 01/31/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2014
Share Class	Ticker
R	ACKXX
Service	ACMXX
Cash II	ACCXX

Federated Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2014, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Commercial Paper and Notes	42.8%
Bank Instruments	33.2%
Variable Rate Instruments	14.6%
Repurchase Agreements	9.4%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At January 31, 2014, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	40.7%[5]
8-30 Days	9.1%
31-90 Days	36.7%
91-180 Days	9.8%
181 Days or more	3.7%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, collateralized loan agreements, commercial paper, corporate bonds and corporate notes, with interest rates that are fixed or that reset periodically.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 16.8% of the Fund's portfolio.
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1

Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.9%
		Finance - Automotive—1.5%
$11,548,611	[1,2]	M&T Bank Auto Receivables Trust 2013-1, Class A1, 0.250%, 9/15/2014	$11,548,611
25,000,000		Santander Drive Auto Receivables Trust 2014-1, Class A1, 0.270%, 1/15/2015	25,000,000
		TOTAL	36,548,611
		Finance - Retail—0.4%
10,000,000	[1,2,3]	Holmes Master Issuer PLC 2013-1, Class A1, 0.254%, 2/15/2014	10,000,000
		TOTAL ASSET-BACKED SECURITIES	46,548,611
		CERTIFICATES OF DEPOSIT—31.0%
		Finance - Banking—31.0%
30,000,000		BNP Paribas SA, 0.230%, 3/14/2014	30,000,000
30,000,000	[3]	Bank of Montreal, 0.242%, 3/12/2014	30,000,000
25,000,000		Bank of Nova Scotia, Toronto, 0.250%, 6/23/2014	25,000,000
65,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200% - 0.210%, 3/5/2014 - 4/28/2014	65,000,000
50,100,000	[3]	Canadian Imperial Bank of Commerce, 0.298%, 2/24/2014	50,100,000
35,000,000		Credit Agricole Corporate and Investment Bank, 0.220%, 4/22/2014	35,000,000
20,000,000		Credit Suisse, Zurich, 0.240%, 4/21/2014	20,000,000
25,000,000		Deutsche Bank AG, 0.240%, 4/30/2014	25,000,000
40,000,000	[3]	Deutsche Bank AG, 0.250%, 2/3/2014	40,000,000
40,000,000	[3]	JPMorgan Chase Bank, N.A., 0.357%, 2/21/2014	40,000,000
40,000,000		JPMorgan Chase Bank, N.A., 0.380% - 0.420%, 5/15/2014 - 7/30/2014	40,000,000
55,000,000		Mizuho Bank Ltd., 0.200% - 0.220%, 2/24/2014 - 4/15/2014	55,000,000
25,000,000		Rabobank Nederland NV, Utrecht, 0.275%, 3/6/2014	24,993,707
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.290%, 2/3/2014	50,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.300%, 2/3/2014	25,000,000
41,000,000		Societe Generale, Paris, 0.220%, 3/5/2014	41,000,000
112,000,000		Sumitomo Mitsui Banking Corp., 0.210% - 0.220%, 2/5/2014 - 5/19/2014	112,000,000
5,000,000	[3]	Toronto Dominion Bank, 0.217%, 2/18/2014	5,000,000
30,000,000		Toronto Dominion Bank, 0.300%, 1/27/2015	30,000,000
20,000,000	[3]	Wells Fargo Bank, N.A., 0.244%, 3/17/2014	20,000,000
		TOTAL CERTIFICATES OF DEPOSIT	763,093,707
		COLLATERALIZED LOAN AGREEMENTS—14.1%
		Finance - Banking—14.1%
5,000,000		BNP Paribas Securities Corp., 0.466%, 2/4/2014	5,000,000
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2

Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS—continued
		Finance - Banking—continued
$60,000,000		Barclays Capital, Inc., 0.203% - 0.679%, 2/18/2014 - 1/21/2015	$60,000,000
80,000,000		Citigroup Global Markets, Inc., 0.558% - 0.760%, 2/3/2014 - 4/1/2014	80,000,000
65,000,000		Credit Suisse Securities (USA) LLC, 0.183% - 0.578%, 2/3/2014 - 3/13/2014	65,000,000
37,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.355%, 2/3/2014	37,000,000
30,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.253%, 2/14/2014 - 2/21/2014	30,000,000
20,000,000		RBC Capital Markets, LLC, 0.355%, 2/14/2014	20,000,000
50,000,000		Wells Fargo Securities, LLC, 0.355% - 0.375%, 3/24/2014 - 4/21/2014	50,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	347,000,000
		COMMERCIAL PAPER—24.7%[4]
		Finance - Automotive—2.0%
50,000,000		FCAR Owner Trust, (A1/P1 Series), 0.210%, 4/1/2014	49,982,791
		Finance - Banking—13.1%
55,000,000		Barclays US Funding Corp., 0.250%, 2/3/2014 - 2/5/2014	54,998,542
5,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.331%, 8/5/2014	4,991,521
13,300,000	[1,2]	Gotham Funding Corp., 0.170%, 2/11/2014	13,299,372
85,500,000		ING (U.S.) Funding LLC, 0.200% - 0.210%, 3/6/2014 - 4/30/2014	85,472,259
25,000,000	[1,2]	JPMorgan Securities LLC, 0.300%, 6/16/2014	24,971,875
37,000,000	[1,2]	LMA-Americas LLC, 0.230% - 0.240%, 4/11/2014 - 4/17/2014	36,982,788
15,000,000	[1,2]	Matchpoint Master Trust, 0.220%, 3/4/2014	14,997,158
43,000,000	[1,2]	Nationwide Building Society, 0.200% - 0.250%, 2/4/2014 - 4/1/2014	42,987,349
5,039,000	[1,2]	Nordea Bank AB, 0.160%, 3/11/2014	5,038,149
10,000,000	[1,2]	Northern Pines Funding LLC, 0.210%, 3/27/2014	9,996,850
29,500,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.245% - 0.280%, 3/31/2014 - 5/2/2014	29,482,657
		TOTAL	323,218,520
		Finance - Commercial—1.2%
30,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.210% - 0.230%, 2/11/2014 - 3/26/2014	29,992,645
		Finance - Retail—6.4%
55,000,000	[1,2]	Chariot Funding LLC, 0.240% - 0.301%, 2/27/2014 - 7/29/2014	54,962,583
102,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.240% - 0.301%, 3/7/2014 - 9/12/2014	101,919,717
		TOTAL	156,882,300
		Sovereign—2.0%
50,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.235%, 6/18/2014	49,955,285
		TOTAL COMMERCIAL PAPER	610,031,541
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3

Principal Amount			Value
		CORPORATE BONDS—2.1%
		Finance - Commercial—2.1%
$1,467,000	[3]	General Electric Capital Corp., 0.503%, 3/17/2014	$1,469,476
37,500,000	[3]	General Electric Capital Corp., 0.870%, 4/7/2014	37,542,538
7,000,000	[3]	General Electric Capital Corp., 0.937%, 4/24/2014	7,011,258
6,775,000		General Electric Capital Corp., 5.500%, 6/4/2014	6,891,270
		TOTAL CORPORATE BONDS	52,914,542
		CORPORATE NOTE—0.0%
		Finance - Banking—0.0%
1,100,000		Toronto Dominion Bank, 1.375%, 7/14/2014	1,105,278
		NOTES - VARIABLE—14.6%[3]
		Aerospace/Auto—5.1%
25,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.239%, 4/8/2014	25,000,000
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.242%, 4/14/2014	50,000,000
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.242%, 4/14/2014	50,000,000
		TOTAL	125,000,000
		Finance - Banking—6.5%
5,715,000		BJ Financing, LLC, (Series 2007A), (BMO Harris Bank, N.A. LOC), 0.150%, 2/6/2014	5,715,000
2,815,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 0.800%, 2/5/2014	2,815,000
8,235,000		California Statewide CDA, (Series 2005-B), (Union Bank, N.A. LOC), 0.370%, 2/6/2014	8,235,000
4,055,000		Cunat Capital Corp., Jackson Grove, LLC (Series 2008), (BMO Harris Bank, N.A. LOC), 0.250%, 2/6/2014	4,055,000
25,000,000		Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.130%, 2/6/2014	25,000,000
10,000,000		Michigan Finance Authority, (Series 2010-C), (Bank of Montreal LOC), 0.120%, 2/6/2014	10,000,000
10,269,000		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.090%, 2/6/2014	10,269,000
2,545,000		Overland Park Professional Center LLC, (Series 2004), (U.S. Bank, N.A. LOC), 0.260%, 2/6/2014	2,545,000
5,000,000		Royal Bank of Canada, Montreal, 0.473%, 4/7/2014	5,010,802
6,505,000		Royal Crest Dairy, Inc., (Series 2011), (U.S. Bank, N.A. LOC), 0.260%, 2/6/2014	6,505,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3), (Bank of Montreal LOC), 0.040%, 2/5/2014	25,000,000
19,705,000		Washington State Housing Finance Commission, (Series A), (Wells Fargo Bank, N.A. LOC), 0.050%, 2/6/2014	19,705,000
25,000,000		Wells Fargo Bank, N.A., 0.346%, 3/24/2014	25,000,000
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Principal Amount			Value
		NOTES - VARIABLE—continued[3]
		Finance - Banking—continued
$9,970,000		Wisconsin HEFA, (Series 1998 B), (JPMorgan Chase Bank, N.A. LOC), 0.040%, 2/5/2014	$9,970,000
		TOTAL	159,824,802
		Finance - Commercial—0.0%
680,000		General Electric Capital Corp., 0.869%, 3/3/2014	681,450
		Government Agency—1.0%
9,980,000		Capital Trust Agency, FL, (FNMA LOC), 0.140%, 2/6/2014	9,980,000
1,695,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.360%, 2/6/2014	1,695,000
7,450,000		Pittsburg Fox Creek Associates L.P., (Series 2011-A), (FHLB of San Francisco LOC), 0.160%, 2/6/2014	7,450,000
4,235,000		Wiz Kidz, LLC & Wiz Biz Holdings, LLC, (Series 2008), (FHLB of Atlanta LOC), 0.260%, 2/6/2014	4,235,000
		TOTAL	23,360,000
		Sovereign—2.0%
50,000,000	[1,2]	Kells Funding, LLC, 0.198%, 2/4/2014	50,000,456
		TOTAL NOTES—VARIABLE	358,866,708
		TIME DEPOSIT—2.2%
		Finance - Banking—2.2%
55,000,000		Toronto Dominion Bank, 0.050%, 2/3/2014	55,000,000
		REPURCHASE AGREEMENT—9.4%
232,497,000		Interest in $2,710,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,710,006,775 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $2,766,646,403.	232,497,000
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	2,467,057,387
		OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	(1,173,014)
		TOTAL NET ASSETS—100%	$2,465,884,373
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $461,644,359, which represented 18.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $461,644,359, which represented 18.7% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
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5

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.009
Net realized gain on investments	0.000[1]	0.000[1]	—	—	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.009
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.009)
Distributions from net realized gain on investments	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.86%
Ratios to Average Net Assets:
Net expenses	0.24%[3]	0.31%	0.39%	0.38%	0.41%	1.11%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.59%
Expense waiver/reimbursement[4]	1.07%[3]	1.07%	1.02%	1.03%	0.99%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$200,165	$204,139	$154,982	$125,013	$107,582	$64,652
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.013
Net realized gain on investments	0.000[1]	0.000[1]	—	—	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.013
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)
Distributions from net realized gain on investments	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	1.31%
Ratios to Average Net Assets:
Net expenses	0.24%[3]	0.31%	0.39%	0.38%	0.43%	0.69%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	1.32%
Expense waiver/reimbursement[4]	0.76%[3]	0.67%	0.59%	0.60%	0.54%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,052,157	$2,178,445	$2,114,096	$2,203,392	$2,230,852	$2,993,321
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.011
Net realized gain on investments	0.000[1]	0.000[1]	—	—	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.011
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.011)
Distributions from net realized gain on investments	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	1.15%
Ratios to Average Net Assets:
Net expenses	0.24%[3]	0.31%	0.39%	0.38%	0.42%	0.85%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	1.13%
Expense waiver/reimbursement[4]	1.01%[3]	0.92%	0.84%	0.84%	0.81%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$213,563	$246,018	$255,293	$291,993	$441,717	$528,757
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$2,467,057,387
Income receivable		522,658
Receivable for shares sold		3,740,438
TOTAL ASSETS		2,471,320,483
Liabilities:
Payable for shares redeemed	$4,412,527
Bank overdraft	317,606
Income distribution payable	834
Payable to adviser (Note 4)	6,581
Payable for transfer agent fee	634,642
Payable for shareholder services fee (Note 4)	1,636
Accrued expenses (Note 4)	62,284
TOTAL LIABILITIES		5,436,110
Net assets for 2,465,854,184 shares outstanding		$2,465,884,373
Net Assets Consist of:
Paid-in capital		$2,465,865,060
Accumulated net realized gain on investments		19,030
Undistributed net investment income		283
TOTAL NET ASSETS		$2,465,884,373
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class R Shares:
$200,164,669 ÷ 200,163,094 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,052,156,943 ÷ 2,052,130,391 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$213,562,761 ÷ 213,560,699 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Interest			$3,238,298
Expenses:
Investment adviser fee (Note 4)		$6,508,669
Administrative fee (Note 4)		1,016,654
Custodian fees		55,781
Transfer agent fee (Note 2)		1,958,195
Directors'/Trustees' fees (Note 4)		7,126
Auditing fees		11,217
Legal fees		6,800
Portfolio accounting fees		93,740
Distribution services fee (Note 4)		808,705
Shareholder services fee (Note 4)		2,844,668
Account administration fee (Note 2)		142,623
Share registration costs		51,980
Printing and postage		69,996
Insurance premiums (Note 4)		4,326
Miscellaneous (Note 4)		11,667
TOTAL EXPENSES		13,592,147
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(5,583,422)
Waiver of distribution services fee (Note 4)	(808,705)
Waiver of shareholder services fee (Note 4)	(2,844,668)
Waiver of account administration fee (Note 2)	(142,623)
Waiver of transfer agent fee (Note 2)	(27,521)
Reimbursement of transfer agent fee (Note 2 and Note 4)	(1,071,746)
TOTAL WAIVERS AND REIMBURSEMENT		(10,478,685)
Net expenses			3,113,462
Net investment income			124,836
Net realized gain on investments			20,650
Change in net assets resulting from operations			$145,486
See Notes which are an integral part of the Financial Statements
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11

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$124,836	$249,498
Net realized gain on investments	20,650	7,410
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	145,486	256,908
Distributions to Shareholders:
Distributions from net investment income
Class R Shares	(10,047)	(17,172)
Service Shares	(103,037)	(207,720)
Cash II Shares	(11,556)	(27,600)
Distributions from net realized gain on investments
Class R Shares	(709)	—
Service Shares	(7,487)	—
Cash II Shares	(834)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(133,670)	(252,492)
Share Transactions:
Proceeds from sale of shares	1,541,912,635	3,877,551,898
Net asset value of shares issued to shareholders in payment of distributions declared	127,679	241,596
Cost of shares redeemed	(1,704,769,153)	(3,773,567,818)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(162,728,839)	104,225,676
Change in net assets	(162,717,023)	104,230,092
Net Assets:
Beginning of period	2,628,601,396	2,524,371,304
End of period (including undistributed net investment income of $283 and $87, respectively)	$2,465,884,373	$2,628,601,396
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 35 portfolios. The financial statements included herein are only those of Federated Automated Cash Management Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class R Shares, Service Shares and Cash II Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class R Shares, Service Shares and Cash II Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the six months ended January, 31, 2014, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Waived by an Unaffiliated Third Party	Transfer Agent Fees Reimbursed	Account Administration Fees Incurred	Account Administration Fees Waived by Unaffiliated Third Parties
Class R Shares	$218,242	$(27,521)	$(122,247)	$—	$—
Service Shares	1,567,989	—	(854,117)	74,914	(74,914)
Cash II Shares	171,964	—	(95,382)	67,709	(67,709)
TOTAL	$1,958,195	$(27,521)	$(1,071,746)	$142,623	$(142,623)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	76,573,686	$76,573,686	197,656,696	$197,656,696
Shares issued to shareholders in payment of distributions declared	10,676	10,676	17,059	17,059
Shares redeemed	(80,559,549)	(80,559,549)	(148,517,590)	(148,517,590)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(3,975,187)	$(3,975,187)	49,156,165	$49,156,165

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,176,481,880	$1,176,481,880	2,895,619,414	$2,895,619,414
Shares issued to shareholders in payment of distributions declared	106,573	106,573	200,711	200,711
Shares redeemed	(1,302,886,089)	(1,302,886,089)	(2,831,475,396)	(2,831,475,396)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(126,297,636)	$(126,297,636)	64,344,729	$64,344,729
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	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	288,857,069	$288,857,069	784,275,788	$784,275,788
Shares issued to shareholders in payment of distributions declared	10,430	10,430	23,826	23,826
Shares redeemed	(321,323,515)	(321,323,515)	(793,574,832)	(793,574,832)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(32,456,016)	$(32,456,016)	(9,275,218)	$(9,275,218)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(162,728,839)	$(162,728,839)	104,225,676	$104,225,676
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2014, the Adviser voluntarily waived $5,583,422 of its fee and reimbursed $1,071,746 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares and Cash II Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$517,852	$(517,852)
Cash II Shares	290,853	(290,853)
TOTAL	$808,705	$(808,705)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Service Shares and Cash II Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2014, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$2,621,525	$(2,621,525)
Cash II Shares	223,143	(223,143)
TOTAL	$2,844,668	$(2,844,668)
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class R Shares, Service Shares and Cash II Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.15%, 0.65% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1]
Actual:
Class R Shares	$1,000	$1,000.10	$1.21[2]
Service Shares	$1,000	$1,000.10	$1.21[3]
Cash II Shares	$1,000	$1,000.10	$1.21[4]
Hypothetical (assuming a 5% return before expenses):
Class R Shares	$1,000	$1,024.00	$1.22[2]
Service Shares	$1,000	$1,024.00	$1.22[3]
Cash II Shares	$1,000	$1,024.00	$1.22[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class R Shares	0.24%
Service Shares	0.24%
Cash II Shares	0.24%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class R Shares current Fee Limit of 1.15% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.80 and $5.85, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.65% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.28 and $3.31, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 0.81% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.08 and $4.13, respectively.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Automated Cash Management Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and
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processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
26

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Semi-Annual Shareholder Report
27

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
28

Federated Automated Cash Management Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919783
CUSIP 60934N864
CUSIP 60934N831
8112802 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2014
Ticker	AGMXX

Federated Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2014, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Repurchase Agreements	45.1%
U.S. Treasury Securities	54.5%
Other Assets and Liabilities–Net[2]	0.4%
TOTAL	100.0%
At January 31, 2014, the Fund's effective maturity3 schedule was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	45.1%
8-30 Days	28.1%
31-90 Days	7.2%
91-180 Days	16.7%
181 Days or more	2.5%
Other Assets and Liabilities–Net[2]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—45.1%
$50,000,000		Interest in $500,000,000 joint repurchase agreement 0.02%, dated 1/28/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,001,944 on 2/4/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $510,001,758.	$50,000,000
19,000,000	[1]	Interest in $417,000,000 joint repurchase agreement 0.05%, dated 1/24/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $417,034,750 on 3/25/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $425,346,018.	19,000,000
20,000,000	[1]	Interest in $940,000,000 joint repurchase agreement 0.07%, dated 11/21/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $940,164,500 on 2/19/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $958,937,990.	20,000,000
100,000,000		Interest in $650,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Bank of Nova Scotia will repurchase securities provided as collateral for $650,001,625 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2022 and the market value of those underlying securities was $663,001,672.	100,000,000
100,000,000		Interest in $1,700,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,700,004,250 on 2/3/2014. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/31/2020 and the market value of those underlying securities was $1,732,894,211.	100,000,000
50,000,000		Interest in $463,000,000 joint repurchase agreement 0.02%, dated 1/29/2014 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $463,001,801 on 2/5/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $472,261,317.	50,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$45,699,000		Interest in $4,000,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,010,000 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $4,080,010,259.	$45,699,000
58,000,000	[1]	Interest in $1,190,000,000 joint repurchase agreement 0.04%, dated 1/27/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,190,044,956 on 3/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $1,213,808,159.	58,000,000
29,000,000	[1]	Interest in $640,000,000 joint repurchase agreement 0.05%, dated 1/3/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $640,028,444 on 2/7/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $652,825,390.	29,000,000
100,000,000		Interest in $800,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $800,002,000 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $816,002,052.	100,000,000
24,000,000		Interest in $500,000,000 joint repurchase agreement 0.04%, dated 1/31/2014 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,003,889 on 2/7/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $510,001,723.	24,000,000
		TOTAL REPURCHASE AGREEMENTS	595,699,000
		U.S. TREASURY—54.5%
6,000,000	[2]	United States Treasury Bills, 0.075%, 2/13/2014	5,999,860
34,000,000	[2]	United States Treasury Bills, 0.075%, 2/20/2014	33,998,886
160,000,000		United States Treasury Notes, 0.250% - 1.875%, 2/28/2014	160,131,717
91,750,000		United States Treasury Notes, 0.250% - 1.875%, 4/30/2014	92,038,267
119,000,000		United States Treasury Notes, 0.250% - 2.250%, 5/31/2014	119,586,650
14,250,000		United States Treasury Notes, 0.625%, 7/15/2014	14,278,310
Semi-Annual Shareholder Report
3

Principal Amount		Value
	U.S. TREASURY—continued
$67,000,000	United States Treasury Notes, 1.000% - 4.750%, 5/15/2014	$67,664,381
171,000,000	United States Treasury Notes, 1.250% - 4.000%, 2/15/2014	171,205,417
3,000,000	United States Treasury Notes, 1.250%, 4/15/2014	3,006,373
20,000,000	United States Treasury Notes, 2.375%, 10/31/2014	20,332,660
5,000,000	United States Treasury Notes, 2.375%, 8/31/2014	5,063,762
4,200,000	United States Treasury Notes, 2.625%, 12/31/2014	4,293,646
19,000,000	United States Treasury Notes, 2.625%, 6/30/2014	19,190,881
4,000,000	United States Treasury Notes, 4.250%, 11/15/2014	4,128,673
	TOTAL U.S. TREASURY	720,919,483
	TOTAL INVESTMENTS—99.6% (AT AMORTIZED COST)[3]	1,316,618,483
	OTHER ASSETS AND LIABILITIES-NET—0.4%[4]	4,862,809
	TOTAL NET ASSETS—100%	$1,321,481,292
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—	0.002
Net realized gain on investments	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]	0.002
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.002)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.24%
Ratios to Average Net Assets:
Net expenses	0.07%[4]	0.14%	0.11%	0.17%	0.21%	0.46%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.23%
Expense waiver/reimbursement[5]	0.82%[4]	0.83%	0.85%	0.76%	0.75%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,321,481	$1,395,964	$1,098,524	$794,180	$642,837	$477,651
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Investment in repurchase agreements	$595,699,000
Investment in securities	720,919,483
Total investment in securities, at amortized cost and fair value		$1,316,618,483
Cash		2,004
Income receivable		4,818,993
Receivable for shares sold		110,147
TOTAL ASSETS		1,321,549,627
Liabilities:
Payable for shares redeemed	12,092
Payable to adviser (Note 4)	5,983
Payable for transfer agent fee	24,127
Payable for portfolio accounting fees	24,261
Payable for shareholder services fee (Note 4)	570
Accrued expenses (Note 4)	1,302
TOTAL LIABILITIES		68,335
Net assets for 1,321,480,220 shares outstanding		$1,321,481,292
Net Assets Consist of:
Paid-in capital		$1,321,478,307
Accumulated net realized gain on investments		2,985
TOTAL NET ASSETS		$1,321,481,292
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,321,481,292 ÷ 1,321,480,220 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Interest			$496,708
Expenses:
Investment adviser fee (Note 4)		$3,412,444
Administrative fee (Note 4)		533,024
Custodian fees		31,420
Transfer agent fee		280,424
Directors'/Trustees' fees (Note 4)		4,068
Auditing fees		10,208
Legal fees		6,911
Portfolio accounting fees		70,843
Shareholder services fee (Note 4)		1,699,532
Account administration fee		6,357
Share registration costs		22,452
Printing and postage		26,329
Insurance premiums (Note 4)		2,975
Miscellaneous (Note 4)		15,759
TOTAL EXPENSES		6,122,746
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(3,412,444)
Waiver of shareholder services fee (Note 4)	(1,699,532)
Waiver of account administration fee (Note 4)	(6,357)
Waiver of transfer agent fee	(216,638)
Reimbursement of other operating expenses (Note 4)	(291,067)
TOTAL WAIVERS AND REIMBURSEMENT		(5,626,038)
Net expenses			496,708
Net investment income			—
Net realized gain on investments			3,953
Change in net assets resulting from operations			$3,953
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	3,953	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,953	—
Distributions to Shareholders:
Distributions from net realized gain on investments	(968)	(1,351)
Share Transactions:
Proceeds from sale of shares	920,260,550	1,660,226,341
Net asset value of shares issued to shareholders in payment of distributions declared	920	1,275
Cost of shares redeemed	(994,747,469)	(1,362,785,878)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(74,485,999)	297,441,738
Change in net assets	(74,483,014)	297,440,387
Net Assets:
Beginning of period	1,395,964,306	1,098,523,919
End of period	$1,321,481,292	$1,395,964,306
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 35 portfolios. The financial statements included herein are only those of Federated Automated Government Money Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
9

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Semi-Annual Shareholder Report
10

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2014	Year Ended 7/31/2013
Shares sold	920,260,550	1,660,226,341
Shares issued to shareholders in payment of distributions declared	920	1,275
Shares redeemed	(994,747,469)	(1,362,785,878)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(74,485,999)	297,441,738
Semi-Annual Shareholder Report
11

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2014, the Adviser voluntarily waived its entire fee of $3,412,444 and voluntarily reimbursed $291,067 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2014, unaffiliated third-party financial intermediaries waived $1,699,532 of shareholder service fees and $6,357 of account administration fees. These waivers can be modified or terminated at any time.
Semi-Annual Shareholder Report
12

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.59% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
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13

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$0.35
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.85	$0.36
1	Expenses are equal to the Fund's annualized net expense ratio of 0.07%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 0.59% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.97 and $3.01, respectively.
Semi-Annual Shareholder Report
14

Evaluation and Approval of Advisory Contract–May 2013
Federated Automated Government Money Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
Semi-Annual Shareholder Report
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The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
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which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
19

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Automated Government Money Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N815
8022501 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2014
Ticker	FRFXX

Federated Capital Reserves Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	36.7%
Bank Instruments	32.8%
Variable Rate Instruments	23.7%
Repurchase Agreement	6.8%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At January 31, 2014, the Fund's effective maturity4 schedule was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	34.5%[5]
8-30 Days	11.0%
31-90 Days	42.5%
91-180 Days	9.4%
181 Days or more	2.6%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements and bank instruments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 11.3% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.0%
		Finance - Automotive—0.3%
$21,658,785	[1,2]	Enterprise Fleet Financing LLC 2013-2, Class A1, 0.290%, 8/20/2014	$21,658,785
11,548,611	[1,2]	M&T Bank Auto Receivables Trust 2013-1, Class A1, 0.250%, 9/15/2014	11,548,611
8,086,353		World Omni Automobile Lease Securitization Trust 2013-A, Class A1, 0.250%, 10/10/2014	8,086,353
		TOTAL	41,293,749
		Finance - Equipment—0.6%
17,803,165		John Deere Owner Trust 2013-B, Class A1, 0.250%, 9/26/2014	17,803,165
21,301,166	[1,2]	Leaf Equipment Contract Backed Notes, Series 2013-1, Class A1, 0.320%, 10/15/2014	21,301,166
27,199,309	[1,2]	MMAF Equipment Finance LLC Series 2013-A, Class A1, 0.280%, 9/5/2014	27,199,309
		TOTAL	66,303,640
		Finance - Retail—0.1%
15,000,000	[1,2]	Holmes Master Issuer PLC 2013-1, Class A1, 0.254%, 4/15/2014	15,000,000
		TOTAL ASSET-BACKED SECURITIES	122,597,389
		BANK NOTE—0.3%
		Banking—0.3%
40,000,000		Bank of America N.A., 0.210%, 2/24/2014	40,000,000
		CERTIFICATES OF DEPOSIT—32.8%
		Banking—32.8%
70,000,000		Bank of Nova Scotia, Toronto, 0.250%, 6/23/2014	70,000,000
175,000,000		Bank of Nova Scotia, Toronto, 0.250%, 8/7/2014	175,000,000
602,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.090%—0.210%, 2/7/2014 - 5/28/2014	602,000,000
300,000,000		BNP Paribas SA, 0.230%, 2/28/2014	300,000,000
192,000,000		Credit Agricole Corporate and Investment Bank, 0.220% - 0.230%, 3/28/2014 - 4/22/2014	192,000,000
10,000,000		Credit Suisse, Zurich, 0.230%, 3/6/2014	10,000,000
150,000,000		Credit Suisse, Zurich, 0.230%, 5/30/2014	150,000,000
200,000,000		Credit Suisse, Zurich, 0.240%, 4/21/2014	200,000,000
25,000,000		Deutsche Bank AG, 0.220%, 2/28/2014	25,000,000
225,000,000		Deutsche Bank AG, 0.240%, 4/30/2014	225,000,000
150,000,000		JPMorgan Chase Bank, N.A., 0.320%, 6/2/2014	150,000,000
495,000,000		Mizuho Bank Ltd., 0.200%—0.220%, 2/14/2014 - 4/15/2014	495,000,000
214,000,000		Natixis, 0.230%—0.240%, 2/3/2014 - 3/3/2014	213,999,976
Semi-Annual Shareholder Report
2

Principal Amount			Value
		CERTIFICATES OF DEPOSIT—continued
		Banking—continued
$70,000,000		Rabobank Nederland NV, Utrecht, 0.230%—0.240%, 4/25/2014 - 6/25/2014	$70,000,000
120,000,000		Rabobank Nederland NV, Utrecht, 0.275%, 3/6/2014	119,969,792
200,000,000		Societe Generale, Paris, 0.220%—0.230%, 3/5/2014 - 3/10/2014	200,000,000
40,000,000		Standard Chartered Bank PLC, 0.215%, 3/6/2014	39,992,122
100,000,000		Standard Chartered Bank PLC, 0.220%, 2/6/2014	100,000,000
472,100,000		Sumitomo Mitsui Banking Corp., 0.210%—0.230%, 2/5/2014 - 5/28/2014	472,100,000
250,000,000		Toronto Dominion Bank, 0.240%—0.320%, 3/4/2014 - 6/9/2014	250,000,000
		TOTAL CERTIFICATES OF DEPOSIT	4,060,061,890
		COLLATERALIZED LOAN AGREEMENTS—8.8%
		Banking—8.8%
325,000,000		Barclays Capital, Inc., 0.203%—0.679%, 3/28/2014 - 1/21/2015	325,000,000
360,000,000		Citigroup Global Markets, Inc., 0.507%—0.760%, 2/3/2014 - 4/1/2014	360,000,000
255,000,000		Credit Suisse Securities (USA) LLC, 0.183%—0.649%, [cat:bx]2/3/2014 - 4/21/2014	255,000,000
145,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.355%—0.679%, 2/3/2014 - 4/21/2014	145,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,085,000,000
		COMMERCIAL PAPER—26.1%[3]
		Aerospace/sAuto—0.0%
350,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.260%, 2/24/2014	349,942
		Banking—14.5%
269,500,000		Barclays US Funding Corp., 0.080%—0.250%, 2/3/2014 - 3/19/2014	269,484,828
140,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.301%, 4/2/2014 - 4/14/2014	139,926,000
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.230%, 6/9/2014	24,979,556
20,000,000		ICICI Bank Ltd., Bahrain (Series A), (Wells Fargo Bank, N.A. LOC), 0.230%, 2/27/2014	19,996,678
12,000,000		ICICI Bank Ltd., Hong Kong (Series B), (Wells Fargo Bank, N.A. LOC), 0.240%, 2/27/2014	11,997,920
200,000,000		ING (U.S.) Funding LLC, 0.210%, 4/30/2014 - 5/2/2014	199,896,458
900,000		JPMorgan Chase & Co., 0.230%, 2/3/2014	899,989
500,000,000		Lloyds Bank PLC, London, 0.065%, 2/6/2014	499,995,486
80,000,000	[1,2]	LMA-Americas LLC, 0.210%—0.250%, 2/20/2014 - 4/11/2014	79,974,037
45,000,000	[1,2]	Matchpoint Master Trust, 0.230%—0.240%, 3/10/2014 - 3/13/2014	44,989,060
50,000,000	[1,2]	Mizuho Funding LLC, 0.200%, 3/27/2014	49,985,000
261,450,000	[1,2]	Nationwide Building Society, 0.210%—0.250%, 2/24/2014 - 4/9/2014	261,365,006
75,000,000	[1,2]	Northern Pines Funding LLC, 0.210%, 3/28/2014	74,975,937
Semi-Annual Shareholder Report
3

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Banking—continued
$100,000,000		PNC Bank, N.A., 0.270%, 5/21/2014	$100,000,000
11,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.280%, 3/31/2014	10,995,038
		TOTAL	1,789,460,993
		Electric Power—0.1%
10,900,000		Virginia Electric & Power Co., 0.240%, 2/13/2014 - 2/24/2014	10,898,549
		Finance - Automotive—1.4%
50,000,000		FCAR Owner Trust, A1+/P1 Series, 0.200%, 4/9/2014	49,981,389
127,000,000		FCAR Owner Trust, A1/P1 Series, 0.220%, 4/1/2014	126,954,209
		TOTAL	176,935,598
		Finance - Commercial—3.1%
291,500,000	[1,2]	Atlantic Asset Securitization LLC, 0.210%—0.230%, 2/5/2014 - 4/23/2014	291,405,420
86,000,000	[1,2]	Versailles Commercial Paper LLC, 0.220%—0.230%, 3/11/2014 - 3/24/2014	85,977,904
		TOTAL	377,383,324
		Finance - Retail—1.7%
74,600,000	[1,2]	Chariot Funding LLC, 0.301%, 3/25/2014 - 6/2/2014	74,553,528
137,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.240%—0.301%, 3/21/2014 - 10/20/2014	136,907,940
		TOTAL	211,461,468
		Sovereign—5.2%
426,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.235%—0.250%, 4/17/2014 - 6/18/2014	425,702,181
85,000,000	[1,2]	Erste Abwicklungsanstalt, 0.250%, 4/7/2014	84,961,632
134,000,000	[1,2]	Kells Funding, LLC, 0.230%, 3/8/2014	133,972,604
		TOTAL	644,636,417
		Telecommunications—0.1%
8,420,000	[1,2]	Comcast Corp., 0.250%, 2/14/2014	8,419,240
		Utility Gas—0.0%
500,000	[1,2]	Northeast Utilities, 0.190%, 2/5/2014	499,989
		TOTAL COMMERCIAL PAPER	3,220,045,520
		CORPORATE BONDS—0.5%
		Finance - Commercial—0.0%
5,350,000		General Electric Capital Corp., 5.500%, 6/4/2014	5,442,818
400,000		General Electric Capital Corp., 5.650%, 6/9/2014	407,337
		TOTAL	5,850,155
		Insurance—0.2%
18,700,000	[1,2]	Metropolitan Life Global Funding I, 2.000%, 1/9/2015	18,988,721
Semi-Annual Shareholder Report
4

Principal Amount			Value
		CORPORATE BONDS—continued
		Municipal—0.3%
$10,000,000		Brick Township, NJ, (Series 2014A), 0.750%, 7/22/2014	$10,015,022
30,000,000		New Jersey State, 2.000%, 6/26/2014	30,196,917
		TOTAL	40,211,939
		Pharmaceuticals and Health Care—0.0%
4,200,000		Sanofi-Aventis SA, 0.558%, 3/28/2014	4,202,014
		TOTAL CORPORATE BONDS	69,252,829
		NOTES-VARIABLE—23.7%[4]
		Aerospace / Auto—0.3%
35,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.242%, 4/14/2014	35,000,000
		Banking—21.0%
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.401%, 4/4/2014	100,000,000
100,000,000		Bank of Montreal, 0.229%, 2/18/2014	100,000,000
199,000,000		Bank of Montreal, 0.237%, 4/21/2014	199,000,000
75,000,000		Bank of Montreal, 0.242%, 3/12/2014	75,000,000
100,000,000		Bank of Montreal, 0.263%, 3/14/2014	100,000,000
124,050,000	[1,2]	BlackRock Municipal Income Quality Trust, VMTP Shares (Series T0009), 0.190%, 1/2/2015	124,050,000
56,385,000	[1,2]	BlackRock MuniHoldings Fund, Inc., VMTP Shares (Series T0017), 0.190%, 1/2/2015	56,385,000
34,140,000	[1,2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Shares (Series T0019), 0.150%, 1/2/2015	34,140,000
113,000,000	[1,2]	BlackRock MuniYield Quality Fund II, Inc., VMTP Shares (Series T0012), 0.190%, 1/2/2015	113,000,000
20,000,000	[1,2]	BlackRock Strategic Municipal Trust, VMTP Shares (Series T0015), 0.190%, 1/2/2015	20,000,000
36,750,000		Brazos River Authority, TX, (Series 2001I), (Citibank NA, New York LOC), 0.200%, 2/5/2014	36,750,000
80,000,000		Canadian Imperial Bank of Commerce, 0.298%, 2/24/2014	80,000,000
4,905,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC, Series 2006, (SunTrust Bank LOC), 0.290%, 2/5/2014	4,905,000
23,200,000		Carew Realty, Inc., Series 2012, (Fifth Third Bank, Cincinnati LOC). 0.300%, 2/6/2014	23,200,000
5,300,000		Cincinnati Hills Christian Academy, Inc., Series 2008, (Fifth Third Bank, Cincinnati LOC), .300%, 2/6/2014	5,300,000
50,000,000	[1,2]	Commonwealth Bank of Australia, 0.218%, 3/3/2014	49,998,819
6,000,000		District of Columbia Revenue, (Series 2007), (SunTrust Bank LOC), 0.230%, 2/5/2014	6,000,000
53,580,000		Goldleaf Mortgage LLC, Series 2007-A, (BMO Harris Bank, N.A. LOC), 0.150%, 2/6/2014	53,580,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		NOTES-VARIABLE—continued[4]
		Banking—continued
$5,025,000		Green Knight EDC, Series 2004, (Fulton Bank, N.A. LOC), 1.200%, 2/6/2014	$5,025,000
9,616,600		Herman & Kittle Capital, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.300%, 2/6/2014	9,616,600
10,000,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.170%, 2/3/2014	10,000,000
100,000,000		JPMorgan Chase Bank, N.A., 0.357%, 2/21/2014	100,000,000
15,415,000		Madison Hotel Investors I LLC, Series 2005 B, (BMO Harris Bank, N.A. LOC), 0.150%, 2/6/2014	15,415,000
9,185,000		Maryland State EDC, Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 2/4/2014	9,185,000
7,000,000		Maryland State EDC, Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 2/4/2014	7,000,000
25,000,000		Michigan Finance Authority, Series 2010-B, (PNC Bank, N.A. LOC), 0.120%, 2/6/2014	25,000,000
12,600,000		Mississippi Business Finance Corp., Dollar Tree Distribution, Inc. Series 1998, (Wells Fargo Bank, N.A. LOC), 0.160%, 2/6/2014	12,600,000
4,340,000		New Hampshire Business Finance Authority, Seacoast Health 1998B, (RBS Citizens, N.A. LOC), 0.460%, 2/6/2014	4,340,000
21,285,000		New York City Housing Development Corp., Series 2009 A2, (RBS Citizens, N.A. LOC), 0.400%, 2/5/2014	21,285,000
64,305,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens, N.A. LOC), 0.370%, 2/5/2014	64,305,000
76,200,000		New York City Housing Development Corp., Series 2010-A1, (RBS Citizens, N.A. LOC), 0.400%, 2/5/2014	76,200,000
19,450,000		New York City Housing Development Corp., Series 2010-A2, (RBS Citizens, N.A. LOC), 0.400%, 2/5/2014	19,450,000
2,910,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank, N.A. LOC), 1.200%, 2/6/2014	2,910,000
15,775,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.310%, 2/16/2014	15,775,000
100,000,000		PNC Bank, N.A., 0.490%, 3/20/2014	100,000,000
7,725,000		R.W. Sidley, Inc., Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.300%, 2/6/2014	7,725,000
150,000,000		Royal Bank of Canada, Montreal, 0.270%, 2/3/2014	150,000,000
200,000,000		Royal Bank of Canada, Montreal, 0.290%, 2/3/2014	200,000,000
9,290,000	[1,2]	Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.300%, 2/6/2014	9,290,000
30,000,000	[1,2]	Sumitomo Mitsui Banking Corp., 0.220%, 4/1/2014	29,989,183
150,000,000		Toronto Dominion Bank, 0.217%, 2/18/2014	150,000,000
364,580,000		Wells Fargo Bank, N.A., 0.346%, 3/24/2014	364,580,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
		NOTES-VARIABLE—continued[4]
		Banking—continued
$2,935,000		Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (TD Bank, N.A. LOC), 0.220%, 2/6/2014	$2,935,000
		TOTAL	2,593,934,602
		Finance - Commercial—1.2%
5,500,000		General Electric Capital Corp., 0.376%, 3/24/2014	5,501,202
40,000,000	[1,2]	Versailles Commercial Paper LLC, 0.247%, 6/19/2014	40,000,000
25,000,000	[1,2]	Versailles Commercial Paper LLC, 0.251%, 4/10/2014	25,000,000
50,000,000	[1,2]	Versailles Commercial Paper LLC, 0.260%, 4/2/2014	50,000,000
4,590,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.150%, 2/6/2014	4,590,000
14,300,000	[1,2]	Ziegler Realty, (General Electric Capital Corp. LOC), 0.220%, 2/6/2014	14,300,000
4,010,000	[1,2]	Ziegler Realty, Series 2008, (General Electric Capital Corp. LOC), 0.220%, 2/6/2014	4,010,000
		TOTAL	143,401,202
		Government Agency—0.0%
600,000		Frogtown LLC, Series 2004, (Federal Home Loan Bank of Cincinnati LOC), 0.300%, 2/6/2014	600,000
		Metals—0.8%
19,000,000		Berkeley County, SC IDB, (Series 1998), (Nucor Corp.) 0.310%, 2/5/2014	19,000,000
34,700,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), (Nucor Corp.) 0.400%, 2/5/2014	34,700,000
17,600,000		Memphis-Shelby County, TN Industrial Development Board—PCRBs, (Series 2007), (Nucor Corp.), 0.340%, 2/5/2014	17,600,000
4,000,000		St. James Parish, LA, (Series 2010A-1), (Guaranteed by Nucor Corp.), 0.320%, 2/5/2014	4,000,000
20,000,000		St. James Parish, LA, (Series 2010B-1), (Guaranteed by Nucor Corp.), 0.320%, 2/5/2014	20,000,000
		TOTAL	95,300,000
		Oil & Oil Finance—0.4%
53,700,000	[1,2]	Devon Energy Corp., 0.320%, 3/25/2014	53,700,000
		TOTAL NOTES-VARIABLE	2,921,935,804
		REPURCHASE AGREEMENTS—6.8%
533,000,000		Interest in $750,000,000 joint repurchase agreement 0.04%, dated 1/31/2014 under which Citigroup Global Markets, Inc., will repurchase the securities provided as collateral for $750,003,333 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/15/2053 and the market value of those underlying securities was $767,351,961.	533,000,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$305,000,000	Interest in $750,000,000 joint repurchase agreement 0.04%, dated 1/31/2014 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $750,003,333 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/30/2017 and the market value of those underlying securities was $767,002,573.	$305,000,000
	TOTAL REPURCHASE AGREEMENTS	838,000,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	12,356,893,432
	OTHER ASSETS AND LIABILITIES—0.0%[6]	1,428,367
	TOTAL NET ASSETS—100%	$12,358,321,799
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these liquid restricted securities amounted to $2,668,504,570, which represented 21.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $2,668,504,570, which represented 21.6% of total net assets.
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
4	Floating rate note with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Semi-Annual Shareholder Report
8

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDC	—Economic Development Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Rate Municipal Term Preferred
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	—	—	—	0.000[1]	0.010
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.010
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.000)[1]	(0.010)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	1.05%
Ratios to Average Net Assets:
Net expenses	0.25%[4]	0.32%	0.40%	0.39%[5]	0.46%[5]	1.03%[5]
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.00%[3]	1.01%
Expense waiver/reimbursement[6]	1.06%[4]	0.99%	0.93%	0.93%	0.87%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,358,322	$11,918,210	$10,720,892	$10,912,831	$10,735,359	$10,574,594
Semi-Annual Shareholder Report
10

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.39%, 0.46%, and 1.03% for the years ended July 31, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$12,356,893,432
Income receivable		2,774,166
Prepaid expenses		57,997
Receivable for shares sold		179
TOTAL ASSETS		12,359,725,774
Liabilities:
Bank overdraft	$208,179
Payable for shares redeemed	1,034
Payable for transfer agent fee	1,064,510
Payable for custodian fees	99,858
Payable for investment adviser fee (Note 4)	10,009
Accrued expenses (Note 4)	20,385
TOTAL LIABILITIES		1,403,975
Net assets for 12,358,312,188 shares outstanding		$12,358,321,799
Net Assets Consist of:
Paid-in capital		$12,358,299,632
Accumulated net realized gain on investments		22,167
TOTAL NET ASSETS		$12,358,321,799
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$12,358,321,799 ÷ 12,358,312,188 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Interest			$15,536,268
Expenses:
Investment adviser fee (Note 4)		$18,408,746
Administrative fee (Note 4)		4,792,410
Custodian fees		178,802
Transfer agent fees		6,166,865
Directors'/Trustees' fees (Note 4)		34,242
Auditing fees		11,351
Legal fees		8,199
Distribution services fee (Note 4)		33,749,368
Shareholder services fee (Note 4)		15,340,622
Portfolio accounting fees		88,548
Share registration costs		1,682,030
Printing and postage		378,815
Insurance premiums (Note 4)		11,854
Miscellaneous (Note 4)		15,741
TOTAL EXPENSES		80,867,593
Waivers (Note 4) :
Waiver of investment adviser fee	$(16,241,335)
Waiver of distribution services fee	(33,749,368)
Waiver of shareholder services fee	(15,340,622)
TOTAL WAIVERS		(65,331,325)
Net expenses			15,536,268
Net investment income			—
Net realized gain on investments			33,782
Change in net assets resulting from operations			$33,782
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	33,782	21,145
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	33,782	21,145
Distributions to Shareholders:
Distributions from net realized gain on investments	(22,370)	(39,902)
Share Transactions:
Proceeds from sale of shares	2,359,846,492	5,084,239,118
Net asset value of shares issued to shareholders in payment of distributions declared	21,634	38,385
Cost of shares redeemed	(1,919,767,465)	(3,886,941,142)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	440,100,661	1,197,336,361
Change in net assets	440,112,073	1,197,317,604
Net Assets:
Beginning of period	11,918,209,726	10,720,892,122
End of period	$12,358,321,799	$11,918,209,726
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 35 portfolios. The financial statements included herein are only those of Federated Capital Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”), and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
Semi-Annual Shareholder Report
15

terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2014	Year Ended 7/31/2013
Shares sold	2,359,846,492	5,084,239,118
Shares issued to shareholders in payment of distributions declared	21,634	38,385
Shares redeemed	(1,919,767,465)	(3,886,941,142)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	440,100,661	1,197,336,361
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the Adviser voluntarily waived $16,241,335 of its fee.
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17

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, FSC waived its entire fee of $33,749,368. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2014, unaffiliated third-party financial intermediaries waived the entire $15,340,622 of Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next
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effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2014, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $3,095,000.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
5. CONCENTRATION OF RISK
A substantial portion of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.26
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.95	$1.28
1	Expenses are equal to the Fund's annualized net expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.14 and $5.19, respectively.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Capital Reserves Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and
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processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Capital Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919304
Q450204 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2014
Ticker	GRFXX

Federated Government Reserves Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	50.3%
U.S. Government Agency Securities	46.3%
U.S. Treasury Securities	5.8%
Other Assets and Liabilities—Net[2]	(2.4)%
TOTAL	100.0%
At January 31, 2014, the Fund's effective maturity3 schedule was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	54.8%
8-30 Days	15.2%
31-90 Days	10.8%
91-180 Days	11.6%
181 Days or more	10.0%
Other Assets and Liabilities—Net[2]	(2.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—46.3%
$483,430,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.095% - 0.198%, 2/3/2014 - 3/20/2014	$483,512,257
109,289,000		Federal Farm Credit System Notes, 0.150% - 1.625%, 2/13/2014 - 11/19/2014	109,637,631
1,116,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.030% - 0.140%, 2/12/2014 - 6/6/2014	1,115,868,417
646,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.098% - 0.180%, 2/3/2014 - 4/28/2014	645,957,188
2,460,615,000		Federal Home Loan Bank System, 0.070% - 1.375%, 2/3/2014 - 2/27/2015	2,416,640,299
110,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.110% - 0.130%, 5/7/2014 - 7/22/2014	109,953,602
75,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.139%, 2/18/2014	75,493,974
96,565,000		Federal Home Loan Mortgage Corp., 0.130% - 2.500%, 2/7/2014 - 4/28/2014	96,758,845
80,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.150%, 5/5/2014	79,969,000
277,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.128% - 0.138%, 2/5/2014 - 2/27/2014	276,964,412
40,000,000		Federal National Mortgage Association, 1.125% - 2.750%, 2/5/2014 - 6/27/2014	40,080,065
		TOTAL GOVERNMENT AGENCIES	5,450,835,690
		U.S. TREASURY—5.8%
115,000,000		U.S. Treasury Note, 0.250%, 6/30/2014	115,039,474
225,000,000		U.S. Treasury Note, 4.000%, 2/15/2014	225,334,701
104,250,000		U.S. Treasury Notes, 0.250% - 1.875%, 2/28/2014	104,328,543
238,000,000		U.S. Treasury Notes, 1.000% - 4.750%, 5/15/2014	240,083,136
		TOTAL U.S. TREASURY	684,785,854
		REPURCHASE AGREEMENTS—50.3%
445,000,000		Interest in $750,000,000, joint repurchase agreement 0.04%, dated 01/31/2014 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $750,002,500 on 02/03/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 03/31/2020 and the market value of those underlying securities was $765,002,573.	445,000,000
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Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$217,000,000	Interest in $750,000,000, joint repurchase agreement 0.04%, dated 01/31/2014 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $750,002,500 on 02/03/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 09/15/2053 and the market value of those underlying securities was $767,351,961.	$217,000,000
277,000,000	Repurchase agreement 0.030%, dated 01/28/2014 under which Goldman Sachs & Co., will repurchase the securities provided as collateral for $277,001,616 on 02/04/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 01/01/2044 and the market value of those underlying securities was $282,612,597.	277,000,000
604,000,000	Repurchase agreement 0.030%, dated 01/29/2014 under which Citigroup Global Markets, Inc., will repurchase the securities provided as collateral for $604,003,523 on 02/05/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury and Government Agency securities with various maturities to 01/15/2049 and the market value of those underlying securities was $621,572,614.	604,000,000
148,000,000	Repurchase agreement 0.030%, dated 01/30/2014 under which Goldman Sachs & Co., will repurchase the securities provided as collateral for $148,000,863 on 02/06/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 08/15/2043 and the market value of those underlying securities was $150,960,503.	148,000,000
50,000,000	Repurchase agreement 0.030%, dated 01/31/2014 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $50,000,125 on 02/03/2014. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury Bond with a maturity of 05/15/2043 and the market value of those underlying securities was $51,000,157.	50,000,000
300,000,000	Repurchase agreement 0.030%, dated 01/31/2014 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $300,000,750 on 02/03/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 01/25/2044 and the market value of those underlying securities was $309,000,773.	300,000,000
550,000,000	Repurchase agreement 0.030%, dated 01/31/2014 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $550,001,375 on 02/03/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/15/2043 and the market value of those underlying securities was $562,645,475.	550,000,000
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Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$75,000,000		Repurchase agreement 0.030%, dated 01/31/2014 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $75,000,188 on 02/03/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/23/2035 and the market value of those underlying securities was $76,571,815.	$75,000,000
648,000,000		Repurchase agreement 0.030%, dated 01/31/2014 under which Wells Fargo Securities, LLC will repurchase the securities provided as collateral for $648,001,620 on 02/03/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 01/15/2048 and the market value of those underlying securities was $661,242,284.	648,000,000
250,000,000	[3]	Repurchase agreement 0.040%, dated 01/21/2014 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $250,008,333 on 02/20/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/01/2043 and the market value of those underlying securities was $255,196,608.	250,000,000
500,000,000		Repurchase agreement 0.040%, dated 01/31/2014 under which ABN AMRO BANK N.V., will repurchase the securities provided as collateral for $500,001,667 on 02/03/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury and Government Agency securities with various maturities to 02/01/2043 and the market value of those underlying securities was $510,001,724.	500,000,000
150,000,000		Repurchase agreement 0.040%, dated 01/31/2014 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $150,000,500 on 02/03/2014. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security with a maturity of 01/31/2016 and the market value of those underlying securities was $153,000,574.	150,000,000
144,000,000		Repurchase agreement 0.040%, dated 01/31/2014 under which Goldman Sachs & Co., will repurchase the securities provided as collateral for $144,001,120 on 02/07/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 01/20/2044 and the market value of those underlying securities was $146,880,490.	144,000,000
194,000,000	[3]	Repurchase agreement 0.060%, dated 01/09/2014 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $194,022,633 on 03/20/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 01/20/2044 and the market value of those underlying securities was $198,109,913.	194,000,000
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Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$81,000,000	[3]	Repurchase agreement 0.060%, dated 01/24/2014 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $81,008,100 on 03/25/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 01/01/2044 and the market value of those underlying securities was $82,916,480.	$81,000,000
440,000,000	[3]	Repurchase agreement 0.090%, dated 11/21/2013 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $440,099,000 on 02/19/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 01/01/2044 and the market value of those underlying securities was $452,201,234.	440,000,000
158,000,000	[3]	Repurchase agreement 0.120%, dated 11/04/2013 under which Wells Fargo Securities, LLC will repurchase the securities provided as collateral for $158,050,033 on 02/07/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 02/01/2044 and the market value of those underlying securities was $161,512,402.	158,000,000
350,000,000	[3]	Repurchase agreement 0.120%, dated 11/18/2013 under which Wells Fargo Securities, LLC will repurchase the securities provided as collateral for $350,107,333 on 02/18/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 02/01/2044 and the market value of those underlying securities was $357,955,559.	350,000,000
350,000,000	[3]	Repurchase agreement 0.120%, dated 11/19/2013 under which Wells Fargo Securities, LLC will repurchase the securities provided as collateral for $350,099,167 on 02/12/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 02/01/2044 and the market value of those underlying securities was $357,595,353.	350,000,000
		TOTAL REPURCHASE AGREEMENTS	5,931,000,000
		TOTAL INVESTMENTS—102.4% (AT AMORTIZED COST)[4]	12,066,621,544
		OTHER ASSETS AND LIABILITIES - NET—(2.4)%[5]	(279,051,893)
		TOTAL NET ASSETS—100%	$11,787,569,651
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	—	—	—	0.000[1]	0.004
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.004
Less Distributions:
Distributions from net investment income	—	—	—	(0.000)[1]	—	(0.004)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.43%
Ratios to Average Net Assets:
Net expenses	0.10%[4]	0.18%	0.17%	0.21%	0.27%[5]	0.85%[5]
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.00%[3]	0.41%
Expense waiver/reimbursement[6]	1.19%[4]	1.12%	1.12%	1.09%	1.03%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,787,570	$12,026,528	$11,201,045	$10,917,384	$10,934,937	$12,545,150
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1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.27% and 0.85% for the years ended July 31, 2010 and 2009, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Investments in repurchase agreements	$5,931,000,000
Investments in securities	6,135,621,544
Total investment in securities, at amortized cost and fair value		$12,066,621,544
Income receivable		8,740,235
TOTAL ASSETS		12,075,361,779
Liabilities:
Bank overdraft	149,213,431
Payable for investments purchased	137,327,320
Payable to adviser (Note 4)	927,194
Accrued expenses (Note 4)	324,183
TOTAL LIABILITIES		287,792,128
Net assets for 11,787,570,778 shares outstanding		$11,787,569,651
Net Assets Consists of:
Paid-in capital		$11,787,569,651
TOTAL NET ASSETS		$11,787,569,651
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$11,787,569,651 ÷ 11,787,570,778 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Interest			$6,250,164
Expenses:
Investment adviser fee (Note 4)		$18,016,514
Administrative fee (Note 4)		4,690,299
Custodian fees		165,931
Transfer agent fees		6,036,401
Directors'/Trustees' fees (Note 4)		33,828
Auditing fees		11,351
Legal fees		6,785
Distribution services fee (Note 4)		33,030,276
Shareholder services fee (Note 4)		14,979,811
Portfolio accounting fees		88,548
Share registration costs		239,775
Printing and postage		467,164
Insurance premiums (Note 4)		12,140
Miscellaneous (Note 4)		16,603
TOTAL EXPENSES		77,795,426
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(18,016,514)
Waiver of distribution services fee (Note 4)	(33,030,276)
Waiver of shareholder services fee (Note 4)	(14,979,811)
Waiver of transfer agent fee	(4,866,285)
Reimbursement of other operating expenses (Note 4)	(652,376)
TOTAL WAIVERS AND REIMBURSEMENT		(71,545,262)
Net expenses			6,250,164
Net investment income			—
Net realized gain on investments			277
Change in net assets resulting from operations			$277
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	277	1,590
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	277	1,590
Distributions to Shareholders:
Distributions from net realized gain on investments	(1,491)	(906)
Share Transactions:
Proceeds from sale of shares	2,511,898,574	5,763,835,612
Net asset value of shares issued to shareholders in payment of distributions declared	1,454	896
Cost of shares redeemed	(2,750,856,768)	(4,938,354,601)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(238,956,740)	825,481,907
Change in net assets	(238,957,954)	825,482,591
Net Assets:
Beginning of period	12,026,527,605	11,201,045,014
End of period	$11,787,569,651	$12,026,527,605
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 35 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
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terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2014	Year Ended 7/31/2013
Shares sold	2,511,898,574	5,763,835,612
Shares issued to shareholders in payment of distributions declared	1,454	896
Shares redeemed	(2,750,856,768)	(4,938,354,601)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(238,956,740)	825,481,907
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the Adviser voluntarily waived its entire fee of $18,016,514 and voluntarily reimbursed $652,376 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, FSC waived its entire fee of $33,030,276. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2014, unaffiliated third-party financial intermediaries waived the entire $14,979,811 of Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund expenses reflected in the financial highlights will be maintained in the future. The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”):
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(a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2014, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $239,993,525.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014 , the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$0.50
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.70	$0.51
1	Expenses are equal to the Fund's annualized net expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.14 and $5.19, respectively.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Government Reserves Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report
20

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and
Semi-Annual Shareholder Report
22

processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Government Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919205
34454 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2014
Ticker	FMTXX

Federated Master Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	56.5%
Bank Instruments	26.1%
Variable Rate Instruments	4.6%
Repurchase Agreement	12.7%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At January 31, 2014, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	37.4%[4]
8-30 Days	8.0%
31-90 Days	36.4%
91-180 Days	14.3%
181 Days or more	3.8%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include an asset-backed security, collateralized loan agreements, commercial paper and corporate bonds with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 13.2% of the Fund's portfolio.
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1

Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITY—0.5%
		Finance - Retail—0.5%
$500,000	[1,2,3]	Holmes Master Issuer PLC 2013-1, Class A1, 0.254%, 2/15/2014	$500,000
		CERTIFICATES OF DEPOSIT—26.1%
		Finance - Banking—26.1%
1,000,000	[3]	Bank of Montreal, 0.236%, 4/22/2014	1,000,000
2,000,000	[3]	Bank of Montreal, 0.238%, 2/6/2014	2,000,000
2,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200% - 0.210%, 3/5/2014 - 5/28/2014	2,000,000
2,000,000	[3]	Canadian Imperial Bank of Commerce, 0.298%, 2/24/2014	2,000,000
2,000,000		Credit Suisse, Zurich, 0.240%, 4/21/2014	2,000,000
2,000,000		Deutsche Bank AG, 0.240%, 4/30/2014	2,000,000
500,000		Deutsche Bank AG, 0.240%, 4/30/2014	500,000
1,000,000		JPMorgan Chase Bank, N.A., 0.320%, 6/2/2014	1,000,000
3,000,000	[3]	JPMorgan Chase Bank, N.A., 0.357%, 2/21/2014	3,000,000
2,000,000		Mizuho Bank Ltd., 0.210%, 3/10/2014	2,000,000
2,000,000	[3]	Royal Bank of Canada, Montreal, 0.290%, 2/3/2014	2,000,000
5,000,000		Sumitomo Mitsui Banking Corp., 0.210% - 0.220%, 2/5/2014 - 5/23/2014	5,000,000
3,000,000		Toronto Dominion Bank, 0.240% - 0.320%, 3/4/2014 - 7/10/2014	3,000,000
		TOTAL CERTIFICATES OF DEPOSIT	27,500,000
		COLLATERALIZED LOAN AGREEMENTS—16.1%
		Finance - Banking—16.1%
3,000,000		BNP Paribas Securities Corp., 0.426% - 0.446%, 2/24/2014 - 4/15/2014	3,000,000
1,000,000		Barclays Capital, Inc., 0.203%, 2/18/2014	1,000,000
500,000		Citigroup Global Markets, Inc., 0.558%, 2/3/2014	500,000
1,000,000		Credit Suisse Securities (USA) LLC, 0.649%, 4/17/2014	1,000,000
1,000,000		JPMorgan Securities LLC, 0.324%, 4/2/2014	1,000,000
3,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.253%, 2/12/2014 - 2/20/2014	3,000,000
2,500,000		RBC Capital Markets, LLC, 0.243% - 0.355%, 2/13/2014 - 2/14/2014	2,500,000
5,000,000		Wells Fargo Securities, LLC, 0.355% - 0.375%, 3/31/2014 - 4/21/2014	5,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	17,000,000
		COMMERCIAL PAPER—34.1%[4]
		Finance - Banking—20.9%
4,000,000		Barclays US Funding Corp., 0.210% - 0.250%, 2/5/2014 - 3/19/2014	3,999,408
5,000,000		ING (U.S.) Funding LLC, 0.210% - 0.210%, 4/17/2014 - 4/25/2014	4,997,719
1,000,000	[1,2]	LMA-Americas LLC, 0.240%, 4/11/2014	999,540
Semi-Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[4]
		Finance - Banking—continued
$3,000,000	[1,2]	Mizuho Funding LLC, 0.200%, 3/27/2014	$2,999,100
5,000,000	[1,2]	Nationwide Building Society, 0.210% - 0.250%, 3/12/2014 - 4/9/2014	4,998,043
2,000,000	[1,2]	Northern Pines Funding LLC, 0.210%, 3/27/2014	1,999,370
2,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.245%, 5/2/2014	1,998,775
		TOTAL	21,991,955
		Finance - Commercial—2.8%
3,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.220%, 4/4/2014	2,998,863
		Finance - Retail—8.5%
3,000,000	[1,2]	Barton Capital LLC, 0.200%, 2/14/2014	2,999,784
2,000,000	[1,2]	Chariot Funding LLC, 0.301%, 4/3/2014	1,998,983
4,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.240% - 0.301%, 4/1/2014 - 10/20/2014	3,993,860
		TOTAL	8,992,627
		Sovereign—1.9%
2,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.235%, 6/18/2014	1,998,211
		TOTAL COMMERCIAL PAPER	35,981,656
		CORPORATE BONDS—5.8%
		Finance - Banking—2.9%
3,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 4.200%, 5/13/2014	3,032,963
		Finance - Commercial—1.9%
2,000,000		General Electric Capital Corp., 5.900%, 5/13/2014	2,031,011
		Insurance—1.0%
1,000,000	[1,2]	Metropolitan Life Global Funding I, 2.000%, 1/9/2015	1,015,439
		TOTAL CORPORATE BONDS	6,079,413
		NOTES - VARIABLE—4.6%[3]
		Aerospace/Auto—1.9%
2,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.242%, 4/14/2014	2,000,000
		Finance - Commercial—0.8%
850,000		General Electric Capital Corp., 0.375%, 3/20/2014	850,125
		Government Agency—1.9%
2,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.140%, 2/6/2014	2,000,000
		TOTAL NOTES—VARIABLE	4,850,125
Semi-Annual Shareholder Report
3

Principal Amount		Value
	REPURCHASE AGREEMENT—12.7%
$13,366,000	Interest in $2,710,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,710,006,775 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $2,766,646,403.	$13,366,000
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	105,277,194
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	79,228
	TOTAL NET ASSETS—100%	$105,356,422
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $29,534,156, which represented 28.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $29,534,156, which represented 28.0% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
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4

The following acronyms are used throughout this portfolio:
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	0.000[1]	0.015
Net realized gain (loss) on investments	0.000[1]	0.000[1]	—	0.000[1]	(0.000)[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0001	0.0001	—	0.0001	0.0001	0.015
Less Distributions:
Distributions from net investment income	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%	0.00%	0.00%[3]	0.02%	1.48%
Ratios to Average Net Assets:
Net expenses	0.23%[4]	0.30%	0.38%	0.37%	0.43%	0.52%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.03%	1.45%
Expense waiver/reimbursement[5]	0.41%[4]	0.35%	0.34%	0.33%	0.22%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$105,356	$108,653	$94,546	$108,861	$118,767	$187,319
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Investment in repurchase agreements	$13,366,000
Investment in securities	91,911,194
Total investment in securities, at amortized cost and fair value		$105,277,194
Cash		2,286
Income receivable		69,849
Receivable for shares sold		1,512
Prepaid expenses		20,505
TOTAL ASSETS		105,371,346
Liabilities:
Payable to adviser (Note 4)	1,065
Payable for custodian fees	2,057
Payable for transfer agent fee	2,665
Payable for portfolio accounting fees	7,098
Payable for insurance premiums	2,039
TOTAL LIABILITIES		14,924
Net assets for 105,346,661 shares outstanding		$105,356,422
Net Assets Consist of:
Paid-in capital		$105,356,226
Accumulated net realized gain on investments		196
TOTAL NET ASSETS		$105,356,422
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$105,356,422 ÷ 105,346,661 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Interest			$133,726
Expenses:
Investment adviser fee (Note 4)		$231,673
Administrative fee (Note 4)		45,234
Custodian fees		5,462
Transfer agent fee		3,894
Directors'/Trustees' fees (Note 4)		373
Auditing fees		10,208
Legal fees		6,785
Portfolio accounting fees		21,272
Share registration costs		34,268
Printing and postage		10,584
Insurance premiums (Note 4)		2,087
Miscellaneous (Note 4)		359
TOTAL EXPENSES		372,199
Waiver and Reimbursement (Note 4):
Waiver of investment adviser fee	$(231,673)
Reimbursement of other operating expenses	(6,800)
TOTAL WAIVER AND REIMBURSEMENT		(238,473)
Net expenses			133,726
Net investment income			—
Net realized gain on investments			397
Change in net assets resulting from operations			$397
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net realized gain on investments	$397	$568
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	397	568
Distributions to Shareholders:
Distributions from net realized gain on investments	(347)	—
Share Transactions:
Proceeds from sale of shares	184,243,255	388,461,189
Net asset value of shares issued to shareholders in payment of distributions declared	170	—
Cost of shares redeemed	(187,539,974)	(374,355,261)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,296,549)	14,105,928
Change in net assets	(3,296,499)	14,106,496
Net Assets:
Beginning of period	108,652,921	94,546,425
End of period	$105,356,422	$108,652,921
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 35 portfolios. The financial statements included herein are only those of Federated Master Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
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terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2014	Year Ended 7/31/2013
Shares sold	184,243,255	388,461,189
Shares issued to shareholders in payment of distributions declared	170	—
Shares redeemed	(187,539,974)	(374,355,261)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,296,549)	14,105,928
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may choose to waive any portion of its fee
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and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2014, the Adviser waived its entire fee of $231,673 and reimbursed $6,800 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2014, the Fund did not incur Service Fees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
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7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.16
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.05	$1.17
1	Expenses are equal to the Fund's annualized net expense ratio of 0.23%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's contractual Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Investment Adviser Fee), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Master Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and
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processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Master Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N740
8070106 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2014
Ticker	MUTXX

Federated Municipal Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	78.0%
Municipal Notes	20.7%
Other Assets and Liabilities—Net[2]	1.3%
TOTAL	100.0%
At January 31, 2014, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	78.0%
8-30 Days	2.5%
31-90 Days	4.2%
91-180 Days	7.5%
181 Days or more	6.5%
Other Assets and Liabilities—Net[2]	1.3%
TOTAL	100%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—98.7%[1,2]
		Alabama—1.6%
$6,000,000		Columbia, AL IDB PCRB, (1995 Series E) Daily VRDNs (Alabama Power Co.), 0.070%, 2/3/2014	$6,000,000
4,350,000		North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/6/2014	4,350,000
		TOTAL	10,350,000
		Arizona—0.7%
4,770,000	[3,4]	Arizona Health Facilities Authority, Floater Certificates (Series 2008-3256) Weekly VRDNs (Banner Health)/(Deutsche Bank AG LIQ), 0.050%, 2/6/2014	4,770,000
		Arkansas—2.1%
6,160,000		Pulaski County, AR Public Facilities Board, (Series 2005: Markham Oaks and Indian Hills Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Federal Home Loan Bank of Atlanta LOC), 0.120%, 2/6/2014	6,160,000
7,290,000		Pulaski County, AR Public Facilities Board, (Series 2012: Waterford and Bowman Heights Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Federal Home Loan Bank of Atlanta LOC), 0.120%, 2/6/2014	7,290,000
		TOTAL	13,450,000
		California—1.1%
7,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., (1056 Series 2) Weekly VRDPs Royal Bank of Canada, Montreal, LIQ, 0.140% 2/7/2014	7,000,000
		Colorado—5.8%
2,000,000		Colorado HFA (Class I Bonds), (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.240%, 2/6/2014	2,000,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.30% TOBs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), Optional Tender 3/27/2014	15,000,000
19,605,000		Southglenn Metropolitan District, CO, (Series 2007) Weekly VRDNs (BNP Paribas SA LOC), 0.200%, 2/6/2014	19,605,000
		TOTAL	36,605,000
		Connecticut—1.2%
4,000,000		Putnam, CT, 1.00% BANs, 11/25/2014	4,012,927
3,835,000		Putnam, CT, 1.00% BANs, 2/20/2014	3,836,183
		TOTAL	7,849,110
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Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—3.5%
$2,400,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.240%, 2/5/2014	$2,400,000
10,000,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645), 0.30% TOBs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), Optional Tender 2/13/2014	10,000,000
1,750,000		North Broward Florida Hospital District, (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.040%, 2/6/2014	1,750,000
4,000,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.230%, 2/5/2014	4,000,000
4,200,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/7/2014	4,200,000
		TOTAL	22,350,000
		Georgia—3.1%
9,500,000		Burke County, GA Development Authority, (Third Series 2012) Daily VRDNs (Georgia Power Co.), 0.050%, 2/3/2014	9,500,000
10,000,000		Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.050%, 2/3/2014	10,000,000
		TOTAL	19,500,000
		Idaho—1.6%
10,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 2/5/2014	10,000,000
		Illinois—6.9%
3,270,000		Chicago, IL, (Series 2001) Weekly VRDNs (John Hofmeister & Son)/(BMO Harris Bank, N.A. LOC), 0.140%, 2/6/2014	3,270,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.260%, 2/6/2014	3,400,000
8,500,000		Illinois Development Finance Authority, (Series 1998) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/6/2014	8,500,000
11,555,000		Illinois Finance Authority, (Series 2007A) Weekly VRDNs (McKinley Foundation)/(Key Bank, N.A. LOC), 0.180%, 2/6/2014	11,555,000
14,000,000		Kane County, IL, (Series 1993) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/6/2014	14,000,000
3,000,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 2/5/2014	3,000,000
		TOTAL	43,725,000
		Kentucky—0.5%
485,000		Leitchfield, KY IDA, (Series 1999) Weekly VRDNs (Styline Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 2/6/2014	485,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Kentucky—continued
$2,720,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.310%, 2/6/2014	$2,720,000
		TOTAL	3,205,000
		Louisiana—0.8%
3,300,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 2/5/2014	3,300,000
2,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.320%, 2/5/2014	2,000,000
		TOTAL	5,300,000
		Maine—3.3%
10,800,000		Maine State Housing Authority, (Series 2004B-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.080%, 2/6/2014	10,800,000
10,000,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.080%, 2/6/2014	10,000,000
		TOTAL	20,800,000
		Maryland—3.7%
15,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2009B) Weekly VRDNs (Anne Arundel Health System, Inc.)/(Bank of America N.A. LOC), 0.050%, 2/6/2014	15,000,000
8,305,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.200%, 2/3/2014	8,305,000
		TOTAL	23,305,000
		Michigan—1.4%
6,190,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Goodwill Industries of Greater Grand Rapids, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/7/2014	6,190,000
3,000,000		Waterford, MI School District, 2013 State Aid Notes, 1.000% RANs, 9/24/2014	3,004,784
		TOTAL	9,194,784
		Missouri—2.4%
15,565,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008F) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.050%, 2/5/2014	15,565,000
		Multi State—4.1%
12,500,000	[3,4]	BlackRock MuniYield Quality Fund, Inc., (Series W-7), 2/14/2014	12,500,000
1,159,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.190%, 2/6/2014	1,159,000
778,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-68 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.190%, 2/6/2014	778,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi State—continued
$1,840,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.190%, 2/6/2014	$1,840,000
10,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., (2,118 Series 1), Weekly VRDPs Barclays Bank PLC LIQ, 0.140% 2/14/2014	10,000,000
		TOTAL	26,277,000
		Nebraska—0.3%
2,000,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.340%, 2/5/2014	2,000,000
		Nevada—4.6%
11,500,000		Clark County, NV Passenger Facility, (2010 Series F-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(Union Bank, N.A. LOC), 0.050%, 2/5/2014	11,500,000
2,475,000		Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.330%, 2/6/2014	2,475,000
15,000,000		Nevada Housing Division, (Series 2004) Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 0.120%, 2/6/2014	15,000,000
		TOTAL	28,975,000
		New Jersey—15.3%
2,189,710		Barnegat, NJ, 1.250% BANs, 6/20/2014	2,192,595
1,555,950		Berkeley Heights Township, NJ, 1.000% BANs, 10/9/2014	1,560,714
3,466,950		Brigantine, NJ, (Series 2013C), 1.000% BANs, 12/11/2014	3,480,842
3,121,655		Caldwell Borough, NJ, 1.000% BANs, 6/27/2014	3,124,756
6,000,000		East Greenwich Township, NJ, (Series 2013B), 1.000% BANs, 11/12/2014	6,015,274
4,000,000		Evesham Township, NJ, (Series 2013A), 1.000% BANs, 5/29/2014	4,004,706
7,987,579		Gloucester Township, NJ, (Series 2013A), 1.000% BANs, 6/2/2014	8,001,280
2,000,000		Kinnelon, NJ, 1.00% BANs, 12/5/2014	2,005,333
2,524,120		Linden, NJ, 1.00% BANs, 12/18/2014	2,529,812
2,298,000		Lodi, NJ, 1.000% BANs, 2/14/2014	2,298,178
1,145,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.950%, 2/6/2014	1,145,000
20,000,000		New Jersey State, (Series 2014) VRNs, 2.000%, 6/26/2014	20,131,278
2,000,000		New Milford, NJ, 1.250% BANs, 4/17/2014	2,002,372
5,605,068		North Plainfield, NJ, 1.250% BANs, 6/9/2014	5,615,002
2,400,000		Ocean City, NJ, 1.000% BANs, 6/20/2014	2,405,178
3,040,008		Palisades Park, NJ, 1.000% BANs, 4/17/2014	3,041,679
1,534,156		Raritan, NJ, 1.000% BANs, 3/20/2014	1,534,960
3,407,221		Ringwood Borough, NJ, 1.000% BANs, 8/1/2014	3,413,613
Semi-Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$3,649,130		Roselle, NJ, 1.25% BANs, 12/18/2014	$3,663,406
2,500,000		Union Township, NJ, (Series 2013), 1.000% BANs, 6/3/2014	2,503,067
1,625,908		Wantage Township, NJ, 1.50% BANs, 1/9/2015	1,632,992
5,000,000		West Caldwell Township, NJ, 1.000% BANs, 5/1/2014	5,005,706
5,000,000		Westfield, NJ, 1.250% BANs, 8/22/2014	5,017,869
5,000,000		Wildwood Crest, NJ, 1.000% BANs, 9/26/2014	5,007,390
		TOTAL	97,333,002
		New York—11.1%
260,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.190%, 2/6/2014	260,000
1,310,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.300%, 2/6/2014	1,310,000
1,295,000		New York City, NY IDA, IDRB (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.180%, 2/6/2014	1,295,000
15,000,000		New York City, NY Municipal Water Finance Authority, (Series A-1) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.040%, 2/3/2014	15,000,000
5,000,000		New York City, NY TFA , (Fiscal 1998 Series C) Daily VRDNs (Morgan Stanley Bank, N.A. LOC), 0.060%, 2/3/2014	5,000,000
10,000,000		New York City, NY, (Fiscal 2004 Series A-3) Weekly VRDNs (Morgan Stanley Bank, N.A. LOC), 0.040%, 2/5/2014	10,000,000
11,910,000		New York State HFA, (Series 2009A: Related-Taconic West 17th Street) Weekly VRDNs (17th and 10th Associates, LLC)/ (Federal National Mortgage Association LOC), 0.040%, 2/5/2014	11,910,000
11,300,000		New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds Weekly VRDNs (Bank of America N.A. LIQ), 0.050%, 2/5/2014	11,300,000
10,000,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11683) Weekly VRDNs (Citibank NA, New York LIQ), 0.120%, 2/6/2014	10,000,000
4,570,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11702) Weekly VRDNs (Citibank NA, New York LIQ), 0.120%, 2/6/2014	4,570,000
		TOTAL	70,645,000
		Oklahoma—0.3%
1,931,966	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.160%, 2/6/2014	1,931,966
		Oregon—4.4%
20,000,000		Oregon State Housing and Community Services Department, (Series 2008C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 2/6/2014	20,000,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Oregon—continued
$8,000,000	Oregon State Housing and Community Services Department, SFM Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 2/6/2014	$8,000,000
	TOTAL	28,000,000
	Rhode Island—1.7%
7,085,000	Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (RBS Citizens, N.A. LOC), 0.330%, 2/3/2014	7,085,000
3,720,000	Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(RBS Citizens, N.A. LOC), 0.400%, 2/5/2014	3,720,000
	TOTAL	10,805,000
	Tennessee—2.3%
2,200,000	Memphis-Shelby County, TN Industrial Development Board—PCRBs, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(Nucor Corp. GTD), 0.340%, 2/5/2014	2,200,000
6,285,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2008) Weekly VRDNs (Mur-Ci Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/7/2014	6,285,000
5,965,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/7/2014	5,965,000
	TOTAL	14,450,000
	Texas—3.3%
14,000,000	Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.060%, 2/6/2014	14,000,000
7,000,000	Gulf Coast, TX Waste Disposal Authority, (Series 2005) Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD)/(Air Products & Chemicals, Inc. LIQ), 0.040%, 2/5/2014	7,000,000
	TOTAL	21,000,000
	Washington—4.8%
6,125,000	Port Bellingham, WA IDC, (Series 2006) Weekly VRDNs (Hempler Foods Group LLC)/(Bank of Montreal LOC), 0.100%, 2/6/2014	6,125,000
24,600,000	Washington State Housing Finance Commission: MFH , (Series 2007A) Weekly VRDNs (Merrill Gardens at Kirkland LLC)/(Bank of America N.A. LOC), 0.090%, 2/6/2014	24,600,000
	TOTAL	30,725,000
	Wisconsin—6.8%
7,710,000	Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(Royal Bank of Scotland NV LOC), 0.440%, 2/6/2014	7,710,000
4,500,000	Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(BMO Harris Bank, N.A. LOC), 0.390%, 2/6/2014	4,500,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wisconsin—continued
$7,735,000	Wisconsin Housing & EDA, (2003 Series B) Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 0.050%, 2/5/2014	$7,735,000
20,000,000	Wisconsin Housing & EDA, (Series A) Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 0.050%, 2/5/2014	20,000,000
3,000,000	Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.250%, 2/6/2014	3,000,000
	TOTAL	42,945,000
	TOTAL INVESTMENTS—98.7% (AT AMORTIZED COST)[5]	628,055,862
	OTHER ASSETS AND LIABILITIES - NET—1.3%[6]	7,984,457
	TOTAL NET ASSETS—100%	$636,040,319
Securities that are subject to the federal alternative minimum tax (AMT) represent 45.1% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Instruments.
2	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investor Services, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different categories should be identified as First of Second Tier securities.
At January 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
94.8%	5.2%
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $79,548,966, which represented 12.5% of total net assets.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these liquid restricted securities amounted to $79,548,966, which represented 12.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Semi-Annual Shareholder Report
8

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
EDA	—Economic Development Authority
EDRB	—Economic Development Revenue Bond
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRB	—Industrial Development Revenue Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCRB(s)	—Pollution Control Revenue Bond(s)
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SFM	—Single Family Mortgage
SPEARs	—Short Puttable Exempt Adjustable Receipts
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	0.000[1]	0.011
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.011
Less Distributions:
Distributions from net investment income	—	—	—	(0.000)[1]	(0.000)[1]	(0.011)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.04%	0.00%[3]	0.02%	1.07%
Ratios to Average Net Assets:
Net expenses	0.22%[4]	0.29%	0.42%	0.52%	0.67%	1.03%[5]
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.02%	0.85%
Expense waiver/reimbursement[6]	1.14%[4]	1.08%	0.97%	0.82%	0.67%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$636,040	$591,968	$495,839	$442,970	$890,639	$1,178,029
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios is 1.03% for the year ended July 31, 2009, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$628,055,862
Cash		113,711
Receivable for investments sold		7,468,190
Income receivable		563,862
Receivable for shares sold		74,504
TOTAL ASSETS		636,276,129
Liabilities:
Payable for shares redeemed	$74,504
Payable for portfolio accounting fees	37,080
Payable for transfer agent fee	55,386
Payable for share registration costs	52,817
Payable for custodian fees	10,353
Payable to adviser (Note 4)	2,469
Accrued expenses (Note 4)	3,201
TOTAL LIABILITIES		235,810
Net assets for 636,039,879 shares outstanding		$636,040,319
Net Assets Consists of:
Paid-in capital		$636,036,935
Accumulated net realized gain on investments		3,384
TOTAL NET ASSETS		$636,040,319
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$636,040,319 ÷ 636,039,879 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Interest			$690,433
Expenses:
Investment adviser fee (Note 4)		$941,635
Administrative fee (Note 4)		245,139
Custodian fees		14,933
Transfer agent fee		315,800
Directors'/Trustees' fees (Note 4)		1,452
Auditing fees		10,326
Legal fees		6,848
Distribution services fee (Note 4)		1,726,332
Shareholder services fee (Note 4)		784,696
Portfolio accounting fees		56,168
Share registration costs		152,105
Printing and postage		17,933
Insurance premiums (Note 4)		2,453
Miscellaneous (Note 4)		928
TOTAL EXPENSES		4,276,748
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(941,635)
Waiver of distribution services fee	(1,726,332)
Waiver of shareholder services fee	(784,696)
Reimbursement of other operating expenses	(133,652)
TOTAL WAIVERS AND REIMBURSEMENT		(3,586,315)
Net expenses			690,433
Net investment income			—
Net realized gain on investments			39,810
Change in net assets resulting from operations			$39,810
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	39,810	83,556
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	39,810	83,556
Distributions to Shareholders:
Distributions from net realized gain on investments	(88,505)	(96,966)
Share Transactions:
Proceeds from sale of shares	338,026,339	589,633,957
Net asset value of shares issued to shareholders in payment of distributions declared	88,505	96,966
Cost of shares redeemed	(293,994,242)	(493,588,481)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	44,120,602	96,142,442
Change in net assets	44,071,907	96,129,032
Net Assets:
Beginning of period	591,968,412	495,839,380
End of period	$636,040,319	$591,968,412
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 35 portfolios. The financial statements included herein are only those of Federated Municipal Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income which is (exempt from federal regular income tax) consistent with stability of principal. The Fund may be subject to the federal AMT for individuals and corporations and state and local income taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.
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Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2014	Year Ended 7/31/2013
Shares sold	338,026,339	589,633,957
Shares issued to shareholders in payment of distributions declared	88,505	96,966
Shares redeemed	(293,994,242)	(493,588,481)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	44,120,602	96,142,442
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the Adviser voluntarily waived its entire fee of $941,635 and voluntarily reimbursed $133,652 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, FSC waived its entire fee of $1,726,332. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
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Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2014, unaffiliated third-party financial intermediaries waived the entire $784,696 of Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $240,355,000 and $395,650,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
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6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.10	$1.11
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.10	$1.12
1	Expenses are equal to the Fund's annualized net expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.14 and $5.19, respectively.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Municipal Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
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The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
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which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919106
Q450814 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2014
Share Class	Ticker
Institutional	GOIXX
Service	GOSXX
Capital	GOCXX
Trust	GORXX

Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	47.2%
Repurchase Agreements	47.0%
U.S. Treasury Securities	7.2%
Other Assets and Liabilities—Net[2]	(1.4)%
TOTAL	100.0%
At January 31, 2014, the Fund's effective maturity3 schedule was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	51.2%
8-30 Days	16.6%
31-90 Days	13.8%
91-180 Days	9.6%
181 Days or more	10.2%
Other Assets and Liabilities—Net[2]	(1.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—47.2%
$879,435,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.095% - 0.188%, 2/1/2014 - 3/20/2014	$879,423,853
207,250,000		Federal Farm Credit System Notes, 0.150% - 1.625%, 2/5/2014 - 11/19/2014	208,183,238
3,574,262,000	[2]	Federal Home Loan Bank System Discount Notes, 0.030% - 0.140%, 2/12/2014 - 6/6/2014	3,573,873,367
1,824,450,000	[1]	Federal Home Loan Bank System Floating Rate Notes 0.098% - 0.180%, 2/3/2014 - 4/28/2014	1,824,324,116
6,245,690,000		Federal Home Loan Bank System Notes, 0.080% - 1.375%, 2/3/2014 - 2/26/2015	6,245,908,282
299,750,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.110% - 0.130%, 5/7/2014 - 7/22/2014	299,623,364
190,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.139%, 2/16/2014	190,484,784
408,312,000		Federal Home Loan Mortgage Corp. Notes, 0.130% - 1.375%, 2/7/2014 - 4/28/2014	408,468,498
142,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.150%, 5/5/2014	141,944,975
713,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.128% - 0.138%, 2/5/2014 - 2/27/2014	713,410,043
335,875,000		Federal National Mortgage Association Notes, 1.125% - 2.750%, 2/5/2014 - 6/27/2014	336,350,166
560,695,175	[1]	Housing and Urban Development Floating Rate Notes, 0.439%, 2/3/2014	560,695,175
		TOTAL GOVERNMENT AGENCIES	15,382,689,861
		U.S. TREASURY—7.2%
619,400,000		United States Treasury Notes, 0.250% - 1.875%, 2/28/2014	620,030,215
323,000,000		United States Treasury Notes, 0.250% - 1.875%, 4/30/2014	323,906,347
260,187,000		United States Treasury Notes, 0.250% - 2.625%, 6/30/2014	261,830,206
50,000,000		United States Treasury Notes, 2.250%, 5/31/2014	50,348,116
619,500,000		United States Treasury Notes, 4.000%, 2/15/2014	620,421,518
465,000,000		United States Treasury Notes, 4.750%, 5/15/2014	471,156,421
		TOTAL U.S. TREASURY	2,347,692,823
		REPURCHASE AGREEMENTS—47.0%
400,000,000		Interest in $500,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $500,001,250 on 2/3/2014.The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $510,001,312.	400,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$200,000,000	[3]	Repurchase agreement 0.08%, dated 1/24/2014 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $200,040,000 on 4/24/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $204,004,646.	$200,000,000
106,164,000	[3]	Interest in $275,000,000 joint repurchase agreement 0.04%, dated 1/21/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $275,009,167 on 2/20/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2044 and the market value of those underlying securities was $282,185,266.	106,164,000
18,488,000	[3]	Interest in $50,000,000 joint repurchase agreement 0.05%, dated 1/13/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $50,002,153 on 2/13/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2044 and the market value of those underlying securities was $51,318,919.	18,488,000
480,000,000	[3]	Interest in $772,000,000 joint repurchase agreement 0.06%, dated 1/9/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $772,090,067 on 3/20/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2044 and the market value of those underlying securities was $788,416,050.	480,000,000
234,000,000	[3]	Interest in $354,000,000 joint repurchase agreement 0.06%, dated 1/24/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $354,035,400 on 3/25/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2043 and the market value of those underlying securities was $363,025,287.	234,000,000
305,483,000		Interest in $2,710,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,710,006,775 on 2/3/2014.The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Treasury securities with various maturities to 7/1/2042 and the market value of those underlying securities was $2,766,646,403.	305,483,000
200,000,000		Interest in $300,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $300,000,750 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2017 and the market value of those underlying securities was $306,000,858.	200,000,000
Semi-Annual Shareholder Report
3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$1,626,133,000	Interest in $4,000,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Credit Agricole CIB, New York will repurchase securities provided as collateral for $4,000,010,000 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $4,080,010,259.	$1,626,133,000
125,000,000	Repurchase agreement 0.03%, dated 1/31/2014 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $125,000,313 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/25/2046 and the market value of those underlying securities was $128,752,772.	125,000,000
1,000,000,000	Interest in $1,500,000,000 repurchase agreement 0.03%, dated 1/31/2014 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,003,750 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $1,530,003,861.	1,000,000,000
3,000,000,000	Repurchase agreement 0.03%, dated 1/31/2014 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $3,000,007,500 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2021 and the market value of those underlying securities was $3,000,007,601.	3,000,000,000
219,000,000	Interest in $421,000,000 joint repurchase agreement 0.03%, dated 1/28/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $421,002,456 on 2/4/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2044 and the market value of those underlying securities was $429,577,991.	219,000,000
363,000,000	Interest in $576,000,000 joint repurchase agreement 0.03%, dated 1/30/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $576,003,360 on 2/6/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $587,901,017.	363,000,000
250,000,000	Interest in $750,000,000 joint repurchase agreement 0.04%, dated 1/27/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $750,005,833 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/16/2047 and the market value of those underlying securities was $771,770,037.	250,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$371,000,000		Interest in $579,000,000 joint repurchase agreement 0.04%, dated 1/31/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $579,004,503 on 2/7/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $596,371,988.	$371,000,000
325,000,000		Repurchase agreement 0.03%, dated 1/31/2014 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $325,000,813 on 2/3/2014. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S Government Agency Securities with various maturities to 2/1/2044 and the market value of those underlying securities was $334,758,022.	325,000,000
267,421,000		Repurchase agreement 0.04%, dated 1/31/2014 under which ING Financial Markets LLC will repurchase securities provided as collateral for $267,421,891 on 2/3/2014. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2044 and the market value of those underlying securities was $275,444,756.	267,421,000
504,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.10%, dated 1/10/2014 under which ING Financial Markets LLC will repurchase securities provided as collateral for $800,200,000 on 4/10/2014. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2043 and the market value of those underlying securities was $824,048,316.	504,000,000
800,000,000		Repurchase agreement 0.04%, dated 1/31/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $800,002,667 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were a U.S. Treasury and U.S. Government Agency Securities with various maturities to 11/1/2048 and the market value of those underlying securities was $819,243,683.	800,000,000
264,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.10%, dated 1/16/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,101,111 on 4/17/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2044 and the market value of those underlying securities was $408,338,313.	264,000,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$253,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.14%, dated 12/16/2013 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,141,556 on 3/17/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/15/2042 and the market value of those underlying securities was $408,170,948.	$253,000,000
2,000,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.04%, dated 1/31/2014 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,000,006,667 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/25/2043 and the market value of those underlying securities was $2,043,156,809.	2,000,000,000
33,548,000	[3]	Interest in $160,000,000 joint repurchase agreement 0.06%, dated 1/13/2014 under which RBC Capital Markets, LLC will repurchase a security provided as collateral for $160,008,267 on 2/13/2014. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security maturing on 1/31/2021 and the market value of that underlying security was $163,205,775.	33,548,000
273,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 1/17/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,100,000 on 4/17/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/1/2043 and the market value of those underlying securities was $510,462,700.	273,000,000
223,000,000	[3]	Interest in $340,000,000 joint repurchase agreement 0.09%, dated 1/2/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $340,076,500 on 4/2/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2043 and the market value of those underlying securities was $348,051,629.	223,000,000
654,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.10%, dated 12/4/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,252,778 on 3/5/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/1/2044 and the market value of those underlying securities was $1,021,064,954.	654,000,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$428,000,000		Repurchase agreement 0.03%, dated 1/31/2014 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $428,001,070 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were a U.S Government Agency and U.S. Treasury Securities with various maturities to 1/31/2021 and the market value of those underlying securities was $436,561,178.	$428,000,000
396,000,000	[3]	Interest in $616,000,000 joint repurchase agreement 0.12%, dated 11/4/2013 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $616,195,067 on 2/7/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2044 and the market value of those underlying securities was $629,712,423.	396,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	15,319,237,000
		TOTAL INVESTMENTS—101.4% (AT AMORTIZED COST)[4]	33,049,619,684
		OTHER ASSETS AND LIABILITIES - NET—(1.4)%[5]	(471,172,340)
		TOTAL NET ASSETS—100%	$32,578,447,344
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven day' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001	0.009
Net realized gain (loss) on investments	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001	0.009
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.009)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.03%	0.07%	0.95%
Ratios to Average Net Assets:
Net expenses	0.09%[3]	0.17%	0.16%	0.18%	0.21%	0.23%
Net investment income	0.01%[3]	0.01%	0.01%	0.03%	0.06%	0.74%
Expense waiver/reimbursement[4]	0.19%[3]	0.11%	0.12%	0.10%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,592,185	$20,861,776	$22,433,579	$22,402,775	$24,719,818	$45,592,513
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.007
Net realized gain (loss) on investments	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.007
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.007)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.02%	0.71%
Ratios to Average Net Assets:
Net expenses	0.10%[3]	0.17%	0.16%	0.20%	0.26%	0.47%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.66%
Expense waiver/reimbursement[4]	0.44%[3]	0.36%	0.37%	0.33%	0.28%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,253,440	$6,928,513	$6,370,823	$5,628,043	$5,870,000	$7,913,479
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.008
Net realized gain (loss) on investments	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.008
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.008)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.02%	0.85%
Ratios to Average Net Assets:
Net expenses	0.10%[3]	0.17%	0.16%	0.20%	0.26%	0.33%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.73%
Expense waiver/reimbursement[4]	0.29%[3]	0.21%	0.22%	0.18%	0.13%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,028,233	$1,320,027	$1,148,641	$1,259,845	$1,655,591	$2,196,774
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.005
Net realized gain (loss) on investments	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.005
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.005)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.02%	0.54%
Ratios to Average Net Assets:
Net expenses	0.10%[3]	0.17%	0.16%	0.19%	0.26%	0.64%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.50%
Expense waiver/reimbursement[4]	0.69%[3]	0.61%	0.62%	0.59%	0.53%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$704,589	$643,644	$591,070	$846,039	$621,400	$448,872
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Investment in repurchase agreements	$15,319,237,000
Investment in securities	17,730,382,684
Total investment in securities, at amortized cost and fair value		$33,049,619,684
Cash		1,207,519
Income receivable		29,132,276
TOTAL ASSETS		33,079,959,479
Liabilities:
Payable for investments purchased	491,192,422
Payable for shares redeemed	9,774,050
Income distribution payable	171,666
Payable to adviser (Note 4)	50,218
Payable for Directors'/Trustees' fees (Note 4)	7,566
Accrued expenses (Note 4)	316,213
TOTAL LIABILITIES		501,512,135
Net assets for 32,578,439,347 shares outstanding		$32,578,447,344
Net Assets Consist of:
Paid-in capital		$32,578,450,542
Accumulated net realized loss on investments		(1,587)
Distributions in excess of net investment income		(1,611)
TOTAL NET ASSETS		$32,578,447,344
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$21,592,184,954 ÷ 21,592,175,896 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$9,253,440,474 ÷ 9,253,441,366 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$1,028,232,598 ÷ 1,028,232,703 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$704,589,318 ÷ 704,589,382 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Interest			$16,952,632
Expenses:
Investment adviser fee (Note 4)		$32,100,879
Administrative fee (Note 4)		12,535,393
Custodian fees		494,354
Transfer agent fee		145,065
Directors'/Trustees' fees (Note 4)		82,318
Auditing fees		11,090
Legal fees		7,749
Portfolio accounting fees		101,827
Distribution services fee (Note 4)		831,176
Shareholder services fee (Note 4)		6,118,417
Account administration fee (Note 2)		6,529,868
Share registration costs		65,244
Printing and postage		44,286
Insurance premiums (Note 4)		29,349
Miscellaneous (Note 4)		74,249
TOTAL EXPENSES		59,171,264
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(30,448,644)
Waiver of distribution services fee (Note 4)	(831,176)
Waiver of shareholder services fee (Note 4)	(6,118,417)
Waiver of account administration fee (Note 2)	(6,502,318)
Reimbursement of account administration fee (Note 2)	(27,550)
TOTAL WAIVERS AND REIMBURSEMENT		(43,928,105)
Net expenses			15,243,159
Net investment income			1,709,473
Net realized loss on investments			(852)
Change in net assets resulting from operations			$1,708,621
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,709,473	$3,567,986
Net realized gain (loss) on investments	(852)	25,480
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,708,621	3,593,466
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,065,729)	(2,712,946)
Service Shares	(452,773)	(722,424)
Capital Shares	(55,604)	(129,679)
Trust Shares	(33,331)	(63,372)
Distributions from net realized gain on investments
Institutional Shares	(7,873)	(31,123)
Service Shares	(2,686)	(9,085)
Capital Shares	(462)	(1,692)
Trust Shares	(251)	(816)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,618,709)	(3,671,137)
Share Transactions:
Proceeds from sale of shares	83,828,513,176	153,038,261,336
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Institutional Government Money Market Fund	—	1,167,657,835
Net asset value of shares issued to shareholders in payment of distributions declared	607,295	1,426,605
Cost of shares redeemed	(81,004,722,890)	(154,997,422,389)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,824,397,581	(790,076,613)
Change in net assets	2,824,487,493	(790,154,284)
Net Assets:
Beginning of period	29,753,959,851	30,544,114,135
End of period (including distributions in excess of net investment income of $(1,611) and $(103,647), respectively)	$32,578,447,344	$29,753,959,851
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 35 portfolios. The financial statements included herein are only those of Federated Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
On September 7, 2012, the Fund acquired all of the net assets of Fifth Third Institutional Government Money Market Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on September 5, 2012. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2012, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2013, were as follows:
Net investment income*	$3,561,417
Net realized and unrealized gain on investments	$25,480
Net increase in net assets resulting from operations	$3,586,897
*	Net investment income includes $20,812 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets as of July 31, 2013.
For every one share of Fifth Third Institutional Government Money Market Fund, Institutional Shares exchanged, a shareholder received one share of the Fund's, Institutional Shares.
For every one share of Fifth Third Institutional Government Money Market Fund, Select Shares exchanged, a shareholder received one share of the Fund's, Institutional Shares.
For every one share of Fifth Third Institutional Government Money Market Fund, Preferred Shares exchanged, a shareholder received one share of the Fund's, Capital Shares.
For every one share of Fifth Third Institutional Government Money Market Fund, Trust Shares exchanged, a shareholder received one share of the Fund's, Service Shares.
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The Fund received net assets from Fifth Third Institutional Government Money Market Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Fifth Third Institutional Government Money Market Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,167,657,835	$1,167,657,835	$29,169,456,138	$30,337,113,973
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2014, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Reimbursed	Account Administration Fees Waived by an Unaffiliated Third Party
Service Shares	$5,672,520	$(27,550)	$(5,644,970)
Capital Shares	74,247	—	(74,247)
Trust Shares	783,101	—	(783,101)
TOTAL	$6,529,868	$(27,550)	$(6,502,318)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	64,143,993,574	$64,143,993,574	121,548,788,573	$121,548,788,573
Shares issued in connection with the tax-free transfer of assets from Fifth Third Institutional Government Money Market Fund	—	—	876,242,660	876,242,660
Shares issued to shareholders in payment of distributions declared	441,137	441,137	1,133,628	1,133,628
Shares redeemed	(63,414,088,281)	(63,414,088,281)	(123,997,915,025)	(123,997,915,025)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	730,346,430	$730,346,430	(1,571,750,164)	$(1,571,750,164)
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	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	17,277,011,091	$17,277,011,091	24,880,882,745	$24,880,882,745
Shares issued in connection with the tax-free transfer of assets from Fifth Third Institutional Government Money Market Fund	—	—	118,195,557	118,195,557
Shares issued to shareholders in payment of distributions declared	125,469	125,469	202,225	202,225
Shares redeemed	(14,952,230,168)	(14,952,230,168)	(24,441,571,886)	(24,441,571,886)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	2,324,906,392	$2,324,906,392	557,708,641	$557,708,641

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,335,902,607	$1,335,906,607	4,368,011,815	$4,368,011,815
Shares issued in connection with the tax-free transfer of assets from Fifth Third Institutional Government Money Market Fund	—	—	173,219,618	173,219,618
Shares issued to shareholders in payment of distributions declared	36,675	36,675	81,155	81,155
Shares redeemed	(1,627,738,005)	(1,627,738,005)	(4,369,923,026)	(4,369,923,026)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(291,798,723)	$(291,798,723)	171,389,562	$171,389,562

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,071,605,904	$1,071,605,904	2,240,578,203	$2,240,578,203
Shares issued to shareholders in payment of distributions declared	4,014	4,014	9,597	9,597
Shares redeemed	(1,010,666,436)	(1,010,666,436)	(2,188,012,452)	(2,188,012,452)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	60,943,482	$640,943,482	52,575,348	$52,575,348
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,824,397,581	$2,824,397,581	(790,076,613)	$(790,076,613)
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the Adviser voluntarily waived $30,448,644 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund's Trust Shares may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$831,176	$(831,176)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the
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Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2014, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$5,587,839	$(5,587,839)
Capital Shares	482,504	(482,504)
Trust Shares	48,074	(48,074)
TOTAL	$6,118,417	$(6,118,417)
For the six months ended January 31, 2014, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.45[2]
Service Shares	$1,000	$1,000.10	$0.50[3]
Capital Shares	$1,000	$1,000.10	$0.50[4]
Trust Shares	$1,000	$1,000.10	$0.50[5]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.75	$0.46[2]
Service Shares	$1,000	$1,024.70	$0.51[3]
Capital Shares	$1,000	$1,024.70	$0.51[4]
Trust Shares	$1,000	$1,024.70	$0.51[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.09%
Service Shares	0.10%
Capital Shares	0.10%
Trust Shares	0.10%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02 respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365(to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29 respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.53 respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.53 and $3.57, respectively.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Government Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report
27

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
Semi-Annual Shareholder Report
28

likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Government Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919809
CUSIP 60934N153
Q450196 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2014
Share Class	Ticker
Institutional	GOTXX
Service	GTSXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	77.6%
U.S. Treasury Securities	25.8%
Other Assets and Liabilities—Net[2]	(3.4)%
TOTAL	100.0%
At January 31, 2014, the Fund's effective maturity3 schedule was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	16.2%
8-30 Days	49.3%
31-90 Days	4.4%
91-180 Days	29.3%
181 Days or more	4.2%
Other Assets and Liabilities—Net[2]	(3.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—77.6%
$574,000,000	[1]	Federal Farm Credit System Discount Notes, 0.005% - 0.130%, 2/3/2014 - 7/7/2014	$573,853,669
482,630,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.080% - 0.380%, 2/3/2014 - 2/28/2014	482,761,883
107,700,000		Federal Farm Credit System, 0.150% - 1.625%, 2/5/2014 - 11/19/2014	108,869,030
1,576,539,000	[1]	Federal Home Loan Bank System Discount Notes, 0.005% - 0.120%, 2/3/2014 - 5/19/2014	1,576,426,058
1,064,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.097% - 0.743%, 2/1/2014 - 4/21/2014	1,064,503,762
659,800,000		Federal Home Loan Bank System, 0.090% - 2.500%, 2/5/2014 - 8/20/2014	659,930,395
		TOTAL GOVERNMENT AGENCIES	4,466,344,797
		U.S. TREASURY—25.8%
99,740,000	[1]	United States Treasury Bill, 0.40%, 2/6/2014	99,739,446
150,000,000		United States Treasury Note, 1.875%, 4/30/2014	150,647,628
150,000,000		United States Treasury Note, 2.250%, 5/31/2014	151,057,920
388,000,000		United States Treasury Notes, 0.250% - 1.875%, 2/28/2014	388,308,648
120,000,000		United States Treasury Notes, 1.000% - 4.750%, 5/15/2014	121,315,056
574,000,000		United States Treasury Notes, 1.250% - 4.000%, 2/15/2014	574,463,922
		TOTAL U.S. TREASURY	1,485,532,620
		TOTAL INVESTMENTS—103.4% (AT AMORTIZED COST)[3]	5,951,877,417
		OTHER ASSETS AND LIABILITIES - NET—(3.4)%[4]	(194,743,250)
		TOTAL NET ASSETS—100%	$5,757,134,167
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and maturity or tender date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
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2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001	0.011
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001	0.011
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.011)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.05%	1.09%
Ratios to Average Net Assets:
Net expenses	0.08%[3,4]	0.13%[4]	0.10%[4]	0.17%[4]	0.20%	0.23%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.06%	0.96%
Expense waiver/reimbursement[5]	0.21%[3]	0.16%	0.19%	0.12%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,164,079	$3,132,447	$4,442,693	$4,621,767	$5,440,448	$13,569,616
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.08%, 0.13%, 0.10% and 0.17% for the six months ended January 31, 2014 and the years ended July 31, 2013, 2012 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.008
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.008
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.008)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.84%
Ratios to Average Net Assets:
Net expenses	0.08%[3,4]	0.12%[4]	0.10%[4]	0.17%[4]	0.25%	0.48%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.71%
Expense waiver/reimbursement[5]	0.46%[3]	0.41%	0.43%	0.36%	0.29%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,593,055	$2,460,585	$2,328,706	$2,227,361	$1,859,596	$2,941,394
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.08%, 0.12%, 0.10% and 0.17% for the six months ended January 31, 2014 and the years ended July 31, 2013, 2012 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$5,951,877,417
Cash		96,500,641
Income receivable		10,473,793
Receivable for shares sold		1,505
Receivable from Adviser (Note 4)		267
TOTAL ASSETS		6,058,853,623
Liabilities:
Payable for investments purchased	$301,166,778
Payable for shares redeemed	372,177
Income distribution payable	30,336
Payable for Directors'/Trustees' fees (Note 4)	1,420
Accrued expenses (Note 4)	148,745
TOTAL LIABILITIES		301,719,456
Net assets for 5,757,111,285 shares outstanding		$5,757,134,167
Net Assets Consist of:
Paid-in capital		$5,757,120,665
Accumulated net realized gain on investments		13,566
Distributions in excess of net investment income		(64)
TOTAL NET ASSETS		$5,757,134,167
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$3,164,079,008 ÷ 3,164,062,146 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,593,055,159 ÷ 2,593,049,139 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Interest			$2,378,706
Expenses:
Investment adviser fee (Note 4)		$5,313,968
Administrative fee (Note 4)		2,075,105
Custodian fees		88,102
Transfer agent fee		31,923
Directors'/Trustees' fees (Note 4)		18,284
Auditing fees		10,585
Legal fees		6,911
Shareholder services fee (Note 4)		981,372
Account administration fee (Note 2)		1,863,119
Portfolio accounting fees		88,318
Share registration costs		27,395
Printing and postage		14,575
Insurance premiums (Note 4)		7,856
Miscellaneous (Note 4)		27,265
TOTAL EXPENSES		10,554,778
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 4)	$(5,312,641)
Waiver of account administration fee (Note 2)	(1,863,119)
Waiver of shareholder services fee (Note 4)	(981,372)
Reimbursement of other operating expenses (Note 4)	(283,776)
Reduction of custodian fees (Note 5)	(258)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(8,441,166)
Net expenses			2,113,612
Net investment income			265,094
Net realized gain on investments			19,846
Change in net assets resulting from operations			$284,940
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$265,094	$617,602
Net realized gain on investments	19,846	88,888
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	284,940	706,490
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(150,977)	(390,895)
Service Shares	(114,117)	(226,709)
Distributions from net realized gain on investments
Institutional Shares	(51,817)	(15,875)
Service Shares	(39,621)	(7,471)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(356,532)	(640,950)
Share Transactions:
Proceeds from sale of shares	10,582,781,716	22,288,952,027
Net asset value of shares issued to shareholders in payment of distributions declared	113,790	262,873
Cost of shares redeemed	(10,418,721,308)	(23,467,648,551)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	164,174,198	(1,178,433,651)
Change in net assets	164,102,606	(1,178,368,111)
Net Assets:
Beginning of period	5,593,031,561	6,771,399,672
End of period (including distributions in excess of net investment income of $(64) and $(64), respectively)	$5,757,134,167	$5,593,031,561
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Notes to Financial Statements
Federated Government Obligations Tax-Managed Fund
January 31, 2014 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 35 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
9

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear account administration fees and shareholder services fees unique to those classes.
For the six months ended January 31, 2014, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Waived by Unaffiliated Third Parties
Service Shares	$1,863,119	$(1,863,119)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Semi-Annual Shareholder Report
10

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,828,398,262	$6,828,398,262	13,514,723,857	$13,514,723,857
Shares issued to shareholders in payment of distributions declared	89,264	89,264	211,382	211,382
Shares redeemed	(6,796,814,971)	(6,796,814,971)	(14,825,208,345)	(14,825,208,345)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	31,672,555	$31,672,555	(1,310,273,106)	$(1,310,273,106)

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,754,383,454	$3,754,383,454	8,774,228,170	$8,774,228,170
Shares issued to shareholders in payment of distributions declared	24,526	24,526	51,491	51,491
Shares redeemed	(3,621,906,337)	(3,621,906,337)	(8,642,440,206)	(8,642,440,206)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	132,501,643	$132,501,643	131,839,455	$131,839,455
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	164,174,198	$164,174,198	(1,178,433,651)	$(1,178,433,651)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the Adviser voluntarily waived $5,312,641 of its fee and voluntarily reimbursed $283,776 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2014, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$981,372	$(981,372)
For the six months ended January 31, 2014, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the
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date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $376,014,300 and $565,152,776, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
5. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2014, the Fund's expenses were reduced by $258 under these arrangements.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.40[2]
Service Shares	$1,000	$1,000.10	$0.40[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.80	$0.41[2]
Service Shares	$1,000	$1,024.80	$0.41[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.08%
Service Shares	0.08%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Government Obligations Tax-Managed Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
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likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
CUSIP 60934N849
38172 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2014
Share Class	Ticker
Institutional	GOTXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	77.6%
U.S. Treasury Securities	25.8%
Other Assets and Liabilities—Net[2]	(3.4)%
TOTAL	100.0%
At January 31, 2014, the Fund's effective maturity3 schedule was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	16.2%
8-30 Days	49.3%
31-90 Days	4.4%
91-180 Days	29.3%
181 Days or more	4.2%
Other Assets and Liabilities—Net[2]	(3.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—77.6%
$574,000,000	[1]	Federal Farm Credit System Discount Notes, 0.005% - 0.130%, 2/3/2014 - 7/7/2014	$573,853,669
482,630,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.080% - 0.380%, 2/3/2014 - 2/28/2014	482,761,883
107,700,000		Federal Farm Credit System, 0.150% - 1.625%, 2/5/2014 - 11/19/2014	108,869,030
1,576,539,000	[1]	Federal Home Loan Bank System Discount Notes, 0.005% - 0.120%, 2/3/2014 - 5/19/2014	1,576,426,058
1,064,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.097% - 0.743%, 2/1/2014 - 4/21/2014	1,064,503,762
659,800,000		Federal Home Loan Bank System, 0.090% - 2.500%, 2/5/2014 - 8/20/2014	659,930,395
		TOTAL GOVERNMENT AGENCIES	4,466,344,797
		U.S. TREASURY—25.8%
99,740,000	[1]	United States Treasury Bill, 0.40%, 2/6/2014	99,739,446
150,000,000		United States Treasury Note, 1.875%, 4/30/2014	150,647,628
150,000,000		United States Treasury Note, 2.250%, 5/31/2014	151,057,920
388,000,000		United States Treasury Notes, 0.250% - 1.875%, 2/28/2014	388,308,648
120,000,000		United States Treasury Notes, 1.000% - 4.750%, 5/15/2014	121,315,056
574,000,000		United States Treasury Notes, 1.250% - 4.000%, 2/15/2014	574,463,922
		TOTAL U.S. TREASURY	1,485,532,620
		TOTAL INVESTMENTS—103.4% (AT AMORTIZED COST)[3]	5,951,877,417
		OTHER ASSETS AND LIABILITIES - NET—(3.4)%[4]	(194,743,250)
		TOTAL NET ASSETS—100%	$5,757,134,167
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and maturity or tender date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001	0.011
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001	0.011
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.011)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.05%	1.09%
Ratios to Average Net Assets:
Net expenses	0.08%[3,4]	0.13%[4]	0.10%[4]	0.17%[4]	0.20%	0.23%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.06%	0.96%
Expense waiver/reimbursement[5]	0.21%[3]	0.16%	0.19%	0.12%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,164,079	$3,132,447	$4,442,693	$4,621,767	$5,440,448	$13,569,616
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.08%, 0.13%, 0.10% and 0.17% for the six months ended January 31, 2014 and the years ended July 31, 2013, 2012 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$5,951,877,417
Cash		96,500,641
Income receivable		10,473,793
Receivable for shares sold		1,505
Receivable from Adviser (Note 4)		267
TOTAL ASSETS		6,058,853,623
Liabilities:
Payable for investments purchased	$301,166,778
Payable for shares redeemed	372,177
Income distribution payable	30,336
Payable for Directors'/Trustees' fees (Note 4)	1,420
Accrued expenses (Note 4)	148,745
TOTAL LIABILITIES		301,719,456
Net assets for 5,757,111,285 shares outstanding		$5,757,134,167
Net Assets Consist of:
Paid-in capital		$5,757,120,665
Accumulated net realized gain on investments		13,566
Distributions in excess of net investment income		(64)
TOTAL NET ASSETS		$5,757,134,167
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$3,164,079,008 ÷ 3,164,062,146 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,593,055,159 ÷ 2,593,049,139 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Interest			$2,378,706
Expenses:
Investment adviser fee (Note 4)		$5,313,968
Administrative fee (Note 4)		2,075,105
Custodian fees		88,102
Transfer agent fee		31,923
Directors'/Trustees' fees (Note 4)		18,284
Auditing fees		10,585
Legal fees		6,911
Shareholder services fee (Note 4)		981,372
Account administration fee (Note 2)		1,863,119
Portfolio accounting fees		88,318
Share registration costs		27,395
Printing and postage		14,575
Insurance premiums (Note 4)		7,856
Miscellaneous (Note 4)		27,265
TOTAL EXPENSES		10,554,778
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 4)	$(5,312,641)
Waiver of account administration fee (Note 2)	(1,863,119)
Waiver of shareholder services fee (Note 4)	(981,372)
Reimbursement of other operating expenses (Note 4)	(283,776)
Reduction of custodian fees (Note 5)	(258)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(8,441,166)
Net expenses			2,113,612
Net investment income			265,094
Net realized gain on investments			19,846
Change in net assets resulting from operations			$284,940
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$265,094	$617,602
Net realized gain on investments	19,846	88,888
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	284,940	706,490
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(150,977)	(390,895)
Service Shares	(114,117)	(226,709)
Distributions from net realized gain on investments
Institutional Shares	(51,817)	(15,875)
Service Shares	(39,621)	(7,471)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(356,532)	(640,950)
Share Transactions:
Proceeds from sale of shares	10,582,781,716	22,288,952,027
Net asset value of shares issued to shareholders in payment of distributions declared	113,790	262,873
Cost of shares redeemed	(10,418,721,308)	(23,467,648,551)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	164,174,198	(1,178,433,651)
Change in net assets	164,102,606	(1,178,368,111)
Net Assets:
Beginning of period	5,593,031,561	6,771,399,672
End of period (including distributions in excess of net investment income of $(64) and $(64), respectively)	$5,757,134,167	$5,593,031,561
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 35 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear account administration fees and shareholder services fees unique to those classes.
For the six months ended January 31, 2014, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Waived by Unaffiliated Third Parties
Service Shares	$1,863,119	$(1,863,119)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,828,398,262	$6,828,398,262	13,514,723,857	$13,514,723,857
Shares issued to shareholders in payment of distributions declared	89,264	89,264	211,382	211,382
Shares redeemed	(6,796,814,971)	(6,796,814,971)	(14,825,208,345)	(14,825,208,345)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	31,672,555	$31,672,555	(1,310,273,106)	$(1,310,273,106)

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,754,383,454	$3,754,383,454	8,774,228,170	$8,774,228,170
Shares issued to shareholders in payment of distributions declared	24,526	24,526	51,491	51,491
Shares redeemed	(3,621,906,337)	(3,621,906,337)	(8,642,440,206)	(8,642,440,206)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	132,501,643	$132,501,643	131,839,455	$131,839,455
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	164,174,198	$164,174,198	(1,178,433,651)	$(1,178,433,651)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the Adviser voluntarily waived $5,312,641 of its fee and voluntarily reimbursed $283,776 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2014, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$981,372	$(981,372)
For the six months ended January 31, 2014, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the
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date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $376,014,300 and $565,152,776, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
5. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2014, the Fund's expenses were reduced by $258 under these arrangements.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1]
Actual	$1,000	$1,000.10	$0.40[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.80	$0.41[2]
1	Expenses are equal to the Fund's annualized net expense ratio of 0.08% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Government Obligations Tax-Managed Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
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likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Semi-Annual Shareholder Report
20

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
21

Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
34481 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2014
Share Class	Ticker
A	LUGXX
B	LIBXX
C	LUCXX
F	LUFXX

Federated Liberty U.S. Government Money Market Trust
Fund Established 1980

A Portfolio of Money Market Obligations Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2013 through January 31, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	49.1%
U.S. Government Agency Securities	46.5%
U.S. Treasury Securities	7.2%
Other Assets and Liabilities—Net[2]	(2.8)%
TOTAL	100.0%
At January 31, 2014, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	52.8%
8-30 Days	17.7%
31-90 Days	12.3%
91-180 Days	10.4%
181 Days or more	9.6%
Other Assets and Liabilities—Net[2]	(2.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—46.5%
$5,400,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.095% - 0.320%, 2/3/2014 - 3/20/2014	$5,400,729
1,500,000		Federal Farm Credit System Notes, 0.150% - 1.625%, 2/13/2014 - 11/19/2014	1,505,769
11,500,000	[2]	Federal Home Loan Bank System Discount Notes, 0.030% - 0.140%, 2/12/2014 - 6/6/2014	11,498,780
6,650,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.100% - 0.172%, 2/3/2014 - 4/27/2014	6,649,516
30,845,000		Federal Home Loan Bank System Notes, 0.080% - 4.875%, 2/3/2014 - 2/26/2015	30,854,031
1,250,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.110% - 0.130%, 5/7/2014 - 7/22/2014	1,249,451
1,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.139%, 2/16/2014	999,920
1,350,000		Federal Home Loan Mortgage Corp. Notes, 0.130% - 1.375%, 2/7/2014 - 2/28/2014	1,350,466
1,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.150%, 5/5/2014	999,613
3,250,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.128% - 0.138%, 2/5/2014 - 2/27/2014	3,249,468
1,913,000		Federal National Mortgage Association Notes, 1.125% - 2.750%, 2/5/2014 - 6/27/2014	1,916,890
		TOTAL GOVERNMENT AGENCIES	65,674,633
		U.S. TREASURY—7.2%
1,500,000		United States Treasury Notes, 0.250%, 4/30/2014	1,500,536
1,000,000		United States Treasury Notes, 0.250%, 6/30/2014	1,000,343
2,100,000		United States Treasury Notes, 0.250% - 1.875%, 2/28/2014	2,102,051
3,500,000		United States Treasury Notes, 4.000%, 2/15/2014	3,505,206
2,000,000		United States Treasury Notes, 4.750%, 5/15/2014	2,026,476
		TOTAL U.S. TREASURY	10,134,612
		REPURCHASE AGREEMENTS—49.1%
1,000,000	[3]	Interest in $275,000,000 joint repurchase agreement 0.04%, dated 1/21/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $275,009,167 on 2/20/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2044 and the market value of those underlying securities was $282,185,266.	1,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$10,000,000		Interest in $250,000,000 joint repurchase agreement 0.04%, dated 1/31/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,000,833 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2016 and the market value of those underlying securities was $255,000,949.	$10,000,000
1,000,000	[3]	Interest in $354,000,000 joint repurchase agreement 0.06%, dated 1/24/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $354,035,400 on 3/25/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2043 and the market value of those underlying securities was $363,025,287.	1,000,000
2,000,000	[3]	Interest in $772,000,000 joint repurchase agreement 0.06%, dated 1/9/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $772,090,067 on 3/20/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2044 and the market value of those underlying securities was $788,416,050.	2,000,000
20,250,000		Interest in $2,710,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,710,006,775 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $2,766,646,403.	20,250,000
10,000,000		Interest in $250,000,000 joint repurchase agreement 0.04%, dated 1/31/2014 under which Citibank, N.A. will repurchase securities provided as collateral for $250,000,833 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $256,028,801.	10,000,000
5,000,000		Interest in $896,000,000 joint repurchase agreement 0.03%, dated 1/29/2014 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $896,005,227 on 2/5/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/16/2051 and the market value of those underlying securities was $919,008,988.	5,000,000
2,000,000		Interest in $421,000,000 joint repurchase agreement 0.03%, dated 1/28/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $421,002,456 on 2/4/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2044 and the market value of those underlying securities was $429,577,991.	2,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$2,000,000		Interest in $576,000,000 joint repurchase agreement 0.03%, dated 1/30/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $576,003,360 on 2/6/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $587,901,017.	$2,000,000
2,000,000		Interest in $579,000,000 joint repurchase agreement 0.04%, dated 1/31/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $579,004,503 on 2/7/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $596,371,988.	2,000,000
3,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.10%, dated 1/10/2014 under which ING Financial Markets LLC will repurchase securities provided as collateral for $800,200,000 on 4/10/2014. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2043 and the market value of those underlying securities was $824,048,316.	3,000,000
1,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.10%, dated 1/16/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,101,111 on 4/17/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2044 and the market value of those underlying securities was $408,338,313.	1,000,000
2,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.14%, dated 12/16/2013 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,141,556 on 3/17/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/15/2042 and the market value of those underlying securities was $408,170,948.	2,000,000
2,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 1/17/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,100,000 on 4/17/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/1/2043 and the market value of those underlying securities was $510,462,700.	2,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$1,000,000	[3]	Interest in $340,000,000 joint repurchase agreement 0.09%, dated 1/2/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $340,076,500 on 4/2/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2043 and the market value of those underlying securities was $348,051,629.	$1,000,000
3,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.10%, dated 12/4/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,250,000 on 3/5/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/1/2044 and the market value of those underlying securities was $1,021,064,954.	3,000,000
2,000,000	[3]	Interest in $616,000,000 joint repurchase agreement 0.12%, dated 11/4/2013 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $616,195,067 on 2/7/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2044 and the market value of those underlying securities was $629,712,423.	2,000,000
		TOTAL REPURCHASE AGREEMENTS	69,250,000
		TOTAL INVESTMENTS—102.8% (AT AMORTIZED COST)[4]	145,059,245
		OTHER ASSETS AND LIABILITIES - NET—(2.8)%[5]	(3,913,706)
		TOTAL NET ASSETS—100%	$141,145,539
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—	0.005
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.005
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	—	—	—	(0.005)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%	0.50%
Ratios to Average Net Assets:
Net expenses	0.10%[4]	0.18%	0.18%	0.21%	0.28%	0.84%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.50%
Expense waiver/reimbursement[5]	1.10%[4]	1.07%	1.12%	1.11%	0.96%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$121,535	$124,032	$128,392	$159,854	$171,125	$226,330
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	—	—	—	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%	0.12%
Ratios to Average Net Assets:
Net expenses	0.10%[4]	0.18%	0.18%	0.21%	0.28%	1.17%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.09%
Expense waiver/reimbursement[5]	1.85%[4]	1.82%	1.87%	1.85%	1.72%	0.76%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,273	$8,397	$10,689	$16,983	$25,240	$44,967
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	—	—	—	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%	0.13%
Ratios to Average Net Assets:
Net expenses	0.10%[4]	0.18%	0.18%	0.21%	0.28%	1.15%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.08%
Expense waiver/reimbursement[5]	1.85%[4]	1.83%	1.87%	1.86%	1.72%	0.77%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,902	$11,202	$7,644	$9,634	$8,567	$14,911
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—	0.005
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.005
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	—	—	—	(0.005)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%	0.50%
Ratios to Average Net Assets:
Net expenses	0.10%[4]	0.17%	0.18%	0.21%	0.28%	0.82%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.39%
Expense waiver/reimbursement[5]	1.09%[4]	1.11%	1.12%	1.12%	0.94%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,436	$2,835	$1,212	$1,389	$1,184	$2,079
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Investment in repurchase agreements	$69,250,000
Investment in securities	75,809,245
Total investment in securities, at amortized cost and fair value		$145,059,245
Cash		2,772
Income receivable		138,805
Receivable for shares sold		370,244
TOTAL ASSETS		145,571,066
Liabilities:
Payable for investments purchased	1,007,515
Payable for shares redeemed	3,280,803
Payable to adviser (Note 4)	22,618
Payable for shareholder services fee (Note 4)	2,234
Accrued expenses (Note 4)	112,357
TOTAL LIABILITIES		4,425,527
Net assets for 141,200,453 shares outstanding		$141,145,539
Net Assets Consist of:
Paid-in capital		$141,145,527
Accumulated net realized gain on investments		12
TOTAL NET ASSETS		$141,145,539
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($121,535,049 ÷ 121,589,883 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class B Shares:
Net asset value per share ($7,272,505 ÷ 7,272,587 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (94.50/100 of $1.00)[1]	$0.95
Class C Shares:
Net asset value per share ($9,901,696 ÷ 9,901,694 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
Net asset value per share ($2,436,289 ÷ 2,436,289 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
1	Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Interest			$77,506
Expenses:
Investment adviser fee (Note 4)		$375,611
Administrative fee (Note 4)		58,670
Custodian fees		7,622
Transfer agent fee (Note 2)		157,301
Directors'/Trustees' fees (Note 4)		466
Auditing fees		10,208
Legal fees		6,785
Portfolio accounting fees		39,928
Distribution services fee (Note 4)		73,793
Shareholder services fee (Note 4)		187,567
Share registration costs		37,932
Printing and postage		16,561
Insurance premiums (Note 4)		2,131
Miscellaneous (Note 4)		1,170
TOTAL EXPENSES		975,745
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(375,611)
Waiver of distribution services fee (Note 4)	(73,793)
Waiver of shareholder services fee (Note 4)	(177,338)
Waiver of transfer agent fee (Note 2)	(2,558)
Reimbursement of shareholder services fee (Note 4)	(10,229)
Reimbursement of other operating expenses (Note 4)	(258,710)
TOTAL WAIVERS AND REIMBURSEMENTS		(898,239)
Net expenses			77,506
Net investment income			—
Net realized gain on investments			59
Change in net assets resulting from operations			$59
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	59	4
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	59	4
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	—	(0)[1]
Class B Shares	—	(0)[1]
Class C Shares	—	(0)[1]
Class F Shares	—	(0)[1]
Distributions from net realized gain on investments
Class A Shares	(38)	(379)
Class B Shares	(3)	(33)
Class C Shares	(5)	(24)
Class F Shares	(1)	(3)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(47)	(439)
Share Transactions:
Proceeds from sale of shares	55,407,314	89,314,691
Net asset value of shares issued to shareholders in payment of distributions declared	44	410
Cost of shares redeemed	(60,727,275)	(90,786,490)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,319,917)	(1,471,389)
Change in net assets	(5,319,905)	(1,471,824)
Net Assets:
Beginning of period	146,465,444	147,937,268
End of period	$141,145,539	$146,465,444
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 35 portfolios. The financial statements included herein are only those of Federated Liberty U.S. Government Money Market Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase
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agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class F Shares may bear distribution services fees, shareholder services fees and certain transfer agent fees unique to those classes. For the six months ended January 31, 2014, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$133,688	$(2,202)
Class B Shares	8,562	(130)
Class C Shares	12,034	(182)
Class F Shares	3,017	(44)
TOTAL	$157,301	$(2,558)
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	44,857,130	$44,857,130	70,637,942	$70,637,942
Shares issued to shareholders in payment of distributions declared	35	35	352	352
Shares redeemed	(47,354,143)	(47,354,143)	(74,998,160)	(74,998,160)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,496,978)	$(2,496,978)	(4,359,866)	$(4,359,866)

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,939,786	$1,939,786	4,244,392	$4,244,392
Shares issued to shareholders in payment of distributions declared	3	3	32	32
Shares redeemed	(3,063,801)	(3,063,801)	(6,536,736)	(6,536,736)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,124,012)	$(1,124,012)	(2,292,312)	$(2,292,312)

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	6,178,148	$6,178,148	10,888,981	$10,888,981
Shares issued to shareholders in payment of distributions declared	5	5	23	23
Shares redeemed	(7,478,263)	(7,478,263)	(7,331,543)	(7,331,543)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,300,110)	$(1,300,110)	3,557,461	$3,557,461

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	2,432,250	$2,432,250	3,543,376	$3,543,376
Shares issued to shareholders in payment of distributions declared	1	1	3	3
Shares redeemed	(2,831,068)	(2,831,068)	(1,920,051)	(1,920,051)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(398,817)	$(398,817)	1,623,328	$1,623,328
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(5,319,917)	$(5,319,917)	(1,471,389)	$(1,471,389)
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% over $2 billion of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2014, the Adviser voluntarily waived its entire fee of $375,611 and voluntarily reimbursed $258,710 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC.
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$30,687	$(30,687)
Class C Shares	43,106	(43,106)
TOTAL	$73,793	$(73,793)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2014, FSC did not retain any fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2014, FSC retained $9,796 of CDSC relating to redemptions of Class B Shares, $3,142 relating to redemptions of Class C Shares and $2,689 relating to redemptions of Class F Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2014, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Class A Shares	$159,348	$—	$(159,348)
Class B Shares	10,229	(10,229)	—
Class C Shares	14,369	—	(14,369)
Class F Shares	3,621	—	(3,621)
TOTAL	$187,567	$(10,229)	$(177,338)
For the six months ended January 31, 2014, FSSC received $4,671 of fees paid by the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses
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(as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93%, 1.83%, 1.83% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemption of Class B Shares, Class C Shares and Class F Shares; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges on redemptions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,000.00	$0.50[2]
Class B Shares	$1,000	$1,000.00	$0.50[3]
Class C Shares	$1,000	$1,000.00	$0.50[4]
Class F Shares	$1,000	$1,000.00	$0.50[5]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,024.70	$0.51[2]
Class B Shares	$1,000	$1,024.70	$0.51[3]
Class C Shares	$1,000	$1,024.70	$0.51[4]
Class F Shares	$1,000	$1,024.70	$0.51[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.10%
Class B Shares	0.10%
Class C Shares	0.10%
Class F Shares	0.10%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 0.93% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.69 and $4.74, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class B Shares current Fee Limit of 1.83% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $9.23 and $9.30, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class C Shares current Fee Limit of 1.83% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $9.23 and $9.30, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class F Shares current Fee Limit of 0.93% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.69 and $4.74, respectively.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Liberty U.S. Government Money Market Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
Semi-Annual Shareholder Report
25

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
Semi-Annual Shareholder Report
26

which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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27

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
29

Federated Liberty U.S. Government Money Market Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N732
CUSIP 60934N724
CUSIP 608919817
CUSIP 608919791
8110106 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2014
Share Class	Ticker
Eagle	MMMXX
Institutional	MMPXX

Federated Money Market Management
Fund Established 1974

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	58.6%
Bank Instruments	25.7%
Variable Rate Instruments	5.5%
Repurchase Agreement	10.2%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At January 31, 2014, the Fund's effective maturity schedule4 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	38.7%[5]
8-30 Days	10.4%
31-90 Days	32.5%
91-180 Days	15.7%
181 Days or more	2.7%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include collateralized loan agreements, commercial paper and corporate bonds, with interest rates that are fixed or reset periodically.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 13.0% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—25.7%
		Finance - Banking—25.7%
$500,000		BNP Paribas SA, 0.230%, 3/4/2014	$500,000
500,000		Bank of Nova Scotia, Toronto, 0.250%, 6/23/2014	500,000
900,000	[1]	Canadian Imperial Bank of Commerce, 0.298%, 2/24/2014	900,000
900,000		Credit Suisse, Zurich, 0.230%, 3/6/2014	900,000
500,000	[1]	Deutsche Bank AG, 0.250%, 2/3/2014	500,000
900,000		Sumitomo Mitsui Banking Corp., 0.220%, 5/23/2014	900,000
500,000	[1]	Toronto Dominion Bank, 0.217%, 2/18/2014	500,000
		TOTAL CERTIFICATES OF DEPOSIT	4,700,000
		COLLATERALIZED LOAN AGREEMENTS—15.3%
		Finance - Banking—15.3%
500,000		Citigroup Global Markets, Inc., 0.558%, 2/3/2014	500,000
900,000		Mitsubishi UFJ Securities (USA), Inc., 0.253%, 2/20/2014	900,000
500,000		RBC Capital Markets, LLC, 0.355%, 2/14/2014	500,000
900,000		Wells Fargo Securities, LLC, 0.375%, 3/31/2014	900,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,800,000
		COMMERCIAL PAPER—38.8%[2]
		Finance - Banking—22.4%
500,000		Barclays US Funding Corp., 0.210%, 3/19/2014	499,866
900,000		ING (U.S.) Funding LLC, 0.210%, 3/14/2014 - 4/17/2014	899,706
500,000	[3,4]	LMA-Americas LLC, 0.240%, 4/11/2014	499,770
900,000	[3,4]	Mizuho Funding LLC, 0.200%, 3/27/2014	899,730
900,000	[3,4]	Nationwide Building Society, 0.250%, 4/1/2014	899,631
400,000	[3,4]	Northern Pines Funding LLC, 0.210%, 3/27/2014	399,874
		TOTAL	4,098,577
		Finance - Retail—13.7%
500,000	[3,4]	Barton Capital LLC, 0.200%, 2/14/2014	499,964
900,000	[3,4]	Chariot Funding LLC, 0.301%, 4/3/2014 - 6/2/2014	899,343
500,000	[3,4]	Jupiter Securitization Co. LLC, 0.301%, 9/12/2014	499,071
600,000	[3,4]	Sheffield Receivables Corp., 0.180%, 4/22/2014	599,760
		TOTAL	2,498,138
		Sovereign—2.7%
500,000	[3,4]	Caisse des Depots et Consignations (CDC), 0.235%, 6/20/2014	499,546
		TOTAL COMMERCIAL PAPER	7,096,261
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2

Principal Amount			Value
		CORPORATE BONDS—4.5%
		Finance - Commercial—1.4%
$254,000	[1]	General Electric Capital Corp., 0.870%, 4/7/2014	$254,269
		Financial Institution - Insurance - Life—3.1%
565,000	[3,4]	Metropolitan Life Global Funding I, 5.125%, 6/10/2014	574,723
		TOTAL CORPORATE BONDS	828,992
		NOTES - VARIABLE—5.5%[1]
		Finance - Banking—5.5%
1,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.110%, 2/6/2014	1,000,000
		REPURCHASE AGREEMENT—10.2%
1,874,000		Interest in $2,710,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,710,006,775 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $2,766,646,403. (AT COST)	1,874,000
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	18,299,253
		OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	(9,073)
		TOTAL NET ASSETS—100%	$18,290,180
1	Denotes a variable rate security with current rate and next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $6,271,412, which represented 34.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $6,271,412, which represented 34.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
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3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronym is used throughout this portfolio:
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
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4

Financial Highlights–Eagle Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	0.000[1]	0.001	0.017
Net realized gain (loss) on investments	—	—	0.000[1]	(0.000)[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	—	—	0.000[1]	0.000[1]	0.001	0.017
Less Distributions:
Distributions from net investment income	—	—	—	(0.000)[1]	(0.001)	(0.017)
Distributions from net realized gain on investments	—	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	—	—	—	(0.000)[1]	(0.001)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.00%	0.00%	0.01%	0.11%	1.67%
Ratios to Average Net Assets:
Net expenses	0.23%[3]	0.30%	0.38%	0.37%	0.40%	0.41%
Net investment income	0.00%[3]	0.00%	0.00%	0.01%	0.11%	1.71%
Expense waiver/reimbursement[4]	1.45%[3]	1.31%	1.97%	1.65%	1.47%	1.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,265	$19,983	$21,750	$23,184	$29,980	$35,007
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	0.001	0.004	0.019
Net realized gain (loss) on investments	—	—	0.000[1]	(0.000)[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	—	—	0.000[1]	0.001	0.004	0.019
Less Distributions:
Distributions from net investment income	—	—	—	(0.001)	(0.004)	(0.019)
Distributions from net realized gain on investments	—	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	—	—	—	(0.001)	(0.004)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.00%	0.00%	0.05%	0.36%	1.89%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.26%	0.38%	0.32%	0.15%	0.19%
Net investment income	0.00%[3]	0.00%	0.00%	0.05%	0.36%	0.99%
Expense waiver/reimbursement[4]	1.33%[3]	1.10%	1.72%	1.45%	1.47%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$26	$0[5]	$0[5]	$0[5]	$0[5]	$0[5]
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Investment in repurchase agreements	$1,874,000
Investment in securities	16,425,253
Total investment in securities, at amortized cost and fair value		$18,299,253
Cash		867
Income receivable		6,072
Receivable for shares sold		40,388
Prepaid expenses		532
TOTAL ASSETS		18,347,112
Liabilities:
Payable for shares redeemed	35,175
Payable to adviser (Note 5)	582
Payable for transfer agent fee	10,937
Payable for shareholder services fee (Note 5)	10,238
TOTAL LIABILITIES		56,932
Net assets for 18,289,878 shares outstanding		$18,290,180
Net Assets Consist of:
Paid-in capital		$18,290,247
Accumulated net realized loss on investments		(67)
TOTAL NET ASSETS		$18,290,180
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Eagle Shares:
$18,264,632 ÷ 18,264,330 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$25,548 ÷ 25,548 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Interest			$22,180
Expenses:
Investment adviser fee (Note 5)		$18,957
Administrative fee (Note 5)		7,403
Custodian fees		3,435
Transfer agent fee		26,318
Directors'/Trustees' fees (Note 5)		131
Auditing fees		10,208
Legal fees		6,818
Portfolio accounting fees		27,229
Shareholder services fee (Note 5)		23,675
Share registration costs		26,163
Printing and postage		7,724
Insurance premiums (Note 5)		2,018
TOTAL EXPENSES		160,079
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(18,957)
Waiver of shareholder services fee	(20,875)
Reimbursement of other operating expenses	(98,067)
TOTAL WAIVERS AND REIMBURSEMENT		(137,899)
Net expenses			22,180
Net investment income			$—
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Share Transactions:
Proceeds from sale of shares	6,904,882	16,363,499
Cost of shares redeemed	(8,598,187)	(18,129,751)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,693,305)	(1,766,252)
Change in net assets	(1,693,305)	(1,766,252)
Net Assets:
Beginning of period	19,983,485	21,749,737
End of period	$18,290,180	$19,983,485
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 35 portfolios. The financial statements included herein are only those of Federated Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Eagle Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
Effective December 21, 2012, the Fund's Premier Shares were redesignated as Institutional Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
10

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Eagle Shares and Institutional Shares may bear shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Eagle Shares:	Shares	Amount	Shares	Amount
Shares sold	6,872,934	$6,872,934	16,363,499	$16,363,499
Shares redeemed	(8,591,687)	(8,591,687)	(18,129,751)	(18,129,751)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	(1,718,753)	$(1,718,753)	(1,766,252)	$(1,766,252)
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	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	31,948	$31,948	—	$—
Shares redeemed	(6,500)	(6,500)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	25,448	$25,448	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,693,305)	$(1,693,305)	(1,766,252)	$(1,766,252)
4. FEDERAL TAX INFORMATION
At July 31, 2013, the Fund had a capital loss carryforward of $67 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$17	—	$17
2019	$50	NA	$50
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2014, the Adviser voluntarily waived its entire fee of $18,957 and voluntarily reimbursed $98,067 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Eagle Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2014, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Eagle Shares	$23,675	$(20,875)
For the six months ended January 31, 2014, the Fund's Institutional Shares did not incur Service Fees. For the six months ended January 31, 2014, FSSC did not receive any fees paid by the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, effective February 14, 2014, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Eagle Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.40% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination
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Date”): (a) April 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
9. SUBSEQUENT EVENTS
Effective March 14, 2014, the Fund will offer Service Shares and Capital Shares. Additionally, on February 13, 2014, the Trustees approved the reorganization of Federated Prime Management Obligations Fund into the Fund. The reorganization is expected to occur no later than the third quarter of 2014.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1]
Actual:
Eagle Shares	$1,000	$1,000.00	$1.16[2]
Institutional Shares	$1,000	$1,000.00	$1.01[3]
Hypothetical (assuming a 5% return before expenses):
Eagle Shares	$1,000	$1,024.05	$1.17[2]
Institutional Shares	$1,000	$1,024.20	$1.02[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Eagle Shares	0.23%
Institutional Shares	0.20%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Eagle Shares current Fee Limit of 0.40% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.02 and $2.04, respectively.

3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.15% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.76 and $0.77, respectively.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Money Market Management (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
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The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
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which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N211
CUSIP 608919775
8080103 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2014
Share Class	Ticker
Institutional	MOFXX
Service	MOSXX
Capital	MFCXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	78.9%
Municipal Notes	19.0%
Commercial Paper	2.0%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At January 31, 2014, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	78.7%
8-30 Days	2.6%
31-90 Days	5.2%
91-180 Days	7.7%
181 Days or more	5.7%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount		Value
	SHORT-TERM MUNICIPALS—99.9%[1,2]
	Alabama—4.9%
$3,215,000	Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.090%, 2/6/2014	$3,215,000
3,470,000	Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.090%, 2/6/2014	3,470,000
7,325,000	Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Mizuho Bank Ltd. LOC), 0.090%, 2/6/2014	7,325,000
8,400,000	Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Mizuho Bank Ltd. LOC), 0.090%, 2/6/2014	8,400,000
8,440,000	Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Mizuho Bank Ltd. LOC), 0.090%, 2/6/2014	8,440,000
1,825,000	Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/6/2014	1,825,000
10,000,000	Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.190%, 2/6/2014	10,000,000
6,290,000	Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.090%, 2/6/2014	6,290,000
25,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.090%, 2/3/2014	25,000,000
15,000,000	Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.080%, 2/6/2014	15,000,000
9,800,000	Columbia, AL IDB PCRB, (Series 1998) Daily VRDNs (Alabama Power Co.), 0.050%, 2/3/2014	9,800,000
16,975,000	Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.080%, 2/6/2014	16,975,000
10,000,000	Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.110%, 2/6/2014	10,000,000
23,200,000	Mobile, AL IDB, PCRBs (Series 2007B), 0.40% TOBs (Alabama Power Co.), Mandatory Tender 4/2/2014	23,200,000
6,000,000	Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/6/2014	6,000,000
650,000	Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 0.230%, 2/6/2014	650,000
	TOTAL	155,590,000
	Alaska—1.0%
20,000,000	Alaska State Housing Finance Corp., (2009 Series D) Weekly VRDNs (Bank of America N.A. LIQ), 0.040%, 2/6/2014	20,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Alaska—continued
$12,205,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 4324), 0.14% TOBs (J.P. Morgan Chase & Co. LIQ) 3/20/2014	$12,205,000
		TOTAL	32,205,000
		Arkansas—0.2%
7,100,000		Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 2/6/2014	7,100,000
		California—7.5%
6,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.050%, 2/3/2014	6,000,000
3,000,000		Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(Union Bank, N.A. LOC), 0.080%, 2/6/2014	3,000,000
2,485,000		Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.070%, 2/6/2014	2,485,000
42,900,000		Big Bear Lake, CA IDRB, (Series 1993A) Weekly VRDNs (Southwest Gas Corp.)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/5/2014	42,900,000
8,585,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Sovereign Bank LOC), 0.750%, 2/6/2014	8,585,000
12,200,000		California Enterprise Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Regional Properties, Inc.)/(FHLB of San Francisco LOC), 0.050%, 2/6/2014	12,200,000
1,550,000		California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(CoBank, ACB LOC), 0.090%, 2/6/2014	1,550,000
6,815,000		California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 2/6/2014	6,815,000
380,000		California PCFA, (Series 2001A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.100%, 2/5/2014	380,000
5,000,000		California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.130%, 2/6/2014	5,000,000
3,500,000		California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.090%, 2/6/2014	3,500,000
2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.150%, 2/6/2014	2,940,000
8,000,000		California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.090%, 2/6/2014	8,000,000
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.070%, 2/6/2014	2,000,000
2,350,000		California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/6/2014	2,350,000
2,000,000		California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/6/2014	2,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$6,645,000		California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.080%, 2/5/2014	$6,645,000
1,840,000		California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.090%, 2/5/2014	1,840,000
2,215,000		California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.100%, 2/5/2014	2,215,000
2,805,000		California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.100%, 2/5/2014	2,805,000
4,135,000		California PCFA, (Series 2012) Weekly VRDNs (Alameda County Industries AR, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.130%, 2/5/2014	4,135,000
2,540,000		California PCFA, (Series 2012) Weekly VRDNs (California Waste Recovery Systems, LLC)/(Union Bank, N.A. LOC), 0.090%, 2/5/2014	2,540,000
5,500,000		California PCFA, (Series 2012) Weekly VRDNs (The Ratto Group of Companies, Inc.)/(Union Bank, N.A. LOC), 0.090%, 2/5/2014	5,500,000
3,030,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.100%, 2/5/2014	3,030,000
30,000,000		California State, (Series 2013-2014 A-2), 2.00% RANs, 6/23/2014	30,206,156
2,500,000		California Statewide CDA IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.410%, 2/6/2014	2,500,000
3,605,000		California Statewide CDA IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.140%, 2/6/2014	3,605,000
17,460,000		California Statewide CDA, (Series 2003C) Weekly VRDNs (Kaiser Permanente), 0.030%, 2/5/2014	17,460,000
25,500,000		California Statewide CDA, (Series 2003D) Weekly VRDNs (Kaiser Permanente), 0.030%, 2/5/2014	25,500,000
4,100,000		California Statewide CDA, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.040%, 2/6/2014	4,100,000
15,000,000	[3,4]	Nuveen California Performance Plus Municipal Fund, Inc., (810 Series 1), Weekly VRDPs, (GTD by Citibank NA, New York), 0.110%, 2/6/2014	15,000,000
2,000,000		Richmond, CA Wastewater System, (Series 2008A) Weekly VRDNs (Union Bank, N.A. LOC), 0.030%, 2/6/2014	2,000,000
		TOTAL	238,786,156
		Colorado—2.7%
1,000,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/(U.S. Bank, N.A. LOC), 0.140%, 2/6/2014	1,000,000
2,300,000		Colorado HFA (Class I Bonds), (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.120%, 2/6/2014	2,300,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Colorado—continued
$3,360,000		Colorado HFA (Class I Bonds), (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.090%, 2/6/2014	$3,360,000
23,600,000		Denver, CO City & County Airport Authority, (Series 2002C) Weekly VRDNs (Lloyds Bank PLC, London LOC), 0.070%, 2/5/2014	23,600,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, RBC Muni Trust (Series E-25) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.070%, 2/6/2014	15,000,000
14,900,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-467) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.070%, 2/6/2014	14,900,000
27,370,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.30% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/27/2014	27,370,000
		TOTAL	87,530,000
		Connecticut—1.9%
8,200,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.060%, 2/5/2014	8,200,000
1,600,000		Connecticut Development Authority, (Series 1999), 0.30% CP (New England Power Co.), Mandatory Tender 2/12/2014	1,600,000
2,500,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources, Inc.)/(HSBC Bank USA, N.A. LOC), 0.040%, 2/6/2014	2,500,000
2,000,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.040%, 2/5/2014	2,000,000
800,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.080%, 2/5/2014	800,000
20,000,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.060%, 2/6/2014	20,000,000
15,000,000		Hartford County, CT Metropolitan District, 2.00% BANs, 3/25/2014	15,038,497
7,000,000		Hartford, CT, 2.00% BANs, 4/10/2014	7,022,362
4,000,000		Salem, CT, 1.00% BANs, 7/8/2014	4,008,557
		TOTAL	61,169,416
		District of Columbia—0.8%
23,400,000		District of Columbia Revenue, (Series 2003) Weekly VRDNs (American University)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/6/2014	23,400,000
3,715,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.070%, 2/6/2014	3,715,000
		TOTAL	27,115,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—3.3%
$1,065,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.160%, 2/6/2014	$1,065,000
3,150,000		Florida Housing Finance Corp., (2003 Series E-1) Weekly VRDNs (St. Andrews Pointe Apartments)/(FNMA LOC), 0.060%, 2/6/2014	3,150,000
3,380,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.160%, 2/6/2014	3,380,000
3,905,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.110%, 2/5/2014	3,905,000
10,295,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645), 0.30% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 2/13/2014	10,295,000
22,294,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.170%, 2/6/2014	22,294,000
7,000,000		North Broward Florida Hospital District, (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.040%, 2/6/2014	7,000,000
8,000,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.060%, 2/3/2014	8,000,000
36,635,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.060%, 2/3/2014	36,635,000
9,040,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/7/2014	9,040,000
		TOTAL	104,764,000
		Georgia—8.1%
9,750,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.090%, 2/6/2014	9,750,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.210%, 2/6/2014	5,400,000
32,600,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.050%, 2/3/2014	32,600,000
23,500,000		Burke County, GA Development Authority, (Third Series 2012) Daily VRDNs (Georgia Power Co.), 0.050%, 2/3/2014	23,500,000
7,600,000		Burke County, GA Development Authority, PCR (Series 1992) Daily VRDNs (Georgia Power Co.), 0.050%, 2/3/2014	7,600,000
8,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Mizuho Bank Ltd. LOC), 0.090%, 2/6/2014	8,000,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Mizuho Bank Ltd. LOC), 0.090%, 2/6/2014	16,000,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$18,000,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wells Fargo Bank, N.A. LOC), 0.100%, 2/6/2014	$18,000,000
17,725,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11), 0.230% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 3/12/2014	17,725,000
8,100,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.120%, 2/6/2014	8,100,000
2,100,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/6/2014	2,100,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.060%, 2/3/2014	3,800,000
13,000,000		Heard County, GA Development Authority, (First Series 2007) Daily VRDNs (Georgia Power Co.), 0.050%, 2/3/2014	13,000,000
10,600,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.090%, 2/6/2014	10,600,000
12,000,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.050%, 2/3/2014	12,000,000
29,040,000		Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.050%, 2/3/2014	29,040,000
14,415,000		Putnam County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.050%, 2/3/2014	14,415,000
10,750,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.170%, 2/5/2014	10,750,000
6,400,000		Savannah, GA EDA, (Series B) Weekly VRDNs (Home Depot, Inc.)/(SunTrust Bank LOC), 0.240%, 2/5/2014	6,400,000
12,000,000		Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/6/2014	12,000,000
		TOTAL	260,780,000
		Idaho—0.4%
1,370,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(CoBank, ACB LOC), 0.090%, 2/6/2014	1,370,000
11,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 2/5/2014	11,000,000
		TOTAL	12,370,000
		Illinois—1.5%
735,000		Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(BMO Harris Bank, N.A. LOC), 0.300%, 2/6/2014	735,000
3,655,000		Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living L.P.)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/6/2014	3,655,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Illinois—continued
$1,120,000	Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.140%, 2/6/2014	$1,120,000
2,950,000	Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.040%, 2/6/2014	2,950,000
4,900,000	Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.090%, 2/5/2014	4,900,000
8,625,000	Chicago, IL, (Series D-1), 0.12% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 4/3/2014	8,625,000
1,275,000	Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.240%, 2/6/2014	1,275,000
1,730,000	Illinois Development Finance Authority IDB Weekly VRDNs (R.A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/5/2014	1,730,000
3,000,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.260%, 2/6/2014	3,000,000
4,005,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.140%, 2/6/2014	4,005,000
11,000,000	Illinois State, (Series of June 2013), 4.00% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2014	11,158,928
3,280,000	Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 2/6/2014	3,280,000
410,000	Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 2/6/2014	410,000
	TOTAL	46,843,928
	Indiana—2.6%
10,000,000	Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2014	10,141,692
7,250,000	Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.090%, 2/6/2014	7,250,000
10,000,000	Gibson County, IN, (Series 1998) Weekly VRDNs (Toyota Motor Manufacturing, Indiana, Inc.)/(Toyota Motor Credit Corp. and Toyota Motor Credit Corp. GTDs), 0.050%, 2/5/2014	10,000,000
5,000,000	Gibson County, IN, PCRBs (Series 1997) Weekly VRDNs (Toyota Motor Manufacturing, Indiana, Inc.)/(Toyota Motor Credit Corp. and Toyota Motor Credit Corp. GTDs), 0.050%, 2/5/2014	5,000,000
145,000	Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/6/2014	145,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Indiana—continued
$1,800,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/6/2014	$1,800,000
1,760,000		Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.100%, 2/6/2014	1,760,000
7,400,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens, N.A. LOC), 0.280%, 2/6/2014	7,400,000
5,000,000		Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(AgriBank FCB and AgriBank FCB LOCs), 0.110%, 2/6/2014	5,000,000
6,000,000		Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.070%, 2/6/2014	6,000,000
5,150,000		Portage, IN, (Series 1999) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.250%, 2/6/2014	5,150,000
10,000,000		Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.250%, 2/6/2014	10,000,000
1,000,000		Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.250%, 2/6/2014	1,000,000
10,000,000		Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.250%, 2/6/2014	10,000,000
3,680,000		Spencer County, IN PCA, (Series 2000) Weekly VRDNs (American Iron Oxide Co.)/(Mizuho Bank Ltd. LOC), 0.250%, 2/6/2014	3,680,000
300,000		Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/6/2014	300,000
		TOTAL	84,626,692
		Iowa—0.7%
4,770,000		Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.280%, 2/6/2014	4,770,000
7,700,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 2/6/2014	7,700,000
5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 2/6/2014	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 2/6/2014	6,000,000
		TOTAL	23,770,000
		Kansas—0.2%
1,481,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.160%, 2/6/2014	1,481,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Kansas—continued
$3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 2/6/2014	$3,430,000
		TOTAL	4,911,000
		Kentucky—1.2%
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.070%, 2/6/2014	5,500,000
15,500,000		Louisville & Jefferson County, KY Metropolitan Sewer District, (Series 2013), 2.00% BANs, 11/26/2014	15,704,175
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.090%, 2/6/2014	5,740,000
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Bank of Nova Scotia, Toronto LOC), 0.080%, 2/6/2014	10,000,000
		TOTAL	36,944,175
		Louisiana—2.6%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 2/5/2014	4,900,000
2,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.160%, 2/6/2014	2,000,000
3,550,000		East Baton Rouge Parish, LA IDB, (Series 2004) Weekly VRDNs (Georgia-Pacific Corp.)/(U.S. Bank, N.A. LOC), 0.050%, 2/5/2014	3,550,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(PNC Bank, N.A. LOC), 0.090%, 2/6/2014	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.090%, 2/6/2014	4,630,000
49,200,000		Louisiana Public Facilities Authority, (Series 2010) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.040%, 2/5/2014	49,200,000
7,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.320%, 2/5/2014	7,000,000
6,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.320%, 2/5/2014	6,000,000
		TOTAL	82,280,000
		Maine—1.3%
25,415,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.080%, 2/6/2014	25,415,000
15,550,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.080%, 2/6/2014	15,550,000
		TOTAL	40,965,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Maryland—1.2%
$29,900,000		Baltimore County, MD Metropolitan District, (Series 2013), 1.50% BANs (Baltimore County, MD), 2/24/2014	$29,923,958
220,000		Baltimore County, MD, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/5/2014	220,000
4,240,000	[3,4]	Maryland Community Development Administration—Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 2/6/2014	4,240,000
345,000		Maryland State Economic Development Corp., (Series 1999A) Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.240%, 2/7/2014	345,000
1,415,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2014	1,415,000
959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 1.150%, 2/3/2014	959,000
1,800,000		Washington County, MD EDRB, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/6/2014	1,800,000
		TOTAL	38,902,958
		Massachusetts—1.6%
15,000,000		Assabet Valley, MA Regional Vocational School District, 1.00% BANs, 7/8/2014	15,035,293
4,800,000		Massachusetts Development Finance Agency, (Series 2013) Weekly VRDNs (CIL Realty of Massachusetts)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.040%, 2/6/2014	4,800,000
8,000,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.040%, 2/6/2014	8,000,000
7,000,000		Massachusetts IFA, (Series 1992B), 0.30% CP (New England Power Co.), Mandatory Tender 2/27/2014	7,000,000
10,000,000		Methuen, MA, 1.00% BANs, 8/8/2014	10,028,200
2,717,000		Nahant, MA, 1.00% BANs, 7/18/2014	2,724,422
3,938,554		Pittsfield, MA, (Series B), 1.00% BANs, 6/27/2014	3,949,375
		TOTAL	51,537,290
		Michigan—2.5%
7,660,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/7/2014	7,660,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.160%, 2/6/2014	5,500,000
4,200,000		Michigan Finance Authority, Healthcare Equipment Program (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.170%, 2/5/2014	4,200,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$1,490,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/7/2014	$1,490,000
4,800,000		Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.170%, 2/5/2014	4,800,000
7,430,000		Michigan State Housing Development Authority, (2005 Series A) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.050%, 2/5/2014	7,430,000
3,960,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.140%, 2/6/2014	3,960,000
2,035,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.160%, 2/6/2014	2,035,000
1,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 2/7/2014	1,000,000
2,795,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/7/2014	2,795,000
6,945,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/6/2014	6,945,000
30,885,000	[3,4]	Wayne County, MI Airport Authority, SPEARs (Series DBE-652) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 2/6/2014	30,885,000
		TOTAL	78,700,000
		Minnesota—1.0%
440,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/6/2014	440,000
1,200,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/6/2014	1,200,000
1,700,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.070%, 2/6/2014	1,700,000
1,200,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.160%, 2/6/2014	1,200,000
8,870,000		Minnesota State HFA, (2004 Series G) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.050%, 2/6/2014	8,870,000
6,000,000		Minnesota State HFA, (2008 Series C) Weekly VRDNs (FHLB of Des Moines LIQ), 0.050%, 2/6/2014	6,000,000
4,965,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.060%, 2/6/2014	4,965,000
5,535,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(FHLB of Des Moines LOC), 0.100%, 2/7/2014	5,535,000
415,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/6/2014	415,000
		TOTAL	30,325,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Mississippi—1.3%
$1,810,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.160%, 2/6/2014	$1,810,000
9,570,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/6/2014	9,570,000
6,600,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.090%, 2/6/2014	6,600,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/6/2014	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/6/2014	9,670,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Mizuho Bank Ltd. LOC), 0.090%, 2/6/2014	6,075,000
		TOTAL	43,055,000
		Missouri—0.0%
100,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.310%, 2/6/2014	100,000
		Multi-State—14.2%
25,000,000	[3,4]	BlackRock MuniHoldings Investment Quality Fund, (2746 Series W-7), Weekly VRDPs, (GTD by Bank of America N.A.), 0.240%, 2/6/2014	25,000,000
3,100,500	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.190%, 2/6/2014	3,100,500
20,895,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.190%, 2/6/2014	20,895,000
915,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68)Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.190%, 2/6/2014	915,000
7,050,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.190%, 2/6/2014	7,050,000
7,426,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.190%, 2/6/2014	7,426,000
54,465,000	[3,4]	FHLMC, Eagles (Series 2008-0055F) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.090%, 2/6/2014	54,465,000
10,020,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.080%, 2/6/2014	10,020,000
17,550,000		FHLMC, Floater Certificates (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.090%, 2/6/2014	17,550,000
Semi-Annual Shareholder Report
13

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi-State—continued
$23,794,000		FHLMC, Floater Certificates (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.080%, 2/6/2014	$23,794,000
85,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.130%, 2/6/2014	85,300,000
24,000,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (GTD by Citibank NA, New York), 0.120%, 2/6/2014	24,000,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.140%, 2/6/2014	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1), Weekly VRDPs, (GTD by Citibank NA, New York), 0.130%, 2/6/2014	30,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.160%, 2/6/2014	25,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1), Weekly VRDPs, (GTD by Barclays Bank PLC), 0.140%, 2/6/2014	30,000,000
		TOTAL	455,815,500
		Nebraska—0.2%
3,500,000		Central Plains Energy Project, (Project #2) (Series 2009) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.040%, 2/6/2014	3,500,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 2/6/2014	2,000,000
		TOTAL	5,500,000
		Nevada—0.1%
4,000,000		Clark County, NV Airport System, (Series C-2), 2.00% BANs, 7/1/2014	4,027,041
		New Hampshire—0.3%
3,500,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens, N.A. LOC), 0.330%, 2/3/2014	3,500,000
6,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.35% CP (New England Power Co.), Mandatory Tender 2/20/2014	6,000,000
		TOTAL	9,500,000
		New Jersey—5.8%
6,848,880		Evesham Township, NJ, 1.00% BANs, 10/17/2014	6,863,297
7,000,000		Gloucester Township, NJ, (Series 2013A), 1.00% BANs, 6/2/2014	7,012,007
5,986,371		Harrison Township, NJ, 1.25% BANs, 11/17/2014	6,016,029
5,000,000		Middletown Township, NJ, 1.25% BANs, 9/16/2014	5,017,898
9,259,841		Montclair Township, NJ, 1.00% BANs, 11/7/2014	9,291,487
4,969,300		Morris Plains, NJ, 1.00% BANs, 7/18/2014	4,978,326
Semi-Annual Shareholder Report
14

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	New Jersey—continued
$5,915,000	New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.290%, 2/5/2014	$5,915,000
115,000,000	New Jersey State, 2.00% TRANs, 6/26/2014	115,754,849
14,000,000	Ocean City, NJ, 1.00% BANs, 6/20/2014	14,030,206
6,000,000	Ramsey, NJ, 1.00% BANs, 1/16/2015	6,017,086
5,326,000	Saddle River, NJ, 1.00% BANs, 3/28/2014	5,330,791
	TOTAL	186,226,976
	New Mexico—0.2%
100,000	Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/6/2014	100,000
3,400,000	Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/6/2014	3,400,000
3,200,000	Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.140%, 2/6/2014	3,200,000
850,000	Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.310%, 2/5/2014	850,000
	TOTAL	7,550,000
	New York—8.1%
14,000,000	Auburn, NY, 1.00% BANs, 5/30/2014	14,027,095
14,000,000	Corning, NY City School District, 1.50% BANs, 2/14/2014	14,006,015
3,900,000	East Quogue, NY Union Free School District, 1.00% TANs, 6/27/2014	3,909,008
5,590,000	Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.070%, 2/6/2014	5,590,000
5,000,000	Metropolitan Transportation Authority, NY VRNs, 0.313%, 2/3/2014	5,000,000
4,455,000	New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.190%, 2/6/2014	4,455,000
4,690,000	New York City Housing Development Corp., (2006 Series A) Weekly VRDNs (1405 Fifth Avenue Apartments)/(Citibank NA, New York LOC), 0.060%, 2/5/2014	4,690,000
5,560,000	New York City Housing Development Corp., (2006 Series A: Granville Payne Apartments) Weekly VRDNs (Sutter Avenue Associates LLC)/(Citibank NA, New York LOC), 0.060%, 2/5/2014	5,560,000
5,500,000	New York City Housing Development Corp., (2007 Series A: 550 East 170th Street Apartments) Weekly VRDNs (East 170th Street Associates LP)/(Citibank NA, New York LOC), 0.060%, 2/5/2014	5,500,000
6,940,000	New York City Housing Development Corp., Capital Fund Grant Program (Series B1), 2.00% Bonds, 7/1/2014	6,989,961
8,700,000	New York City, NY IDA, (Series 1997) Weekly VRDNs (Danzas AEI, Inc.)/(Citibank NA, New York LOC), 0.050%, 2/5/2014	8,700,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$25,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.070%, 2/3/2014	$25,000,000
34,380,000		New York City, NY, (Fiscal 2004 Series H-7) Daily VRDNs (KBC Bank N.V. LOC), 0.090%, 2/3/2014	34,380,000
1,700,000		New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.080%, 2/6/2014	1,700,000
8,500,000		New York State Environmental Facilities Corp. Sewer & Solid Waste Disposal, (Series 2002B) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/6/2014	8,500,000
13,070,000		New York State HFA, (2007 Series A) Weekly VRDNs (Remeeder Houses Apartments)/(Citibank NA, New York LOC), 0.060%, 2/5/2014	13,070,000
15,000,000		New York State Mortgage Agency, (Series 122) Weekly VRDNs (Bank of America N.A. LIQ), 0.040%, 2/5/2014	15,000,000
11,800,000		New York State Mortgage Agency, (Series 132) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 2/3/2014	11,800,000
5,000,000		New York State Mortgage Agency, (Series 139) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 2/3/2014	5,000,000
29,320,000		New York State Mortgage Agency, (Series 144) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 2/3/2014	29,320,000
4,940,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11702) Weekly VRDNs (Citibank NA, New York LIQ), 0.120%, 2/6/2014	4,940,000
12,950,000	[3,4]	New York State Urban Development Corp., PUTTERs (Series 4429) Daily VRDNs (J.P. Morgan Chase & Co. LIQ), 0.080%, 2/3/2014	12,950,000
2,905,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens, N.A. LOC), 0.190%, 2/5/2014	2,905,000
6,815,000		Utica, NY Industrial Development Agency Civic Facility, (Series 2006) Weekly VRDNs (Munson-Williams-Proctor Arts Institute)/(RBS Citizens, N.A. LOC), 0.340%, 2/6/2014	6,815,000
10,000,000		West Islip, NY Unified Free School District, 1.00% TANs, 6/30/2014	10,022,809
		TOTAL	259,829,888
		North Carolina—0.8%
6,710,000		North Carolina HFA, (Series 16-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.060%, 2/5/2014	6,710,000
10,415,000		North Carolina HFA, (Series 18-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.060%, 2/5/2014	10,415,000
2,875,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.110%, 2/5/2014	2,875,000
2,910,000	[3,4]	North Carolina HFA, PUTTERs (Series 3722Z) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 2/6/2014	2,910,000
1,500,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.040%, 2/6/2014	1,500,000
		TOTAL	24,410,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Dakota—0.9%
$30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 2/5/2014	$30,000,000
220,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.130%, 2/6/2014	220,000
		TOTAL	30,220,000
		Oklahoma—0.3%
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 2/6/2014	8,000,000
2,468,034	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.160%, 2/6/2014	2,468,034
		TOTAL	10,468,034
		Oregon—1.9%
17,300,000	[3,4]	Oregon State EDRB, (1998 Refunding Bonds) (Series 187) Weekly VRDNs (Georgia-Pacific Corp.)/(U.S. Bank, N.A. LOC), 0.050%, 2/6/2014	17,300,000
10,000,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 2/6/2014	10,000,000
6,650,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 2/6/2014	6,650,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 2/6/2014	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 2/6/2014	10,000,000
6,870,000		Port of Portland, OR Airport, (Subseries 18A) Weekly VRDNs (Portland International Airport)/(U.S. Bank, N.A. LOC), 0.050%, 2/5/2014	6,870,000
		TOTAL	60,820,000
		Pennsylvania—0.0%
110,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, L.P.)/(FHLB of Pittsburgh LOC), 0.060%, 2/6/2014	110,000
		South Carolina—0.9%
8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.340%, 2/5/2014	8,000,000
6,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.310%, 2/5/2014	6,000,000
3,000,000		South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/6/2014	3,000,000
Semi-Annual Shareholder Report
17

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		South Carolina—continued
$6,225,000		South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/6/2014	$6,225,000
6,935,000		South Carolina Jobs-EDA, IDBs (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.090%, 2/6/2014	6,935,000
		TOTAL	30,160,000
		South Dakota—0.4%
8,410,000		South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/6/2014	8,410,000
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.070%, 2/6/2014	3,000,000
		TOTAL	11,410,000
		Tennessee—2.3%
5,000,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.040%, 2/5/2014	5,000,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/6/2014	3,500,000
7,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/6/2014	7,500,000
15,000,000		Memphis, TN, (Series 2012), 3.00% BANs, 4/1/2014	15,067,801
5,200,000		Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 0.340%, 2/5/2014	5,200,000
33,890,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.110%, 2/5/2014	33,890,000
1,955,000	[3,4]	Tennessee Housing Development Agency, Clipper Tax-Exempt Certificates Trust (Series 2009-02) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.160%, 2/6/2014	1,955,000
		TOTAL	72,112,801
		Texas—9.0%
40,000,000		Brazos River Authority, TX, (Series 2001 D-2) Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 0.070%, 2/3/2014	40,000,000
14,500,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.060%, 2/6/2014	14,500,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 2/6/2014	2,100,000
Semi-Annual Shareholder Report
18

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 2/6/2014	$2,950,000
3,000,000		Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.070%, 2/6/2014	3,000,000
12,170,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(Bank of America N.A. LOC), 0.040%, 2/6/2014	12,170,000
14,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004) Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.)/(Air Products & Chemicals, Inc. LIQ), 0.040%, 2/5/2014	14,500,000
17,750,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.)/(Air Products & Chemicals, Inc. LIQ), 0.050%, 2/5/2014	17,750,000
9,385,000		Harris County, TX Education Facilities Finance Corp., (Series 2008B-2) Daily VRDNs (Texas Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/3/2014	9,385,000
14,370,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/6/2014	14,370,000
4,000,000		Jewett, TX Economic Development Corp., (Series 2003) Weekly VRDNs (Nucor Corp.), 0.340%, 2/5/2014	4,000,000
10,000,000		Port Arthur Navigation District, TX IDC, (Series 2006) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.040%, 2/3/2014	10,000,000
100,000,000		Texas State, (Series 2013), 2.00% TRANs, 8/28/2014	101,023,835
7,150,000	[3,4]	Texas State, MERLOTS (Series 2008-C47), 0.23% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 3/12/2014	7,150,000
35,380,000		University of Texas System (The Board of Regents of), (Series 2008B-2) Weekly VRDNs, 0.030%, 2/6/2014	35,380,000
		TOTAL	288,278,835
		Utah—0.0%
1,105,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.200%, 2/6/2014	1,105,000
		Vermont—0.3%
1,190,000		Vermont Educational and Health Buildings Financing Agency, (Series 2008A) Weekly VRDNs (Fletcher Allen Health Care Inc.)/ (TD Bank, N.A. LOC), 0.040%, 2/5/2014	1,190,000
6,850,000		Vermont HFA, (2013 Series A) Weekly VRDNs (TD Bank, N.A. LIQ), 0.080%, 2/6/2014	6,850,000
		TOTAL	8,040,000
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19

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Virginia—0.4%
$9,600,000	Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(U.S. Bank, N.A. LOC), 0.050%, 2/5/2014	$9,600,000
1,600,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 0.60% CP (Virginia Electric & Power Co.), Mandatory Tender 3/7/2014	1,600,000
1,540,000	Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/6/2014	1,540,000
	TOTAL	12,740,000
	Washington—2.6%
2,400,000	Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/6/2014	2,400,000
1,120,000	Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.110%, 2/6/2014	1,120,000
24,500,000	Port of Tacoma, WA, (Series B: Subordinate Lien), 0.11% CP (Bank of America N.A. LOC), Mandatory Tender 3/10/2014	24,500,000
2,630,000	Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.320%, 2/6/2014	2,630,000
13,650,000	Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.050%, 2/5/2014	13,650,000
7,375,000	Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.130%, 2/6/2014	7,375,000
1,000,000	Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.130%, 2/6/2014	1,000,000
10,000,000	Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 0.240%, 2/6/2014	10,000,000
4,070,000	Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.190%, 2/6/2014	4,070,000
2,670,000	Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.050%, 2/6/2014	2,670,000
8,000,000	Washington State Health Care Facilities Authority, (Catholic Health Initiatives), (Series 2013B), 0.190%, 2/6/2014	8,000,000
4,560,000	Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.090%, 2/6/2014	4,560,000
	TOTAL	81,975,000
	Wisconsin—2.0%
4,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.290%, 2/6/2014	4,000,000
2,790,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/6/2014	2,790,000
4,170,000	Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(BMO Harris Bank, N.A. LOC), 0.140%, 2/6/2014	4,170,000
Semi-Annual Shareholder Report
20

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wisconsin—continued
$1,460,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.240%, 2/6/2014	$1,460,000
14,977,500	Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.14% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 2/18/2014	14,977,500
7,930,000	Wisconsin Housing & EDA, (2004 Series D) Weekly VRDNs (FHLB of Chicago LIQ), 0.060%, 2/5/2014	7,930,000
28,515,000	Wisconsin Housing & EDA, (2008 Series A) Weekly VRDNs (BMO Harris Bank, N.A. LIQ), 0.050%, 2/5/2014	28,515,000
	TOTAL	63,842,500
	Wyoming—0.7%
22,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 2/5/2014	22,700,000
	TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	3,197,212,190
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	4,744,963
	TOTAL NET ASSETS—100%	$3,201,957,153
Securities that are subject to the federal alternative minimum tax (AMT) represent 61.7% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.1%	2.9%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $644,269,534, which represented 20.1% of total net assets.
Semi-Annual Shareholder Report
21

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $644,269,534, which represented 20.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report
22

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB(s)	—Industrial Development Bond(s)
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC(s)	—Letter of Credit(s)
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MMMs	—Money Market Municipals
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.001	0.002	0.003	0.015
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.001	0.002	0.003	0.015
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.001)	(0.002)	(0.003)	(0.015)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.001)	(0.002)	(0.003)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.05%	0.15%	0.20%	0.27%	1.52%
Ratios to Average Net Assets:
Net expenses	0.16%[3]	0.21%	0.21%[4]	0.21%[4]	0.22%	0.22%[4]
Net investment income	0.01%[3]	0.06%	0.14%	0.20%	0.26%	1.41%
Expense waiver/reimbursement[5]	0.13%[3]	0.09%	0.08%	0.08%	0.08%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,535,827	$1,229,003	$2,268,337	$2,802,916	$3,472,460	$2,950,672
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21%, 0.21% and 0.22% for the years ended July 31, 2012, 2011 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001	0.013
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001	0.013
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.013)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.02%	0.01%	0.06%	1.27%
Ratios to Average Net Assets:
Net expenses	0.16%[3]	0.25%	0.34%[4]	0.40%[4]	0.43%	0.47%[4]
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.06%	1.16%
Expense waiver/reimbursement[5]	0.38%[3]	0.30%	0.20%	0.14%	0.12%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$872,143	$738,562	$828,815	$852,955	$772,448	$1,342,615
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.34%, 0.40% and 0.47% for the years ended July 31, 2012, 2011 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
25

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.002	0.014
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.001	0.002	0.014
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)	(0.014)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)	(0.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.06%	0.10%	0.17%	1.42%
Ratios to Average Net Assets:
Net expenses	0.16%[3]	0.25%	0.31%[4]	0.31%[4]	0.32%	0.32%[4]
Net investment income	0.01%[3]	0.01%	0.04%	0.10%	0.17%	1.30%
Expense waiver/reimbursement[5]	0.23%[3]	0.15%	0.08%	0.08%	0.08%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$793,987	$726,987	$1,108,338	$1,284,749	$1,154,692	$1,537,150
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.31%, 0.31% and 0.32% for the years ended July 31, 2012, 2011 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
26

Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$3,197,212,190
Cash		1,163,906
Income receivable		3,712,929
Receivable for shares sold		224,929
TOTAL ASSETS		3,202,313,954
Liabilities:
Payable for shares redeemed	$263,146
Income distribution payable	8,804
Payable to adviser (Note 4)	13,056
Payable for Directors'/Trustees' fees (Note 4)	2,745
Payable for portfolio accounting fees	30,960
Payable for shareholder services fee (Note 4)	4,683
Payable for share registration costs	24,956
Accrued expenses (Note 4)	8,451
TOTAL LIABILITIES		356,801
Net assets for 3,201,962,194 shares outstanding		$3,201,957,153
Net Assets Consist of:
Paid-in capital		$3,201,941,883
Accumulated net realized gain on investments		19,661
Distributions in excess of net investment income		(4,391)
TOTAL NET ASSETS		$3,201,957,153
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,535,826,835 ÷ 1,535,821,791 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$872,143,239 ÷ 872,154,013 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$793,987,079 ÷ 793,986,390 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
27

Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Interest			$2,554,834
Expenses:
Investment adviser fee (Note 4)		$2,932,063
Administrative fee (Note 4)		1,144,971
Custodian fees		48,000
Transfer agent fee		15,417
Directors'/Trustees' fees (Note 4)		7,865
Auditing fees		10,585
Legal fees		8,070
Portfolio accounting fees		93,381
Shareholder services fee (Note 4)		1,281,605
Account administration fee (Note 2)		90,243
Share registration costs		59,975
Printing and postage		22,603
Insurance premiums (Note 4)		5,378
Miscellaneous (Note 4)		10,778
TOTAL EXPENSES		5,730,934
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(1,952,948)
Waiver of shareholder services fee (Note 4)	(1,281,605)
Waiver of account administration fee (Note 2)	(41,283)
Reimbursement of account administration fee (Note 2)	(48,960)
TOTAL WAIVERS AND REIMBURSEMENT		(3,324,796)
Net expenses			2,406,138
Net investment income			148,696
Net realized gain on investments			26,774
Change in net assets resulting from operations			$175,470
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
28

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$148,696	$1,144,595
Net realized gain on investments	26,774	216,491
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	175,470	1,361,086
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(67,554)	(966,932)
Service Shares	(38,767)	(79,419)
Capital Shares	(40,485)	(85,338)
Distributions from net realized gain on investments
Institutional Shares	(90,581)	(41,454)
Service Shares	(50,658)	(17,953)
Capital Shares	(53,336)	(16,484)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(341,381)	(1,207,580)
Share Transactions:
Proceeds from sale of shares	2,909,746,698	6,855,950,761
Net asset value of shares issued to shareholders in payment of distributions declared	245,051	788,418
Cost of shares redeemed	(2,402,419,578)	(8,367,832,517)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	507,572,171	(1,511,093,338)
Change in net assets	507,406,260	(1,510,939,832)
Net Assets:
Beginning of period	2,694,550,893	4,205,490,725
End of period (including distributions in excess of net investment income of $(4,391) and $(6,281), respectively)	$3,201,957,153	$2,694,550,893
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
29

Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 35 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2014, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Reimbursed	Account Administration Fees Waived by Unaffiliated Third Parties
Service Shares	$55,011	$(45,492)	$(9,519)
Capital Shares	35,232	(3,468)	(31,764)
TOTAL	$90,243	$(48,960)	$(41,283)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,387,771,991	$1,387,771,991	4,398,899,667	$4,398,899,667
Shares issued to shareholders in payment of distributions declared	86,548	86,548	618,582	618,582
Shares redeemed	(1,080,957,713)	(1,080,957,713)	(5,438,920,983)	(5,438,920,983)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	306,900,826	$306,900,826	(1,039,402,734)	$(1,039,402,734)

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	912,579,014	$912,579,014	1,525,139,812	$1,525,139,812
Shares issued to shareholders in payment of distributions declared	79,104	79,104	86,198	86,198
Shares redeemed	(779,031,609)	(779,031,609)	(1,615,523,739)	(1,615,523,739)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	133,626,509	$133,626,509	(90,297,729)	$(90,297,729)
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	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	609,395,693	$609,395,693	931,911,282	$931,911,282
Shares issued to shareholders in payment of distributions declared	79,399	79,399	83,638	83,638
Shares redeemed	(542,430,256)	(542,430,256)	(1,313,387,795)	(1,313,387,795)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	67,044,836	$67,044,836	(381,392,875)	$(381,392,875)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	507,572,171	$507,572,171	(1,511,093,338)	$(1,511,093,338)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the Adviser voluntarily waived $1,952,948 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2014, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$911,592	$(911,592)
Capital Shares	370,013	(370,013)
TOTAL	$1,281,605	$(1,281,605)
For the six months ended January 31, 2014, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.46% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $864,105,000 and $608,970,000, respectively.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.81[2]
Service Shares	$1,000	$1,000.10	$0.81[3]
Capital Shares	$1,000	$1,000.10	$0.81[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.40	$0.82[2]
Service Shares	$1,000	$1,024.40	$0.82[3]
Capital Shares	$1,000	$1,024.40	$0.82[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.16%
Service Shares	0.16%
Capital Shares	0.16%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.21% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.06 and $1.07, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.46% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.32 and $2.35, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.31% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.56 and $1.58, respectively.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Municipal Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
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likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
CUSIP 60934N641
CUSIP 60934N633
Q450197 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2014
Share Class	Ticker
Institutional	MOFXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	78.9%
Municipal Notes	19.0%
Commercial Paper	2.0%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At January 31, 2014, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	78.7%
8-30 Days	2.6%
31-90 Days	5.2%
91-180 Days	7.7%
181 Days or more	5.7%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount		Value
	SHORT-TERM MUNICIPALS—99.9%[1,2]
	Alabama—4.9%
$3,215,000	Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.090%, 2/6/2014	$3,215,000
3,470,000	Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.090%, 2/6/2014	3,470,000
7,325,000	Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Mizuho Bank Ltd. LOC), 0.090%, 2/6/2014	7,325,000
8,400,000	Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Mizuho Bank Ltd. LOC), 0.090%, 2/6/2014	8,400,000
8,440,000	Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Mizuho Bank Ltd. LOC), 0.090%, 2/6/2014	8,440,000
1,825,000	Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/6/2014	1,825,000
10,000,000	Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.190%, 2/6/2014	10,000,000
6,290,000	Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.090%, 2/6/2014	6,290,000
25,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.090%, 2/3/2014	25,000,000
15,000,000	Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.080%, 2/6/2014	15,000,000
9,800,000	Columbia, AL IDB PCRB, (Series 1998) Daily VRDNs (Alabama Power Co.), 0.050%, 2/3/2014	9,800,000
16,975,000	Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.080%, 2/6/2014	16,975,000
10,000,000	Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.110%, 2/6/2014	10,000,000
23,200,000	Mobile, AL IDB, PCRBs (Series 2007B), 0.40% TOBs (Alabama Power Co.), Mandatory Tender 4/2/2014	23,200,000
6,000,000	Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/6/2014	6,000,000
650,000	Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 0.230%, 2/6/2014	650,000
	TOTAL	155,590,000
	Alaska—1.0%
20,000,000	Alaska State Housing Finance Corp., (2009 Series D) Weekly VRDNs (Bank of America N.A. LIQ), 0.040%, 2/6/2014	20,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Alaska—continued
$12,205,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 4324), 0.14% TOBs (J.P. Morgan Chase & Co. LIQ) 3/20/2014	$12,205,000
		TOTAL	32,205,000
		Arkansas—0.2%
7,100,000		Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 2/6/2014	7,100,000
		California—7.5%
6,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.050%, 2/3/2014	6,000,000
3,000,000		Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(Union Bank, N.A. LOC), 0.080%, 2/6/2014	3,000,000
2,485,000		Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.070%, 2/6/2014	2,485,000
42,900,000		Big Bear Lake, CA IDRB, (Series 1993A) Weekly VRDNs (Southwest Gas Corp.)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/5/2014	42,900,000
8,585,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Sovereign Bank LOC), 0.750%, 2/6/2014	8,585,000
12,200,000		California Enterprise Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Regional Properties, Inc.)/(FHLB of San Francisco LOC), 0.050%, 2/6/2014	12,200,000
1,550,000		California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(CoBank, ACB LOC), 0.090%, 2/6/2014	1,550,000
6,815,000		California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 2/6/2014	6,815,000
380,000		California PCFA, (Series 2001A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.100%, 2/5/2014	380,000
5,000,000		California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.130%, 2/6/2014	5,000,000
3,500,000		California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.090%, 2/6/2014	3,500,000
2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.150%, 2/6/2014	2,940,000
8,000,000		California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.090%, 2/6/2014	8,000,000
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.070%, 2/6/2014	2,000,000
2,350,000		California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/6/2014	2,350,000
2,000,000		California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/6/2014	2,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$6,645,000		California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.080%, 2/5/2014	$6,645,000
1,840,000		California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.090%, 2/5/2014	1,840,000
2,215,000		California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.100%, 2/5/2014	2,215,000
2,805,000		California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.100%, 2/5/2014	2,805,000
4,135,000		California PCFA, (Series 2012) Weekly VRDNs (Alameda County Industries AR, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.130%, 2/5/2014	4,135,000
2,540,000		California PCFA, (Series 2012) Weekly VRDNs (California Waste Recovery Systems, LLC)/(Union Bank, N.A. LOC), 0.090%, 2/5/2014	2,540,000
5,500,000		California PCFA, (Series 2012) Weekly VRDNs (The Ratto Group of Companies, Inc.)/(Union Bank, N.A. LOC), 0.090%, 2/5/2014	5,500,000
3,030,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.100%, 2/5/2014	3,030,000
30,000,000		California State, (Series 2013-2014 A-2), 2.00% RANs, 6/23/2014	30,206,156
2,500,000		California Statewide CDA IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.410%, 2/6/2014	2,500,000
3,605,000		California Statewide CDA IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.140%, 2/6/2014	3,605,000
17,460,000		California Statewide CDA, (Series 2003C) Weekly VRDNs (Kaiser Permanente), 0.030%, 2/5/2014	17,460,000
25,500,000		California Statewide CDA, (Series 2003D) Weekly VRDNs (Kaiser Permanente), 0.030%, 2/5/2014	25,500,000
4,100,000		California Statewide CDA, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.040%, 2/6/2014	4,100,000
15,000,000	[3,4]	Nuveen California Performance Plus Municipal Fund, Inc., (810 Series 1), Weekly VRDPs, (GTD by Citibank NA, New York), 0.110%, 2/6/2014	15,000,000
2,000,000		Richmond, CA Wastewater System, (Series 2008A) Weekly VRDNs (Union Bank, N.A. LOC), 0.030%, 2/6/2014	2,000,000
		TOTAL	238,786,156
		Colorado—2.7%
1,000,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/(U.S. Bank, N.A. LOC), 0.140%, 2/6/2014	1,000,000
2,300,000		Colorado HFA (Class I Bonds), (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.120%, 2/6/2014	2,300,000
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Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Colorado—continued
$3,360,000		Colorado HFA (Class I Bonds), (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.090%, 2/6/2014	$3,360,000
23,600,000		Denver, CO City & County Airport Authority, (Series 2002C) Weekly VRDNs (Lloyds Bank PLC, London LOC), 0.070%, 2/5/2014	23,600,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, RBC Muni Trust (Series E-25) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.070%, 2/6/2014	15,000,000
14,900,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-467) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.070%, 2/6/2014	14,900,000
27,370,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.30% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/27/2014	27,370,000
		TOTAL	87,530,000
		Connecticut—1.9%
8,200,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.060%, 2/5/2014	8,200,000
1,600,000		Connecticut Development Authority, (Series 1999), 0.30% CP (New England Power Co.), Mandatory Tender 2/12/2014	1,600,000
2,500,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources, Inc.)/(HSBC Bank USA, N.A. LOC), 0.040%, 2/6/2014	2,500,000
2,000,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.040%, 2/5/2014	2,000,000
800,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.080%, 2/5/2014	800,000
20,000,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.060%, 2/6/2014	20,000,000
15,000,000		Hartford County, CT Metropolitan District, 2.00% BANs, 3/25/2014	15,038,497
7,000,000		Hartford, CT, 2.00% BANs, 4/10/2014	7,022,362
4,000,000		Salem, CT, 1.00% BANs, 7/8/2014	4,008,557
		TOTAL	61,169,416
		District of Columbia—0.8%
23,400,000		District of Columbia Revenue, (Series 2003) Weekly VRDNs (American University)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/6/2014	23,400,000
3,715,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.070%, 2/6/2014	3,715,000
		TOTAL	27,115,000
Semi-Annual Shareholder Report
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Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—3.3%
$1,065,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.160%, 2/6/2014	$1,065,000
3,150,000		Florida Housing Finance Corp., (2003 Series E-1) Weekly VRDNs (St. Andrews Pointe Apartments)/(FNMA LOC), 0.060%, 2/6/2014	3,150,000
3,380,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.160%, 2/6/2014	3,380,000
3,905,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.110%, 2/5/2014	3,905,000
10,295,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645), 0.30% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 2/13/2014	10,295,000
22,294,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.170%, 2/6/2014	22,294,000
7,000,000		North Broward Florida Hospital District, (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.040%, 2/6/2014	7,000,000
8,000,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.060%, 2/3/2014	8,000,000
36,635,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.060%, 2/3/2014	36,635,000
9,040,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/7/2014	9,040,000
		TOTAL	104,764,000
		Georgia—8.1%
9,750,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.090%, 2/6/2014	9,750,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.210%, 2/6/2014	5,400,000
32,600,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.050%, 2/3/2014	32,600,000
23,500,000		Burke County, GA Development Authority, (Third Series 2012) Daily VRDNs (Georgia Power Co.), 0.050%, 2/3/2014	23,500,000
7,600,000		Burke County, GA Development Authority, PCR (Series 1992) Daily VRDNs (Georgia Power Co.), 0.050%, 2/3/2014	7,600,000
8,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Mizuho Bank Ltd. LOC), 0.090%, 2/6/2014	8,000,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Mizuho Bank Ltd. LOC), 0.090%, 2/6/2014	16,000,000
Semi-Annual Shareholder Report
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Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$18,000,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wells Fargo Bank, N.A. LOC), 0.100%, 2/6/2014	$18,000,000
17,725,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11), 0.230% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 3/12/2014	17,725,000
8,100,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.120%, 2/6/2014	8,100,000
2,100,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/6/2014	2,100,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.060%, 2/3/2014	3,800,000
13,000,000		Heard County, GA Development Authority, (First Series 2007) Daily VRDNs (Georgia Power Co.), 0.050%, 2/3/2014	13,000,000
10,600,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.090%, 2/6/2014	10,600,000
12,000,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.050%, 2/3/2014	12,000,000
29,040,000		Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.050%, 2/3/2014	29,040,000
14,415,000		Putnam County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.050%, 2/3/2014	14,415,000
10,750,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.170%, 2/5/2014	10,750,000
6,400,000		Savannah, GA EDA, (Series B) Weekly VRDNs (Home Depot, Inc.)/(SunTrust Bank LOC), 0.240%, 2/5/2014	6,400,000
12,000,000		Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/6/2014	12,000,000
		TOTAL	260,780,000
		Idaho—0.4%
1,370,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(CoBank, ACB LOC), 0.090%, 2/6/2014	1,370,000
11,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 2/5/2014	11,000,000
		TOTAL	12,370,000
		Illinois—1.5%
735,000		Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(BMO Harris Bank, N.A. LOC), 0.300%, 2/6/2014	735,000
3,655,000		Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living L.P.)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/6/2014	3,655,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Illinois—continued
$1,120,000	Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.140%, 2/6/2014	$1,120,000
2,950,000	Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.040%, 2/6/2014	2,950,000
4,900,000	Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.090%, 2/5/2014	4,900,000
8,625,000	Chicago, IL, (Series D-1), 0.12% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 4/3/2014	8,625,000
1,275,000	Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.240%, 2/6/2014	1,275,000
1,730,000	Illinois Development Finance Authority IDB Weekly VRDNs (R.A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/5/2014	1,730,000
3,000,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.260%, 2/6/2014	3,000,000
4,005,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.140%, 2/6/2014	4,005,000
11,000,000	Illinois State, (Series of June 2013), 4.00% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2014	11,158,928
3,280,000	Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 2/6/2014	3,280,000
410,000	Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 2/6/2014	410,000
	TOTAL	46,843,928
	Indiana—2.6%
10,000,000	Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2014	10,141,692
7,250,000	Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.090%, 2/6/2014	7,250,000
10,000,000	Gibson County, IN, (Series 1998) Weekly VRDNs (Toyota Motor Manufacturing, Indiana, Inc.)/(Toyota Motor Credit Corp. and Toyota Motor Credit Corp. GTDs), 0.050%, 2/5/2014	10,000,000
5,000,000	Gibson County, IN, PCRBs (Series 1997) Weekly VRDNs (Toyota Motor Manufacturing, Indiana, Inc.)/(Toyota Motor Credit Corp. and Toyota Motor Credit Corp. GTDs), 0.050%, 2/5/2014	5,000,000
145,000	Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/6/2014	145,000
Semi-Annual Shareholder Report
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Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Indiana—continued
$1,800,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/6/2014	$1,800,000
1,760,000		Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.100%, 2/6/2014	1,760,000
7,400,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens, N.A. LOC), 0.280%, 2/6/2014	7,400,000
5,000,000		Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(AgriBank FCB and AgriBank FCB LOCs), 0.110%, 2/6/2014	5,000,000
6,000,000		Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.070%, 2/6/2014	6,000,000
5,150,000		Portage, IN, (Series 1999) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.250%, 2/6/2014	5,150,000
10,000,000		Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.250%, 2/6/2014	10,000,000
1,000,000		Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.250%, 2/6/2014	1,000,000
10,000,000		Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.250%, 2/6/2014	10,000,000
3,680,000		Spencer County, IN PCA, (Series 2000) Weekly VRDNs (American Iron Oxide Co.)/(Mizuho Bank Ltd. LOC), 0.250%, 2/6/2014	3,680,000
300,000		Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/6/2014	300,000
		TOTAL	84,626,692
		Iowa—0.7%
4,770,000		Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.280%, 2/6/2014	4,770,000
7,700,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 2/6/2014	7,700,000
5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 2/6/2014	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 2/6/2014	6,000,000
		TOTAL	23,770,000
		Kansas—0.2%
1,481,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.160%, 2/6/2014	1,481,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Kansas—continued
$3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 2/6/2014	$3,430,000
		TOTAL	4,911,000
		Kentucky—1.2%
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.070%, 2/6/2014	5,500,000
15,500,000		Louisville & Jefferson County, KY Metropolitan Sewer District, (Series 2013), 2.00% BANs, 11/26/2014	15,704,175
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.090%, 2/6/2014	5,740,000
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Bank of Nova Scotia, Toronto LOC), 0.080%, 2/6/2014	10,000,000
		TOTAL	36,944,175
		Louisiana—2.6%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 2/5/2014	4,900,000
2,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.160%, 2/6/2014	2,000,000
3,550,000		East Baton Rouge Parish, LA IDB, (Series 2004) Weekly VRDNs (Georgia-Pacific Corp.)/(U.S. Bank, N.A. LOC), 0.050%, 2/5/2014	3,550,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(PNC Bank, N.A. LOC), 0.090%, 2/6/2014	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.090%, 2/6/2014	4,630,000
49,200,000		Louisiana Public Facilities Authority, (Series 2010) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.040%, 2/5/2014	49,200,000
7,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.320%, 2/5/2014	7,000,000
6,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.320%, 2/5/2014	6,000,000
		TOTAL	82,280,000
		Maine—1.3%
25,415,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.080%, 2/6/2014	25,415,000
15,550,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.080%, 2/6/2014	15,550,000
		TOTAL	40,965,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Maryland—1.2%
$29,900,000		Baltimore County, MD Metropolitan District, (Series 2013), 1.50% BANs (Baltimore County, MD), 2/24/2014	$29,923,958
220,000		Baltimore County, MD, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/5/2014	220,000
4,240,000	[3,4]	Maryland Community Development Administration—Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 2/6/2014	4,240,000
345,000		Maryland State Economic Development Corp., (Series 1999A) Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.240%, 2/7/2014	345,000
1,415,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/7/2014	1,415,000
959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 1.150%, 2/3/2014	959,000
1,800,000		Washington County, MD EDRB, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/6/2014	1,800,000
		TOTAL	38,902,958
		Massachusetts—1.6%
15,000,000		Assabet Valley, MA Regional Vocational School District, 1.00% BANs, 7/8/2014	15,035,293
4,800,000		Massachusetts Development Finance Agency, (Series 2013) Weekly VRDNs (CIL Realty of Massachusetts)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.040%, 2/6/2014	4,800,000
8,000,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.040%, 2/6/2014	8,000,000
7,000,000		Massachusetts IFA, (Series 1992B), 0.30% CP (New England Power Co.), Mandatory Tender 2/27/2014	7,000,000
10,000,000		Methuen, MA, 1.00% BANs, 8/8/2014	10,028,200
2,717,000		Nahant, MA, 1.00% BANs, 7/18/2014	2,724,422
3,938,554		Pittsfield, MA, (Series B), 1.00% BANs, 6/27/2014	3,949,375
		TOTAL	51,537,290
		Michigan—2.5%
7,660,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/7/2014	7,660,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.160%, 2/6/2014	5,500,000
4,200,000		Michigan Finance Authority, Healthcare Equipment Program (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.170%, 2/5/2014	4,200,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$1,490,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/7/2014	$1,490,000
4,800,000		Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.170%, 2/5/2014	4,800,000
7,430,000		Michigan State Housing Development Authority, (2005 Series A) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.050%, 2/5/2014	7,430,000
3,960,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.140%, 2/6/2014	3,960,000
2,035,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.160%, 2/6/2014	2,035,000
1,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 2/7/2014	1,000,000
2,795,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/7/2014	2,795,000
6,945,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 2/6/2014	6,945,000
30,885,000	[3,4]	Wayne County, MI Airport Authority, SPEARs (Series DBE-652) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 2/6/2014	30,885,000
		TOTAL	78,700,000
		Minnesota—1.0%
440,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/6/2014	440,000
1,200,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/6/2014	1,200,000
1,700,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.070%, 2/6/2014	1,700,000
1,200,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.160%, 2/6/2014	1,200,000
8,870,000		Minnesota State HFA, (2004 Series G) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.050%, 2/6/2014	8,870,000
6,000,000		Minnesota State HFA, (2008 Series C) Weekly VRDNs (FHLB of Des Moines LIQ), 0.050%, 2/6/2014	6,000,000
4,965,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.060%, 2/6/2014	4,965,000
5,535,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(FHLB of Des Moines LOC), 0.100%, 2/7/2014	5,535,000
415,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/6/2014	415,000
		TOTAL	30,325,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Mississippi—1.3%
$1,810,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.160%, 2/6/2014	$1,810,000
9,570,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/6/2014	9,570,000
6,600,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.090%, 2/6/2014	6,600,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/6/2014	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/6/2014	9,670,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Mizuho Bank Ltd. LOC), 0.090%, 2/6/2014	6,075,000
		TOTAL	43,055,000
		Missouri—0.0%
100,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.310%, 2/6/2014	100,000
		Multi-State—14.2%
25,000,000	[3,4]	BlackRock MuniHoldings Investment Quality Fund, (2746 Series W-7), Weekly VRDPs, (GTD by Bank of America N.A.), 0.240%, 2/6/2014	25,000,000
3,100,500	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.190%, 2/6/2014	3,100,500
20,895,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.190%, 2/6/2014	20,895,000
915,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68)Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.190%, 2/6/2014	915,000
7,050,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.190%, 2/6/2014	7,050,000
7,426,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.190%, 2/6/2014	7,426,000
54,465,000	[3,4]	FHLMC, Eagles (Series 2008-0055F) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.090%, 2/6/2014	54,465,000
10,020,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.080%, 2/6/2014	10,020,000
17,550,000		FHLMC, Floater Certificates (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.090%, 2/6/2014	17,550,000
Semi-Annual Shareholder Report
13

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi-State—continued
$23,794,000		FHLMC, Floater Certificates (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.080%, 2/6/2014	$23,794,000
85,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.130%, 2/6/2014	85,300,000
24,000,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (GTD by Citibank NA, New York), 0.120%, 2/6/2014	24,000,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.140%, 2/6/2014	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1), Weekly VRDPs, (GTD by Citibank NA, New York), 0.130%, 2/6/2014	30,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.160%, 2/6/2014	25,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1), Weekly VRDPs, (GTD by Barclays Bank PLC), 0.140%, 2/6/2014	30,000,000
		TOTAL	455,815,500
		Nebraska—0.2%
3,500,000		Central Plains Energy Project, (Project #2) (Series 2009) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.040%, 2/6/2014	3,500,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 2/6/2014	2,000,000
		TOTAL	5,500,000
		Nevada—0.1%
4,000,000		Clark County, NV Airport System, (Series C-2), 2.00% BANs, 7/1/2014	4,027,041
		New Hampshire—0.3%
3,500,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens, N.A. LOC), 0.330%, 2/3/2014	3,500,000
6,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.35% CP (New England Power Co.), Mandatory Tender 2/20/2014	6,000,000
		TOTAL	9,500,000
		New Jersey—5.8%
6,848,880		Evesham Township, NJ, 1.00% BANs, 10/17/2014	6,863,297
7,000,000		Gloucester Township, NJ, (Series 2013A), 1.00% BANs, 6/2/2014	7,012,007
5,986,371		Harrison Township, NJ, 1.25% BANs, 11/17/2014	6,016,029
5,000,000		Middletown Township, NJ, 1.25% BANs, 9/16/2014	5,017,898
9,259,841		Montclair Township, NJ, 1.00% BANs, 11/7/2014	9,291,487
4,969,300		Morris Plains, NJ, 1.00% BANs, 7/18/2014	4,978,326
Semi-Annual Shareholder Report
14

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	New Jersey—continued
$5,915,000	New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.290%, 2/5/2014	$5,915,000
115,000,000	New Jersey State, 2.00% TRANs, 6/26/2014	115,754,849
14,000,000	Ocean City, NJ, 1.00% BANs, 6/20/2014	14,030,206
6,000,000	Ramsey, NJ, 1.00% BANs, 1/16/2015	6,017,086
5,326,000	Saddle River, NJ, 1.00% BANs, 3/28/2014	5,330,791
	TOTAL	186,226,976
	New Mexico—0.2%
100,000	Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/6/2014	100,000
3,400,000	Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/6/2014	3,400,000
3,200,000	Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.140%, 2/6/2014	3,200,000
850,000	Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.310%, 2/5/2014	850,000
	TOTAL	7,550,000
	New York—8.1%
14,000,000	Auburn, NY, 1.00% BANs, 5/30/2014	14,027,095
14,000,000	Corning, NY City School District, 1.50% BANs, 2/14/2014	14,006,015
3,900,000	East Quogue, NY Union Free School District, 1.00% TANs, 6/27/2014	3,909,008
5,590,000	Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.070%, 2/6/2014	5,590,000
5,000,000	Metropolitan Transportation Authority, NY VRNs, 0.313%, 2/3/2014	5,000,000
4,455,000	New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.190%, 2/6/2014	4,455,000
4,690,000	New York City Housing Development Corp., (2006 Series A) Weekly VRDNs (1405 Fifth Avenue Apartments)/(Citibank NA, New York LOC), 0.060%, 2/5/2014	4,690,000
5,560,000	New York City Housing Development Corp., (2006 Series A: Granville Payne Apartments) Weekly VRDNs (Sutter Avenue Associates LLC)/(Citibank NA, New York LOC), 0.060%, 2/5/2014	5,560,000
5,500,000	New York City Housing Development Corp., (2007 Series A: 550 East 170th Street Apartments) Weekly VRDNs (East 170th Street Associates LP)/(Citibank NA, New York LOC), 0.060%, 2/5/2014	5,500,000
6,940,000	New York City Housing Development Corp., Capital Fund Grant Program (Series B1), 2.00% Bonds, 7/1/2014	6,989,961
8,700,000	New York City, NY IDA, (Series 1997) Weekly VRDNs (Danzas AEI, Inc.)/(Citibank NA, New York LOC), 0.050%, 2/5/2014	8,700,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$25,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.070%, 2/3/2014	$25,000,000
34,380,000		New York City, NY, (Fiscal 2004 Series H-7) Daily VRDNs (KBC Bank N.V. LOC), 0.090%, 2/3/2014	34,380,000
1,700,000		New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.080%, 2/6/2014	1,700,000
8,500,000		New York State Environmental Facilities Corp. Sewer & Solid Waste Disposal, (Series 2002B) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/6/2014	8,500,000
13,070,000		New York State HFA, (2007 Series A) Weekly VRDNs (Remeeder Houses Apartments)/(Citibank NA, New York LOC), 0.060%, 2/5/2014	13,070,000
15,000,000		New York State Mortgage Agency, (Series 122) Weekly VRDNs (Bank of America N.A. LIQ), 0.040%, 2/5/2014	15,000,000
11,800,000		New York State Mortgage Agency, (Series 132) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 2/3/2014	11,800,000
5,000,000		New York State Mortgage Agency, (Series 139) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 2/3/2014	5,000,000
29,320,000		New York State Mortgage Agency, (Series 144) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 2/3/2014	29,320,000
4,940,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11702) Weekly VRDNs (Citibank NA, New York LIQ), 0.120%, 2/6/2014	4,940,000
12,950,000	[3,4]	New York State Urban Development Corp., PUTTERs (Series 4429) Daily VRDNs (J.P. Morgan Chase & Co. LIQ), 0.080%, 2/3/2014	12,950,000
2,905,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens, N.A. LOC), 0.190%, 2/5/2014	2,905,000
6,815,000		Utica, NY Industrial Development Agency Civic Facility, (Series 2006) Weekly VRDNs (Munson-Williams-Proctor Arts Institute)/(RBS Citizens, N.A. LOC), 0.340%, 2/6/2014	6,815,000
10,000,000		West Islip, NY Unified Free School District, 1.00% TANs, 6/30/2014	10,022,809
		TOTAL	259,829,888
		North Carolina—0.8%
6,710,000		North Carolina HFA, (Series 16-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.060%, 2/5/2014	6,710,000
10,415,000		North Carolina HFA, (Series 18-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.060%, 2/5/2014	10,415,000
2,875,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.110%, 2/5/2014	2,875,000
2,910,000	[3,4]	North Carolina HFA, PUTTERs (Series 3722Z) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 2/6/2014	2,910,000
1,500,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.040%, 2/6/2014	1,500,000
		TOTAL	24,410,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Dakota—0.9%
$30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 2/5/2014	$30,000,000
220,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.130%, 2/6/2014	220,000
		TOTAL	30,220,000
		Oklahoma—0.3%
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 2/6/2014	8,000,000
2,468,034	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.160%, 2/6/2014	2,468,034
		TOTAL	10,468,034
		Oregon—1.9%
17,300,000	[3,4]	Oregon State EDRB, (1998 Refunding Bonds) (Series 187) Weekly VRDNs (Georgia-Pacific Corp.)/(U.S. Bank, N.A. LOC), 0.050%, 2/6/2014	17,300,000
10,000,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 2/6/2014	10,000,000
6,650,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 2/6/2014	6,650,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 2/6/2014	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.090%, 2/6/2014	10,000,000
6,870,000		Port of Portland, OR Airport, (Subseries 18A) Weekly VRDNs (Portland International Airport)/(U.S. Bank, N.A. LOC), 0.050%, 2/5/2014	6,870,000
		TOTAL	60,820,000
		Pennsylvania—0.0%
110,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, L.P.)/(FHLB of Pittsburgh LOC), 0.060%, 2/6/2014	110,000
		South Carolina—0.9%
8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.340%, 2/5/2014	8,000,000
6,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.310%, 2/5/2014	6,000,000
3,000,000		South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/6/2014	3,000,000
Semi-Annual Shareholder Report
17

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		South Carolina—continued
$6,225,000		South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/6/2014	$6,225,000
6,935,000		South Carolina Jobs-EDA, IDBs (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.090%, 2/6/2014	6,935,000
		TOTAL	30,160,000
		South Dakota—0.4%
8,410,000		South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/6/2014	8,410,000
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.070%, 2/6/2014	3,000,000
		TOTAL	11,410,000
		Tennessee—2.3%
5,000,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.040%, 2/5/2014	5,000,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/6/2014	3,500,000
7,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/6/2014	7,500,000
15,000,000		Memphis, TN, (Series 2012), 3.00% BANs, 4/1/2014	15,067,801
5,200,000		Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 0.340%, 2/5/2014	5,200,000
33,890,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.110%, 2/5/2014	33,890,000
1,955,000	[3,4]	Tennessee Housing Development Agency, Clipper Tax-Exempt Certificates Trust (Series 2009-02) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.160%, 2/6/2014	1,955,000
		TOTAL	72,112,801
		Texas—9.0%
40,000,000		Brazos River Authority, TX, (Series 2001 D-2) Daily VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 0.070%, 2/3/2014	40,000,000
14,500,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.060%, 2/6/2014	14,500,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 2/6/2014	2,100,000
Semi-Annual Shareholder Report
18

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 2/6/2014	$2,950,000
3,000,000		Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.070%, 2/6/2014	3,000,000
12,170,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(Bank of America N.A. LOC), 0.040%, 2/6/2014	12,170,000
14,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004) Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.)/(Air Products & Chemicals, Inc. LIQ), 0.040%, 2/5/2014	14,500,000
17,750,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.)/(Air Products & Chemicals, Inc. LIQ), 0.050%, 2/5/2014	17,750,000
9,385,000		Harris County, TX Education Facilities Finance Corp., (Series 2008B-2) Daily VRDNs (Texas Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/3/2014	9,385,000
14,370,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/6/2014	14,370,000
4,000,000		Jewett, TX Economic Development Corp., (Series 2003) Weekly VRDNs (Nucor Corp.), 0.340%, 2/5/2014	4,000,000
10,000,000		Port Arthur Navigation District, TX IDC, (Series 2006) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.040%, 2/3/2014	10,000,000
100,000,000		Texas State, (Series 2013), 2.00% TRANs, 8/28/2014	101,023,835
7,150,000	[3,4]	Texas State, MERLOTS (Series 2008-C47), 0.23% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 3/12/2014	7,150,000
35,380,000		University of Texas System (The Board of Regents of), (Series 2008B-2) Weekly VRDNs, 0.030%, 2/6/2014	35,380,000
		TOTAL	288,278,835
		Utah—0.0%
1,105,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.200%, 2/6/2014	1,105,000
		Vermont—0.3%
1,190,000		Vermont Educational and Health Buildings Financing Agency, (Series 2008A) Weekly VRDNs (Fletcher Allen Health Care Inc.)/ (TD Bank, N.A. LOC), 0.040%, 2/5/2014	1,190,000
6,850,000		Vermont HFA, (2013 Series A) Weekly VRDNs (TD Bank, N.A. LIQ), 0.080%, 2/6/2014	6,850,000
		TOTAL	8,040,000
Semi-Annual Shareholder Report
19

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Virginia—0.4%
$9,600,000	Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(U.S. Bank, N.A. LOC), 0.050%, 2/5/2014	$9,600,000
1,600,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 0.60% CP (Virginia Electric & Power Co.), Mandatory Tender 3/7/2014	1,600,000
1,540,000	Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/6/2014	1,540,000
	TOTAL	12,740,000
	Washington—2.6%
2,400,000	Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/6/2014	2,400,000
1,120,000	Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.110%, 2/6/2014	1,120,000
24,500,000	Port of Tacoma, WA, (Series B: Subordinate Lien), 0.11% CP (Bank of America N.A. LOC), Mandatory Tender 3/10/2014	24,500,000
2,630,000	Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.320%, 2/6/2014	2,630,000
13,650,000	Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.050%, 2/5/2014	13,650,000
7,375,000	Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.130%, 2/6/2014	7,375,000
1,000,000	Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.130%, 2/6/2014	1,000,000
10,000,000	Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 0.240%, 2/6/2014	10,000,000
4,070,000	Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.190%, 2/6/2014	4,070,000
2,670,000	Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.050%, 2/6/2014	2,670,000
8,000,000	Washington State Health Care Facilities Authority, (Catholic Health Initiatives), (Series 2013B), 0.190%, 2/6/2014	8,000,000
4,560,000	Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.090%, 2/6/2014	4,560,000
	TOTAL	81,975,000
	Wisconsin—2.0%
4,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.290%, 2/6/2014	4,000,000
2,790,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/6/2014	2,790,000
4,170,000	Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(BMO Harris Bank, N.A. LOC), 0.140%, 2/6/2014	4,170,000
Semi-Annual Shareholder Report
20

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wisconsin—continued
$1,460,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.240%, 2/6/2014	$1,460,000
14,977,500	Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.14% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 2/18/2014	14,977,500
7,930,000	Wisconsin Housing & EDA, (2004 Series D) Weekly VRDNs (FHLB of Chicago LIQ), 0.060%, 2/5/2014	7,930,000
28,515,000	Wisconsin Housing & EDA, (2008 Series A) Weekly VRDNs (BMO Harris Bank, N.A. LIQ), 0.050%, 2/5/2014	28,515,000
	TOTAL	63,842,500
	Wyoming—0.7%
22,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 2/5/2014	22,700,000
	TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	3,197,212,190
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	4,744,963
	TOTAL NET ASSETS—100%	$3,201,957,153
Securities that are subject to the federal alternative minimum tax (AMT) represent 61.7% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.1%	2.9%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $644,269,534, which represented 20.1% of total net assets.
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21

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $644,269,534, which represented 20.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report
22

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB(s)	—Industrial Development Bond(s)
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC(s)	—Letter of Credit(s)
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MMMs	—Money Market Municipals
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.001	0.002	0.003	0.015
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.001	0.002	0.003	0.015
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.001)	(0.002)	(0.003)	(0.015)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.001)	(0.002)	(0.003)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.05%	0.15%	0.20%	0.27%	1.52%
Ratios to Average Net Assets:
Net expenses	0.16%[3]	0.21%	0.21%[4]	0.21%[4]	0.22%	0.22%[4]
Net investment income	0.01%[3]	0.06%	0.14%	0.20%	0.26%	1.41%
Expense waiver/reimbursement[5]	0.13%[3]	0.09%	0.08%	0.08%	0.08%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,535,827	$1,229,003	$2,268,337	$2,802,916	$3,472,460	$2,950,672
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21%, 0.21% and 0.22% for the years ended July 31, 2012, 2011 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$3,197,212,190
Cash		1,163,906
Income receivable		3,712,929
Receivable for shares sold		224,929
TOTAL ASSETS		3,202,313,954
Liabilities:
Payable for shares redeemed	$263,146
Income distribution payable	8,804
Payable to adviser (Note 4)	13,056
Payable for Directors'/Trustees' fees (Note 4)	2,745
Payable for portfolio accounting fees	30,960
Payable for shareholder services fee (Note 4)	4,683
Payable for share registration costs	24,956
Accrued expenses (Note 4)	8,451
TOTAL LIABILITIES		356,801
Net assets for 3,201,962,194 shares outstanding		$3,201,957,153
Net Assets Consist of:
Paid-in capital		$3,201,941,883
Accumulated net realized gain on investments		19,661
Distributions in excess of net investment income		(4,391)
TOTAL NET ASSETS		$3,201,957,153
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,535,826,835 ÷ 1,535,821,791 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$872,143,239 ÷ 872,154,013 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$793,987,079 ÷ 793,986,390 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
25

Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Interest			$2,554,834
Expenses:
Investment adviser fee (Note 4)		$2,932,063
Administrative fee (Note 4)		1,144,971
Custodian fees		48,000
Transfer agent fee		15,417
Directors'/Trustees' fees (Note 4)		7,865
Auditing fees		10,585
Legal fees		8,070
Portfolio accounting fees		93,381
Shareholder services fee (Note 4)		1,281,605
Account administration fee (Note 2)		90,243
Share registration costs		59,975
Printing and postage		22,603
Insurance premiums (Note 4)		5,378
Miscellaneous (Note 4)		10,778
TOTAL EXPENSES		5,730,934
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(1,952,948)
Waiver of shareholder services fee (Note 4)	(1,281,605)
Waiver of account administration fee (Note 2)	(41,283)
Reimbursement of account administration fee (Note 2)	(48,960)
TOTAL WAIVERS AND REIMBURSEMENT		(3,324,796)
Net expenses			2,406,138
Net investment income			148,696
Net realized gain on investments			26,774
Change in net assets resulting from operations			$175,470
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
26

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$148,696	$1,144,595
Net realized gain on investments	26,774	216,491
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	175,470	1,361,086
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(67,554)	(966,932)
Service Shares	(38,767)	(79,419)
Capital Shares	(40,485)	(85,338)
Distributions from net realized gain on investments
Institutional Shares	(90,581)	(41,454)
Service Shares	(50,658)	(17,953)
Capital Shares	(53,336)	(16,484)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(341,381)	(1,207,580)
Share Transactions:
Proceeds from sale of shares	2,909,746,698	6,855,950,761
Net asset value of shares issued to shareholders in payment of distributions declared	245,051	788,418
Cost of shares redeemed	(2,402,419,578)	(8,367,832,517)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	507,572,171	(1,511,093,338)
Change in net assets	507,406,260	(1,510,939,832)
Net Assets:
Beginning of period	2,694,550,893	4,205,490,725
End of period (including distributions in excess of net investment income of $(4,391) and $(6,281), respectively)	$3,201,957,153	$2,694,550,893
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
27

Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 35 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Service Shares and Capital Shares are presented separately. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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28

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2014, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Reimbursed	Account Administration Fees Waived by Unaffiliated Third Parties
Service Shares	$55,011	$(45,492)	$(9,519)
Capital Shares	35,232	(3,468)	(31,764)
TOTAL	$90,243	$(48,960)	$(41,283)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,387,771,991	$1,387,771,991	4,398,899,667	$4,398,899,667
Shares issued to shareholders in payment of distributions declared	86,548	86,548	618,582	618,582
Shares redeemed	(1,080,957,713)	(1,080,957,713)	(5,438,920,983)	(5,438,920,983)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	306,900,826	$306,900,826	(1,039,402,734)	$(1,039,402,734)

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	912,579,014	$912,579,014	1,525,139,812	$1,525,139,812
Shares issued to shareholders in payment of distributions declared	79,104	79,104	86,198	86,198
Shares redeemed	(779,031,609)	(779,031,609)	(1,615,523,739)	(1,615,523,739)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	133,626,509	$133,626,509	(90,297,729)	$(90,297,729)
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	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	609,395,693	$609,395,693	931,911,282	$931,911,282
Shares issued to shareholders in payment of distributions declared	79,399	79,399	83,638	83,638
Shares redeemed	(542,430,256)	(542,430,256)	(1,313,387,795)	(1,313,387,795)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	67,044,836	$67,044,836	(381,392,875)	$(381,392,875)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	507,572,171	$507,572,171	(1,511,093,338)	$(1,511,093,338)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the Adviser voluntarily waived $1,952,948 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2014, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$911,592	$(911,592)
Capital Shares	370,013	(370,013)
TOTAL	$1,281,605	$(1,281,605)
For the six months ended January 31, 2014, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.46% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $864,105,000 and $608,970,000, respectively.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1]
Actual	$1,000	$1,000.10	$0.81
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.40	$0.82
1	Expenses are equal to the Fund's annualized net expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.21% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.06 and $1.07, respectively
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Evaluation and Approval of Advisory Contract–May 2013
Federated Municipal Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
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likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
34427 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2014
Share Class	Ticker
Institutional	PCOXX
Service	PRCXX
Capital	PCCXX

Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	46.3%
Bank Instruments	32.6%
Repurchase Agreements	13.5%
Variable Rate Instruments	7.7%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
At January 31, 2014, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	40.5%[4]
8-30 Days	14.0%
31-90 Days	38.1%
91-180 Days	6.1%
181 Days or more	1.4%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, collateralized loan agreements, commercial paper, corporate bonds and bank note, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 15.9 % of the Fund's portfolio.
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Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.4%
		Finance - Automotive—0.5%
$9,984,369		Hyundai Auto Receivables Trust 2013-B, Class A1, 0.250%, 7/15/2014	$9,984,369
85,000,000		Santander Drive Auto Receivables Trust 2014-1, Class A1, 0.270%, 1/15/2015	85,000,000
		TOTAL	94,984,369
		Finance - Equipment—0.3%
38,522,791	[1,2]	CIT Equipment Collateral 2013-VT1, Class A1, 0.300%, 11/20/2014	38,522,791
5,184,761		CNH Equipment Trust 2013-C, Class A1, 0.250%, 9/15/2014	5,184,761
		TOTAL	43,707,552
		Finance - Retail—0.6%
112,500,000	[1,2,3]	Holmes Master Issuer PLC 2013-1, Class A1, 0.254%, 2/15/2014	112,500,000
		TOTAL ASSET-BACKED SECURITIES	251,191,921
		BANK NOTE—0.6%
		Finance - Banking—0.6%
100,000,000		Bank of America N.A., 0.210%, 2/24/2014	100,000,000
		CERTIFICATES OF DEPOSIT—32.6%
		Finance - Banking—32.6%
375,000,000		BNP Paribas SA, 0.230%, 3/14/2014	375,000,000
100,000,000	[3]	Bank of Montreal, 0.229%, 2/28/2014	100,000,000
250,000,000	[3]	Bank of Montreal, 0.238%, 2/6/2014	250,000,000
210,000,000	[3]	Bank of Montreal, 0.263%, 3/14/2014	210,000,000
90,000,000		Bank of Nova Scotia, Toronto, 0.230%, 6/3/2014	90,009,096
200,000,000		Bank of Nova Scotia, Toronto, 0.250%, 8/7/2014	200,000,000
600,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.090% - 0.160%, 2/7/2014 - 2/10/2014	600,000,000
100,000,000		Barclays Bank PLC, 0.210%, 3/24/2014	100,000,000
100,000,000	[3]	Canadian Imperial Bank of Commerce, 0.278%, 2/24/2014	100,000,000
75,000,000	[3]	Canadian Imperial Bank of Commerce, 0.298%, 2/24/2014	75,000,000
415,000,000		Credit Agricole Corporate and Investment Bank, 0.220%, 2/10/2014 - 4/22/2014	415,000,000
50,000,000	[3]	Deutsche Bank AG, 0.250%, 2/3/2014	50,000,000
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.357%, 2/21/2014	150,000,000
15,000,000		JPMorgan Chase Bank, N.A., 0.380%, 5/15/2014	15,000,000
200,000,000	[3]	PNC Bank, N.A., 0.490%, 3/20/2014	200,000,000
105,000,000		Rabobank Nederland NV, Utrecht, 0.275%, 3/6/2014	104,973,568
183,000,000	[3]	Royal Bank of Canada, Montreal, 0.290%, 2/3/2014	183,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		CERTIFICATES OF DEPOSIT—continued
		Finance - Banking—continued
$50,000,000	[3]	Royal Bank of Canada, Montreal, 0.300%, 2/3/2014	$50,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.300%, 2/3/2014	50,000,000
55,000,000	[3]	Royal Bank of Canada, Montreal, 0.300%, 2/3/2014	55,000,000
325,000,000	[3]	Royal Bank of Canada, Montreal, 0.333%, 4/4/2014	325,000,000
518,500,000		Societe Generale, Paris, 0.210% - 0.230%, 3/7/2014 - 3/10/2014	518,500,000
250,000,000		Standard Chartered Bank PLC, 0.215%, 3/6/2014	249,950,764
800,000,000		Sumitomo Mitsui Banking Corp., 0.160% - 0.170%, 2/13/2014 - 2/24/2014	800,000,000
425,000,000		Toronto Dominion Bank, 0.240% - 0.320%, 3/4/2014 - 7/10/2014	425,000,000
50,000,000	[3]	Wells Fargo Bank, N.A., 0.244%, 3/17/2014	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	5,741,433,428
		COLLATERALIZED LOAN AGREEMENTS—11.9%
		Finance - Banking—11.9%
237,000,000		BNP Paribas Securities Corp., 0.152% - 0.426%, 2/3/2014 - 4/15/2014	237,000,000
319,000,000		Barclays Capital, Inc., 0.203% - 0.679%, 2/18/2014 - 1/21/2015	319,000,000
475,000,000		Credit Suisse Securities (USA) LLC, 0.548% - 0.578%, 2/27/2014 - 3/20/2014	475,000,000
100,000,000		Deutsche Bank Securities, Inc., 0.253%, 3/7/2014 - 3/10/2014	100,000,000
185,000,000		JPMorgan Securities LLC, 0.324% - 0.345%, 3/17/2014 - 4/2/2014	185,000,000
283,100,000		Mitsubishi UFJ Securities (USA), Inc., 0.223% - 0.253%, 2/5/2014 - 2/27/2014	283,100,000
121,000,000		RBC Capital Markets, LLC, 0.243%, 2/13/2014	121,000,000
370,000,000		Wells Fargo Securities, LLC, 0.355% - 0.375%, 2/10/2014 - 4/21/2014	370,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,090,100,000
		COMMERCIAL PAPER—32.0%[4]
		Chemicals—0.6%
104,500,000	[1,2]	BASF SE, 0.291%, 2/27/2014 - 3/10/2014	104,472,353
		Finance - Automotive—0.2%
30,000,000		FCAR Owner Trust, (A1/P1 Series), 0.220%, 4/4/2014	29,988,633
		Finance - Banking—24.3%
215,000,000	[3]	Australia & New Zealand Banking Group, Melbourne, 0.418%, 2/4/2014	215,000,000
250,000,000		Barclays US Funding Corp., 0.190% - 0.250%, 2/3/2014 - 3/18/2014	249,974,167
80,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.331%, 6/12/2014	79,903,933
104,750,000	[1,2,3]	Commonwealth Bank of Australia, 0.208%, 3/3/2014	104,749,818
200,000,000	[1,2]	Commonwealth Bank of Australia, 0.250%, 4/15/2014	199,898,611
7,000,000	[1,2]	Gotham Funding Corp., 0.170%, 2/11/2014	6,999,670
835,000,000		ING (U.S.) Funding LLC, 0.200% - 0.210%, 3/6/2014 - 4/25/2014	834,750,083
Semi-Annual Shareholder Report
3

Principal Amount			Value
		COMMERCIAL PAPER—continued[4]
		Finance - Banking—continued
$505,000,000	[1,2]	JPMorgan Securities LLC, 0.280% - 0.300%, 4/23/2014 - 7/16/2014	$504,494,208
109,100,000	[1,2]	LMA-Americas LLC, 0.240% - 0.250%, 3/20/2014 - 4/11/2014	109,054,528
800,000,000		Lloyds Bank PLC, London, 0.065%, 2/6/2014	799,992,778
878,000,000	[1,2]	Nationwide Building Society, 0.200% - 0.220%, 2/4/2014 - 4/16/2014	877,790,766
100,000,000	[1,2]	Northern Pines Funding LLC, 0.205% - 0.210%, 2/27/2014 - 3/27/2014	99,976,847
200,000,000		PNC Bank, N.A., 0.250%, 3/17/2014	200,000,000
		TOTAL	4,282,585,409
		Finance - Commercial—0.1%
20,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.220%, 4/23/2014	19,990,100
		Finance - Retail—2.8%
258,500,000	[1,2]	Chariot Funding LLC, 0.230% - 0.301%, 2/14/2014 - 7/24/2014	258,367,532
234,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.240% - 0.321%, 2/4/2014 - 9/29/2014	233,868,968
		TOTAL	492,236,500
		Oil & Oil Finance—0.4%
70,000,000	[1,2]	Total Capital S.A., (Total S.A. LOC), 0.040%, 2/3/2014	69,999,845
		Sovereign—3.6%
450,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.235% - 0.250%, 4/17/2014 - 6/20/2014	449,669,584
175,000,000	[1,2]	Kells Funding, LLC, 0.230% - 0.250%, 3/8/2014 - 4/14/2014	174,938,827
		TOTAL	624,608,411
		TOTAL COMMERCIAL PAPER	5,623,881,251
		CORPORATE BONDS—0.4%
		Finance - Banking—0.1%
24,500,000	[1,2]	Rabobank Nederland NV, Utrecht, 4.200%, 5/13/2014	24,769,013
		Finance - Commercial—0.3%
6,500,000	[3]	General Electric Capital Corp., 0.937%, 4/24/2014	6,510,298
2,500,000		General Electric Capital Corp., 3.750%, 11/14/2014	2,565,275
13,612,000		General Electric Capital Corp., 4.875%, 3/4/2015	14,280,077
20,840,000		General Electric Capital Corp., 5.900%, 5/13/2014	21,160,777
		TOTAL	44,516,427
		TOTAL CORPORATE BONDS	69,285,440
		NOTES - VARIABLE—7.7%[3]
		Aerospace/Auto—2.9%
175,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.239%, 4/8/2014	175,000,000
60,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.242%, 4/14/2014	60,000,000
Semi-Annual Shareholder Report
4

Principal Amount		Value
	NOTES - VARIABLE—continued[3]
	Aerospace/Auto—continued
$266,000,000	Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.242%, 4/14/2014	$266,000,000
	TOTAL	501,000,000
	Finance - Automotive—0.1%
10,000,000	Gibson County, IN, (Series 2001), (GTD by Toyota Motor Credit Corp.), 0.050%, 2/5/2014	10,000,000
	Finance - Banking—4.4%
2,000,000	Albuquerque, NM IDRB, (Series 1997 El Canto, Inc.), (Wells Fargo Bank, N.A. LOC), 0.210%, 2/6/2014	2,000,000
4,085,000	Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 0.300%, 2/6/2014	4,085,000
8,525,000	BJ Financing, LLC, (Series 2007A), (BMO Harris Bank, N.A. LOC), 0.150%, 2/6/2014	8,525,000
87,590,000	Baton Rouge, LA Industrial Development Board, (Series 2010A), (GTD by Exxon Mobil Corp.), 0.040%, 2/3/2014	87,590,000
39,090,000	Blount County, TN Public Building Authority, (Series E-6-A), (Branch Banking & Trust Co. LOC), 0.050%, 2/5/2014	39,090,000
5,955,000	Boldt Healthcare Properties, LLC, (Series 2008A), (BMO Harris Bank, N.A. LOC), 0.150%, 2/6/2014	5,955,000
8,935,000	Capital Markets Access Co. LC, West Broad Holdings, LLC (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.150%, 2/6/2014	8,935,000
6,200,000	Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/5/2014	6,200,000
76,505,000	Corporate Finance Managers, Inc., (Series B), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/6/2014	76,505,000
15,920,000	Cunat Capital Corp., Sheffield Heights (Series 2006), (BMO Harris Bank, N.A. LOC), 0.250%, 2/6/2014	15,920,000
2,300,000	Douglas County, GA Development Authority, (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.210%, 2/6/2014	2,300,000
4,230,000	Freeport, IL, (U.S. Bank, N.A. LOC), 0.160%, 2/6/2014	4,230,000
5,095,000	Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/6/2014	5,095,000
7,565,000	Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/6/2014	7,565,000
18,590,000	Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/6/2014	18,590,000
9,915,000	J.R. Adventures Insurance Trust, (Wells Fargo Bank, N.A. LOC), 0.150%, 2/6/2014	9,915,000
2,770,000	Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.140%, 2/5/2014	2,770,000
19,020,000	Kentucky Housing Corp., (2005 Series L), 0.040%, 2/5/2014	19,020,000
3,071,000	Kern, CA Water Bank Authority, (Series B), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/6/2014	3,071,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	NOTES - VARIABLE—continued[3]
	Finance - Banking—continued
$200,000	Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.070%, 2/6/2014	$200,000
20,400,000	Madison Hotel Investors I LLC, (Series 2005 A), (BMO Harris Bank, N.A. LOC), 0.150%, 2/6/2014	20,400,000
15,000,000	Maine State Housing Authority, (Series 2004 C-3), 0.050%, 2/6/2014	15,000,000
11,125,000	Maine State Housing Authority, (Series 2005 C), 0.050%, 2/6/2014	11,125,000
25,985,000	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series B), (Deutsche Bank AG LOC), 0.120%, 2/6/2014	25,985,000
25,000,000	Michigan Finance Authority, (Series 2010-B), (PNC Bank, N.A. LOC), 0.120%, 2/6/2014	25,000,000
2,100,000	Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.180%, 2/6/2014	2,100,000
10,269,000	New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.090%, 2/6/2014	10,269,000
2,565,000	New Jersey EDA, Phoenix Realty Partners, (Wells Fargo Bank, N.A. LOC), 0.210%, 2/5/2014	2,565,000
8,740,000	New York State Mortgage Agency, (Series 115), 0.040%, 2/5/2014	8,740,000
26,670,000	Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/6/2014	26,670,000
5,200,000	PCP Investors, LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/6/2014	5,200,000
50,000,000	Philadelphia, PA School District, (Series F of 2010), (Barclays Bank PLC LOC), 0.030%, 2/6/2014	50,000,000
10,370,000	Saint Paul Minnesota Sales Tax Revenue, Revenue Bond - Rivercentre Arena PJ (Series 2009 A), (U.S. Bank, N.A. LOC), 0.160%, 2/6/2014	10,370,000
18,965,000	Salem Green, LLP, Salem Green Apartments Project, (Series 2010), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/6/2014	18,965,000
8,860,000	San Juan Regional Medical Center, Inc., (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/6/2014	8,860,000
50,000,000	State Street Bank and Trust Co., 0.333%, 3/18/2014	50,000,000
12,605,000	Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/6/2014	12,605,000
39,010,000	Toronto Dominion Bank, 0.542%, 4/14/2014	39,063,889
1,310,000	University Church of Christ, (Wells Fargo Bank, N.A. LOC), 0.210%, 2/7/2014	1,310,000
475,000	Vista Grande Villa, (Bank of America N.A. LOC), 0.490%, 2/6/2014	475,000
15,930,000	Washington State EDFA, (Series 2005B), (Bank of America N.A. LOC), 0.080%, 2/5/2014	15,930,000
385,000	Washington State Housing Finance Commission, Revenue Bonds, (Wells Fargo Bank, N.A. LOC), 0.140%, 2/3/2014	385,000
50,000,000	Wells Fargo Bank, N.A., 0.335%, 3/20/2014	50,000,000
12,780,000	Woerner Holdings, Inc., (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/6/2014	12,780,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
		NOTES - VARIABLE—continued[3]
		Finance - Banking—continued
$11,510,000		World Wildlife Fund, Inc., (U.S. Bank, N.A. LOC), 0.160%, 2/6/2014	$11,510,000
2,280,000		Ypsilanti, MI, UT GO, (Comerica Bank LOC), 0.220%, 2/5/2014	2,280,000
		TOTAL	765,148,889
		Finance - Commercial—0.2%
21,300,000		General Electric Capital Corp., 0.385%, 3/20/2014	21,311,943
4,815,000		General Electric Capital Corp., 0.385%, 3/20/2014	4,816,130
1,800,000		General Electric Capital Corp., 0.420%, 3/20/2014	1,800,302
3,800,000		General Electric Capital Corp., 0.869%, 3/3/2014	3,808,054
6,700,000	[1,2]	M3 Realty, LLC, (Series 2007), (General Electric Capital Corp. LOC), 0.220%, 2/6/2014	6,700,000
		TOTAL	38,436,429
		Government Agency—0.1%
500,000		Augusta, GA Housing Authority, Westbury Creek Apartments Project (Series 2003 B), (FNMA LOC), 0.100%, 2/5/2014	500,000
715,000		California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable (2002 Series C-T), (FNMA LOC), 0.100%, 2/6/2014	715,000
901,000		Indianapolis, IN Economic Development MFH Revenue Bond, Revenue Bond (Series B), (FHLB of Indianapolis LOC), 0.500%, 2/6/2014	901,000
22,000,000		Sunroad Centrum Apartments 23, L.P., (Series 2012-A) Centrum Apartments Project, (FHLB of San Francisco LOC), 0.160%, 2/6/2014	22,000,000
430,000		Washington State Housing Finance Commission: MFH, Revenue Bonds, (FNMA LOC), 0.110%, 2/6/2014	430,000
		TOTAL	24,546,000
		Insurance—0.0%
5,185,000		New Castle County, DE, Revenue Bonds, (Berkshire Hathaway, Inc. LOC), 0.050%, 2/6/2014	5,185,000
		TOTAL NOTES—VARIABLE	1,344,316,318
		REPURCHASE AGREEMENTS—13.5%
140,000,000		Interest in $250,000,000 joint repurchase agreement 0.04%, dated 1/31/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,000,833 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 1/31/2016 and the market value of those underlying securities was $255,000,949.	140,000,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$399,273,000	Interest in $2,710,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,710,006,775 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $2,766,646,403.	$399,273,000
140,000,000	Interest in $250,000,000 joint repurchase agreement 0.04%, dated 1/31/2014 under which Citibank, N.A. will repurchase securities provided as collateral for $250,000,833 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $256,028,801.	140,000,000
500,000,000	Repurchase agreement 0.04%, dated 1/31/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,001,667 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agencies and a U.S. Treasury security with various maturities to 2/1/2043 and the market value of those underlying securities was $510,001,729.	500,000,000
200,000,000	Repurchase agreement 0.04%, dated 1/31/2014 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $200,000,667 on 2/3/2014. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2044 and the market value of those underlying securities was $204,004,690.	200,000,000
1,000,000,000	Repurchase agreement 0.04%, dated 1/31/2014 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,003,333 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agencies and a U.S. Treasury security with various maturities to 12/20/2043 and the market value of those underlying securities was $1,020,222,034.	1,000,000,000
	TOTAL REPURCHASE AGREEMENTS	2,379,273,000
	TOTAL INVESTMENTS—100.1% (AT AMORTIZED COST)[5]	17,599,481,358
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(9,139,896)
	TOTAL NET ASSETS—100%	$17,590,341,462
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $3,476,667,394, which represented 19.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $3,476,667,394, which represented 19.8% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
Semi-Annual Shareholder Report
8

4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LOC	—Letter of Credit
MFH	—Multi-Family Housing
UT	—Unlimited Tax
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.002	0.002	0.002	0.016
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.002	0.002	0.002	0.016
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.002)	(0.002)	(0.002)	(0.016)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.002)	(0.002)	(0.002)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.10%	0.18%	0.18%	0.19%	1.58%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.20%	0.20%	0.21%	0.22%
Net investment income	0.03%[3]	0.10%	0.18%	0.17%	0.20%	1.37%
Expense waiver/reimbursement[4]	0.08%[3]	0.08%	0.08%	0.08%	0.08%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,785,660	$16,653,985	$19,275,552	$21,021,890	$17,271,503	$14,086,196
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.013
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.013
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.02%	1.33%
Ratios to Average Net Assets:
Net expenses	0.23%[3]	0.30%	0.37%	0.37%	0.39%	0.47%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.02%	1.22%
Expense waiver/reimbursement[4]	0.31%[3]	0.24%	0.17%	0.16%	0.15%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,111,346	$1,058,246	$949,905	$969,180	$1,176,540	$2,172,963
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.001	0.001	0.015
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.001	0.001	0.015
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.001)	(0.015)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.001)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.08%	0.08%	0.10%	1.48%
Ratios to Average Net Assets:
Net expenses	0.23%[3]	0.28%	0.30%	0.30%	0.31%	0.32%
Net investment income	0.01%[3]	0.02%	0.08%	0.07%	0.10%	1.40%
Expense waiver/reimbursement[4]	0.16%[3]	0.10%	0.08%	0.08%	0.08%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,693,335	$2,883,158	$2,655,471	$1,630,823	$1,142,742	$1,523,322
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Investment in repurchase agreements	$2,379,273,000
Investment in securities	15,220,208,358
Total investment in securities, at amortized cost and fair value		$17,599,481,358
Cash		3,790
Income receivable		3,759,438
Receivable for shares sold		4,226,538
TOTAL ASSETS		17,607,471,124
Liabilities:
Payable for investments purchased	$14,556,571
Payable for shares redeemed	2,043,281
Income distribution payable	111,535
Payable for Directors'/Trustees' fees (Note 4)	10,940
Payable for shareholder services fee (Note 4)	114,402
Accrued expenses (Note 4)	292,933
TOTAL LIABILITIES		17,129,662
Net assets for 17,590,346,135 shares outstanding		$17,590,341,462
Net Assets Consist of:
Paid-in capital		$17,590,326,378
Accumulated net realized gain on investments		22,848
Distributions in excess of net investment income		(7,764)
TOTAL NET ASSETS		$17,590,341,462
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$13,785,660,262 ÷ 13,785,663,529 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,111,346,397 ÷ 1,111,349,012 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$2,693,334,803 ÷ 2,693,333,594 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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13

Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Interest			$22,047,914
Expenses:
Investment adviser fee (Note 4)		$18,695,928
Administrative fee (Note 4)		7,300,760
Custodian fees		401,271
Transfer agent fee		78,107
Directors'/Trustees' fees (Note 4)		71,646
Auditing fees		10,586
Legal fees		9,479
Portfolio accounting fees		95,593
Shareholder services fee (Note 4)		2,260,865
Account administration fee (Note 2)		560,666
Share registration costs		55,469
Printing and postage		38,996
Insurance premiums (Note 4)		25,075
Miscellaneous (Note 4)		61,946
TOTAL EXPENSES		29,666,387
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(7,690,880)
Waiver of shareholder services fee (Note 4)	(1,933,548)
Reimbursement of shareholder services fee (Note 4)	(327,317)
Reimbursement of account administration fee (Note 2)	(144,445)
TOTAL WAIVERS AND REIMBURSEMENTS		(10,096,190)
Net expenses			19,570,197
Net investment income			2,477,717
Net realized gain on investments			30,432
Change in net assets resulting from operations			$2,508,149
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,477,717	$21,453,116
Net realized gain on investments	30,432	124,768
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,508,149	21,577,884
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,269,244)	(20,614,444)
Service Shares	(55,693)	(112,532)
Capital Shares	(144,010)	(746,437)
Distributions from net realized gain on investments
Institutional Shares	(79,868)	(31,773)
Service Shares	(5,769)	(1,761)
Capital Shares	(15,007)	(4,730)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,569,591)	(21,511,677)
Share Transactions:
Proceeds from sale of shares	29,182,094,701	80,066,755,072
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Institutional Money Market Fund	—	1,481,474,738
Net asset value of shares issued to shareholders in payment of distributions declared	1,641,075	13,526,013
Cost of shares redeemed	(32,188,722,251)	(83,847,360,137)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,004,986,475)	(2,285,604,314)
Change in net assets	(3,005,047,917)	(2,285,538,107)
Net Assets:
Beginning of period	20,595,389,379	22,880,927,486
End of period (including (distributions in excess of) net investment income of $(7,764) and $(16,534), respectively)	$17,590,341,462	$20,595,389,379
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 35 portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
On September 7, 2012, the Fund acquired all of the net assets of Fifth Third Institutional Money Market Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on September 5, 2012. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2012, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2013, were as follows:
Net investment income*	$21,542,002
Net realized gain on investments	$217,490
Net increase in net assets resulting from operations	$21,759,492
*	Net investment income includes $2,276 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets as of July 31, 2013.
For every one share of Fifth Third Institutional Money Market Fund, Institutional Shares exchanged, a shareholder received one share of the Fund's Institutional Shares.
For every one share of Fifth Third Institutional Money Market Fund, Select Shares exchanged, a shareholder received one share of the Fund's Institutional Shares.
For every one share of Fifth Third Institutional Money Market Fund, Preferred Shares exchanged, a shareholder received one share of the Fund's Capital Shares.
For every one share of Fifth Third Institutional Money Market Fund, Trust Shares exchanged, a shareholder received one share of the Fund's Service Shares.
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The Fund received net assets from Fifth Third Institutional Money Market Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Fifth Third Institutional Money Market Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,481,474,738	$1,481,474,738	$24,497,002,035	$25,978,476,773
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2014, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Reimbursed
Service Shares	$123,427	$(7,190)
Capital Shares	437,239	(137,255)
Total	$560,666	$(144,445)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	24,602,469,812	$24,602,469,812	70,295,580,560	$70,295,580,560
Shares issued in connection with thetax-free transfer of assets from Fifth Third Institutional Money Market Fund	—	—	1,217,329,503	1,217,329,503
Shares issued to shareholders in payment of distributions declared	1,576,074	1,576,074	13,235,646	13,235,646
Shares redeemed	(27,472,321,010)	(27,472,321,010)	(74,147,765,044)	(74,147,765,044)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,868,275,124)	$(2,868,275,124)	(2,621,619,335)	$(2,621,619,335)

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,560,499,927	$1,560,499,927	3,362,263,457	$3,362,263,457
Shares issued in connection with the tax-free transfer of assets from Fifth Third Institutional Money Market Fund	—	—	207,863,892	207,863,892
Shares issued to shareholders in payment of distributions declared	27,848	27,848	57,883	57,883
Shares redeemed	(1,507,424,783)	(1,507,424,783)	(3,461,847,499)	(3,461,847,499)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	53,102,992	$53,102,992	108,337,733	$108,337,733

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	3,019,124,962	$3,019,124,962	6,408,911,055	$6,408,911,055
Shares issued in connection with the tax-free transfer of assets from Fifth Third Institutional Money Market Fund	—	—	56,281,343	56,281,343
Shares issued to shareholders in payment of distributions declared	37,153	37,153	232,484	232,484
Shares redeemed	(3,208,976,458)	(3,208,976,458)	(6,237,747,594)	(6,237,747,594)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(189,814,343)	$(189,814,343)	227,677,288	$227,677,288
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,004,986,475)	$(3,004,986,475)	(2,285,604,314)	$(2,285,604,314)
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the Adviser voluntarily waived $7,690,880 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2014, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,259,756	$(186,200)	$(1,073,556)
Capital Shares	1,001,109	(141,117)	(859,992)
TOTAL	$2,260,865	$(327,317)	$(1,933,548)
For the six months ended January 31, 2014, the Fund's Institutional Shares did not incur Service Fees.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): [ctagbx](a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $133,388,872 and $344,210,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.20	$1.01
Service Shares	$1,000	$1,000.10	$1.16[2]
Capital Shares	$1,000	$1,000.10	$1.16[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,024.05	$1.17[2]
Capital Shares	$1,000	$1,024.05	$1.17[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Service Shares	0.23%
Capital Shares	0.23%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
3	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.53, respectively.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Prime Cash Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report
25

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report
26

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report
27

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
Semi-Annual Shareholder Report
28

likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
29

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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31

Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N625
CUSIP 60934N617
CUSIP 60934N591
Q450198 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2014
Share Class	Ticker
Institutional	PMOXX
Service	PSSXX
Capital	PICXX

Federated Prime Management Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	50.6%
Bank Instruments	32.1%
Variable Rate Instruments	6.7%
Repurchase Agreement	10.6%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At January 31, 2014, the Fund's effective maturity4 schedule was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	39.1%[5]
8-30 Days	12.9%
31-90 Days	35.3%
91-180 Days	11.2%
181 Days or more	1.5%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, collateralized loan agreements, commercial paper, corporate notes and short-term municipals, with interest rates that are fixed or that reset periodically.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 22.4% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.4%
		Finance - Equipment—0.4%
$4,450,792		John Deere Owner Trust 2013-B, Class A1, 0.250%, 9/26/2014	$4,450,792
3,936,224	[1,2]	MMAF Equipment Finance LLC (Series 2013-A), Class A1, 0.280%, 9/5/2014	3,936,224
		TOTAL ASSET-BACKED SECURITIES	8,387,016
		CERTIFICATES OF DEPOSIT—32.1%
		Finance - Banking—32.1%
25,000,000		BNP Paribas SA, 0.230%, 3/4/2014	25,000,000
25,000,000		Bank of Nova Scotia, Toronto, 0.250%, 8/7/2014	25,000,000
90,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200% - 0.210%, 3/7/2014 - 4/28/2014	90,000,000
15,000,000	[3]	Canadian Imperial Bank of Commerce, 0.298%, 2/24/2014	15,000,000
55,000,000		Credit Agricole Corporate and Investment Bank, 0.220% - 0.230%, 2/10/2014 - 4/22/2014	55,000,000
5,000,000		Credit Suisse, Zurich, 0.230%, 3/20/2014	5,000,000
50,000,000		Credit Suisse, Zurich, 0.230%, 3/6/2014	50,000,000
44,000,000		JPMorgan Chase Bank, N.A., 0.320% - 0.420%, 6/2/2014 - 7/30/2014	44,000,000
45,000,000		Mizuho Bank Ltd., 0.210% - 0.220%, 2/24/2014 - 4/10/2014	45,000,000
35,000,000		Natixis, 0.240%, 2/24/2014 - 3/10/2014	35,000,000
15,000,000	[3]	PNC Bank, N.A., 0.490%, 3/20/2014	15,000,000
10,000,000		Rabobank Nederland NV, Utrecht, 0.240%, 6/25/2014	10,000,000
23,999,999		Rabobank Nederland NV, Utrecht, 0.275%, 3/6/2014	23,993,958
10,000,000	[3]	Royal Bank of Canada, Montreal, 0.270%, 2/3/2014	10,000,000
10,000,000	[3]	Royal Bank of Canada, Montreal, 0.300%, 2/3/2014	10,000,000
50,000,000		Standard Chartered Bank PLC, 0.220%, 2/6/2014	50,000,000
103,000,000		Sumitomo Mitsui Banking Corp., 0.220% - 0.230%, 2/11/2014 - 5/28/2014	103,000,000
30,000,000		Toronto Dominion Bank, 0.240%, 3/4/2014	30,000,000
		TOTAL CERTIFICATES OF DEPOSIT	640,993,958
		COLLATERALIZED LOAN AGREEMENTS—15.6%
		Finance - Banking—15.6%
40,000,000		BNP Paribas Securities Corp., 0.355% - 0.466%, 2/3/2014 - 2/4/2014	40,000,000
37,500,000		Citigroup Global Markets, Inc., 0.558% - 0.760%, 2/3/2014 - 4/1/2014	37,500,000
15,000,000		Credit Suisse Securities (USA) LLC, 0.649%, 4/17/2014	15,000,000
15,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.355%, 2/3/2014	15,000,000
25,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.253%, 2/13/2014	25,000,000
25,000,000		Mizuho Securities USA, Inc., 1.156%, 4/16/2014	25,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS—continued
		Finance - Banking—continued
$100,000,000		Pershing LLC, 0.304% - 0.355%, 2/3/2014	$100,000,000
30,000,000		RBC Capital Markets, LLC, 0.355%, 2/14/2014	30,000,000
25,000,000		Wells Fargo Securities, LLC, 0.385%, 2/28/2014	25,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	312,500,000
		COMMERCIAL PAPER—31.3%[4]
		Finance - Automotive—0.5%
10,000,000		FCAR Owner Trust, A1/P1 Series, 0.220%, 4/4/2014	9,996,211
		Finance - Banking—20.5%
87,000,000		Barclays US Funding Corp., 0.250%, 2/3/2014	86,998,792
5,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.331%, 8/5/2014	4,991,521
5,000,000		Credit Agricole North America, Inc., 0.220%, 3/4/2014	4,999,053
30,000,000		ICICI Bank Ltd., Hong Kong (Series B), (Wells Fargo Bank, N.A. LOC), 0.240%, 2/27/2014	29,994,800
75,000,000		ING (U.S.) Funding LLC, 0.200% - 0.210%, 2/28/2014 - 4/17/2014	74,974,375
10,700,000		JPMorgan Chase & Co., 0.230%, 2/3/2014	10,699,863
15,000,000	[1,2]	Mizuho Funding LLC, 0.200%, 3/27/2014	14,995,500
82,000,000	[1,2]	Nationwide Building Society, 0.210%, 3/6/2014 - 3/12/2014	81,982,745
25,000,000	[1,2]	Northern Pines Funding LLC, 0.210%, 3/27/2014	24,992,125
45,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.245%, 5/2/2014	44,972,437
30,000,000		Standard Chartered Bank PLC, 0.220%, 2/20/2014	29,996,517
		TOTAL	409,597,728
		Finance - Commercial—4.4%
18,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.210% - 0.220%, 2/5/2014 - 4/4/2014	17,996,735
35,000,000	[1,2]	Starbird Funding Corp., 0.230%, 3/26/2014	34,988,149
34,200,000	[1,2]	Versailles Commercial Paper LLC, 0.230%, 3/14/2014	34,191,041
		TOTAL	87,175,925
		Finance - Retail—5.2%
40,000,000	[1,2]	Chariot Funding LLC, 0.301%, 2/27/2014 - 3/14/2014	39,989,458
64,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.240% - 0.301%, 3/14/2014 - 7/1/2014	63,950,552
		TOTAL	103,940,010
		Sovereign—0.7%
15,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.235%, 6/20/2014	14,986,390
		TOTAL COMMERCIAL PAPER	625,696,264
Semi-Annual Shareholder Report
3

Principal Amount			Value
		CORPORATE NOTE—1.3%
		Finance - Banking—1.3%
$25,000,000		PNC Bank, N.A., 0.260%, 5/5/2014	$25,000,000
		NOTES - VARIABLE—6.7%[3]
		Aerospace/Auto—1.5%
30,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.242%, 4/14/2014	30,000,000
		Finance - Banking—5.2%
24,350,000	[1,2]	BlackRock MuniHoldings Fund II, Inc., VMTP Shares (Series T0018), 0.140%, 2/3/2014	24,350,000
25,000,000	[1,2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Shares (Series T0019), 0.140%, 2/3/2014	25,000,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T) Highlands, (Mizuho Bank Ltd. LOC), 0.230%, 2/6/2014	1,500,000
15,000,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.170%, 2/3/2014	15,000,000
7,500,000		Kingston Healthcare Co., (Series 2003A), (Fifth Third Bank, Cincinnati LOC), 0.300%, 2/6/2014	7,500,000
3,070,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 2/4/2014	3,070,000
1,005,000		Roman Catholic Diocese of Charlotte, (Series 2002), (Wells Fargo Bank, N.A. LOC), 0.210%, 2/6/2014	1,005,000
1,225,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 2/4/2014	1,225,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3), (Bank of Montreal LOC), 0.040%, 2/5/2014	25,000,000
		TOTAL	103,650,000
		TOTAL NOTES—VARIABLE	133,650,000
		SHORT-TERM MUNICIPAL—2.0%
		Municipal—2.0%
40,000,000		New Jersey State, 2.000%, 6/26/2014	40,262,556
		REPURCHASE AGREEMENT—10.6%
211,886,000		Interest in $2,710,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,710,006,775 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $2,766,646,403.	211,886,000
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	1,998,375,794
		OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	499,231
		TOTAL NET ASSETS—100%	$1,998,875,025
Semi-Annual Shareholder Report
4

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $401,350,440, which represented 20.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $401,350,440, which represented 20.1% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Rate MuniFund Term Preferred
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.002	0.002	0.002	0.017
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.002	0.002	0.002	0.017
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.002)	(0.002)	(0.002)	(0.017)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.002)	(0.002)	(0.002)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.13%	0.19%	0.19%	0.24%	1.74%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.06%[3]	0.14%	0.19%	0.20%	0.25%	1.76%
Expense waiver/reimbursement[4]	0.10%[3]	0.10%	0.10%	0.10%	0.10%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$887,508	$695,138	$682,218	$905,645	$1,249,578	$1,117,636
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.015
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.015
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.04%	1.49%
Ratios to Average Net Assets:
Net expenses	0.26%[3]	0.33%	0.38%	0.39%	0.40%	0.45%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.04%	1.38%
Expense waiver/reimbursement[4]	0.29%[3]	0.23%	0.17%	0.16%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$823,424	$863,455	$785,594	$860,836	$832,807	$1,350,587
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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7

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.001	0.001	0.016
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.001	0.001	0.016
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.001)	(0.016)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.001)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.04%	0.09%	0.10%	0.15%	1.64%
Ratios to Average Net Assets:
Net expenses	0.26%[3]	0.29%	0.30%	0.30%	0.29%	0.30%
Net investment income	0.01%[3]	0.04%	0.09%	0.10%	0.16%	1.56%
Expense waiver/reimbursement[4]	0.14%[3]	0.11%	0.10%	0.10%	0.11%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$287,944	$348,153	$322,787	$403,955	$614,863	$893,126
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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8

Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Investment in repurchase agreement	$211,886,000
Investment in securities	1,786,489,794
Total investment in securities, at amortized cost and fair value		$1,998,375,794
Cash		90,803
Income receivable		564,986
Prepaid expenses		873
TOTAL ASSETS		1,999,032,456
Liabilities:
Payable for shares redeemed	1,964
Income distribution payable	27,648
Payable for custodian fees	10,293
Payable for auditing fees	10,255
Payable for portfolio accounting fees	30,606
Payable for shareholder services fee (Note 4)	49,833
Payable for share registration costs	26,832
TOTAL LIABILITIES		157,431
Net assets for 1,998,876,855 shares outstanding		$1,998,875,025
Net Assets Consist of:
Paid-in capital		$1,998,876,855
Accumulated net realized gain on investments		1,016
Distributions in excess of net investment income		(2,846)
TOTAL NET ASSETS		$1,998,875,025
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$887,507,749 ÷ 887,506,314 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$823,423,547 ÷ 823,426,573 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$287,943,729 ÷ 287,943,968 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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9

Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Interest			$2,718,223
Expenses:
Investment adviser fee (Note 4)		$2,030,843
Administrative fee (Note 4)		793,044
Custodian fees		33,400
Transfer agent fee		9,728
Directors'/Trustees' fees (Note 4)		6,502
Auditing fees		10,755
Legal fees		6,963
Portfolio accounting fees		92,847
Shareholder services fee (Note 4)		1,164,615
Account administration fee (Note 2)		14,100
Share registration costs		39,988
Printing and postage		30,590
Insurance premiums (Note 4)		3,820
Miscellaneous (Note 4)		3,348
TOTAL EXPENSES		4,240,543
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(981,229)
Waiver of shareholder services fee	(793,707)
Reimbursement of shareholder services fee	(85,081)
TOTAL WAIVERS AND REIMBURSEMENT		(1,860,017)
Net expenses			2,380,526
Net investment income			337,697
Net realized gain on investments			3,164
Change in net assets resulting from operations			$340,861
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$337,697	$1,233,589
Net realized gain on investments	3,164	23,570
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	340,861	1,257,159
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(284,602)	(1,002,766)
Service Shares	(40,977)	(81,588)
Capital Shares	(15,449)	(149,511)
Distributions from net realized gain on investments
Institutional Shares	(6,181)	(7,592)
Service Shares	(6,878)	(8,311)
Capital Shares	(2,800)	(3,488)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(356,887)	(1,253,256)
Share Transactions:
Proceeds from sale of shares	4,405,404,160	7,067,322,196
Net asset value of shares issued to shareholders in payment of distributions declared	158,933	667,814
Cost of shares redeemed	(4,313,418,171)	(6,951,847,054)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	92,144,922	116,142,956
Change in net assets	92,128,896	116,146,859
Net Assets:
Beginning of period	1,906,746,129	1,790,599,270
End of period (including undistributed (distributions in excess of) net investment income of $(2,846) and $485, respectively)	$1,998,875,025	$1,906,746,129
See Notes which are an integral part of the Financial Statements
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11

Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 35 portfolios. The financial statements included herein are only those of Federated Prime Management Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase
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12

agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2014, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Capital Shares	$14,100
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,666,404,885	$3,666,404,885	5,423,507,969	$5,423,507,969
Shares issued to shareholders in payment of distributions declared	108,649	108,649	474,243	474,243
Shares redeemed	(3,474,140,233)	(3,474,140,233)	(5,411,063,675)	(5,411,063,675)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	192,373,301	$192,373,301	12,918,537	$12,918,537

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	490,930,179	$490,930,179	1,087,277,603	$1,087,277,603
Shares issued to shareholders in payment of distributions declared	35,191	35,191	67,844	67,844
Shares redeemed	(530,987,358)	(530,987,358)	(1,009,486,445)	(1,009,486,445)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(40,021,988)	$(40,021,988)	77,859,002	$77,859,002

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	248,069,096	$248,069,096	556,536,624	$556,536,624
Shares issued to shareholders in payment of distributions declared	15,093	15,093	125,727	125,727
Shares redeemed	(308,290,580)	(308,290,580)	(531,296,934)	(531,296,934)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(60,206,391)	$(60,206,391)	25,365,417	$25,365,417
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	92,144,922	$92,144,922	116,142,956	$116,142,956
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the Adviser voluntarily waived $981,229 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2014, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,024,214	$(81,240)	$(725,373)
Capital Shares	140,401	(3,841)	(68,334)
TOTAL	$1,164,615	$(85,081)	$(793,707)
For the six months ended January 31, 2014, the Fund's Institutional Shares did not incur Service Fees. For the six months ended January 31, 2014, FSSC did not receive any fees paid by the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Share, and Capital Shares
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(after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
8. sUBSEQUENT EVENTS
On February 13, 2014, the Trustees approved the reorganization of the Fund into Federated Money Market Management. The reorganization is expected to occur no later than the third quarter of 2014.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.30	$1.01
Service Shares	$1,000	$1,000.10	$1.31[2]
Capital Shares	$1,000	$1,000.10	$1.31[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,023.89	$1.33[2]
Capital Shares	$1,000	$1,023.89	$1.33[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Service Shares	0.26%
Capital Shares	0.26%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.53, respectively.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Prime Management Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report
20

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report
21

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report
22

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
Semi-Annual Shareholder Report
23

likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
24

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Semi-Annual Shareholder Report
25

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
26

Federated Prime Management Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N112
CUSIP 608919833
CUSIP 608919841
Q450199 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2014
Share Class	Ticker
Institutional	POIXX
Service	PRSXX
Capital	POPXX
Trust	POLXX

Federated Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Bank Instruments	42.0%
Commercial Paper and Notes	40.1%
Variable Rate Instruments	7.2%
Repurchase Agreements	10.7%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At January 31, 2014, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	40.1%[5]
8-30 Days	19.9%
31-90 Days	26.8%
91-180 Days	12.1%
181 Days or more	1.1%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, bank note, collateralized loan agreements, commercial paper and corporate bonds, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 16.9% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.5%
		Finance - Automotive—0.2%
$62,519,470		Fifth Third Auto Trust 2013-1, Class A1, 0.250%, 9/15/2014	$62,519,470
14,584,341	[1,2]	Hyundai Auto Lease Securitization Trust 2013-B, Class A1, 0.250%, 8/15/2014	14,584,341
2,995,311		Hyundai Auto Receivables Trust 2013-B, Class A1, 0.250%, 7/15/2014	2,995,311
		TOTAL	80,099,122
		Finance - Equipment—0.3%
88,602,419	[1,2]	CIT Equipment Collateral 2013-VT1, Class A1, 0.300%, 11/20/2014	88,602,419
29,812,376		CNH Equipment Trust 2013-C, Class A1, 0.250%, 9/15/2014	29,812,376
		TOTAL	118,414,795
		TOTAL ASSET-BACKED SECURITIES	198,513,917
		BANK NOTE—0.5%
		Finance - Banking—0.5%
235,000,000		Bank of America N.A., 0.210%, 2/24/2014	235,000,000
		CERTIFICATES OF DEPOSIT—37.9%
		Finance - Banking—37.9%
735,000,000		BNP Paribas SA, 0.210% - 0.230%, 2/4/2014 - 3/11/2014	735,000,000
900,000,000		Bank of Montreal, 0.070%, 2/7/2014	900,000,000
200,000,000	[3]	Bank of Montreal, 0.229%, 2/18/2014	200,000,000
300,000,000		Bank of Montreal, 0.229%, 2/28/2014	300,000,000
560,000,000	[3]	Bank of Montreal, 0.263%, 3/14/2014	560,000,000
100,000,000	[3]	Bank of Montreal, 0.417%, 4/24/2014	100,090,551
8,000,000	[3]	Bank of Nova Scotia, Toronto, 0.168%, 2/25/2014	7,998,993
25,000,000	[3]	Bank of Nova Scotia, Toronto, 0.171%, 2/28/2014	24,996,576
40,000,000		Bank of Nova Scotia, Toronto, 0.230%, 6/2/2014	40,000,000
154,500,000		Bank of Nova Scotia, Toronto, 0.250%, 6/23/2014	154,500,000
1,700,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.155% - 0.160%, 2/7/2014 - 2/26/2014	1,700,000,000
300,000,000		Barclays Bank PLC, 0.210%, 3/24/2014	300,000,000
150,000,000	[3]	Canadian Imperial Bank of Commerce, 0.244%, 3/13/2014	150,000,000
300,000,000	[3]	Canadian Imperial Bank of Commerce, 0.298%, 2/24/2014	300,000,000
500,000,000		Credit Agricole Corporate and Investment Bank, 0.220% - 0.260%, 2/5/2014 - 3/12/2014	500,000,000
200,000,000		Credit Suisse, Zurich, 0.200%, 3/6/2014	200,000,000
300,000,000		Credit Suisse, Zurich, 0.240%, 4/21/2014	300,000,000
25,000,000		Deutsche Bank AG, 0.220%, 2/28/2014	25,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		CERTIFICATES OF DEPOSIT—continued
		Finance - Banking—continued
$297,000,000		Deutsche Bank AG, 0.240%, 4/30/2014	$297,000,000
675,000,000		Deutsche Bank AG, 0.240%, 4/30/2014	675,000,000
499,500,000		Deutsche Bank AG, 0.250%, 2/3/2014	499,500,000
725,000,000		JPMorgan Chase Bank, N.A., 0.320% - 0.380%, 5/15/2014 - 6/2/2014	725,000,000
453,000,000	[3]	JPMorgan Chase Bank, N.A., 0.357%, 2/21/2014	453,000,000
320,000,000	[3]	PNC Bank, N.A., 0.490%, 3/20/2014	320,000,000
1,085,000,000		Rabobank Nederland NV, Utrecht, 0.230% - 0.240%, 4/25/2014 - 6/25/2014	1,085,000,000
418,000,000	[3]	Royal Bank of Canada, Montreal, 0.270%, 2/3/2014	418,000,000
205,700,000	[3]	Royal Bank of Canada, Montreal, 0.270%, 2/3/2014	205,700,000
200,000,000	[3]	Royal Bank of Canada, Montreal, 0.290%, 2/3/2014	200,000,000
73,000,000	[3]	Royal Bank of Canada, Montreal, 0.290%, 2/3/2014	73,000,000
130,000,000	[3]	Royal Bank of Canada, Montreal, 0.300%, 2/3/2014	130,000,000
65,000,000	[3]	Royal Bank of Canada, Montreal, 0.300%, 2/3/2014	65,000,000
105,000,000	[3]	Royal Bank of Canada, Montreal, 0.300%, 2/3/2014	105,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.333%, 4/4/2014	25,000,000
310,000,000		Societe Generale, Paris, 0.230% - 0.270%, 3/10/2014 - 5/2/2014	310,000,000
710,000,000		Standard Chartered Bank PLC, 0.200% - 0.220%, 2/3/2014 - 3/3/2014	710,000,000
2,150,000,000		Sumitomo Mitsui Banking Corp., 0.160% - 0.170%, 2/14/2014 - 2/24/2014	2,150,000,000
194,500,000	[3]	Toronto Dominion Bank, 0.217%, 2/18/2014	194,500,000
250,000,000	[3]	Toronto Dominion Bank, 0.217%, 2/24/2014	250,000,000
1,252,000,000		Toronto Dominion Bank, 0.240% - 0.320%, 3/4/2014 - 7/10/2014	1,252,000,000
40,000,000	[3]	Wells Fargo Bank, N.A., 0.244%, 3/17/2014	40,000,000
		TOTAL CERTIFICATES OF DEPOSIT	16,680,286,120
		COLLATERALIZED LOAN AGREEMENTS—10.1%
		Finance - Banking—10.1%
55,000,000		BMO Capital Markets Corp., 0.152%, 2/3/2014	55,000,000
399,000,000		BNP Paribas Securities Corp., 0.304% - 0.466%, 2/3/2014 - 4/2/2014	399,000,000
640,000,000		Barclays Capital, Inc., 0.203% - 0.679%, 2/18/2014 - 1/21/2015	640,000,000
1,190,000,000		Credit Suisse Securities (USA) LLC, 0.183% - 0.578%, 2/3/2014 - 3/20/2014	1,190,000,000
80,000,000		Deutsche Bank Securities, Inc., 0.253%, 3/7/2014	80,000,000
351,000,000		JPMorgan Securities LLC, 0.324% - 0.345%, 3/17/2014 - 4/2/2014	351,000,000
506,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.223% - 0.253%, 2/5/2014 - 2/28/2014	506,000,000
160,000,000		RBC Capital Markets, LLC, 0.243% - 0.355%, 2/13/2014 - 2/14/2014	160,000,000
1,075,100,000		Wells Fargo Securities, LLC, 0.355% - 0.385%, 2/10/2014 - 4/28/2014	1,075,100,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	4,456,100,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		COMMERCIAL PAPER—27.9%[4]
		Finance - Automotive—0.3%
$75,770,000		FCAR Owner Trust, A1+/P1 Series, 0.200% - 0.260%, 2/14/2014 - 4/9/2014	$75,747,638
44,500,000		FCAR Owner Trust, A1/P1 Series, 0.210% - 0.220%, 4/1/2014	44,484,439
		TOTAL	120,232,077
		Finance - Banking—19.5%
915,000,000		Barclays US Funding Corp., 0.080% - 0.250%, 2/3/2014 - 3/19/2014	914,847,935
334,400,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.301% - 0.331%, 4/1/2014 - 9/8/2014	333,916,441
200,000,000		Credit Agricole North America, Inc., 0.220%, 3/14/2014	199,949,889
215,000,000		HSBC USA, Inc., 0.230%, 6/4/2014 - 6/10/2014	214,827,979
2,202,100,000		ING (U.S.) Funding LLC, 0.200% - 0.210%, 2/28/2014 - 5/2/2014	2,201,497,330
575,000,000	[1,2]	JPMorgan Securities LLC, 0.280% - 0.300%, 4/23/2014 - 7/16/2014	574,338,125
506,200,000	[1,2]	LMA-Americas LLC, 0.210% - 0.250%, 2/14/2014 - 5/2/2014	506,022,743
2,075,000,000		Lloyds Bank PLC, London, 0.065%, 2/6/2014	2,074,981,267
10,783,000		Los Angeles County, CA Metropolitan Transportation Authority (Series A-T-SSB), (State Street Bank and Trust Co. LOC), 0.180%, 4/3/2014	10,783,000
165,000,000	[1,2]	Matchpoint Master Trust, 0.230% - 0.240%, 2/18/2014 - 3/17/2014	164,973,472
335,600,000	[1,2]	Northern Pines Funding LLC, 0.200% - 0.210%, 2/26/2014 - 3/27/2014	335,527,897
80,000,000		PNC Bank, N.A., 0.270%, 4/16/2014	80,000,000
600,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.230% - 0.250%, 3/14/2014 - 5/2/2014	599,700,142
400,000,000		Standard Chartered Bank PLC, 0.220%, 2/18/2014 - 2/20/2014	399,957,222
		TOTAL	8,611,323,442
		Finance - Commercial—2.1%
537,798,000	[1,2]	Atlantic Asset Securitization LLC, 0.210% - 0.220%, 2/11/2014 - 4/28/2014	537,694,816
35,610,000	[1,2]	Fairway Finance Co. LLC, 0.230%, 6/9/2014	35,580,879
350,000,000		General Electric Capital Corp., 0.220%, 5/9/2014 - 5/12/2014	349,788,861
		TOTAL	923,064,556
		Finance - Retail—4.6%
136,500,000	[1,2]	Barton Capital LLC, 0.070% - 0.200%, 2/5/2014 - 2/14/2014	136,493,486
1,008,400,000	[1,2]	Chariot Funding LLC, 0.230% - 0.301%, 2/18/2014 - 9/4/2014	1,007,625,328
742,500,000	[1,2]	Jupiter Securitization Co. LLC, 0.230% - 0.321%, 2/3/2014 - 9/12/2014	742,029,049
125,000,000	[1,2]	Salisbury Receivables Company LLC, 0.190% - 0.210%, 2/10/2014 - 3/24/2014	124,976,563
		TOTAL	2,011,124,426
Semi-Annual Shareholder Report
4

Principal Amount			Value
		COMMERCIAL PAPER—continued[4]
		Sovereign—1.4%
$645,000,000	[1,2]	Kells Funding, LLC, 0.230% - 0.250%, 2/16/2014 - 4/17/2014	$644,839,801
		TOTAL COMMERCIAL PAPER	12,310,584,302
		CORPORATE BONDS—1.1%
		Finance - Commercial—1.0%
51,893,000	[3]	General Electric Capital Corp., 0.870%, 4/7/2014	51,952,386
43,500,000	[3]	General Electric Capital Corp., 0.937%, 4/24/2014	43,569,694
35,442,000		General Electric Capital Corp., 3.750%, 11/14/2014	36,393,022
131,081,000		General Electric Capital Corp., 4.750%, 9/15/2014	134,625,815
7,250,000		General Electric Capital Corp., 5.500%, 6/4/2014	7,376,229
10,192,000		General Electric Capital Corp., 5.650%, 6/9/2014	10,380,553
163,744,000		General Electric Capital Corp., 5.900%, 5/13/2014	166,252,107
		TOTAL	450,549,806
		Finance - Equipment—0.1%
26,945,000		Caterpillar Financial Services Corp., 6.125%, 2/17/2014	27,012,781
		Insurance—0.0%
4,230,000	[1,2]	Metropolitan Life Global Funding I, 2.000%, 1/9/2015	4,295,218
12,721,000	[1,2]	Metropolitan Life Global Funding I, 5.125%, 6/10/2014	12,936,652
		TOTAL	17,231,870
		TOTAL CORPORATE BONDS	494,794,457
		NOTES - VARIABLE—7.2%[3]
		Aerospace/Auto—1.6%
60,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.238%, 2/24/2014	60,000,000
298,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.239%, 4/8/2014	298,000,000
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.242%, 4/14/2014	50,000,000
275,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.242%, 4/14/2014	275,000,000
9,500,000		Toyota Motor Credit Corp., Sr. Unsecured, (Toyota Motor Corp. SA), 0.339%, 4/15/2014	9,509,654
		TOTAL	692,509,654
		Diversified—0.0%
815,000	[1,2]	Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.550%, 2/6/2014	815,000
		Finance - Automotive—0.0%
10,000,000		Gibson County, IN, (Series 1999A), (GTD by Toyota Motor Credit Corp.), 0.050%, 2/5/2014	10,000,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		NOTES - VARIABLE—continued[3]
		Finance - Banking—4.7%
$565,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.170%, 2/6/2014	$565,000
100,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.239%, 2/21/2014	100,000,000
14,100,000		California Infrastructure & Economic Development Bank, (Series 2008), (Bank of America N.A. LOC), 0.050%, 2/6/2014	14,100,000
8,585,000		Campus Crusade for Christ, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/6/2014	8,585,000
4,955,000		Capital Markets Access Co. LC, (Series 2008) Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.150%, 2/6/2014	4,955,000
7,410,000		Capital Markets Access Co. LC, (Wells Fargo Bank, N.A. LOC), 0.160%, 2/6/2014	7,410,000
4,225,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.210%, 2/7/2014	4,225,000
395,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/6/2014	395,000
7,050,000		Connecticut HEFA, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.160%, 2/6/2014	7,050,000
20,000,000		Connecticut State HFA, (2008 Series E), 0.060%, 2/6/2014	20,000,000
12,465,000		District of Columbia Revenue, (Series 2009), (Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	12,465,000
100,000		District of Columbia Revenue, Revenue Bonds (Series 2008B), (PNC Bank, N.A. LOC), 0.180%, 2/6/2014	100,000
17,705,000		Dynetics, Inc., (Series 2010-A), (Branch Banking & Trust Co. LOC), 0.150%, 2/6/2014	17,705,000
66,605,000		Fiore Capital LLC, (Series 2005-A), (BMO Harris Bank, N.A. LOC), 0.150%, 2/6/2014	66,605,000
6,990,000		Fulton County, GA Development Authority, (Series 2006), (Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	6,990,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 0.140%, 2/5/2014	33,900,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.150%, 2/6/2014	3,000,000
7,550,000		Gulf Gate Apartments LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/6/2014	7,550,000
1,190,000		Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/6/2014	1,190,000
4,625,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments), (Citibank NA, New York LOC), 0.080%, 2/5/2014	4,625,000
30,000,000		Illinois Finance Authority, (Series 2007), (Bank of America N.A. LOC), 0.060%, 2/6/2014	30,000,000
11,075,000		Johnson City, TN Health & Education Facilities Board, (Series 2013-B), (Mountain State Health Alliance), (U.S. Bank, N.A. LOC), 0.120%, 2/5/2014	11,075,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
		NOTES - VARIABLE—continued[3]
		Finance - Banking—continued
$2,775,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.140%, 2/5/2014	$2,775,000
15,425,000		Kentucky Housing Corp., (2006 Series C), 0.040%, 2/5/2014	15,425,000
1,205,000		Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.210%, 2/5/2014	1,205,000
900,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.210%, 2/5/2014	900,000
75,000,000	[1,2]	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LOC), 0.229%, 2/18/2014	74,998,763
22,735,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.160%, 2/5/2014	22,735,000
15,900,000		Lynchburg, VA IDA, (Series 2004 C), (Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	15,900,000
30,000,000		Maine State Housing Authority, (2013 Series G) Federally Taxable, 0.110%, 2/6/2014	30,000,000
1,750,000		Massachusetts State Development Finance Agency, (Series 2001-B) Whaler's Cove Project, (U.S. Bank, N.A. LOC), 0.280%, 2/6/2014	1,750,000
25,000,000		Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.130%, 2/6/2014	25,000,000
22,000,000		Michigan Finance Authority, (Series 2010-C), (Bank of Montreal LOC), 0.120%, 2/6/2014	22,000,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.290%, 2/6/2014	10,000,000
6,846,000		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.090%, 2/6/2014	6,846,000
15,600,000		New York City, NY, (Fiscal 2004 Series A-2), (Bank of America N.A. LOC), 0.050%, 2/5/2014	15,600,000
38,000,000		New York City, NY, (Fiscal 2006 Series E-3), (Bank of America N.A. LOC), 0.040%, 2/6/2014	38,000,000
10,000,000		New York State HFA, (Series 2013-A), (Wells Fargo Bank, N.A. LOC), 0.100%, 2/5/2014	10,000,000
5,485,000		New York State HFA, Revenue Bonds (Series 2011B), (Wells Fargo Bank, N.A. LOC), 0.100%, 2/5/2014	5,485,000
9,040,000		North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.140%, 2/6/2014	9,040,000
65,800,000		Novant Health, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/5/2014	65,800,000
4,655,000		Palm Desert Financing Authority, Emergency Independence Progam (Series 2009), (Wells Fargo Bank, N.A. LOC), 0.210%, 2/6/2014	4,655,000
3,990,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.120%, 2/5/2014	3,990,000
8,060,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.260%, 2/6/2014	8,060,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
		NOTES - VARIABLE—continued[3]
		Finance - Banking—continued
$15,210,000		Reading, PA, (Series 2008-D), (PNC Bank, N.A. LOC), 0.160%, 2/6/2014	$15,210,000
5,915,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/6/2014	5,915,000
150,000,000		Royal Bank of Canada, Montreal, 0.473%, 4/7/2014	150,324,070
14,945,000		Sabri Arac, The Quarry Lane School (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/6/2014	14,945,000
29,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.110%, 2/6/2014	29,000,000
10,385,000		Spira Millennium LLC, (Series 2001), (Bank of America N.A. LOC), 0.900%, 2/6/2014	10,385,000
390,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.270%, 2/6/2014	390,000
350,000,000		State Street Bank and Trust Co., 0.333%, 3/18/2014	350,000,000
8,250,000		TMF Biofuels LLC, (Series 2012), (Rabobank Nederland NV, Utrecht LOC), 0.160%, 2/6/2014	8,250,000
7,765,000		The Larry L. Henry 2013 Family Trust, (Series 2013), (Wells Fargo Bank, N.A. LOC), 0.150%, 2/6/2014	7,765,000
25,970,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/6/2014	25,970,000
700,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/5/2014	700,000
469,000,000		Wells Fargo Bank, N.A., 0.335%, 3/20/2014	469,000,000
203,000,000		Wells Fargo Bank, N.A., 0.346%, 3/24/2014	203,000,000
8,990,000		World Wildlife Fund, Inc., (U.S. Bank, N.A. LOC), 0.160%, 2/6/2014	8,990,000
7,430,000		Yeshivas Novominsk, (Series 2008), (TD Bank, N.A. LOC), 0.130%, 2/6/2014	7,430,000
		TOTAL	2,059,928,833
		Finance - Commercial—0.2%
30,000,000	[1,2]	Fairway Finance Co. LLC, 0.193%, 2/4/2014	29,999,659
30,000,000	[1,2]	Fairway Finance Co. LLC, 0.200%, 2/3/2014	30,000,000
3,561,000		General Electric Capital Corp., 0.375%, 3/20/2014	3,561,608
2,000,000		General Electric Capital Corp., 0.869%, 3/3/2014	2,004,288
11,865,000	[1,2]	The Anderson's, Inc., Series 2008, (General Electric Capital Corp. LOC), 0.150%, 2/6/2014	11,865,000
		TOTAL	77,430,555
		Finance - Retail—0.2%
80,000,000	[1,2]	Barton Capital LLC, 0.223%, 2/10/2014	80,000,000
		Government Agency—0.4%
12,000,000		Aquarium Parking Deck, LLC, (Series 2005), (FHLB of Atlanta LOC), 0.050%, 2/5/2014	12,000,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
	NOTES - VARIABLE—continued[3]
	Government Agency—continued
$22,760,000	COG Leasing Co. LLP, (Series 2007), (FHLB of Des Moines LOC), 0.160%, 2/6/2014	$22,760,000
35,660,000	Capital Trust Agency, FL, (FNMA LOC), 0.140%, 2/6/2014	35,660,000
7,590,000	Frogtown LLC, (Series 2004), (FHLB of Cincinnati LOC), 0.300%, 2/6/2014	7,590,000
3,005,000	Grand Pointe II Ltd. Partnership, (Series 1999) Globe Apartments, (FHLB of Indianapolis LOC), 0.410%, 2/6/2014	3,005,000
8,290,000	Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.210%, 2/6/2014	8,290,000
11,000,000	KDF Pioneer LP, (Series 2013-A), (FHLB of San Francisco LOC), 0.160%, 2/6/2014	11,000,000
6,200,000	Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.150%, 2/6/2014	6,200,000
15,000,000	OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.160%, 2/6/2014	15,000,000
7,500,000	Premier Mushrooms, Inc., (Series 2012), (CoBank, ACB LOC), 0.150%, 2/6/2014	7,500,000
6,040,000	St. Louis County, MO IDA, Barat Academy Project (Series 2012), (FHLB of Chicago LOC), 0.160%, 2/6/2014	6,040,000
9,570,000	Tack Capital Co., (FHLB of New York LOC), 0.160%, 2/6/2014	9,570,000
56,000,000	Varenna LLC, Varenna at Fountain Grove Project (Series 2011-A), (FHLB of San Francisco LOC), 0.160%, 2/6/2014	56,000,000
2,850,000	Washington State Housing Finance Commission, Revenue Bonds, 0.110%, 2/3/2014	2,850,000
	TOTAL	203,465,000
	Insurance—0.0%
16,575,000	Wichita, KS, Revenue Bonds, (GTD by Berkshire Hathaway, Inc.), 0.050%, 2/6/2014	16,575,000
	University—0.1%
17,000,000	University of California (The Regents of), (Series 2011 Z-1), 0.090%, 2/6/2014	17,000,000
17,000,000	University of California (The Regents of), (Series 2011 Z-2), 0.090%, 2/6/2014	17,000,000
	TOTAL	34,000,000
	TOTAL NOTES—VARIABLE	3,174,724,042
	TIME DEPOSITS—4.1%
	Finance - Banking—4.1%
950,000,000	DNB Bank ASA, 0.050%, 2/3/2014	950,000,000
350,000,000	Societe Generale, Paris, 0.030% - 0.050%, 2/3/2014	350,000,000
500,000,000	Svenska Handelsbanken, Stockholm, 0.040%, 2/3/2014	500,000,000
	TOTAL TIME DEPOSITS	1,800,000,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
	REPURCHASE AGREEMENTS—10.7%
$2,300,000,000	Interest in $3,128,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,128,007,820 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2023 and the market value of those underlying securities was $3,190,568,072.	$2,300,000,000
750,000,000	Repurchase agreement 0.05%, dated 1/31/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $750,003,125 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2018 and the market value of those underlying securities was $765,003,236.	750,000,000
19,559,000	Interest in $2,710,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,710,006,775 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $2,766,646,403.	19,559,000
95,977,000	Interest in $250,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Bank of Nova Scotia will repurchase securities provided as collateral for $250,000,625 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were a U.S. Treasury and U.S. Government Agency securities with various maturities to 3/1/2041 and the market value of those underlying securities was $255,000,660.	95,977,000
450,000,000	Interest in $1,450,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,450,003,625 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/25/2044 and the market value of those underlying securities was $1,481,441,409.	450,000,000
75,000,000	Repurchase agreement 0.03%, dated 1/31/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $75,000,188 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2024 and the market value of those underlying securities was $76,500,217.	75,000,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$1,000,000,000	Repurchase agreement 0.03%, dated 1/31/2014 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,002,500 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $1,020,002,581.	$1,000,000,000
	TOTAL REPURCHASE AGREEMENTS	4,690,536,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	44,040,538,838
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	10,587,287
	TOTAL NET ASSETS—100%	$44,051,126,125
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $5,592,115,652, which represented 12.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $5,592,115,652, which represented 12.7% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report
11

The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.002	0.002	0.002	0.015
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.002	0.002	0.002	0.015
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.002)	(0.002)	(0.002)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.10%	0.17%	0.16%	0.17%	1.54%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.20%	0.20%	0.21%	0.23%
Net investment income	0.03%[3]	0.10%	0.17%	0.16%	0.18%	1.28%
Expense waiver/reimbursement[4]	0.08%[3]	0.08%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,911,860	$36,127,647	$42,697,762	$39,900,328	$38,408,721	$39,580,019
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.013
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.013
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	1.29%
Ratios to Average Net Assets:
Net expenses	0.22%[3]	0.29%	0.36%	0.36%	0.37%	0.48%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	1.22%
Expense waiver/reimbursement[4]	0.31%[3]	0.24%	0.17%	0.17%	0.17%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,201,717	$3,059,336	$3,285,564	$4,009,732	$5,040,046	$7,734,783
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013	Period Ended 7/31/2012[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[3]	0.001[2]	0.000[3]
Net realized gain (loss) on investments	0.000[3]	(0.000)[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.000[3]	0.001	0.000[3]
Less Distributions:
Distributions from net investment income	(0.000)[3]	(0.001)	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[4]	0.01%	0.06%	0.01%
Ratios to Average Net Assets:
Net expenses	0.22%[5]	0.25%	0.25%[5]
Net investment income	0.01%[5]	0.05%	0.12%[5]
Expense waiver/reimbursement[6]	0.11%[5]	0.09%	0.28%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$838,781	$1,234,586	$0[7]
1	Reflects operations for the period from June 25, 2012 (date of initial investment) to July 31, 2012.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.010
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.010
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	1.04%
Ratios to Average Net Assets:
Net expenses	0.22%[3]	0.29%	0.36%	0.35%	0.37%	0.72%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.93%
Expense waiver/reimbursement[4]	0.56%[3]	0.49%	0.42%	0.43%	0.42%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,098,769	$2,761,275	$2,556,504	$2,818,977	$612,569	$801,290
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Investment in repurchase agreements	$4,690,536,000
Investment in securities	39,350,002,838
Total investment in securities, at amortized cost and fair value		$44,040,538,838
Cash		8,766,436
Income receivable		14,682,296
TOTAL ASSETS		44,063,987,570
Liabilities:
Payable for shares redeemed	11,929,029
Income distribution payable	277,354
Payable for Directors'/Trustees' fees (Note 4)	14,543
Payable for distribution services fee (Note 4)	23,184
Payable for shareholder services fee (Note 4)	82,160
Accrued expenses (Note 4)	535,175
TOTAL LIABILITIES		12,861,445
Net assets for 44,034,601,890 shares outstanding		$44,051,126,125
Net Assets Consist of:
Paid-in capital		$44,061,211,803
Accumulated net realized loss on investments		(10,216,169)
Undistributed net investment income		130,491
TOTAL NET ASSETS		$44,051,126,125
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$36,911,860,293 ÷ 36,895,781,910 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$3,201,716,717 ÷ 3,200,403,929 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$838,780,579 ÷ 838,939,856 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$3,098,768,536 ÷ 3,099,476,195 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Interest			$50,912,112
Expenses:
Investment adviser fee (Note 4)		$43,760,997
Administrative fee (Note 4)		17,088,669
Custodian fees		735,183
Transfer agent fee		219,888
Directors'/Trustees' fees (Note 4)		126,897
Auditing fees		11,091
Legal fees		11,291
Portfolio accounting fees		104,227
Distribution services fee (Note 4)		3,687,808
Shareholder services fee (Note 4)		6,157,330
Account administration fee (Note 2)		1,654,846
Share registration costs		59,675
Printing and postage		85,170
Insurance premiums (Note 4)		48,536
Miscellaneous (Note 4)		93,886
TOTAL EXPENSES		73,845,494
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(17,512,369)
Waiver of distribution services fee (Note 4)	(3,425,094)
Waiver of shareholder services fee (Note 4)	(6,052,578)
Waiver of account administration fee (Note 2)	(526,391)
Reimbursement of shareholder services fee (Note 4)	(19,511)
Reimbursement of account administration fee (Note 2)	(843,578)
TOTAL WAIVERS AND REIMBURSEMENTS		(28,379,521)
Net expenses			45,465,973
Net investment income			5,446,139
Net realized gain on investments			87,715
Change in net assets resulting from operations			$5,533,854
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,446,139	$41,897,562
Net realized gain on investments	87,715	213,692
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,533,854	42,111,254
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,122,647)	(41,000,390)
Service Shares	(157,583)	(329,228)
Capital Shares	(48,201)	(277,112)
Trust Shares	(147,747)	(293,592)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,476,178)	(41,900,322)
Share Transactions:
Proceeds from sale of shares	117,347,510,190	258,653,957,987
Proceeds from shares issued in connection with the tax-free transfer of assets from Performance Money Market Fund	—	486,374,216
Net asset value of shares issued to shareholders in payment of distributions declared	3,065,744	21,736,172
Cost of shares redeemed	(116,482,351,680)	(264,519,265,435)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	868,224,254	(5,357,197,060)
Change in net assets	868,281,930	(5,356,986,128)
Net Assets:
Beginning of period	43,182,844,195	48,539,830,323
End of period (including undistributed net investment income of $130,491 and $160,530, respectively)	$44,051,126,125	$43,182,844,195
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 35 diversified portfolios. The financial statements included herein are only those of Federated Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
On September 21, 2012, the Fund acquired all of the net assets of Performance Money Market Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on September 19, 2012. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2012, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2013, were as follows:
Net investment income*	$41,869,357
Net realized gain on investments	$213,692
Net decrease in net assets resulting from operations	$42,083,049
*	Net investment income includes $172,193 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets as of July 31, 2013.
For every one share of Performance Money Market Fund Institutional Shares exchanged, a shareholder received one share of the Fund's Service Shares.
For every one share of Performance Money Market Fund Class A Shares exchanged, a shareholder received one share of the Fund's Trust Shares.
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The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Performance Money Market Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
486,368,998	$486,374,216	$50,713,168,019	$51,199,542,235
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2014, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Reimbursed	Account Administration Fees Waived by an Unaffiliated Third Party
Service Shares	$1,547,432	$(843,578)	$(419,898)
Capital Shares	922	—	—
Trust Shares	106,492	—	(106,493)
TOTAL	$1,654,846	$(843,578)	$(526,391)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	106,424,704,205	$106,424,704,205	240,166,339,409	$240,166,339,409
Shares issued to shareholders in payment of distributions declared	2,873,568	2,873,568	21,389,966	21,389,966
Shares redeemed	(105,643,370,396)	(105,643,370,396)	(246,758,437,613)	(246,758,437,613)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	784,207,377	$784,207,377	(6,570,708,238)	$(6,570,708,238)

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,176,646,810	$6,176,646,810	11,586,545,338	$11,586,545,338
Shares issued in connection with the tax-free transfer of assets from Performance Money Market Fund	—	—	480,689,244	480,694,359
Shares issued to shareholders in payment of distributions declared	45,585	45,585	90,940	90,940
Shares redeemed	(6,034,328,461)	(6,034,328,461)	(12,293,532,930)	(12,293,532,930)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	142,363,934	$142,363,934	(226,207,408)	$(226,202,293)

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	3,081,148,039	$3,081,148,039	4,123,054,369	$4,123,054,369
Shares issued to shareholders in payment of distributions declared	23,166	23,166	21,593	21,593
Shares redeemed	(3,477,076,597)	(3,477,076,597)	(2,888,230,815)	(2,888,230,815)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(395,905,392)	$(395,905,392)	1,234,845,147	$1,234,845,147
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	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,665,011,136	$1,665,011,136	2,778,018,871	$2,778,018,871
Shares issued in connection with the tax-free transfer of assets from Performance Money Market Fund	—	—	5,679,754	5,679,857
Shares issued to shareholders in payment of distributions declared	123,425	123,425	233,673	233,673
Shares redeemed	(1,327,576,226)	(1,327,576,226)	(2,579,064,077)	(2,579,064,077)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	337,558,335	$337,558,335	204,868,221	$204,868,324
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	868,224,254	$868,224,254	(5,357,202,278)	$(5,357,197,060)
4. FEDERAL TAX INFORMATION
At July 31, 2013, the Fund had a capital loss carryforward of $10,303,884 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$10,300,956	NA	$10,300,956
2018	$2,928	NA	$2,928
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the Adviser voluntarily waived $17,512,369 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$3,687,808	$(3,425,094)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2014, FSC did not retain any fees paid by the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the
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Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2014, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$2,333,605	$—	$(2,333,605)
Capital Shares	242,410	(19,511)	(137,658)
Trust Shares	3,581,315	—	(3,581,315)
TOTAL	$6,157,330	$(19,511)	$(6,052,578)
For the six months ended January 31, 2014, FSSC received $546 of fees paid by the Fund. For the six months ended January 31, 2014, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45%, 0.25% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $46,500,000 and $252,320,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$1.01
Service Shares	$1,000	$1,000.10	$1.11[2]
Capital Shares	$1,000	$1,000.10	$1.11[3]
Trust Shares	$1,000	$1,000.10	$1.11[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,024.10	$1.12[2]
Capital Shares	$1,000	$1,024.10	$1.12[3]
Trust Shares	$1,000	$1,024.10	$1.12[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Service Shares	0.22%
Capital Shares	0.22%
Trust Shares	0.22%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.26 and $1.28, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.53 and $3.57, respectively.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Prime Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
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likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
CUSIP 60934N708
CUSIP 608919767
CUSIP 60934N146
Q450200 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2014
Share Class	Ticker
Institutional	PVOXX
Service	PVSXX
Capital	PVCXX

Federated Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	44.6%
Bank Instruments	31.4%
Variable Rate Instruments	9.6%
Repurchase Agreements	14.4%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100%
At January 31, 2014, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	38.4%[5]
8-30 Days	16.6%
31-90 Days	32.1%
91-180 Days	12.6%
181 Days or more	0.3%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, bank notes, collateralized loan agreements, commercial paper, corporate bonds, corporate notes, loan participation, municipal bonds and short-term municipals with interest rates that are fixed or that reset periodically.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 19.1% of the Fund's portfolio.
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Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.8%
		Finance - Automotive—0.6%
$23,097,223	[1,2]	M&T Bank Auto Receivables Trust 2013-1, Class A1, 0.250%, 9/15/2014	$23,097,223
26,939,749		Mercedes-Benz Auto Lease Trust 2013-B, Class A1, 0.260%, 12/15/2014	26,939,749
		TOTAL	50,036,972
		Finance - Equipment—0.2%
18,301,002	[1,2]	Leaf Equipment Contract Backed Notes, Series 2013-1, Class A1, 0.320%, 10/15/2014	18,301,002
		Finance - Retail—1.0%
79,500,000	[1,2,3]	Holmes Master Issuer PLC 2013-1, Class A1, 0.254%, 2/15/2014	79,500,000
		TOTAL ASSET-BACKED SECURITIES	147,837,974
		BANK NOTE—1.3%
		Finance - Banking—1.3%
100,000,000		Bank of America N.A., 0.210%, 2/24/2014	100,000,000
		CERTIFICATES OF DEPOSIT—31.4%
		Finance - Banking—31.4%
173,000,000		BNP Paribas SA, 0.220%, 2/13/2014	173,000,000
50,000,000	[3]	Bank of Montreal, 0.228%, 2/24/2014	50,000,000
100,000,000	[3]	Bank of Montreal, 0.229%, 2/18/2014	100,000,000
100,000,000	[3]	Bank of Montreal, 0.236%, 4/22/2014	100,000,000
30,000,000		Bank of Nova Scotia, Toronto, 0.250%, 6/23/2014	30,000,000
150,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200%, 3/5/2014	150,000,000
100,000,000	[3]	Canadian Imperial Bank of Commerce, 0.298%, 2/24/2014	100,000,000
70,000,000		Credit Agricole Corporate and Investment Bank, 0.220%, 4/22/2014	70,000,000
59,100,000		Credit Suisse, Zurich, 0.230%, 3/6/2014	59,100,000
47,000,000		Credit Suisse, Zurich, 0.230%, 5/16/2014	47,000,000
20,000,000		Credit Suisse, Zurich, 0.240%, 4/21/2014	20,000,000
100,000,000		Deutsche Bank AG, 0.240%, 4/30/2014	100,000,000
50,000,000	[3]	Deutsche Bank AG, 0.250%, 2/3/2014	50,000,000
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.357%, 2/21/2014	150,000,000
25,000,000		JPMorgan Chase Bank, N.A., 0.420%, 7/30/2014	25,000,000
250,000,000		Mizuho Bank Ltd., 0.200% - 0.210%, 2/14/2014 - 4/15/2014	250,000,000
135,000,000		Natixis, 0.230% - 0.240%, 2/7/2014 - 2/18/2014	134,999,668
75,000,000	[3]	PNC Bank, N.A., 0.490%, 3/20/2014	75,000,000
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2

Principal Amount			Value
		CERTIFICATES OF DEPOSIT—continued
		Finance - Banking—continued
$135,000,000		Rabobank Nederland NV, Utrecht, 0.230% - 0.240%, 4/25/2014 - 6/25/2014	$135,000,000
45,000,000		Rabobank Nederland NV, Utrecht, 0.275%, 3/6/2014	44,988,672
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.333%, 4/4/2014	50,000,000
15,000,000		Societe Generale, Paris, 0.230%, 3/10/2014	15,000,000
320,000,000		Sumitomo Mitsui Banking Corp., 0.220% M - 0.230%, 2/28/2014 - 5/28/2014	320,000,000
100,000,000	[3]	Toronto Dominion Bank, 0.217%, 2/18/2014	100,000,000
125,000,000		Toronto Dominion Bank, 0.240% - 0.320%, 3/4/2014 - 3/26/2014	125,000,000
40,000,000	[3]	Wells Fargo Bank, N.A., 0.244%, 3/17/2014	40,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,514,088,340
		COLLATERALIZED LOAN AGREEMENTS—15.2%
		Finance - Banking—15.2%
105,000,000		Barclays Capital, Inc., 0.203%—0.679%, 3/28/2014 - 1/21/2015	105,000,000
170,500,000		Citigroup Global Markets, Inc., 0.558%—0.760%, 2/3/2014 - 4/1/2014	170,500,000
24,000,000		Credit Suisse Securities (USA) LLC, 0.649%, 4/17/2014	24,000,000
70,000,000		Deutsche Bank Securities, Inc., 0.253%, 3/7/2014 - 3/10/2014	70,000,000
40,000,000		JPMorgan Securities LLC, 0.345%, 3/17/2014	40,000,000
177,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.355% - 0.679%, 2/3/2014 - 4/21/2014	177,000,000
125,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.253%, 2/5/2014 - 2/14/2014	125,000,000
105,000,000		Mizuho Securities USA, Inc., 0.456% - 1.156%, 2/14/2014 - 4/16/2014	105,000,000
190,000,000		Pershing LLC, 0.304% - 0.355%, 2/3/2014	190,000,000
139,000,000		RBC Capital Markets, LLC, 0.243% - 0.355%, 2/13/2014 - 2/14/2014	139,000,000
70,000,000		Wells Fargo Securities, LLC, 0.355%—0.385%, 2/10/2014 - 2/28/2014	70,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,215,500,000
		COMMERCIAL PAPER—22.7%[4]
		Aerospace/Auto—0.5%
39,280,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.250% - 0.280%, 2/20/2014 - 3/11/2014	39,271,507
		Electric Power—0.1%
9,500,000		Virginia Electric & Power Co., 0.240%, 2/13/2014 - 2/24/2014	9,498,646
		Finance - Banking—14.1%
140,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.301% - 0.331%, 4/8/2014 - 8/5/2014	139,887,067
35,000,000		Credit Agricole North America, Inc., 0.220%, 3/4/2014	34,993,369
250,000,000		ING (U.S.) Funding LLC, 0.210%, 4/17/2014 - 5/2/2014	249,881,583
123,200,000	[1,2]	JPMorgan Securities LLC, 0.280% - 0.300%, 4/23/2014 - 7/16/2014	123,102,240
135,000,000	[1,2]	LMA-Americas LLC, 0.210% - 0.250%, 3/4/2014 - 4/17/2014	134,950,546
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3

Principal Amount			Value
		COMMERCIAL PAPER—continued[4]
		Finance - Banking—continued
$12,500,000		Los Angeles County, CA Metropolitan Transportation Authority (Series A-T-SMBC), (Sumitomo Mitsui Banking Corp. LOC), 0.200%, 4/3/2014	$12,500,000
44,346,000		Los Angeles County, CA Metropolitan Transportation Authority (Series A-T-UB), (Union Bank, N.A. LOC), 0.180% - 0.200%, 3/17/2014 - 4/2/2014	44,346,000
225,100,000	[1,2]	Nationwide Building Society, 0.210% - 0.250%, 3/6/2014 - 4/2/2014	225,029,112
100,000,000		PNC Bank, N.A., 0.270%, 5/21/2014	100,000,000
50,000,000		Standard Chartered Bank PLC, 0.220%, 2/20/2014	49,994,195
17,000,000	[1,2]	Sumitomo Mitsui Banking Corp., 0.220%, 4/1/2014	16,993,870
		TOTAL	1,131,677,982
		Finance - Commercial—1.7%
55,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.230%, 3/26/2014	54,981,376
30,000,000	[1,2]	Versailles Commercial Paper LLC, 0.230%, 3/24/2014	29,990,225
50,000,000	[1,2]	Versailles Commercial Paper LLC, 0.247%, 6/18/2014	50,000,000
		TOTAL	134,971,601
		Finance - Retail—2.2%
147,500,000	[1,2]	Chariot Funding LLC, 0.301%, 3/7/2014 - 7/17/2014	147,399,708
27,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.301%, 4/11/2014	26,984,475
		TOTAL	174,384,183
		Oil & Oil Finance—0.4%
34,400,000	[1,2,3]	Devon Energy Corp., 0.308%, 2/25/2014	34,400,000
		Sovereign—3.4%
270,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.235%—0.250%, 4/22/2014—6/20/2014	269,802,970
		Telecommunications—0.3%
21,260,000	[1,2]	Comcast Corp., 0.250%, 2/14/2014 - 2/18/2014	21,257,725
		TOTAL COMMERCIAL PAPER	1,815,264,614
		CORPORATE BOND—0.1%
		Finance - Commercial—0.1%
5,512,000		General Electric Capital Corp., 5.900%, 5/13/2014	5,596,962
		CORPORATE NOTE—0.3%
		Finance - Banking—0.3%
25,000,000		PNC Bank, N.A., 0.260%, 5/5/2014	25,000,000
		LOAN PARTICIPATION—1.4%
		Chemicals—1.4%
110,000,000		DuPont Teijin Films U.S. L.P., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.400%, 2/26/2014	110,000,000
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Principal Amount			Value
		MUNICIPAL BOND—0.2%
		Municipal—0.2%
$17,920,000		Brick Township, NJ, (Series 2014A), 0.750%, 7/22/2014	$17,946,919
		NOTES - VARIABLE—9.6%[3]
		Finance - Banking—8.3%
10,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.170%, 2/6/2014	10,000
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.418%, 2/4/2014	100,000,000
50,000,000		Bank of Montreal, 0.706%, 4/29/2014	50,055,338
2,895,000		Baramax LLC, Series 2002, (TD Bank, N.A. LOC), 0.250%, 2/5/2014	2,895,000
24,500,000	[1,2]	BlackRock Municipal Bond Trust, VMTP Shares, Weekly VRDPs (Series T0014), 0.140%, 2/3/2014	24,500,000
11,345,000		Boldt Healthcare Properties, LLC, (Series 2008A), (BMO Harris Bank, N.A. LOC), 0.150%, 2/6/2014	11,345,000
11,325,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 0.270%, 2/6/2014	11,325,000
9,260,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.220%, 2/6/2014	9,260,000
3,300,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 2/4/2014	3,300,000
20,000,000		Connecticut State HFA, (2008 Series E), 0.060%, 2/6/2014	20,000,000
10,265,000		Connecticut Water Co., (Series 2004), (RBS Citizens, N.A. LOC), 0.410%, 2/5/2014	10,265,000
4,245,000		DJD Investments, LLC, (Series 2004), (PNC Bank, N.A. LOC), 0.160%, 2/6/2014	4,245,000
3,335,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 2/4/2014	3,335,000
4,900,000		Elsinore Properties LP, (Series 2012), (Fifth Third Bank, Cincinnati LOC), 0.300%, 2/6/2014	4,900,000
8,020,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 0.220%, 2/6/2014	8,020,000
1,615,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 2/7/2014	1,615,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A. LOC), 0.140%, 2/5/2014	16,700,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.150%, 2/6/2014	7,000,000
3,005,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 2/4/2014	3,005,000
100,000,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.170%, 2/3/2014	100,000,000
14,540,000		Madison Hotel Investors I LLC, (Series 2005 A), (BMO Harris Bank, N.A. LOC), 0.150%, 2/6/2014	14,540,000
7,240,000		Marsh Enterprises, LLC, (Series 2003), (Fifth Third Bank, Cincinnati LOC), 0.300%, 2/6/2014	7,240,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		NOTES - VARIABLE—continued[3]
		Finance - Banking—continued
$16,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 2/4/2014	$16,000,000
15,470,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 2/4/2014	15,470,000
3,650,000		Massachusetts IFA, (Series 1992B), 0.300%, 2/27/2014	3,650,000
10,330,000	[1,2]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-433), (GTD by Deutsche Bank AG), 0.100%, 2/6/2014	10,330,000
27,000,000		Michigan Finance Authority, (Series 2010-C), (Bank of Montreal LOC), 0.120%, 2/6/2014	27,000,000
2,845,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 2/4/2014	2,845,000
3,424,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.090%, 2/6/2014	3,424,000
6,845,000		New York City Housing Development Corp., (Series 2009 A2), (RBS Citizens, N.A. LOC), 0.400%, 2/5/2014	6,845,000
50,500,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens, N.A. LOC), 0.370%, 2/5/2014	50,500,000
31,085,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens, N.A. LOC), 0.400%, 2/5/2014	31,085,000
5,975,000		Orthopaedic Hospital of Wisconsin LLC, (Series 09-A), (Bank of Montreal LOC), 0.150%, 2/6/2014	5,975,000
13,725,000		PA SPE LLC, (Series 2009A), (BMO Harris Bank, N.A. LOC), 0.150%, 2/6/2014	13,725,000
4,660,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 0.270%, 2/6/2014	4,660,000
7,795,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 2/7/2014	7,795,000
6,290,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/6/2014	6,290,000
6,705,000		WCN Properties, Inc., (Series 2), (Fulton Bank, N.A. LOC), 1.200%, 2/6/2014	6,705,000
25,000,000		Wells Fargo Bank, N.A., 0.335%, 3/20/2014	25,000,000
5,090,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 2/7/2014	5,090,000
3,670,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 2/5/2014	3,670,000
6,230,000		Yonkers, NY IDA, JME Associates, LLC (Series 2006), (TD Bank, N.A. LOC), 0.220%, 2/6/2014	6,230,000
		TOTAL	665,844,338
		Finance - Commercial—0.3%
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.205%, 2/7/2014	25,000,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	NOTES - VARIABLE—continued[3]
	Finance - Retail—0.5%
$43,000,000	AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.715%, 2/15/2014	$43,000,000
	Government Agency—0.1%
7,000,000	Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), 0.400%, 2/5/2014	7,000,000
	Metals—0.2%
15,000,000	St. James Parish, LA, (Series 2010A-1), (GTD by Nucor Corp.), 0.320%, 2/5/2014	15,000,000
	Oil & Oil Finance—0.2%
14,525,000	Port of Port Arthur Navigation District, Revenue Bonds (Series 1998), (GTD by Total SA), 0.130%, 2/5/2014	14,525,000
	TOTAL NOTES - VARIABLE	770,369,338
	SHORT-TERM MUNICIPAL—1.6%
	Municipal—1.6%
130,000,000	New Jersey State, 2.000%, 6/26/2014	130,853,307
	REPURCHASE AGREEMENTS—14.4%
750,000,000	Interest in $3,128,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,128,007,820 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2023 and the market value of those underlying securities was $3,190,568,072.	750,000,000
301,942,000	Interest in $2,710,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,710,006,775 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $2,766,646,403.	301,942,000
100,000,000	Repurchase agreement 0.04%, dated 1/31/2014 under which Pershing LLC will repurchase securities provided as collateral for $100,000,333 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2063 and the market value of those underlying securities was $102,170,462.	100,000,000
	TOTAL REPURCHASE AGREEMENTS	1,151,942,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	8,004,399,454
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	2,907,282
	TOTAL NET ASSETS—100%	$8,007,306,736
Semi-Annual Shareholder Report
7

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $1,594,779,046, which represented 19.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $1,594,779,046, which represented 19.9% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IFA	—Industrial Finance Authority
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
VMTP	—Variable Rate Municipal Term Preferred
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.002	0.002	0.002	0.017
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.002	0.002	0.002	0.017
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.002)	(0.002)	(0.002)	(0.017)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.002)	(0.002)	(0.002)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.13%	0.20%	0.20%	0.24%	1.73%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.22%
Net investment income	0.07%[3]	0.14%	0.20%	0.20%	0.25%	1.66%
Expense waiver/reimbursement[4]	0.08%[3]	0.08%	0.08%	0.09%	0.09%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,854,412	$4,925,798	$4,994,520	$6,333,286	$6,423,716	$8,831,803
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.015
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.015
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.04%	1.48%
Ratios to Average Net Assets:
Net expenses	0.26%[3]	0.33%	0.39%	0.40%	0.41%	0.47%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.05%	1.49%
Expense waiver/reimbursement[4]	0.28%[3]	0.21%	0.15%	0.14%	0.13%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,674,582	$1,719,825	$1,001,793	$989,380	$1,052,627	$2,138,614
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.001	0.001	0.016
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.001	0.001	0.016
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.001)	(0.016)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.001)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.04%	0.10%	0.10%	0.14%	1.64%
Ratios to Average Net Assets:
Net expenses	0.26%[3]	0.29%	0.30%	0.30%	0.30%	0.30%
Net investment income	0.01%[3]	0.04%	0.10%	0.10%	0.16%	1.89%
Expense waiver/reimbursement[4]	0.12%[3]	0.09%	0.08%	0.09%	0.09%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$478,313	$497,885	$547,326	$549,187	$662,048	$1,162,306
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Investment in repurchase agreements	$1,151,942,000
Investment in securities	6,852,457,454
Total investment in securities, at amortized cost and fair value		$8,004,399,454
Cash		899,781
Income receivable		1,902,504
Receivable for shares sold		1,477,221
TOTAL ASSETS		8,008,678,960
Liabilities:
Payable for shares redeemed	1,094,137
Income distribution payable	96,795
Payable for custodian fees	45,713
Payable for shareholder services fee (Note 4)	102,900
Accrued expenses (Note 4)	32,679
TOTAL LIABILITIES		1,372,224
Net assets for 8,007,389,387 shares outstanding		$8,007,306,736
Net Assets Consist of:
Paid-in capital		$8,007,389,387
Accumulated net realized gain on investments		7,360
Distributions in excess of net investment income		(90,011)
TOTAL NET ASSETS		$8,007,306,736
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$5,854,412,354 ÷ 5,854,458,704 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,674,581,789 ÷ 1,674,612,965 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$478,312,593 ÷ 478,317,718 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Interest			$10,389,673
Expenses:
Investment adviser fee (Note 4)		$7,663,911
Administrative fee (Note 4)		2,992,757
Custodian fees		125,551
Transfer agent fee		47,229
Directors'/Trustees' fees (Note 4)		21,890
Auditing fees		11,091
Legal fees		8,467
Portfolio accounting fees		94,202
Shareholder services fee (Note 4)		2,284,276
Account administration fee (Note 2)		135,993
Share registration costs		58,346
Printing and postage		27,244
Insurance premiums (Note 4)		9,574
Miscellaneous (Note 4)		20,338
TOTAL EXPENSES		13,500,869
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(3,228,923)
Waiver of shareholder services fee	(1,607,229)
Reimbursement of shareholder services fee	(167,510)
TOTAL WAIVERS AND REIMBURSEMENT		(5,003,662)
Net expenses			8,497,207
Net investment income			1,892,466
Net realized gain on investments			8,697
Change in net assets resulting from operations			$1,901,163
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,892,466	$7,997,749
Net realized gain on investments	8,697	39,961
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,901,163	8,037,710
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,843,958)	(7,639,360)
Service Shares	(87,431)	(168,571)
Capital Shares	(23,749)	(207,464)
Distributions from net realized gain on investments
Institutional Shares	(24,075)	(13,225)
Service Shares	(7,758)	(3,171)
Capital Shares	(2,141)	(1,236)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,989,112)	(8,033,027)
Share Transactions:
Proceeds from sale of shares	45,456,640,271	73,035,757,124
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Prime Money Market Fund	—	817,780,854
Net asset value of shares issued to shareholders in payment of distributions declared	1,290,258	4,798,594
Cost of shares redeemed	(44,594,043,654)	(73,258,471,361)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	863,886,875	599,865,211
Change in net assets	863,798,926	599,869,894
Net Assets:
Beginning of period	7,143,507,810	6,543,637,916
End of period (including (distributions in excess of) net investment income of $(90,011) and $(27,339), respectively)	$8,007,306,736	$7,143,507,810
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 35 portfolios. The financial statements included herein are only those of Federated Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
On September 7, 2012, the Fund acquired all of the net assets of Fifth Third Prime Money Market Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on September 5, 2012. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2012, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2013, are as follows:
Net investment income*	$7,923,113
Net realized gain on investments	$ 39,961
Net increase in net assets resulting from operations	$7,963,074
*	Net investment income includes $84,180 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets as of July 31, 2013.
For every one share of Fifth Third Prime Money Market Fund's Institutional Shares, Class A Shares, Class B Shares and Class C Shares exchanged, a shareholder received one share of the Fund's Service Shares.
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15

The Fund received net assets from Fifth Third Prime Money Market Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Fifth Third Prime Money Market Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
817,780,854	$817,780,854	$7,891,938,895	$8,709,719,749
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
Semi-Annual Shareholder Report
16

additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2014, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$108,533
Capital Shares	27,460
TOTAL	$135,993
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
17

Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	42,548,230,107	$ 42,548,230,107	68,196,092,749	$68,196,092,749
Shares issued to shareholders in payment of distributions declared	1,220,424	1,220,424	4,559,474	4,559,474
Shares redeemed	(41,620,786,294)	(41,620,786,294)	(68,269,376,070)	(68,269,376,070)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	928,664,237	$ 928,664,237	(68,723,847)	$(68,723,847)

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,978,452,202	$ 1,978,452,202	3,032,171,466	$3,032,171,466
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third Prime Money Market Fund	—	—	817,780,854	817,780,854
Shares issued to shareholders in payment of distributions declared	53,846	53,846	95,944	95,944
Shares redeemed	(2,023,716,563)	(2,023,716,563)	(3,132,017,814)	(3,132,017,814)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(45,210,515)	$ (45,210,515)	718,030,450	$718,030,450

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	929,957,962	$ 929,957,962	1,807,492,909	$1,807,492,909
Shares issued to shareholders in payment of distributions declared	15,988	15,988	143,176	143,176
Shares redeemed	(949,540,797)	(949,540,797)	(1,857,077,477)	(1,857,077,477)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,566,847)	$ (19,566,847)	(49,441,392)	$(49,441,392)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	863,886,875	$863,886,875	599,865,211	$599,865,211
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the Adviser voluntarily waived $3,228,923 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2014, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$2,075,998	$(144,064)	$(1,533,642)
Capital Shares	208,278	(23,446)	(73,587)
TOTAL	$2,284,276	$(167,510)	$(1,607,229)
For the six months ended January 31, 2014, FSSC did not receive any fees paid by the Fund. For the six months ended January 31, 2014, the Fund's Institutional Shares did not incur a Service Fee.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2014, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act amounted to $63,000,000.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.30	$1.01
Service Shares	$1,000	$1,000.10	$1.31[2]
Capital Shares	$1,000	$1,000.10	$1.31[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,023.89	$1.33[2]
Capital Shares	$1,000	$1,023.89	$1.33[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Service Shares	0.26%
Capital Shares	0.26%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
3	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.53, respectively.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Prime Value Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
Semi-Annual Shareholder Report
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likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Prime Value Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
CUSIP 60934N575
CUSIP 60934N567
Q450201 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2014
Share Class	Ticker
Institutional	TBIXX
Service	TBSXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables
At January 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	79.6%
Municipal Notes	14.5%
Commercial Paper	5.8%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At January 31, 2014, the Fund's effective3 maturity schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.4%
8-30 Days	3.7%
31-90 Days	4.7%
91-180 Days	6.0%
181 Days or more	8.1%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1,2]
		Alabama—3.9%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.040%, 2/6/2014	$6,000,000
4,000,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-0046) Weekly VRDNs (Ascension Health Alliance Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	4,000,000
8,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.060%, 2/6/2014	8,000,000
13,325,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.060%, 2/6/2014	13,325,000
28,000,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Credit Agricole Corporate and Investment Bank LOC), 0.070%, 2/6/2014	28,000,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.060%, 2/3/2014	12,000,000
31,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.45% TOBs (Alabama Power Co.), Mandatory Tender 9/23/2014	31,004,472
27,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.080%, 2/5/2014	27,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.040%, 2/5/2014	10,000,000
100,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.040%, 2/5/2014	100,000,000
25,000,000		Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.040%, 2/5/2014	25,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.040%, 2/5/2014	10,000,000
11,755,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.080%, 2/6/2014	11,755,000
5,420,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	5,420,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Alabama—continued
$2,675,000		Washington County, AL Industrial Development Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(UBS AG LOC), 0.040%, 2/5/2014	$2,675,000
		TOTAL	294,179,472
		Alaska—0.4%
30,000,000		Alaska State Housing Finance Corp., (2009 Series D) Weekly VRDNs (Bank of America N.A. LIQ), 0.040%, 2/6/2014	30,000,000
		Arizona—1.1%
21,870,000	[3,4]	Arizona State, Stage Trust (Series 2011-9C), 0.18% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/13/2014	21,870,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.050%, 2/6/2014	4,000,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificates (Series 2008-3284) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.060%, 2/6/2014	7,845,000
10,135,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.050%, 2/6/2014	10,135,000
28,500,000		Yavapai County, AZ IDA—Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.050%, 2/6/2014	28,500,000
9,500,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/6/2014	9,500,000
		TOTAL	81,850,000
		California—9.3%
34,620,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.050%, 2/3/2014	34,620,000
24,740,000	[3,4]	Bay Area Toll Authority, CA, PUTTERs (Series 1962) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 2/6/2014	24,740,000
28,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.15% CP (Kaiser Permanente), Mandatory Tender 5/16/2014	28,000,000
73,300,000		California State, (Series 2005B-1) Weekly VRDNs (Bank of America N.A. LOC), 0.040%, 2/5/2014	73,300,000
75,000,000		California State, (Series 2013-2014 A-2), 2.00% RANs, 6/23/2014	75,515,390
4,400,000		California Statewide Communities Development Authority MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.040%, 2/6/2014	4,400,000
21,780,000		California Statewide Communities Development Authority, (Series 2002E) Weekly VRDNs (Kaiser Permanente), 0.030%, 2/5/2014	21,780,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$19,045,000		California Statewide Communities Development Authority, (Series 2004E), 0.12% CP (Kaiser Permanente), Mandatory Tender 7/2/2014	$19,045,000
30,000,000		California Statewide Communities Development Authority, (Series 2004I), 0.14% CP (Kaiser Permanente), Mandatory Tender 5/5/2014	30,000,000
20,660,000		California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.050%, 2/6/2014	20,660,000
28,000,000		California Statewide Communities Development Authority, (Series 2008B), 0.14% CP (Kaiser Permanente), Mandatory Tender 5/2/2014	28,000,000
10,000,000		California Statewide Communities Development Authority, (Series 2009B-4), 0.17% CP (Kaiser Permanente), Mandatory Tender 4/4/2014	10,000,000
10,000,000		California Statewide Communities Development Authority, (Series B-5), 0.14% CP (Kaiser Permanente), Mandatory Tender 3/19/2014	10,000,000
13,500,000		California Statewide Communities Development Authority, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.040%, 2/6/2014	13,500,000
4,925,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2011A) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Union Bank, N.A. LOC), 0.060%, 2/5/2014	4,925,000
35,000,000		Los Angeles County, CA, 2.00% TRANs, 6/30/2014	35,259,461
14,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.040%, 2/6/2014	14,000,000
28,050,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Eagles (Series 2013-0005) Weekly VRDNs (Citibank NA, New York LIQ), 0.050%, 2/6/2014	28,050,000
25,385,000	[3,4]	Los Angeles, CA USD, Solar Eclipse (Series 2006-0018) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	25,385,000
21,500,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 4), Weekly VRDPs, (GTD by Citibank NA LIQ), 0.100%, 2/6/2014	21,500,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.040%, 2/6/2014	10,125,000
17,285,000	[3,4]	Palomar, CA CCD, Wells Fargo Stage Trust (Series 2008-18C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	17,285,000
8,685,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 2/6/2014	8,685,000
15,000,000		San Bernardino County, CA, (Series A), 2.00% TRANs, 6/30/2014	15,111,197
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$10,000,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 7, (Series 2005A: Hunters Point Shipyard Phase One) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.040%, 2/6/2014	$10,000,000
34,975,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	34,975,000
7,080,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C) Weekly VRDNs (Grant, CA Joint Union High School District)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	7,080,000
66,000,000		University of California (The Regents of), (2013 Series AL-3) Weekly VRDNs, 0.030%, 2/6/2014	66,000,000
4,500,000		Upland, CA Community Redevelopment Agency, (Series 2007) Weekly VRDNs (Sunset Ridge Apartments and Village Apartments)/(FHLB of San Francisco LOC), 0.070%, 2/5/2014	4,500,000
		TOTAL	696,441,048
		Colorado—0.6%
1,390,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 2/6/2014	1,390,000
16,810,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-493) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.060%, 2/6/2014	16,810,000
8,235,000		Traer Creek Metropolitan District, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC), 0.180%, 2/5/2014	8,235,000
15,800,000		Traer Creek Metropolitan District, CO, (Series 2004) Weekly VRDNs (BNP Paribas SA LOC), 0.180%, 2/5/2014	15,800,000
		TOTAL	42,235,000
		Connecticut—0.8%
10,200,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.040%, 2/6/2014	10,200,000
52,446,000		Hartford County, CT Metropolitan District, 2.00% BANs, 3/25/2014	52,580,600
		TOTAL	62,780,600
		District of Columbia—1.0%
3,800,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 2/7/2014	3,800,000
4,625,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	4,625,000
15,050,000		District of Columbia Revenue, (Series 2008) Daily VRDNs (American University)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 2/3/2014	15,050,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		District of Columbia—continued
$12,605,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	$12,605,000
14,175,000	[3,4]	District of Columbia Water & Sewer Authority, Stage Trust (Series 2008-21C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	14,175,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.040%, 2/6/2014	26,665,000
		TOTAL	76,920,000
		Florida—7.1%
28,375,000	[3,4]	Broward County, FL, Clipper Tax-Exempt Certificates Trust (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.070%, 2/6/2014	28,375,000
18,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) (Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.040%, 2/6/2014	18,000,000
15,865,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198) Weekly VRDNs (Florida State)/(Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	15,865,000
55,355,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.050%, 2/3/2014	55,355,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C7) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.060%, 2/5/2014	4,705,000
29,400,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.040%, 2/5/2014	29,400,000
14,900,000		Manatee County, FL, Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.070%, 2/3/2014	14,900,000
15,400,000		North Broward Florida Hospital District, (Series 2005A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.040%, 2/6/2014	15,400,000
30,000,000		North Broward Florida Hospital District, (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.040%, 2/6/2014	30,000,000
44,580,000	[3,4]	Orange County, FL, Health Facilities Authority, SPEARs (Series DBE-1071) Weekly VRDNs (Orlando Health, Inc.)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.090%, 2/6/2014	44,580,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.060%, 2/6/2014	113,750,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.050%, 2/6/2014	22,600,000
122,510,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.060%, 2/3/2014	122,510,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$11,625,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.13% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 4/9/2014	$11,625,000
10,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.140%, 2/6/2014	10,000,000
		TOTAL	537,065,000
		Georgia—2.3%
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.090%, 2/6/2014	10,000,000
1,920,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.090%, 2/6/2014	1,920,000
1,840,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Sophia Academy, Inc.)/(FHLB of Atlanta LOC), 0.090%, 2/6/2014	1,840,000
1,500,000		Fayette County, GA Hospital Authority, Series 2009B Weekly VRDNs (Fayette Community Hospital)/(FHLB of Atlanta LOC), 0.030%, 2/5/2014	1,500,000
1,400,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/6/2014	1,400,000
53,145,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.080%, 2/5/2014	53,145,000
6,205,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP), 0.20% TOBs (Wells Fargo & Co. LIQ), Optional Tender 6/12/2014	6,205,000
11,090,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	11,090,000
50,450,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.040%, 2/6/2014	50,450,000
21,275,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.040%, 2/5/2014	21,275,000
17,475,000		South Fulton, Georgia Municipal Regional Water and Sewer Authority, (Series 2007) Weekly VRDNs (Bank of America N.A. LOC), 0.050%, 2/6/2014	17,475,000
		TOTAL	176,300,000
		Hawaii—0.1%
10,290,000	[3,4]	University of Hawaii, Stage Trust (Series 2008-11C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	10,290,000
		Idaho—0.5%
27,275,000	[3,4]	Boise State University, Solar Eclipse (Series 2007-0002) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	27,275,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Idaho—continued
$10,910,000		Idaho Health Facilities Authority, (CHE Trinity Healthcare Credit Group), MVRENs (Series 2013ID), 0.110%, 2/6/2014	$10,910,000
		TOTAL	38,185,000
		Illinois—8.2%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.040%, 2/6/2014	12,410,000
28,345,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.060%, 2/6/2014	28,345,000
3,700,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 0.090%, 2/6/2014	3,700,000
2,510,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.040%, 2/6/2014	2,510,000
10,845,000	[3,4]	Chicago, IL O'Hare International Airport, SPEARs (Series DBE-534) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.060%, 2/6/2014	10,845,000
20,175,000		Chicago, IL, Neighborhoods Alive 21 (Series 2002B-3) Daily VRDNs (Royal Bank of Canada, Montreal LOC), 0.050%, 2/3/2014	20,175,000
24,340,000		Chicago, IL, Neighborhoods Alive 21 (Series 2002B-4) Daily VRDNs (Bank of New York Mellon LOC), 0.050%, 2/3/2014	24,340,000
6,520,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.060%, 2/6/2014	6,520,000
15,400,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(PNC Bank, N.A. LOC), 0.050%, 2/6/2014	15,400,000
33,200,000		Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(BMO Harris Bank, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.040%, 2/5/2014	33,200,000
600,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.240%, 2/6/2014	600,000
6,500,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(PNC Bank, N.A. LOC), 0.060%, 2/5/2014	6,500,000
19,900,000		Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Chicago Theatre Group Inc.)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.040%, 2/5/2014	19,900,000
7,000,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B),0.160%, 2/6/2014	7,000,000
20,000,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Ingalls Health System Obligated Group)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/5/2014	20,000,000
1,000,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.070%, 2/6/2014	1,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$24,635,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Bradley University)/(Northern Trust Co., Chicago, IL LOC), 0.040%, 2/6/2014	$24,635,000
92,900,000		Illinois Finance Authority, (Series 2008C-1) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.060%, 2/5/2014	92,900,000
43,275,000		Illinois Finance Authority, (Series 2008C-2B) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.060%, 2/5/2014	43,275,000
19,700,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.040%, 2/6/2014	19,700,000
32,200,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (OSF Health Care Systems)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/5/2014	32,200,000
14,840,000		Illinois Finance Authority, (Series 2010A) Daily VRDNs (University of Chicago Medical Center)/(Bank of America N.A. LOC), 0.040%, 2/3/2014	14,840,000
12,900,000		Illinois Finance Authority, (Series 2012) Weekly VRDNs (Illinois Wesleyan University)/(PNC Bank, N.A. LOC), 0.040%, 2/6/2014	12,900,000
9,885,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2009-9C) Weekly VRDNs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	9,885,000
12,000,000		Illinois International Port District, (Series 2003) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.040%, 2/7/2014	12,000,000
25,000,000		Illinois State, (Series of June 2013), 4.00% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2014	25,361,201
27,110,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 2/6/2014	27,110,000
20,645,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-442) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.060%, 2/6/2014	20,645,000
11,300,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-453) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.060%, 2/6/2014	11,300,000
33,880,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-476) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.060%, 2/6/2014	33,880,000
14,085,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-607) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.060%, 2/6/2014	14,085,000
6,605,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.050%, 2/6/2014	6,605,000
		TOTAL	613,766,201
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Indiana—1.7%
$4,000,000		Center Grove Multi-Facility School Building Corporation, (Series 2013), 0.50% BANs, 9/15/2014	$4,000,000
730,000		Dekko Foundation, IN Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.440%, 2/6/2014	730,000
10,000,000		Indiana Development Finance Authority, (Series 2012) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.050%, 2/5/2014	10,000,000
74,695,000		Indiana State Finance Authority (Health System Bonds), (Series 2008A) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 2/6/2014	74,695,000
7,355,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2011C) Weekly VRDNs (Indiana University Health Obligated Group)/(Northern Trust Co., Chicago, IL LOC), 0.030%, 2/5/2014	7,355,000
12,000,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.040%, 2/6/2014	12,000,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(AgriBank FCB and AgriBank FCB LOCs), 0.090%, 2/6/2014	6,500,000
9,975,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Bank of America N.A. LOC), 0.110%, 2/6/2014	9,975,000
		TOTAL	125,255,000
		Iowa—1.8%
8,765,000		Iowa Finance Authority—Health Facilities, (Series 2013B-1) Weekly VRDNs (UnityPoint Health)/(Union Bank, N.A. LOC), 0.040%, 2/5/2014	8,765,000
12,305,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.040%, 2/6/2014	12,305,000
23,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.080%, 2/6/2014	23,500,000
56,900,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.040%, 2/5/2014	56,900,000
37,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.040%, 2/6/2014	37,000,000
		TOTAL	138,470,000
		Kansas—0.1%
3,800,000		Salina, KS, (Series 2013-1), 1.00% BANs, 8/1/2014	3,810,280
5,400,000		Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(BMO Harris Bank, N.A. LOC), 0.040%, 2/6/2014	5,400,000
		TOTAL	9,210,280
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Kentucky—2.3%
$10,415,000		Boyle County, KY, (Series 2006) Weekly VRDNs (Ephraim McDowell Health Project)/(Branch Banking & Trust Co. LOC), 0.040%, 2/6/2014	$10,415,000
16,000,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-2), 0.190%, 2/6/2014	16,000,000
12,900,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-3), 0.190%, 2/6/2014	12,900,000
69,555,000		Kentucky EDFA, (Series 2009B-3) Weekly VRDNs (Baptist Healthcare System)/(Branch Banking & Trust Co. LOC), 0.030%, 2/5/2014	69,555,000
42,250,000		Louisville & Jefferson County, KY Metropolitan Sewer District, (Series 2013), 2.00% BANs, 11/26/2014	42,806,542
15,000,000		Pikeville, KY, (Series 2013), 1.00% BANs (Pikeville Medical Center, Inc.), 3/1/2014	15,007,791
2,935,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.050%, 2/7/2014	2,935,000
		TOTAL	169,619,333
		Louisiana—4.7%
1,810,000		Ascension Parish, LA IDB, (Series 2007) Weekly VRDNs (IMTT-Geismar)/(FHLB of Atlanta LOC), 0.030%, 2/5/2014	1,810,000
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.120%, 2/5/2014	25,000,000
3,860,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.070%, 2/5/2014	3,860,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.070%, 2/5/2014	3,350,000
23,400,000		Louisiana Public Facilities Authority, (Series 2005) Daily VRDNs (Air Products & Chemicals, Inc.), 0.040%, 2/3/2014	23,400,000
16,150,000		Louisiana Public Facilities Authority, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.040%, 2/3/2014	16,150,000
43,800,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.040%, 2/3/2014	43,800,000
12,125,000		Louisiana Public Facilities Authority, (Series 2008) Weekly VRDNs (Coca-Cola Bottling Co.)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	12,125,000
36,500,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.040%, 2/3/2014	36,500,000
11,000,000		Louisiana Public Facilities Authority, (Series 2008B) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.040%, 2/5/2014	11,000,000
13,100,000		Louisiana Public Facilities Authority, (Series 2008C) Daily VRDNs (Air Products & Chemicals, Inc.), 0.040%, 2/3/2014	13,100,000
20,875,000	[3,4]	Louisiana Public Facilities Authority, Solar Eclipse (Series 2007-0042) Weekly VRDNs (Tulane University, LA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.100%, 2/6/2014	20,875,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—continued
$103,000,000	[3,4]	Louisiana State Gas & Fuels Second Lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.040%, 2/6/2014	$103,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels Second Lien, Stage Trust (Series 2008—6C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	37,830,000
5,400,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.070%, 2/6/2014	5,400,000
		TOTAL	357,200,000
		Maine—0.1%
6,500,000		Kittery, ME, 1.00% BANs, 9/15/2014	6,528,078
3,350,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	3,350,000
		TOTAL	9,878,078
		Maryland—1.0%
7,450,000		Baltimore County, MD Multi-Family Housing, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.040%, 2/6/2014	7,450,000
62,600,000		Baltimore County, MD, (Series 2013), 1.50% BANs, 2/24/2014	62,649,661
2,985,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 2/4/2014	2,985,000
978,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 2/4/2014	978,500
1,364,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.140%, 2/4/2014	1,364,000
3,000,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 2/7/2014	3,000,000
		TOTAL	78,427,161
		Massachusetts—0.9%
9,970,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.060%, 2/5/2014	9,970,000
20,000,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.060%, 2/6/2014	20,000,000
11,625,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.10% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 5/6/2014	11,625,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$15,300,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.030%, 2/5/2014	$15,300,000
8,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.130%, 2/6/2014	8,000,000
5,855,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.130%, 2/6/2014	5,855,000
		TOTAL	70,750,000
		Michigan—2.1%
12,320,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.080%, 2/6/2014	12,320,000
31,350,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/6/2014	31,350,000
3,000,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.030%, 2/5/2014	3,000,000
2,955,000		Michigan Finance Authority, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/6/2014	2,955,000
13,625,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.030%, 2/6/2014	13,625,000
8,650,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-6), 0.100%, 2/6/2014	8,650,000
9,735,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-7), 0.100%, 2/6/2014	9,735,000
7,100,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-8), 0.100%, 2/6/2014	7,100,000
1,000,000	[3,4]	Michigan State Hospital Financial Authority, ROCs (Series 14016) Weekly VRDNs (Ascension Health Alliance Subordinate Credit Group)/(Citibank NA, New York LIQ), 0.050%, 2/6/2014	1,000,000
4,600,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 2/6/2014	4,600,000
8,540,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.050%, 2/6/2014	8,540,000
8,135,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.080%, 2/6/2014	8,135,000
4,630,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.050%, 2/6/2014	4,630,000
900,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/6/2014	900,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Michigan—continued
$2,600,000	Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.040%, 2/3/2014	$2,600,000
1,925,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.050%, 2/6/2014	1,925,000
37,175,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.040%, 2/6/2014	37,175,000
880,000	Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.050%, 2/6/2014	880,000
	TOTAL	159,120,000
	Minnesota—1.8%
1,500,000	East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.060%, 2/6/2014	1,500,000
53,300,000	Hennepin County, MN, (Series C) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.030%, 2/6/2014	53,300,000
8,000,000	Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.040%, 2/6/2014	8,000,000
14,235,000	Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.050%, 2/6/2014	14,235,000
2,450,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B-1) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/3/2014	2,450,000
12,345,000	Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.050%, 2/6/2014	12,345,000
2,655,000	New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.040%, 2/6/2014	2,655,000
4,560,000	Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.040%, 2/6/2014	4,560,000
3,850,000	Rochester, MN Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.030%, 2/5/2014	3,850,000
11,800,000	Rochester, MN Health Care Facility Authority, (Series 2002A) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.030%, 2/5/2014	11,800,000
13,000,000	Rochester, MN Health Care Facility Authority, (Series 2002B Remarketed 4/16/08) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.030%, 2/5/2014	13,000,000
1,900,000	Rochester, MN Health Care Facility Authority, (Series A) Weekly VRDNs (Mayo Clinic)/(Wells Fargo Bank, N.A. LIQ), 0.030%, 2/5/2014	1,900,000
1,000,000	St. Cloud, MN ISD No. 742, (Series B), 0.65% TANs (GTD by Minnesota State), 8/8/2014	1,001,025
2,100,000	St. Francis, MN ISD#015, Certificates of Indebtedness (Series 2013A), 1.25% TANs (GTD by Minnesota State), 9/4/2014	2,111,714
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Minnesota—continued
$1,665,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2009C) Weekly VRDNs (Allina Health System, MN)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/6/2014	$1,665,000
		TOTAL	134,372,739
		Mississippi—0.6%
12,230,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	12,230,000
30,600,000		Perry County, MS, (Series 2002) Weekly VRDNs (Leaf River Forest Products, Inc.)/(Bank of Nova Scotia, Toronto LOC), 0.030%, 2/6/2014	30,600,000
		TOTAL	42,830,000
		Missouri—0.8%
8,270,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.140%, 2/6/2014	8,270,000
12,000,000		Missouri State HEFA, (BJC Health System, MO), MVRENs (Series 2013C), 0.110%, 2/6/2014	12,000,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.060%, 2/6/2014	26,000,000
17,400,000		St. Joseph, MO IDA, (Series 2009A) Weekly VRDNs (Heartland Regional Medical Center)/(Bank of Montreal LOC), 0.030%, 2/6/2014	17,400,000
		TOTAL	63,670,000
		Multi-State—0.6%
9,990,000		FHLMC, (Series M027-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.050%, 2/6/2014	9,990,000
33,400,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.130%, 2/6/2014	33,400,000
		TOTAL	43,390,000
		Nebraska—1.2%
71,845,000		Central Plains Energy Project, (Project #2) (Series 2009) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.040%, 2/6/2014	71,845,000
10,230,000		Nebraska Educational Finance Authority, (Series 2008) Daily VRDNs (Creighton University, NE)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/3/2014	10,230,000
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.070%, 2/6/2014	10,000,000
		TOTAL	92,075,000
		Nevada—1.3%
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-1) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.050%, 2/5/2014	6,500,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Nevada—continued
$59,850,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-3) Weekly VRDNs (Bank of America N.A. LOC), 0.050%, 2/5/2014	$59,850,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.040%, 2/6/2014	28,500,000
		TOTAL	94,850,000
		New Jersey—2.8%
6,243,300		Bernardsville, NJ, 1.00% BANs, 2/20/2014	6,245,403
7,862,775		Bloomfield Township, NJ, 1.00% BANs, 1/16/2015	7,897,905
4,000,000		Bordentown, NJ, (Series 2013 B), 1.25% BANs, 2/19/2014	4,000,971
5,694,750		Cinnaminson, NJ, 1.00% BANs, 5/21/2014	5,699,815
8,420,614		Englewood Cliffs, NJ, 1.00% BANs, 3/21/2014	8,427,443
3,850,000		Hasbrouck Heights, NJ, 1.00% BANs, 3/28/2014	3,852,883
40,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Clipper Tax-Exempt Certificate Trust (Series 2009-70) Weekly VRDNs (New Jersey State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.050%, 2/6/2014	40,000,000
30,305,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 2/6/2014	30,305,000
21,214,285		Ocean Township, NJ, (Series 2013), 1.00% BANs, 12/17/2014	21,321,187
20,000,000		Passaic County, NJ, (Series 2013A), 1.25% BANs, 12/19/2014	20,180,585
17,384,000		Rahway, NJ, 1.00% BANs, 8/8/2014	17,426,738
10,800,000		Sea Isle City, NJ, 1.00% BANs, 9/19/2014	10,827,018
7,616,711		Secaucus, NJ, 1.00% BANs, 6/13/2014	7,630,411
24,000,000		Vineland, NJ, 1.00% BANs, 7/17/2014	24,062,980
4,404,200		Waldwick, NJ, 1.00% BANs, 3/28/2014	4,407,830
		TOTAL	212,286,169
		New Mexico—1.7%
125,375,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.040%, 2/6/2014	125,375,000
		New York—12.8%
10,000,000		Buffalo, NY, 1.00% BANs, 4/30/2014	10,016,081
37,800,000		Corning, NY City School District, 1.50% BANs, 2/14/2014	37,816,240
12,000,000	[3,4]	Metropolitan Transportation Authority, NY, P-FLOATs (MT-844) Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.100%, 2/6/2014	12,000,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	New York—continued
$5,400,000	Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.040%, 2/5/2014	$5,400,000
36,600,000	New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 2/3/2014	36,600,000
10,450,000	New York City, NY Municipal Water Finance Authority, (Series 2013AA-2) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.040%, 2/6/2014	10,450,000
5,000,000	New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.050%, 2/3/2014	5,000,000
10,000,000	New York City, NY Municipal Water Finance Authority, Extendible CP (Series 7), 0.080%, 2/6/2014	10,000,000
48,900,000	New York City, NY Municipal Water Finance Authority, Fiscal 2011 (Subseries FF-1) Daily VRDNs (Bank of America N.A. LIQ), 0.040%, 2/3/2014	48,900,000
74,900,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.070%, 2/3/2014	74,900,000
53,650,000	New York City, NY Municipal Water Finance Authority, Senior Revenue Bonds (Series 2008B-3) Daily VRDNs (Bank of America N.A. LIQ), 0.040%, 2/3/2014	53,650,000
42,100,000	New York City, NY Transitional Finance Authority, (Series 1999B-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 2/5/2014	42,100,000
52,800,000	New York City, NY Transitional Finance Authority, Fiscal 2014 (Subseries A-4) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 0.040%, 2/3/2014	52,800,000
10,000,000	New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-5) Daily VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.030%, 2/6/2014	10,000,000
30,580,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.060%, 2/5/2014	30,580,000
24,750,000	New York City, NY, (Fiscal 1995 Series B-9) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.030%, 2/5/2014	24,750,000
8,750,000	New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.080%, 2/6/2014	8,750,000
42,300,000	New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.130%, 2/6/2014	42,300,000
20,000,000	New York City, NY, (Fiscal 2008 Subseries L-3) Daily VRDNs (Bank of America N.A. LIQ), 0.040%, 2/3/2014	20,000,000
42,000,000	New York City, NY, (Fiscal 2012 Series A-4) Daily VRDNs (KBC Bank N.V. LOC), 0.050%, 2/3/2014	42,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$85,000,000		New York Liberty Development Corporation, remarketing of 5/22/13 (Series A), 0.23% TOBs (3 World Trade Center)/(GTD by U.S. Treasury) 6/19/2014	$85,000,000
13,000,000		New York State Dormitory Authority, (Series 2006A-1) Weekly VRDNs (University of Rochester, NY)/(Wells Fargo Bank, N.A. LOC), 0.030%, 2/5/2014	13,000,000
2,900,000		New York State Dormitory Authority, (Series 2008A) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.040%, 2/6/2014	2,900,000
39,575,000		New York State HFA, (Series 2009A: 320 West 38th Street) Weekly VRDNs (West 38th Street LLC)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/5/2014	39,575,000
33,000,000		New York State HFA, (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.070%, 2/3/2014	33,000,000
9,000,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.070%, 2/3/2014	9,000,000
7,000,000		New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds Weekly VRDNs (Bank of America N.A. LIQ), 0.050%, 2/5/2014	7,000,000
67,557,380		North Hempstead, NY, 0.60% BANs, 4/9/2014	67,604,380
5,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 1)/(GTD by Citibank NA LIQ), 0.100%, 2/6/2014	5,500,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 2)/(GTD by Citibank NA LIQ), 0.100%, 2/6/2014	31,000,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 3)/(GTD by Citibank NA LIQ), 0.100%, 2/6/2014	31,000,000
21,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 4)/(GTD by Deutsche Bank Trust Co., LIQ), 0.120%, 2/6/2014	21,000,000
5,000,000		Ogdensburg, NY Enlarged City School District, 1.00% BANs, 8/7/2014	5,014,525
28,610,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels (Series 2001C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 2/5/2014	28,610,000
6,320,000		Waverly, NY CSD, 1.00% BANs, 6/27/2014	6,333,065
		TOTAL	963,549,291
		North Carolina—1.8%
18,630,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.140%, 2/6/2014	18,630,000
9,115,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.040%, 2/5/2014	9,115,000
3,560,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	3,560,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$4,010,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	$4,010,000
8,040,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	8,040,000
6,940,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Countryside Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/6/2014	6,940,000
8,780,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	8,780,000
5,110,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	5,110,000
14,185,000		North Carolina Capital Facilities Finance Agency, (Series 2010) Weekly VRDNs (Elon University)/(U.S. Bank, N.A. LOC), 0.040%, 2/5/2014	14,185,000
2,070,000		North Carolina Capital Facilities Finance Agency, (Series 2011) Weekly VRDNs (Elon University)/(U.S. Bank, N.A. LOC), 0.040%, 2/5/2014	2,070,000
2,615,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	2,615,000
15,000,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)/(BMO Harris Bank, N.A. LIQ), 0.040%, 2/6/2014	15,000,000
7,290,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	7,290,000
3,515,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C) Weekly VRDNs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), 0.060%, 2/6/2014	3,515,000
16,400,000		Raleigh, NC, (Series 2005B-1) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.040%, 2/5/2014	16,400,000
7,300,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.040%, 2/5/2014	7,300,000
		TOTAL	132,560,000
		North Dakota—0.4%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.060%, 2/5/2014	29,124,000
		Ohio—1.4%
6,180,000		Akron, OH, 1.00% BANs, 11/12/2014	6,215,006
15,700,000		Allen County, OH, (Series 2008A) Daily VRDNs (Catholic Healthcare Partners)/(Bank of America N.A. LOC), 0.040%, 2/3/2014	15,700,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Ohio—continued
$7,590,000		Columbus, OH Regional Airport Authority, (Senior Series 2006) Weekly VRDNs (OASBO Expanded Asset Pooled Financing Program)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	$7,590,000
10,000,000		Dayton CSD, OH, (Series 2013B), 1.25% BANs, 10/15/2014	10,066,420
465,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/6/2014	465,000
10,000,000		Franklin County, OH Hospital Facility Authority, (Series 2011C), 0.07% TOBs (Ohiohealth Corp,), Mandatory Tender 6/4/2014	10,000,000
5,480,000		Franklin County, OH Mortgage Revenue, (CHE Trinity Healthcare Credit Group), MVRENs (Series 2013OH), 0.110%, 2/6/2014	5,480,000
12,000,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A) Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(Northern Trust Co., Chicago, IL LOC), 0.040%, 2/5/2014	12,000,000
8,815,000		Lakewood, OH City School District, 1.00% BANs, 6/4/2014	8,838,178
2,700,000		Lucas County, OH, 1.00% BANs, 7/16/2014	2,708,751
6,700,000		Ohio State Higher Educational Facility Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/6/2014	6,700,000
5,200,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.040%, 2/6/2014	5,200,000
10,910,000		Streetsboro, OH City School District, 1.00% BANs, 7/1/2014	10,943,340
		TOTAL	101,906,695
		Oklahoma—0.3%
6,535,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.070%, 2/6/2014	6,535,000
16,470,000		Oklahoma State Turnpike Authority, (Series 2006F) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 2/3/2014	16,470,000
		TOTAL	23,005,000
		Pennsylvania—2.7%
46,000,000	[3,4]	Allegheny County, PA HDA, PUTTERs (Series 4323), 0.09% TOBs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ) 3/20/2014	46,000,000
19,600,000		Beaver County, PA IDA, (Series 2006-A) Weekly VRDNs (FirstEnergy Corp.)/(UBS AG LOC), 0.040%, 2/5/2014	19,600,000
10,200,000		Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.040%, 2/6/2014	10,200,000
1,300,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.040%, 2/6/2014	1,300,000
3,100,000		Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.050%, 2/6/2014	3,100,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$8,000,000		Dallastown Area School District, PA, (Series 2013) VRNs, 1.26%, 4/1/2014	$8,013,997
15,445,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 2/6/2014	15,445,000
5,000,000	[3,4]	Hempfield, PA School District, RBC Muni Trust (Series 2011-E30) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.040%, 2/6/2014	5,000,000
9,285,000		Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.040%, 2/6/2014	9,285,000
3,955,000		Pennsylvania Economic Development Financing Authority, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.060%, 2/6/2014	3,955,000
20,120,000	[3,4]	Pennsylvania Economic Development Financing Authority, Stage Trust (Series 2009-81C) Weekly VRDNs (Aqua Pennsylvania, Inc. )/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	20,120,000
100,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.040%, 2/6/2014	100,000
19,805,000	[3,4]	Pennsylvania State Turnpike Commission, RBC Muni Trust (Series E-22) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.040%, 2/6/2014	19,805,000
8,650,000		Philadelphia, PA Authority for Industrial Development, (2007 Series B-3) Weekly VRDNs (PNC Bank, N.A. LOC), 0.040%, 2/6/2014	8,650,000
24,150,000		Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.030%, 2/6/2014	24,150,000
5,000,000		Upper St. Clair Township, PA, (Series of 2008) Weekly VRDNs (Bank of New York Mellon LIQ), 0.090%, 2/6/2014	5,000,000
		TOTAL	199,723,997
		South Carolina—0.5%
5,000,000		Lexington, SC, (Series 2013B), 2.50% BANs (Lexington, SC Water & Sewage), 12/2/2014	5,091,325
2,075,000		South Carolina Education Facilities Authority Weekly VRDNs (Newberry College)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	2,075,000
8,650,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/6/2014	8,650,000
4,000,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.140%, 2/6/2014	4,000,000
4,740,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	4,740,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		South Carolina—continued
$12,555,000	[3,4]	South Carolina State, ROC's (Series 692WF), 0.20% TOBs (Wells Fargo & Co. LIQ), Optional Tender 5/15/2014	$12,555,000
		TOTAL	37,111,325
		Tennessee—1.2%
5,335,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.050%, 2/5/2014	5,335,000
35,095,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2001B-1), 0.110%, 2/6/2014	35,095,000
4,500,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	4,500,000
26,140,000		Sullivan County, TN Health Educational & Housing Facilities Board, (Series 2005) Weekly VRDNs (Wellmont Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 2/6/2014	26,140,000
18,800,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.040%, 2/6/2014	18,800,000
		TOTAL	89,870,000
		Texas—10.4%
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) (Series 2009-64) Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.070%, 2/6/2014	24,150,000
8,000,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(Bank of America N.A. LOC), 0.040%, 2/6/2014	8,000,000
10,370,000	[3,4]	Denton, TX ISD, SPEARs (Series DB-513) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.070%, 2/6/2014	10,370,000
13,650,000	[3,4]	Grand Parkway Transportation Corp., TX, Clipper Tax-Exempt Certificate Trust (Series 2013-9A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.050%, 2/6/2014	13,650,000
57,500,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.18% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 2/13/2014	57,500,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.20% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 4/3/2014	28,000,000
9,815,000	[3,4]	Harris County, TX Cultural Education Facilities Finance Corp., Stage Trust (Series 2011-05C) Weekly VRDNs (Texas Medical Center Central Heating)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.060%, 2/6/2014	9,815,000
17,700,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.050%, 2/3/2014	17,700,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$11,000,000	[3,4]	Harris County, TX HFDC, RBC Muni Trust (Series E-27) Weekly VRDNs (Memorial Hermann Health System)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.040%, 2/6/2014	$11,000,000
35,350,000		Houston, TX Airport System, (Series 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.050%, 2/5/2014	35,350,000
11,230,000	[3,4]	Irving, TX ISD, SPEARs (Series DB-603) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.090%, 2/6/2014	11,230,000
13,665,000	[3,4]	Judson, TX ISD, SPEARs (Series DB-423) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.100%, 2/6/2014	13,665,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.070%, 2/6/2014	5,130,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C) Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), 0.060%, 2/6/2014	18,965,000
16,830,000	[3,4]	Love Field Airport Modernization Corporation, TX, Stage Trust (Series 2011-11C) Weekly VRDNs (Southwest Airlines Co.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.060%, 2/6/2014	16,830,000
6,235,000		Port Arthur Navigation District, TX IDC, (Series 2006) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.040%, 2/3/2014	6,235,000
13,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.050%, 2/5/2014	13,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.050%, 2/5/2014	25,000,000
30,000,000		San Antonio, TX Electric & Gas System, (2012 Series C), 0.13% CP, Mandatory Tender 2/6/2014	30,000,000
16,750,000		San Antonio, TX Electric & Gas System, (2012 Series C), 0.13% CP, Mandatory Tender 4/8/2014	16,750,000
33,595,000	[3,4]	San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997-SG-105) Weekly VRDNs (Societe Generale, Paris LIQ)/(U.S. Treasury PRF), 0.190%, 2/6/2014	33,595,000
13,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.040%, 2/6/2014	13,000,000
10,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Baylor Health Care System), MVRENs (Series 2013B) , 0.130%, 2/6/2014	10,000,000
13,720,000		Texas State Transportation Commission, (Series 2005-B) Weekly VRDNs (Texas State)/(Royal Bank of Canada, Montreal LIQ), 0.040%, 2/5/2014	13,720,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.040%, 2/6/2014	8,685,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$192,050,000		Texas State, (Series 2013), 2.00% TRANs, 8/28/2014	$194,025,755
23,000,000	[3,4]	Texas State, Municipal Securities Trust Receipts (Series 2007-SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.060%, 2/6/2014	23,000,000
35,765,000		Texas State, Veterans Bonds (Series 2011A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.040%, 2/5/2014	35,765,000
50,000,000		Texas State, Veterans Bonds (Series 2013B) Weekly VRDNs (Bank of New York Mellon LIQ), 0.040%, 2/5/2014	50,000,000
10,215,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51), 0.18% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 3/12/2014	10,215,000
15,500,000		University of Texas System (The Board of Regents of), (Series 2008B-2) Weekly VRDNs, 0.030%, 2/6/2014	15,500,000
		TOTAL	779,845,755
		Utah—0.1%
7,230,000		Murray City, Utah Hospital Revenue, (Series 2005B) Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 0.060%, 2/3/2014	7,230,000
		Vermont—0.2%
14,000,000		Vermont Educational and Health Buildings Financing Agency Weekly VRDNs (Norwich University)/(TD Bank, N.A. LOC), 0.030%, 2/5/2014	14,000,000
		Virginia—1.6%
9,595,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	9,595,000
4,955,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.120%, 2/6/2014	4,955,000
1,500,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC), 0.040%, 2/5/2014	1,500,000
37,410,000		Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(U.S. Bank, N.A. LOC), 0.040%, 2/5/2014	37,410,000
14,800,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	14,800,000
9,150,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.160%, 2/6/2014	9,150,000
8,715,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.050%, 2/3/2014	8,715,000
13,100,000		Stafford County, VA and Staunton, VA IDA, (Series 2008 A-1), 0.06% CP (Bank of America N.A. LOC), Mandatory Tender 2/6/2014	13,100,000
15,550,000		Virginia College Building Authority, (Series 2004) Weekly VRDNs (University of Richmond)/(U.S. Bank, N.A. LIQ), 0.040%, 2/5/2014	15,550,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$6,500,000		Virginia Small Business Financing Authority, (Series 2008A) Weekly VRDNs (Hampton University)/(PNC Bank, N.A. LOC), 0.040%, 2/6/2014	$6,500,000
		TOTAL	121,275,000
		Washington—0.8%
12,000,000		Chelan County, WA Public Utility District No. 1, Consolidated System Revenue Bonds (Series 2008B) Weekly VRDNs (Union Bank, N.A. LIQ), 0.050%, 2/5/2014	12,000,000
3,350,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	3,350,000
18,000,000		Washington State Health Care Facilities Authority, (Catholic Health Initiatives), MVRENs (Series 2013), 0.190%, 2/6/2014	18,000,000
10,650,000	[3,4]	Washington State Health Care Facilities Authority, Stage Trust (Series 2008-48C) Weekly VRDNs (Virginia Mason Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	10,650,000
16,250,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	16,250,000
4,000,000		Washington State Housing Finance Commission, (Series 2013), 0.43% TOBs (Family Tree and Lincoln Way LLC), Mandatory Tender 1/5/2015	4,000,000
		TOTAL	64,250,000
		West Virginia—1.2%
50,040,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.070%, 2/6/2014	50,040,000
14,600,000		West Virginia EDA Solid Waste Disposal Facilities, (Series 2009A) Weekly VRDNs (Appalachian Power Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.050%, 2/6/2014	14,600,000
22,900,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	22,900,000
		TOTAL	87,540,000
		Wisconsin—2.5%
19,750,000		Milwaukee, WI, (Series 2012 C-6), 0.070%, 2/19/2014	19,750,000
3,500,000		Sparta, WI, 1.50% BANs, 11/1/2014	3,510,295
8,375,000		Whitewater, WI CDA, (Series 2007) Weekly VRDNs (Wisconsin Housing Preservation Corp.)/(BMO Harris Bank, N.A. LOC), 0.050%, 2/6/2014	8,375,000
9,770,000		Wisconsin Health & Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2013B), 0.100%, 2/6/2014	9,770,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wisconsin—continued
$19,970,000	Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.14% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 2/18/2014	$19,970,000
28,320,000	Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.20% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 3/3/2014	28,320,000
23,165,000	Wisconsin State HEFA Weekly VRDNs (Ripon College)/(BMO Harris Bank, N.A. LOC), 0.040%, 2/6/2014	23,165,000
3,770,000	Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.210%, 2/6/2014	3,770,000
4,565,000	Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	4,565,000
3,700,000	Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/6/2014	3,700,000
64,770,000	Wisconsin State, General Obligation Extendible Municipal Commercial Paper, 0.070% - 0.140%, 2/19/2014 - 4/3/2014	64,770,000
	TOTAL	189,665,295
	Wyoming—1.2%
760,000	Sweetwater County, WY PCRB, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/5/2014	760,000
86,150,000	Wyoming Student Loan Corp., (Senior Series 2010A-3) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.040%, 2/6/2014	86,150,000
	TOTAL	86,910,000
	TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	7,514,357,439
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	10,808,242
	TOTAL NET ASSETS—100%	$7,525,165,681
At January 31, 2014, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
Semi-Annual Shareholder Report

At January 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $1,529,715,000, which represented 20.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $1,529,715,000, which represented 20.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDR	—Economic Development Revenue
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIQs	—Liquidity Agreements
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PRF	—Prerefunded
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.002	0.015
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.002	0.015
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)	(0.015)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.04%	0.10%	0.18%	1.49%
Ratios to Average Net Assets:
Net expenses	0.10%[3,4]	0.18%[3]	0.21%[3]	0.21%[3]	0.22%[3]	0.23%[3]
Net investment income	0.01%[4]	0.02%	0.03%	0.10%	0.17%	1.34%
Expense waiver/reimbursement[5]	0.19%[4]	0.11%	0.08%	0.08%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,075,228	$5,906,897	$6,671,609	$9,147,097	$8,290,468	$14,743,753
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.10%, 0.18%, 0.21%, 0.21%, 0.22% and 0.23% for the six months ended January 31, 2014, and for the years ended July 31, 2013, 2012, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.012
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.012
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.012)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.03%	1.24%
Ratios to Average Net Assets:
Net expenses	0.10%[3,4]	0.18%[3]	0.24%[3]	0.30%[3]	0.37%[3]	0.48%[3]
Net investment income	0.01%[4]	0.01%	0.01%	0.01%	0.02%	1.13%
Expense waiver/reimbursement[5]	0.44%[4]	0.36%	0.30%	0.24%	0.17%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,449,937	$1,339,613	$1,620,808	$1,634,926	$1,950,703	$2,924,183
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.10%, 0.18%, 0.24%, 0.30%, 0.37% and 0.48% for the six months ended January 31, 2014, and for the years ended July 31, 2013, 2012, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$7,514,357,439
Cash		15,464,747
Income receivable		7,349,325
Receivable for shares sold		1,205,790
TOTAL ASSETS		7,538,377,301
Liabilities:
Payable for investments purchased	$13,100,204
Payable for shares redeemed	4,283
Income distribution payable	46,920
Payable to adviser (Note 4)	18,644
Payable for Directors'/Trustees' fees (Note 4)	3,665
Accrued expenses (Note 4)	37,904
TOTAL LIABILITIES		13,211,620
Net assets for 7,525,088,978 shares outstanding		$7,525,165,681
Net Assets Consist of:
Paid-in capital		$7,525,069,495
Accumulated net realized gain on investments		133,324
Distributions in excess of net investment income		(37,138)
TOTAL NET ASSETS		$7,525,165,681
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$6,075,228,390 ÷ 6,075,164,120 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,449,937,291 ÷ 1,449,924,858 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Interest			$4,175,465
Expenses:
Investment adviser fee (Note 4)		$7,484,072
Administrative fee (Note 4)		2,922,530
Custodian fees		121,983
Transfer agent fee		32,810
Directors'/Trustees' fees (Note 4)		22,987
Auditing fees		10,585
Legal fees		8,826
Portfolio accounting fees		87,595
Shareholder services fee (Note 4)		1,262,063
Account administration fee (Note 2)		454,702
Share registration costs		31,248
Printing and postage		23,212
Insurance premiums (Note 4)		9,458
Miscellaneous (Note 4)		25,857
TOTAL EXPENSES		12,497,928
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 4)	$(6,983,941)
Waiver of shareholder services fee (Note 4)	(1,262,063)
Waiver of account administration fee (Note 2)	(441,265)
Reimbursement of account administration fee (Note 2)	(13,437)
Reduction of custodian fees (Note 5)	(134)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(8,700,840)
Net expenses			3,797,088
Net investment income			378,377
Net realized gain on investments			156,160
Change in net assets resulting from operations			$534,537
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$378,377	$1,268,190
Net realized gain on investments	156,160	109,408
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	534,537	1,377,598
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(305,687)	(1,105,159)
Service Shares	(68,723)	(148,899)
Distributions from net realized gain on investments
Institutional Shares	(83,609)	(46,993)
Service Shares	(18,188)	(10,838)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(476,207)	(1,311,889)
Share Transactions:
Proceeds from sale of shares	10,365,502,454	23,973,771,616
Net asset value of shares issued to shareholders in payment of distributions declared	122,199	313,680
Cost of shares redeemed	(10,087,027,508)	(25,020,057,222)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	278,597,145	(1,045,971,926)
Change in net assets	278,655,475	(1,045,906,217)
Net Assets:
Beginning of period	7,246,510,206	8,292,416,423
End of period (including distributions in excess of net investment income of $(37,138) and $(41,105), respectively)	$7,525,165,681	$7,246,510,206
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 35 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2014, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Reimbursed	Account Administration Fees Waived by Unaffiliated Third Parties
Service Shares	$454,702	$(13,437)	$(441,265)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense,
Semi-Annual Shareholder Report

either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,798,550,933	$8,798,550,933	20,786,743,615	$20,786,743,615
Shares issued to shareholders in payment of distributions declared	89,189	89,189	253,312	253,312
Shares redeemed	(8,630,355,767)	(8,630,355,767)	(21,551,761,598)	(21,551,761,598)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	168,284,355	$168,284,355	(764,764,671)	$(764,764,671)

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,566,951,521	$1,566,951,521	3,187,028,001	$3,187,028,001
Shares issued to shareholders in payment of distributions declared	33,010	33,010	60,368	60,368
Shares redeemed	(1,456,671,741)	(1,456,671,741)	(3,468,295,624)	(3,468,295,624)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	110,312,790	$110,312,790	(281,207,255)	$(281,207,255)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	278,597,145	$278,597,145	(1,045,971,926)	$(1,045,971,926)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the Adviser voluntarily waived $6,983,941 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2014, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,262,063	$(1,262,063)
For the six months ended January 31, 2014, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the
Semi-Annual Shareholder Report

date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,103,770,000 and $1,674,465,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
5. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2014, the Fund's expenses were reduced by $134 under these arrangements.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.50[2]
Service Shares	$1,000	$1,000.10	$0.50[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.70	$0.51[2]
Service Shares	$1,000	$1,024.70	$0.51[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.10%
Service Shares	0.10%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.21% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.06 and $1.07, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.46% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.32 and $2.35, respectively.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated Tax-Free Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
Semi-Annual Shareholder Report

likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
CUSIP 60934N880
Q450202 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2014
Share Class	Ticker
Institutional	TBIXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables
At January 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	79.6%
Municipal Notes	14.5%
Commercial Paper	5.8%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At January 31, 2014, the Fund's effective3 maturity schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.4%
8-30 Days	3.7%
31-90 Days	4.7%
91-180 Days	6.0%
181 Days or more	8.1%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1,2]
		Alabama—3.9%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.040%, 2/6/2014	$6,000,000
4,000,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-0046) Weekly VRDNs (Ascension Health Alliance Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	4,000,000
8,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.060%, 2/6/2014	8,000,000
13,325,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.060%, 2/6/2014	13,325,000
28,000,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Credit Agricole Corporate and Investment Bank LOC), 0.070%, 2/6/2014	28,000,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.060%, 2/3/2014	12,000,000
31,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.45% TOBs (Alabama Power Co.), Mandatory Tender 9/23/2014	31,004,472
27,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.080%, 2/5/2014	27,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.040%, 2/5/2014	10,000,000
100,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.040%, 2/5/2014	100,000,000
25,000,000		Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.040%, 2/5/2014	25,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.040%, 2/5/2014	10,000,000
11,755,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.080%, 2/6/2014	11,755,000
5,420,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	5,420,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Alabama—continued
$2,675,000		Washington County, AL Industrial Development Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(UBS AG LOC), 0.040%, 2/5/2014	$2,675,000
		TOTAL	294,179,472
		Alaska—0.4%
30,000,000		Alaska State Housing Finance Corp., (2009 Series D) Weekly VRDNs (Bank of America N.A. LIQ), 0.040%, 2/6/2014	30,000,000
		Arizona—1.1%
21,870,000	[3,4]	Arizona State, Stage Trust (Series 2011-9C), 0.18% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/13/2014	21,870,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.050%, 2/6/2014	4,000,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificates (Series 2008-3284) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.060%, 2/6/2014	7,845,000
10,135,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.050%, 2/6/2014	10,135,000
28,500,000		Yavapai County, AZ IDA—Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.050%, 2/6/2014	28,500,000
9,500,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/6/2014	9,500,000
		TOTAL	81,850,000
		California—9.3%
34,620,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.050%, 2/3/2014	34,620,000
24,740,000	[3,4]	Bay Area Toll Authority, CA, PUTTERs (Series 1962) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 2/6/2014	24,740,000
28,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.15% CP (Kaiser Permanente), Mandatory Tender 5/16/2014	28,000,000
73,300,000		California State, (Series 2005B-1) Weekly VRDNs (Bank of America N.A. LOC), 0.040%, 2/5/2014	73,300,000
75,000,000		California State, (Series 2013-2014 A-2), 2.00% RANs, 6/23/2014	75,515,390
4,400,000		California Statewide Communities Development Authority MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.040%, 2/6/2014	4,400,000
21,780,000		California Statewide Communities Development Authority, (Series 2002E) Weekly VRDNs (Kaiser Permanente), 0.030%, 2/5/2014	21,780,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$19,045,000		California Statewide Communities Development Authority, (Series 2004E), 0.12% CP (Kaiser Permanente), Mandatory Tender 7/2/2014	$19,045,000
30,000,000		California Statewide Communities Development Authority, (Series 2004I), 0.14% CP (Kaiser Permanente), Mandatory Tender 5/5/2014	30,000,000
20,660,000		California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.050%, 2/6/2014	20,660,000
28,000,000		California Statewide Communities Development Authority, (Series 2008B), 0.14% CP (Kaiser Permanente), Mandatory Tender 5/2/2014	28,000,000
10,000,000		California Statewide Communities Development Authority, (Series 2009B-4), 0.17% CP (Kaiser Permanente), Mandatory Tender 4/4/2014	10,000,000
10,000,000		California Statewide Communities Development Authority, (Series B-5), 0.14% CP (Kaiser Permanente), Mandatory Tender 3/19/2014	10,000,000
13,500,000		California Statewide Communities Development Authority, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.040%, 2/6/2014	13,500,000
4,925,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2011A) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Union Bank, N.A. LOC), 0.060%, 2/5/2014	4,925,000
35,000,000		Los Angeles County, CA, 2.00% TRANs, 6/30/2014	35,259,461
14,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.040%, 2/6/2014	14,000,000
28,050,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Eagles (Series 2013-0005) Weekly VRDNs (Citibank NA, New York LIQ), 0.050%, 2/6/2014	28,050,000
25,385,000	[3,4]	Los Angeles, CA USD, Solar Eclipse (Series 2006-0018) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	25,385,000
21,500,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 4), Weekly VRDPs, (GTD by Citibank NA LIQ), 0.100%, 2/6/2014	21,500,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.040%, 2/6/2014	10,125,000
17,285,000	[3,4]	Palomar, CA CCD, Wells Fargo Stage Trust (Series 2008-18C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	17,285,000
8,685,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 2/6/2014	8,685,000
15,000,000		San Bernardino County, CA, (Series A), 2.00% TRANs, 6/30/2014	15,111,197
Semi-Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$10,000,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 7, (Series 2005A: Hunters Point Shipyard Phase One) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.040%, 2/6/2014	$10,000,000
34,975,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	34,975,000
7,080,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C) Weekly VRDNs (Grant, CA Joint Union High School District)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	7,080,000
66,000,000		University of California (The Regents of), (2013 Series AL-3) Weekly VRDNs, 0.030%, 2/6/2014	66,000,000
4,500,000		Upland, CA Community Redevelopment Agency, (Series 2007) Weekly VRDNs (Sunset Ridge Apartments and Village Apartments)/(FHLB of San Francisco LOC), 0.070%, 2/5/2014	4,500,000
		TOTAL	696,441,048
		Colorado—0.6%
1,390,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 2/6/2014	1,390,000
16,810,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-493) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.060%, 2/6/2014	16,810,000
8,235,000		Traer Creek Metropolitan District, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC), 0.180%, 2/5/2014	8,235,000
15,800,000		Traer Creek Metropolitan District, CO, (Series 2004) Weekly VRDNs (BNP Paribas SA LOC), 0.180%, 2/5/2014	15,800,000
		TOTAL	42,235,000
		Connecticut—0.8%
10,200,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.040%, 2/6/2014	10,200,000
52,446,000		Hartford County, CT Metropolitan District, 2.00% BANs, 3/25/2014	52,580,600
		TOTAL	62,780,600
		District of Columbia—1.0%
3,800,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 2/7/2014	3,800,000
4,625,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	4,625,000
15,050,000		District of Columbia Revenue, (Series 2008) Daily VRDNs (American University)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 2/3/2014	15,050,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		District of Columbia—continued
$12,605,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	$12,605,000
14,175,000	[3,4]	District of Columbia Water & Sewer Authority, Stage Trust (Series 2008-21C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	14,175,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.040%, 2/6/2014	26,665,000
		TOTAL	76,920,000
		Florida—7.1%
28,375,000	[3,4]	Broward County, FL, Clipper Tax-Exempt Certificates Trust (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.070%, 2/6/2014	28,375,000
18,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) (Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.040%, 2/6/2014	18,000,000
15,865,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198) Weekly VRDNs (Florida State)/(Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	15,865,000
55,355,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.050%, 2/3/2014	55,355,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C7) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.060%, 2/5/2014	4,705,000
29,400,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.040%, 2/5/2014	29,400,000
14,900,000		Manatee County, FL, Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.070%, 2/3/2014	14,900,000
15,400,000		North Broward Florida Hospital District, (Series 2005A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.040%, 2/6/2014	15,400,000
30,000,000		North Broward Florida Hospital District, (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.040%, 2/6/2014	30,000,000
44,580,000	[3,4]	Orange County, FL, Health Facilities Authority, SPEARs (Series DBE-1071) Weekly VRDNs (Orlando Health, Inc.)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.090%, 2/6/2014	44,580,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.060%, 2/6/2014	113,750,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.050%, 2/6/2014	22,600,000
122,510,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.060%, 2/3/2014	122,510,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$11,625,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.13% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 4/9/2014	$11,625,000
10,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.140%, 2/6/2014	10,000,000
		TOTAL	537,065,000
		Georgia—2.3%
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.090%, 2/6/2014	10,000,000
1,920,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.090%, 2/6/2014	1,920,000
1,840,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Sophia Academy, Inc.)/(FHLB of Atlanta LOC), 0.090%, 2/6/2014	1,840,000
1,500,000		Fayette County, GA Hospital Authority, Series 2009B Weekly VRDNs (Fayette Community Hospital)/(FHLB of Atlanta LOC), 0.030%, 2/5/2014	1,500,000
1,400,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/6/2014	1,400,000
53,145,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.080%, 2/5/2014	53,145,000
6,205,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP), 0.20% TOBs (Wells Fargo & Co. LIQ), Optional Tender 6/12/2014	6,205,000
11,090,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	11,090,000
50,450,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.040%, 2/6/2014	50,450,000
21,275,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.040%, 2/5/2014	21,275,000
17,475,000		South Fulton, Georgia Municipal Regional Water and Sewer Authority, (Series 2007) Weekly VRDNs (Bank of America N.A. LOC), 0.050%, 2/6/2014	17,475,000
		TOTAL	176,300,000
		Hawaii—0.1%
10,290,000	[3,4]	University of Hawaii, Stage Trust (Series 2008-11C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	10,290,000
		Idaho—0.5%
27,275,000	[3,4]	Boise State University, Solar Eclipse (Series 2007-0002) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	27,275,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Idaho—continued
$10,910,000		Idaho Health Facilities Authority, (CHE Trinity Healthcare Credit Group), MVRENs (Series 2013ID), 0.110%, 2/6/2014	$10,910,000
		TOTAL	38,185,000
		Illinois—8.2%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.040%, 2/6/2014	12,410,000
28,345,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.060%, 2/6/2014	28,345,000
3,700,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 0.090%, 2/6/2014	3,700,000
2,510,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.040%, 2/6/2014	2,510,000
10,845,000	[3,4]	Chicago, IL O'Hare International Airport, SPEARs (Series DBE-534) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.060%, 2/6/2014	10,845,000
20,175,000		Chicago, IL, Neighborhoods Alive 21 (Series 2002B-3) Daily VRDNs (Royal Bank of Canada, Montreal LOC), 0.050%, 2/3/2014	20,175,000
24,340,000		Chicago, IL, Neighborhoods Alive 21 (Series 2002B-4) Daily VRDNs (Bank of New York Mellon LOC), 0.050%, 2/3/2014	24,340,000
6,520,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.060%, 2/6/2014	6,520,000
15,400,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(PNC Bank, N.A. LOC), 0.050%, 2/6/2014	15,400,000
33,200,000		Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(BMO Harris Bank, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.040%, 2/5/2014	33,200,000
600,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.240%, 2/6/2014	600,000
6,500,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(PNC Bank, N.A. LOC), 0.060%, 2/5/2014	6,500,000
19,900,000		Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Chicago Theatre Group Inc.)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.040%, 2/5/2014	19,900,000
7,000,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B),0.160%, 2/6/2014	7,000,000
20,000,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Ingalls Health System Obligated Group)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/5/2014	20,000,000
1,000,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.070%, 2/6/2014	1,000,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$24,635,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Bradley University)/(Northern Trust Co., Chicago, IL LOC), 0.040%, 2/6/2014	$24,635,000
92,900,000		Illinois Finance Authority, (Series 2008C-1) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.060%, 2/5/2014	92,900,000
43,275,000		Illinois Finance Authority, (Series 2008C-2B) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.060%, 2/5/2014	43,275,000
19,700,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.040%, 2/6/2014	19,700,000
32,200,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (OSF Health Care Systems)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/5/2014	32,200,000
14,840,000		Illinois Finance Authority, (Series 2010A) Daily VRDNs (University of Chicago Medical Center)/(Bank of America N.A. LOC), 0.040%, 2/3/2014	14,840,000
12,900,000		Illinois Finance Authority, (Series 2012) Weekly VRDNs (Illinois Wesleyan University)/(PNC Bank, N.A. LOC), 0.040%, 2/6/2014	12,900,000
9,885,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2009-9C) Weekly VRDNs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	9,885,000
12,000,000		Illinois International Port District, (Series 2003) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.040%, 2/7/2014	12,000,000
25,000,000		Illinois State, (Series of June 2013), 4.00% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2014	25,361,201
27,110,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 2/6/2014	27,110,000
20,645,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-442) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.060%, 2/6/2014	20,645,000
11,300,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-453) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.060%, 2/6/2014	11,300,000
33,880,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-476) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.060%, 2/6/2014	33,880,000
14,085,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-607) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.060%, 2/6/2014	14,085,000
6,605,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.050%, 2/6/2014	6,605,000
		TOTAL	613,766,201
Semi-Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Indiana—1.7%
$4,000,000		Center Grove Multi-Facility School Building Corporation, (Series 2013), 0.50% BANs, 9/15/2014	$4,000,000
730,000		Dekko Foundation, IN Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.440%, 2/6/2014	730,000
10,000,000		Indiana Development Finance Authority, (Series 2012) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.050%, 2/5/2014	10,000,000
74,695,000		Indiana State Finance Authority (Health System Bonds), (Series 2008A) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 2/6/2014	74,695,000
7,355,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2011C) Weekly VRDNs (Indiana University Health Obligated Group)/(Northern Trust Co., Chicago, IL LOC), 0.030%, 2/5/2014	7,355,000
12,000,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.040%, 2/6/2014	12,000,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(AgriBank FCB and AgriBank FCB LOCs), 0.090%, 2/6/2014	6,500,000
9,975,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Bank of America N.A. LOC), 0.110%, 2/6/2014	9,975,000
		TOTAL	125,255,000
		Iowa—1.8%
8,765,000		Iowa Finance Authority—Health Facilities, (Series 2013B-1) Weekly VRDNs (UnityPoint Health)/(Union Bank, N.A. LOC), 0.040%, 2/5/2014	8,765,000
12,305,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.040%, 2/6/2014	12,305,000
23,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.080%, 2/6/2014	23,500,000
56,900,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.040%, 2/5/2014	56,900,000
37,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.040%, 2/6/2014	37,000,000
		TOTAL	138,470,000
		Kansas—0.1%
3,800,000		Salina, KS, (Series 2013-1), 1.00% BANs, 8/1/2014	3,810,280
5,400,000		Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(BMO Harris Bank, N.A. LOC), 0.040%, 2/6/2014	5,400,000
		TOTAL	9,210,280
Semi-Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Kentucky—2.3%
$10,415,000		Boyle County, KY, (Series 2006) Weekly VRDNs (Ephraim McDowell Health Project)/(Branch Banking & Trust Co. LOC), 0.040%, 2/6/2014	$10,415,000
16,000,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-2), 0.190%, 2/6/2014	16,000,000
12,900,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-3), 0.190%, 2/6/2014	12,900,000
69,555,000		Kentucky EDFA, (Series 2009B-3) Weekly VRDNs (Baptist Healthcare System)/(Branch Banking & Trust Co. LOC), 0.030%, 2/5/2014	69,555,000
42,250,000		Louisville & Jefferson County, KY Metropolitan Sewer District, (Series 2013), 2.00% BANs, 11/26/2014	42,806,542
15,000,000		Pikeville, KY, (Series 2013), 1.00% BANs (Pikeville Medical Center, Inc.), 3/1/2014	15,007,791
2,935,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.050%, 2/7/2014	2,935,000
		TOTAL	169,619,333
		Louisiana—4.7%
1,810,000		Ascension Parish, LA IDB, (Series 2007) Weekly VRDNs (IMTT-Geismar)/(FHLB of Atlanta LOC), 0.030%, 2/5/2014	1,810,000
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.120%, 2/5/2014	25,000,000
3,860,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.070%, 2/5/2014	3,860,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.070%, 2/5/2014	3,350,000
23,400,000		Louisiana Public Facilities Authority, (Series 2005) Daily VRDNs (Air Products & Chemicals, Inc.), 0.040%, 2/3/2014	23,400,000
16,150,000		Louisiana Public Facilities Authority, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.040%, 2/3/2014	16,150,000
43,800,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.040%, 2/3/2014	43,800,000
12,125,000		Louisiana Public Facilities Authority, (Series 2008) Weekly VRDNs (Coca-Cola Bottling Co.)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	12,125,000
36,500,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.040%, 2/3/2014	36,500,000
11,000,000		Louisiana Public Facilities Authority, (Series 2008B) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.040%, 2/5/2014	11,000,000
13,100,000		Louisiana Public Facilities Authority, (Series 2008C) Daily VRDNs (Air Products & Chemicals, Inc.), 0.040%, 2/3/2014	13,100,000
20,875,000	[3,4]	Louisiana Public Facilities Authority, Solar Eclipse (Series 2007-0042) Weekly VRDNs (Tulane University, LA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.100%, 2/6/2014	20,875,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—continued
$103,000,000	[3,4]	Louisiana State Gas & Fuels Second Lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.040%, 2/6/2014	$103,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels Second Lien, Stage Trust (Series 2008—6C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	37,830,000
5,400,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.070%, 2/6/2014	5,400,000
		TOTAL	357,200,000
		Maine—0.1%
6,500,000		Kittery, ME, 1.00% BANs, 9/15/2014	6,528,078
3,350,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	3,350,000
		TOTAL	9,878,078
		Maryland—1.0%
7,450,000		Baltimore County, MD Multi-Family Housing, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.040%, 2/6/2014	7,450,000
62,600,000		Baltimore County, MD, (Series 2013), 1.50% BANs, 2/24/2014	62,649,661
2,985,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 2/4/2014	2,985,000
978,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 2/4/2014	978,500
1,364,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.140%, 2/4/2014	1,364,000
3,000,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 2/7/2014	3,000,000
		TOTAL	78,427,161
		Massachusetts—0.9%
9,970,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.060%, 2/5/2014	9,970,000
20,000,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.060%, 2/6/2014	20,000,000
11,625,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.10% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 5/6/2014	11,625,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$15,300,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.030%, 2/5/2014	$15,300,000
8,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.130%, 2/6/2014	8,000,000
5,855,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.130%, 2/6/2014	5,855,000
		TOTAL	70,750,000
		Michigan—2.1%
12,320,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.080%, 2/6/2014	12,320,000
31,350,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/6/2014	31,350,000
3,000,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.030%, 2/5/2014	3,000,000
2,955,000		Michigan Finance Authority, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/6/2014	2,955,000
13,625,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.030%, 2/6/2014	13,625,000
8,650,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-6), 0.100%, 2/6/2014	8,650,000
9,735,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-7), 0.100%, 2/6/2014	9,735,000
7,100,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-8), 0.100%, 2/6/2014	7,100,000
1,000,000	[3,4]	Michigan State Hospital Financial Authority, ROCs (Series 14016) Weekly VRDNs (Ascension Health Alliance Subordinate Credit Group)/(Citibank NA, New York LIQ), 0.050%, 2/6/2014	1,000,000
4,600,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 2/6/2014	4,600,000
8,540,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.050%, 2/6/2014	8,540,000
8,135,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.080%, 2/6/2014	8,135,000
4,630,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.050%, 2/6/2014	4,630,000
900,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/6/2014	900,000
Semi-Annual Shareholder Report
13

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Michigan—continued
$2,600,000	Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.040%, 2/3/2014	$2,600,000
1,925,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.050%, 2/6/2014	1,925,000
37,175,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.040%, 2/6/2014	37,175,000
880,000	Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.050%, 2/6/2014	880,000
	TOTAL	159,120,000
	Minnesota—1.8%
1,500,000	East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.060%, 2/6/2014	1,500,000
53,300,000	Hennepin County, MN, (Series C) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.030%, 2/6/2014	53,300,000
8,000,000	Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.040%, 2/6/2014	8,000,000
14,235,000	Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.050%, 2/6/2014	14,235,000
2,450,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B-1) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/3/2014	2,450,000
12,345,000	Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.050%, 2/6/2014	12,345,000
2,655,000	New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.040%, 2/6/2014	2,655,000
4,560,000	Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.040%, 2/6/2014	4,560,000
3,850,000	Rochester, MN Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.030%, 2/5/2014	3,850,000
11,800,000	Rochester, MN Health Care Facility Authority, (Series 2002A) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.030%, 2/5/2014	11,800,000
13,000,000	Rochester, MN Health Care Facility Authority, (Series 2002B Remarketed 4/16/08) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.030%, 2/5/2014	13,000,000
1,900,000	Rochester, MN Health Care Facility Authority, (Series A) Weekly VRDNs (Mayo Clinic)/(Wells Fargo Bank, N.A. LIQ), 0.030%, 2/5/2014	1,900,000
1,000,000	St. Cloud, MN ISD No. 742, (Series B), 0.65% TANs (GTD by Minnesota State), 8/8/2014	1,001,025
2,100,000	St. Francis, MN ISD#015, Certificates of Indebtedness (Series 2013A), 1.25% TANs (GTD by Minnesota State), 9/4/2014	2,111,714
Semi-Annual Shareholder Report
14

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Minnesota—continued
$1,665,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2009C) Weekly VRDNs (Allina Health System, MN)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/6/2014	$1,665,000
		TOTAL	134,372,739
		Mississippi—0.6%
12,230,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	12,230,000
30,600,000		Perry County, MS, (Series 2002) Weekly VRDNs (Leaf River Forest Products, Inc.)/(Bank of Nova Scotia, Toronto LOC), 0.030%, 2/6/2014	30,600,000
		TOTAL	42,830,000
		Missouri—0.8%
8,270,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.140%, 2/6/2014	8,270,000
12,000,000		Missouri State HEFA, (BJC Health System, MO), MVRENs (Series 2013C), 0.110%, 2/6/2014	12,000,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.060%, 2/6/2014	26,000,000
17,400,000		St. Joseph, MO IDA, (Series 2009A) Weekly VRDNs (Heartland Regional Medical Center)/(Bank of Montreal LOC), 0.030%, 2/6/2014	17,400,000
		TOTAL	63,670,000
		Multi-State—0.6%
9,990,000		FHLMC, (Series M027-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.050%, 2/6/2014	9,990,000
33,400,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.130%, 2/6/2014	33,400,000
		TOTAL	43,390,000
		Nebraska—1.2%
71,845,000		Central Plains Energy Project, (Project #2) (Series 2009) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.040%, 2/6/2014	71,845,000
10,230,000		Nebraska Educational Finance Authority, (Series 2008) Daily VRDNs (Creighton University, NE)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/3/2014	10,230,000
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.070%, 2/6/2014	10,000,000
		TOTAL	92,075,000
		Nevada—1.3%
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-1) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.050%, 2/5/2014	6,500,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Nevada—continued
$59,850,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-3) Weekly VRDNs (Bank of America N.A. LOC), 0.050%, 2/5/2014	$59,850,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.040%, 2/6/2014	28,500,000
		TOTAL	94,850,000
		New Jersey—2.8%
6,243,300		Bernardsville, NJ, 1.00% BANs, 2/20/2014	6,245,403
7,862,775		Bloomfield Township, NJ, 1.00% BANs, 1/16/2015	7,897,905
4,000,000		Bordentown, NJ, (Series 2013 B), 1.25% BANs, 2/19/2014	4,000,971
5,694,750		Cinnaminson, NJ, 1.00% BANs, 5/21/2014	5,699,815
8,420,614		Englewood Cliffs, NJ, 1.00% BANs, 3/21/2014	8,427,443
3,850,000		Hasbrouck Heights, NJ, 1.00% BANs, 3/28/2014	3,852,883
40,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Clipper Tax-Exempt Certificate Trust (Series 2009-70) Weekly VRDNs (New Jersey State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.050%, 2/6/2014	40,000,000
30,305,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 2/6/2014	30,305,000
21,214,285		Ocean Township, NJ, (Series 2013), 1.00% BANs, 12/17/2014	21,321,187
20,000,000		Passaic County, NJ, (Series 2013A), 1.25% BANs, 12/19/2014	20,180,585
17,384,000		Rahway, NJ, 1.00% BANs, 8/8/2014	17,426,738
10,800,000		Sea Isle City, NJ, 1.00% BANs, 9/19/2014	10,827,018
7,616,711		Secaucus, NJ, 1.00% BANs, 6/13/2014	7,630,411
24,000,000		Vineland, NJ, 1.00% BANs, 7/17/2014	24,062,980
4,404,200		Waldwick, NJ, 1.00% BANs, 3/28/2014	4,407,830
		TOTAL	212,286,169
		New Mexico—1.7%
125,375,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.040%, 2/6/2014	125,375,000
		New York—12.8%
10,000,000		Buffalo, NY, 1.00% BANs, 4/30/2014	10,016,081
37,800,000		Corning, NY City School District, 1.50% BANs, 2/14/2014	37,816,240
12,000,000	[3,4]	Metropolitan Transportation Authority, NY, P-FLOATs (MT-844) Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.100%, 2/6/2014	12,000,000
Semi-Annual Shareholder Report
16

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	New York—continued
$5,400,000	Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.040%, 2/5/2014	$5,400,000
36,600,000	New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 2/3/2014	36,600,000
10,450,000	New York City, NY Municipal Water Finance Authority, (Series 2013AA-2) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.040%, 2/6/2014	10,450,000
5,000,000	New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.050%, 2/3/2014	5,000,000
10,000,000	New York City, NY Municipal Water Finance Authority, Extendible CP (Series 7), 0.080%, 2/6/2014	10,000,000
48,900,000	New York City, NY Municipal Water Finance Authority, Fiscal 2011 (Subseries FF-1) Daily VRDNs (Bank of America N.A. LIQ), 0.040%, 2/3/2014	48,900,000
74,900,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.070%, 2/3/2014	74,900,000
53,650,000	New York City, NY Municipal Water Finance Authority, Senior Revenue Bonds (Series 2008B-3) Daily VRDNs (Bank of America N.A. LIQ), 0.040%, 2/3/2014	53,650,000
42,100,000	New York City, NY Transitional Finance Authority, (Series 1999B-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 2/5/2014	42,100,000
52,800,000	New York City, NY Transitional Finance Authority, Fiscal 2014 (Subseries A-4) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 0.040%, 2/3/2014	52,800,000
10,000,000	New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-5) Daily VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.030%, 2/6/2014	10,000,000
30,580,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.060%, 2/5/2014	30,580,000
24,750,000	New York City, NY, (Fiscal 1995 Series B-9) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.030%, 2/5/2014	24,750,000
8,750,000	New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.080%, 2/6/2014	8,750,000
42,300,000	New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.130%, 2/6/2014	42,300,000
20,000,000	New York City, NY, (Fiscal 2008 Subseries L-3) Daily VRDNs (Bank of America N.A. LIQ), 0.040%, 2/3/2014	20,000,000
42,000,000	New York City, NY, (Fiscal 2012 Series A-4) Daily VRDNs (KBC Bank N.V. LOC), 0.050%, 2/3/2014	42,000,000
Semi-Annual Shareholder Report
17

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$85,000,000		New York Liberty Development Corporation, remarketing of 5/22/13 (Series A), 0.23% TOBs (3 World Trade Center)/(GTD by U.S. Treasury) 6/19/2014	$85,000,000
13,000,000		New York State Dormitory Authority, (Series 2006A-1) Weekly VRDNs (University of Rochester, NY)/(Wells Fargo Bank, N.A. LOC), 0.030%, 2/5/2014	13,000,000
2,900,000		New York State Dormitory Authority, (Series 2008A) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.040%, 2/6/2014	2,900,000
39,575,000		New York State HFA, (Series 2009A: 320 West 38th Street) Weekly VRDNs (West 38th Street LLC)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/5/2014	39,575,000
33,000,000		New York State HFA, (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.070%, 2/3/2014	33,000,000
9,000,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.070%, 2/3/2014	9,000,000
7,000,000		New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds Weekly VRDNs (Bank of America N.A. LIQ), 0.050%, 2/5/2014	7,000,000
67,557,380		North Hempstead, NY, 0.60% BANs, 4/9/2014	67,604,380
5,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 1)/(GTD by Citibank NA LIQ), 0.100%, 2/6/2014	5,500,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 2)/(GTD by Citibank NA LIQ), 0.100%, 2/6/2014	31,000,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 3)/(GTD by Citibank NA LIQ), 0.100%, 2/6/2014	31,000,000
21,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 4)/(GTD by Deutsche Bank Trust Co., LIQ), 0.120%, 2/6/2014	21,000,000
5,000,000		Ogdensburg, NY Enlarged City School District, 1.00% BANs, 8/7/2014	5,014,525
28,610,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels (Series 2001C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 2/5/2014	28,610,000
6,320,000		Waverly, NY CSD, 1.00% BANs, 6/27/2014	6,333,065
		TOTAL	963,549,291
		North Carolina—1.8%
18,630,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.140%, 2/6/2014	18,630,000
9,115,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.040%, 2/5/2014	9,115,000
3,560,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	3,560,000
Semi-Annual Shareholder Report
18

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$4,010,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	$4,010,000
8,040,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	8,040,000
6,940,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Countryside Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/6/2014	6,940,000
8,780,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	8,780,000
5,110,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	5,110,000
14,185,000		North Carolina Capital Facilities Finance Agency, (Series 2010) Weekly VRDNs (Elon University)/(U.S. Bank, N.A. LOC), 0.040%, 2/5/2014	14,185,000
2,070,000		North Carolina Capital Facilities Finance Agency, (Series 2011) Weekly VRDNs (Elon University)/(U.S. Bank, N.A. LOC), 0.040%, 2/5/2014	2,070,000
2,615,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	2,615,000
15,000,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)/(BMO Harris Bank, N.A. LIQ), 0.040%, 2/6/2014	15,000,000
7,290,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	7,290,000
3,515,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C) Weekly VRDNs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), 0.060%, 2/6/2014	3,515,000
16,400,000		Raleigh, NC, (Series 2005B-1) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.040%, 2/5/2014	16,400,000
7,300,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.040%, 2/5/2014	7,300,000
		TOTAL	132,560,000
		North Dakota—0.4%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.060%, 2/5/2014	29,124,000
		Ohio—1.4%
6,180,000		Akron, OH, 1.00% BANs, 11/12/2014	6,215,006
15,700,000		Allen County, OH, (Series 2008A) Daily VRDNs (Catholic Healthcare Partners)/(Bank of America N.A. LOC), 0.040%, 2/3/2014	15,700,000
Semi-Annual Shareholder Report
19

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Ohio—continued
$7,590,000		Columbus, OH Regional Airport Authority, (Senior Series 2006) Weekly VRDNs (OASBO Expanded Asset Pooled Financing Program)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	$7,590,000
10,000,000		Dayton CSD, OH, (Series 2013B), 1.25% BANs, 10/15/2014	10,066,420
465,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/6/2014	465,000
10,000,000		Franklin County, OH Hospital Facility Authority, (Series 2011C), 0.07% TOBs (Ohiohealth Corp,), Mandatory Tender 6/4/2014	10,000,000
5,480,000		Franklin County, OH Mortgage Revenue, (CHE Trinity Healthcare Credit Group), MVRENs (Series 2013OH), 0.110%, 2/6/2014	5,480,000
12,000,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A) Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(Northern Trust Co., Chicago, IL LOC), 0.040%, 2/5/2014	12,000,000
8,815,000		Lakewood, OH City School District, 1.00% BANs, 6/4/2014	8,838,178
2,700,000		Lucas County, OH, 1.00% BANs, 7/16/2014	2,708,751
6,700,000		Ohio State Higher Educational Facility Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/6/2014	6,700,000
5,200,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.040%, 2/6/2014	5,200,000
10,910,000		Streetsboro, OH City School District, 1.00% BANs, 7/1/2014	10,943,340
		TOTAL	101,906,695
		Oklahoma—0.3%
6,535,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.070%, 2/6/2014	6,535,000
16,470,000		Oklahoma State Turnpike Authority, (Series 2006F) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 2/3/2014	16,470,000
		TOTAL	23,005,000
		Pennsylvania—2.7%
46,000,000	[3,4]	Allegheny County, PA HDA, PUTTERs (Series 4323), 0.09% TOBs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ) 3/20/2014	46,000,000
19,600,000		Beaver County, PA IDA, (Series 2006-A) Weekly VRDNs (FirstEnergy Corp.)/(UBS AG LOC), 0.040%, 2/5/2014	19,600,000
10,200,000		Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.040%, 2/6/2014	10,200,000
1,300,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.040%, 2/6/2014	1,300,000
3,100,000		Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.050%, 2/6/2014	3,100,000
Semi-Annual Shareholder Report
20

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$8,000,000		Dallastown Area School District, PA, (Series 2013) VRNs, 1.26%, 4/1/2014	$8,013,997
15,445,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 2/6/2014	15,445,000
5,000,000	[3,4]	Hempfield, PA School District, RBC Muni Trust (Series 2011-E30) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.040%, 2/6/2014	5,000,000
9,285,000		Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.040%, 2/6/2014	9,285,000
3,955,000		Pennsylvania Economic Development Financing Authority, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.060%, 2/6/2014	3,955,000
20,120,000	[3,4]	Pennsylvania Economic Development Financing Authority, Stage Trust (Series 2009-81C) Weekly VRDNs (Aqua Pennsylvania, Inc. )/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	20,120,000
100,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.040%, 2/6/2014	100,000
19,805,000	[3,4]	Pennsylvania State Turnpike Commission, RBC Muni Trust (Series E-22) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.040%, 2/6/2014	19,805,000
8,650,000		Philadelphia, PA Authority for Industrial Development, (2007 Series B-3) Weekly VRDNs (PNC Bank, N.A. LOC), 0.040%, 2/6/2014	8,650,000
24,150,000		Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.030%, 2/6/2014	24,150,000
5,000,000		Upper St. Clair Township, PA, (Series of 2008) Weekly VRDNs (Bank of New York Mellon LIQ), 0.090%, 2/6/2014	5,000,000
		TOTAL	199,723,997
		South Carolina—0.5%
5,000,000		Lexington, SC, (Series 2013B), 2.50% BANs (Lexington, SC Water & Sewage), 12/2/2014	5,091,325
2,075,000		South Carolina Education Facilities Authority Weekly VRDNs (Newberry College)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	2,075,000
8,650,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/6/2014	8,650,000
4,000,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.140%, 2/6/2014	4,000,000
4,740,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	4,740,000
Semi-Annual Shareholder Report
21

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		South Carolina—continued
$12,555,000	[3,4]	South Carolina State, ROC's (Series 692WF), 0.20% TOBs (Wells Fargo & Co. LIQ), Optional Tender 5/15/2014	$12,555,000
		TOTAL	37,111,325
		Tennessee—1.2%
5,335,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.050%, 2/5/2014	5,335,000
35,095,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2001B-1), 0.110%, 2/6/2014	35,095,000
4,500,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	4,500,000
26,140,000		Sullivan County, TN Health Educational & Housing Facilities Board, (Series 2005) Weekly VRDNs (Wellmont Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 2/6/2014	26,140,000
18,800,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.040%, 2/6/2014	18,800,000
		TOTAL	89,870,000
		Texas—10.4%
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) (Series 2009-64) Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.070%, 2/6/2014	24,150,000
8,000,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(Bank of America N.A. LOC), 0.040%, 2/6/2014	8,000,000
10,370,000	[3,4]	Denton, TX ISD, SPEARs (Series DB-513) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.070%, 2/6/2014	10,370,000
13,650,000	[3,4]	Grand Parkway Transportation Corp., TX, Clipper Tax-Exempt Certificate Trust (Series 2013-9A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.050%, 2/6/2014	13,650,000
57,500,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.18% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 2/13/2014	57,500,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.20% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 4/3/2014	28,000,000
9,815,000	[3,4]	Harris County, TX Cultural Education Facilities Finance Corp., Stage Trust (Series 2011-05C) Weekly VRDNs (Texas Medical Center Central Heating)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.060%, 2/6/2014	9,815,000
17,700,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.050%, 2/3/2014	17,700,000
Semi-Annual Shareholder Report
22

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$11,000,000	[3,4]	Harris County, TX HFDC, RBC Muni Trust (Series E-27) Weekly VRDNs (Memorial Hermann Health System)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.040%, 2/6/2014	$11,000,000
35,350,000		Houston, TX Airport System, (Series 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.050%, 2/5/2014	35,350,000
11,230,000	[3,4]	Irving, TX ISD, SPEARs (Series DB-603) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.090%, 2/6/2014	11,230,000
13,665,000	[3,4]	Judson, TX ISD, SPEARs (Series DB-423) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.100%, 2/6/2014	13,665,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.070%, 2/6/2014	5,130,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C) Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), 0.060%, 2/6/2014	18,965,000
16,830,000	[3,4]	Love Field Airport Modernization Corporation, TX, Stage Trust (Series 2011-11C) Weekly VRDNs (Southwest Airlines Co.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.060%, 2/6/2014	16,830,000
6,235,000		Port Arthur Navigation District, TX IDC, (Series 2006) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.040%, 2/3/2014	6,235,000
13,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.050%, 2/5/2014	13,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.050%, 2/5/2014	25,000,000
30,000,000		San Antonio, TX Electric & Gas System, (2012 Series C), 0.13% CP, Mandatory Tender 2/6/2014	30,000,000
16,750,000		San Antonio, TX Electric & Gas System, (2012 Series C), 0.13% CP, Mandatory Tender 4/8/2014	16,750,000
33,595,000	[3,4]	San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997-SG-105) Weekly VRDNs (Societe Generale, Paris LIQ)/(U.S. Treasury PRF), 0.190%, 2/6/2014	33,595,000
13,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.040%, 2/6/2014	13,000,000
10,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Baylor Health Care System), MVRENs (Series 2013B) , 0.130%, 2/6/2014	10,000,000
13,720,000		Texas State Transportation Commission, (Series 2005-B) Weekly VRDNs (Texas State)/(Royal Bank of Canada, Montreal LIQ), 0.040%, 2/5/2014	13,720,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.040%, 2/6/2014	8,685,000
Semi-Annual Shareholder Report
23

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$192,050,000		Texas State, (Series 2013), 2.00% TRANs, 8/28/2014	$194,025,755
23,000,000	[3,4]	Texas State, Municipal Securities Trust Receipts (Series 2007-SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.060%, 2/6/2014	23,000,000
35,765,000		Texas State, Veterans Bonds (Series 2011A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.040%, 2/5/2014	35,765,000
50,000,000		Texas State, Veterans Bonds (Series 2013B) Weekly VRDNs (Bank of New York Mellon LIQ), 0.040%, 2/5/2014	50,000,000
10,215,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51), 0.18% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 3/12/2014	10,215,000
15,500,000		University of Texas System (The Board of Regents of), (Series 2008B-2) Weekly VRDNs, 0.030%, 2/6/2014	15,500,000
		TOTAL	779,845,755
		Utah—0.1%
7,230,000		Murray City, Utah Hospital Revenue, (Series 2005B) Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 0.060%, 2/3/2014	7,230,000
		Vermont—0.2%
14,000,000		Vermont Educational and Health Buildings Financing Agency Weekly VRDNs (Norwich University)/(TD Bank, N.A. LOC), 0.030%, 2/5/2014	14,000,000
		Virginia—1.6%
9,595,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	9,595,000
4,955,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.120%, 2/6/2014	4,955,000
1,500,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC), 0.040%, 2/5/2014	1,500,000
37,410,000		Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(U.S. Bank, N.A. LOC), 0.040%, 2/5/2014	37,410,000
14,800,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	14,800,000
9,150,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.160%, 2/6/2014	9,150,000
8,715,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.050%, 2/3/2014	8,715,000
13,100,000		Stafford County, VA and Staunton, VA IDA, (Series 2008 A-1), 0.06% CP (Bank of America N.A. LOC), Mandatory Tender 2/6/2014	13,100,000
15,550,000		Virginia College Building Authority, (Series 2004) Weekly VRDNs (University of Richmond)/(U.S. Bank, N.A. LIQ), 0.040%, 2/5/2014	15,550,000
Semi-Annual Shareholder Report
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Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$6,500,000		Virginia Small Business Financing Authority, (Series 2008A) Weekly VRDNs (Hampton University)/(PNC Bank, N.A. LOC), 0.040%, 2/6/2014	$6,500,000
		TOTAL	121,275,000
		Washington—0.8%
12,000,000		Chelan County, WA Public Utility District No. 1, Consolidated System Revenue Bonds (Series 2008B) Weekly VRDNs (Union Bank, N.A. LIQ), 0.050%, 2/5/2014	12,000,000
3,350,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	3,350,000
18,000,000		Washington State Health Care Facilities Authority, (Catholic Health Initiatives), MVRENs (Series 2013), 0.190%, 2/6/2014	18,000,000
10,650,000	[3,4]	Washington State Health Care Facilities Authority, Stage Trust (Series 2008-48C) Weekly VRDNs (Virginia Mason Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 2/6/2014	10,650,000
16,250,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	16,250,000
4,000,000		Washington State Housing Finance Commission, (Series 2013), 0.43% TOBs (Family Tree and Lincoln Way LLC), Mandatory Tender 1/5/2015	4,000,000
		TOTAL	64,250,000
		West Virginia—1.2%
50,040,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.070%, 2/6/2014	50,040,000
14,600,000		West Virginia EDA Solid Waste Disposal Facilities, (Series 2009A) Weekly VRDNs (Appalachian Power Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.050%, 2/6/2014	14,600,000
22,900,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.050%, 2/6/2014	22,900,000
		TOTAL	87,540,000
		Wisconsin—2.5%
19,750,000		Milwaukee, WI, (Series 2012 C-6), 0.070%, 2/19/2014	19,750,000
3,500,000		Sparta, WI, 1.50% BANs, 11/1/2014	3,510,295
8,375,000		Whitewater, WI CDA, (Series 2007) Weekly VRDNs (Wisconsin Housing Preservation Corp.)/(BMO Harris Bank, N.A. LOC), 0.050%, 2/6/2014	8,375,000
9,770,000		Wisconsin Health & Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2013B), 0.100%, 2/6/2014	9,770,000
Semi-Annual Shareholder Report
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Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wisconsin—continued
$19,970,000	Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.14% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 2/18/2014	$19,970,000
28,320,000	Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.20% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 3/3/2014	28,320,000
23,165,000	Wisconsin State HEFA Weekly VRDNs (Ripon College)/(BMO Harris Bank, N.A. LOC), 0.040%, 2/6/2014	23,165,000
3,770,000	Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.210%, 2/6/2014	3,770,000
4,565,000	Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.040%, 2/6/2014	4,565,000
3,700,000	Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/6/2014	3,700,000
64,770,000	Wisconsin State, General Obligation Extendible Municipal Commercial Paper, 0.070% - 0.140%, 2/19/2014 - 4/3/2014	64,770,000
	TOTAL	189,665,295
	Wyoming—1.2%
760,000	Sweetwater County, WY PCRB, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/5/2014	760,000
86,150,000	Wyoming Student Loan Corp., (Senior Series 2010A-3) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.040%, 2/6/2014	86,150,000
	TOTAL	86,910,000
	TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	7,514,357,439
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	10,808,242
	TOTAL NET ASSETS—100%	$7,525,165,681
At January 31, 2014, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
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26

At January 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $1,529,715,000, which represented 20.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $1,529,715,000, which represented 20.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
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27

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDR	—Economic Development Revenue
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIQs	—Liquidity Agreements
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PRF	—Prerefunded
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements
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28

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.002	0.015
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.002	0.015
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)	(0.015)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.04%	0.10%	0.18%	1.49%
Ratios to Average Net Assets:
Net expenses	0.10%[3,4]	0.18%[3]	0.21%[3]	0.21%[3]	0.22%[3]	0.23%[3]
Net investment income	0.01%[4]	0.02%	0.03%	0.10%	0.17%	1.34%
Expense waiver/reimbursement[5]	0.19%[4]	0.11%	0.08%	0.08%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,075,228	$5,906,897	$6,671,609	$9,147,097	$8,290,468	$14,743,753
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.10%, 0.18%, 0.21%, 0.21%, 0.22% and 0.23% for the six months ended January 31, 2014, and for the years ended July 31, 2013, 2012, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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29

Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$7,514,357,439
Cash		15,464,747
Income receivable		7,349,325
Receivable for shares sold		1,205,790
TOTAL ASSETS		7,538,377,301
Liabilities:
Payable for investments purchased	$13,100,204
Payable for shares redeemed	4,283
Income distribution payable	46,920
Payable to adviser (Note 4)	18,644
Payable for Directors'/Trustees' fees (Note 4)	3,665
Accrued expenses (Note 4)	37,904
TOTAL LIABILITIES		13,211,620
Net assets for 7,525,088,978 shares outstanding		$7,525,165,681
Net Assets Consist of:
Paid-in capital		$7,525,069,495
Accumulated net realized gain on investments		133,324
Distributions in excess of net investment income		(37,138)
TOTAL NET ASSETS		$7,525,165,681
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$6,075,228,390 ÷ 6,075,164,120 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,449,937,291 ÷ 1,449,924,858 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
30

Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Interest			$4,175,465
Expenses:
Investment adviser fee (Note 4)		$7,484,072
Administrative fee (Note 4)		2,922,530
Custodian fees		121,983
Transfer agent fee		32,810
Directors'/Trustees' fees (Note 4)		22,987
Auditing fees		10,585
Legal fees		8,826
Portfolio accounting fees		87,595
Shareholder services fee (Note 4)		1,262,063
Account administration fee (Note 2)		454,702
Share registration costs		31,248
Printing and postage		23,212
Insurance premiums (Note 4)		9,458
Miscellaneous (Note 4)		25,857
TOTAL EXPENSES		12,497,928
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 4)	$(6,983,941)
Waiver of shareholder services fee (Note 4)	(1,262,063)
Waiver of account administration fee (Note 2)	(441,265)
Reimbursement of account administration fee (Note 2)	(13,437)
Reduction of custodian fees (Note 5)	(134)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(8,700,840)
Net expenses			3,797,088
Net investment income			378,377
Net realized gain on investments			156,160
Change in net assets resulting from operations			$534,537
See Notes which are an integral part of the Financial Statements
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31

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$378,377	$1,268,190
Net realized gain on investments	156,160	109,408
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	534,537	1,377,598
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(305,687)	(1,105,159)
Service Shares	(68,723)	(148,899)
Distributions from net realized gain on investments
Institutional Shares	(83,609)	(46,993)
Service Shares	(18,188)	(10,838)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(476,207)	(1,311,889)
Share Transactions:
Proceeds from sale of shares	10,365,502,454	23,973,771,616
Net asset value of shares issued to shareholders in payment of distributions declared	122,199	313,680
Cost of shares redeemed	(10,087,027,508)	(25,020,057,222)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	278,597,145	(1,045,971,926)
Change in net assets	278,655,475	(1,045,906,217)
Net Assets:
Beginning of period	7,246,510,206	8,292,416,423
End of period (including distributions in excess of net investment income of $(37,138) and $(41,105), respectively)	$7,525,165,681	$7,246,510,206
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
32

Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 35 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Service Shares are presented separately. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2014, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Reimbursed	Account Administration Fees Waived by Unaffiliated Third Parties
Service Shares	$454,702	$(13,437)	$(441,265)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense,
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either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,798,550,933	$8,798,550,933	20,786,743,615	$20,786,743,615
Shares issued to shareholders in payment of distributions declared	89,189	89,189	253,312	253,312
Shares redeemed	(8,630,355,767)	(8,630,355,767)	(21,551,761,598)	(21,551,761,598)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	168,284,355	$168,284,355	(764,764,671)	$(764,764,671)

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,566,951,521	$1,566,951,521	3,187,028,001	$3,187,028,001
Shares issued to shareholders in payment of distributions declared	33,010	33,010	60,368	60,368
Shares redeemed	(1,456,671,741)	(1,456,671,741)	(3,468,295,624)	(3,468,295,624)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	110,312,790	$110,312,790	(281,207,255)	$(281,207,255)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	278,597,145	$278,597,145	(1,045,971,926)	$(1,045,971,926)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the Adviser voluntarily waived $6,983,941 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2014, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,262,063	$(1,262,063)
For the six months ended January 31, 2014, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the
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date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,103,770,000 and $1,674,465,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
5. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2014, the Fund's expenses were reduced by $134 under these arrangements.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1]
Actual:	$1,000	$1,000.10	$0.50[2]
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,024.70	$0.51[2]
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.21% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.06 and $1.07, respectively.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Tax-Free Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
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likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
40128 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2014
Share Class	Ticker
Institutional	TOIXX
Service	TOSXX
Capital	TOCXX
Trust	TOTXX

Federated Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	43.3%
U.S Treasury Securities	56.4%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
At January 31, 2014, the Fund's effective maturity3 schedule was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	43.3%
8-30 Days	28.5%
31-90 Days	8.0%
91-180 Days	17.2%
181 Days or more	2.7%
Other Assets and Liabilities—Net[2]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—43.3%
$435,000,000		Interest in $500,000,000 joint repurchase agreement 0.02%, dated 1/28/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,001,944 on 2/4/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $510,001,758.	$435,000,000
78,000,000		Interest in $3,128,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,128,007,820 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2023 and the market value of those underlying securities was $3,190,568,072.	78,000,000
365,000,000	[1]	Interest in $417,000,000 joint repurchase agreement 0.05%, dated 1/24/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $417,034,750 on 3/25/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $425,346,018.	365,000,000
869,000,000	[1]	Interest in $940,000,000 joint repurchase agreement 0.07%, dated 11/21/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $940,164,500 on 2/19/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $958,937,990.	869,000,000
435,000,000		Interest in $650,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Bank of Nova Scotia will repurchase securities provided as collateral for $650,001,625 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2022 and the market value of those underlying securities was $663,001,672.	435,000,000
4,500,000,000		Interest in $4,700,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,700,011,750 on 2/3/2014. The securities provided as collateral at the end of the period, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $4,792,901,978.	4,500,000,000
250,000,000		Repurchase agreement 0.02%, dated 1/31/2014 under which Citibank, N.A. will repurchase securities provided as collateral for $250,000,417 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2023 and the market value of those underlying securities was $255,000,478.	250,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$403,000,000		Interest in $463,000,000 joint repurchase agreement 0.02%, dated 1/29/2014 under which Citigroup Global Market, Inc. will repurchase securities provided as collateral for $463,001,801 on 2/5/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $472,261,317.	$403,000,000
590,000,000		Repurchase agreement 0.02%, dated 1/31/2014 under which Citigroup Global Market, Inc. will repurchase securities provided as collateral for $590,000,983 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2029 and the market value of those underlying securities was $601,801,004.	590,000,000
566,113,000		Interest in $4,000,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,010,000 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $4,080,010,259.	566,113,000
173,000,000		Repurchase agreement 0.01%, dated 1/31/2014 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $173,000,144 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2019 and the market value of those underlying securities was $176,460,245.	173,000,000
1,023,000,000	[1]	Interest in $1,190,000,000 joint repurchase agreement 0.04%, dated 1/27/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,190,044,956 on 3/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $1,213,808,159.	1,023,000,000
551,000,000	[1]	Interest in $640,000,000 joint repurchase agreement 0.05%, dated 1/3/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $640,028,444 on 2/7/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $652,825,390.	551,000,000
43,324,000		Repurchase agreement 0.02%, dated 1/31/2014 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $43,324,072 on 2/3/2014. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 3/15/2016 and the market value of those underlying securities was $44,193,949.	43,324,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$590,000,000		Interest in $800,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $800,002,000 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $816,002,052.	$590,000,000
431,000,000		Interest in $500,000,000 joint repurchase agreement 0.04%, dated 1/31/2014 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,003,889 on 2/7/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $510,001,723.	431,000,000
		TOTAL REPURCHASE AGREEMENTS	11,302,437,000
		U.S. TREASURY—56.4%
120,000,000	[2]	United States Treasury Bills, 0.075%, 2/13/2014	119,997,200
835,000,000	[2]	United States Treasury Bills, 0.075%, 2/20/2014	834,972,447
2,931,400,000		United States Treasury Notes, 0.250% - 1.875%, 2/28/2014	2,933,993,978
1,972,500,000		United States Treasury Notes, 0.250% - 1.875%, 4/30/2014	1,978,903,581
2,192,000,000		United States Treasury Notes, 0.250% - 2.250%, 5/31/2014	2,203,082,180
401,250,000		United States Treasury Notes, 0.250% - 2.625%, 6/30/2014	405,087,566
26,000,000		United States Treasury Notes, 0.500%, 8/15/2014	26,048,031
326,800,000		United States Treasury Notes, 0.625%, 7/15/2014	327,448,448
1,542,500,000		United States Treasury Notes, 1.000% - 4.750%, 5/15/2014	1,556,860,449
90,325,000		United States Treasury Notes, 1.250%, 4/15/2014	90,516,875
3,551,750,000		United States Treasury Notes, 1.250% - 4.000%, 2/15/2014	3,555,275,211
125,000,000		United States Treasury Notes, 2.375%, 8/31/2014	126,594,062
370,000,000		United States Treasury Notes, 2.375%, 10/31/2014	376,154,395
82,000,000		United States Treasury Notes, 2.625%, 12/31/2014	83,828,324
74,000,000		United States Treasury Notes, 4.250%, 11/15/2014	76,380,443
		TOTAL U.S. TREASURY	14,695,143,190
		TOTAL INVESTMENTS—99.7% (AT AMORTIZED COST)[3]	25,997,580,190
		OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	91,146,960
		TOTAL NET ASSETS—100%	$26,088,727,150
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate(s) at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
4

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.005
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.005
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.005)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.02%	0.02%	0.47%
Ratios to Average Net Assets:
Net expenses	0.06%[3]	0.14%	0.10%	0.15%	0.18%	0.23%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.02%	0.46%
Expense waiver/reimbursement[4]	0.22%[3]	0.15%	0.18%	0.13%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,381,567	$18,310,173	$16,201,298	$10,259,195	$9,951,813	$15,279,432
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.003
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.003
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.28%
Ratios to Average Net Assets:
Net expenses	0.06%[3]	0.14%	0.10%	0.16%	0.20%	0.43%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.29%
Expense waiver/reimbursement[4]	0.47%[3]	0.40%	0.43%	0.37%	0.33%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,678,016	$4,382,656	$4,525,468	$5,048,852	$4,335,717	$4,009,139
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.004
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.004
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.004)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.37%
Ratios to Average Net Assets:
Net expenses	0.06%[3]	0.14%	0.09%	0.16%	0.21%	0.33%
Net investment income	0.01%[3]	0.01%	0.02%	0.01%	0.01%	0.28%
Expense waiver/reimbursement[4]	0.32%[3]	0.25%	0.29%	0.23%	0.17%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$554,053	$634,334	$372,061	$1,171,302	$748,595	$2,411,738
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.002
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.22%
Ratios to Average Net Assets:
Net expenses	0.06%[3]	0.14%	0.10%	0.16%	0.20%	0.51%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.28%
Expense waiver/reimbursement[4]	0.72%[3]	0.65%	0.68%	0.63%	0.58%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$475,091	$560,816	$710,705	$826,650	$714,267	$552,204
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Investment in repurchase agreements	$11,302,437,000
Investment in securities	14,695,143,190
Total investment in securities, at amortized cost and fair value		$25,997,580,190
Cash		5,124
Income receivable		90,415,314
Receivable for shares sold		1,745,024
TOTAL ASSETS		26,089,745,652
Liabilities:
Payable for shares redeemed	602,344
Income distribution payable	150,590
Payable to adviser (Note 4)	27,830
Payable for custodian fees	141,591
Payable for transfer agent fee	45,010
Payable for Directors'/Trustees' fees (Note 4)	2,081
Payable for shareholder services fee (Note 4)	552
Accrued expenses (Note 4)	48,504
TOTAL LIABILITIES		1,018,502
Net assets for 26,088,520,080 shares outstanding		$26,088,727,150
Net Assets Consist of:
Paid-in capital		$26,088,683,075
Accumulated net realized gain on investments		68,611
Distributions in excess of net investment income		(24,536)
TOTAL NET ASSETS		$26,088,727,150
Net Asset Value, Offering Price and Redemption Proceeds PerShare
Institutional Shares:
$20,381,567,287 ÷ 20,381,423,896 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$4,678,016,185 ÷ 4,677,994,117 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$554,052,715 ÷ 554,011,900 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$475,090,963 ÷ 475,090,167 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Interest			$9,308,332
Expenses:
Investment adviser fee (Note 4)		$25,282,598
Administrative fee (Note 4)		9,872,854
Custodian fees		440,520
Transfer agent fee		88,185
Directors'/Trustees' fees (Note 4)		61,767
Auditing fees		11,091
Legal fees		7,665
Portfolio accounting fees		100,784
Distribution services fee (Note 4)		643,582
Shareholder services fee (Note 4)		3,955,405
Account administration fee (Note 2)		2,684,221
Share registration costs		65,461
Printing and postage		24,595
Insurance premiums (Note 4)		22,514
Miscellaneous (Note 4)		56,119
TOTAL EXPENSES		43,317,361
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(25,282,598)
Waiver of distribution services fee (Note 4)	(643,582)
Waiver of shareholder services fee (Note 4)	(3,955,405)
Waiver of account administration fee (Note 2)	(2,684,221)
Reimbursement of other operating expenses (Note 4)	(2,681,606)
TOTAL WAIVERS AND REIMBURSEMENT		(35,247,412)
Net expenses			8,069,949
Net investment income			1,238,383
Net realized gain on investments			87,670
Change in net assets resulting from operations			$1,326,053
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,238,383	$2,500,280
Net realized gain on investments	87,670	2,455
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,326,053	2,502,735
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(979,543)	(1,849,571)
Service Shares	(226,866)	(429,444)
Capital Shares	(31,803)	(69,757)
Trust Shares	(25,693)	(60,697)
Distributions from net realized gain on investments
Institutional Shares	(15,740)	(52,417)
Service Shares	(3,915)	(13,506)
Capital Shares	(520)	(1,074)
Trust Shares	(438)	(2,152)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,284,518)	(2,478,618)
Share Transactions:
Proceeds from sale of shares	60,509,038,299	126,072,006,077
Proceeds from shares issued in connection with the tax-free transfer of assets from Fifth Third U.S. Treasury Money Market Fund	—	907,710,835
Net asset value of shares issued to shareholders in payment of distributions declared	411,509	744,202
Cost of shares redeemed	(58,308,743,843)	(124,902,038,442)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,200,705,965	2,078,422,672
Change in net assets	2,200,747,500	2,078,446,789
Net Assets:
Beginning of period	23,887,979,650	21,809,532,861
End of period (including undistributed (distributions in excess of) net investment income of $(24,536) and $986, respectively)	$26,088,727,150	$23,887,979,650
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 35 diversified portfolios. The financial statements included herein are only those of Federated Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
On September 7, 2012, the Fund acquired all of the net assets of Fifth Third U.S. Treasury Money Market Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on September 5, 2012. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2012, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2013, were as follows:
Net investment income*	$2,501,628
Net realized gain on investments	$2,455
Net increase in net assets resulting from operations	$2,504,083
*	Net investment income includes $9,235 of pro forma additional expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets as of July 31, 2013.
For every one share of Fifth Third U.S. Treasury Money Market Fund Institutional Shares exchanged, a shareholder received one share of the Fund's Institutional Shares.
For every one share of Fifth Third U.S. Treasury Money Market Fund Select Shares exchanged, a shareholder received one share of the Fund's Institutional Shares.
For every one share of Fifth Third U.S. Treasury Money Market Fund Preferred Shares exchanged, a shareholder received one share of the Fund's Capital Shares.
For every one share of Fifth Third U.S. Treasury Money Market Fund Trust Shares exchanged, a shareholder received one share of the Fund's Service Shares.
Semi-Annual Shareholder Report
13

The Fund received net assets from Fifth Third U.S. Treasury Money Market Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Fifth Third U.S Treasury Money Market Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
907,547,840	$907,710,835	$22,157,798,813	$23,065,509,648
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2014, account administration fees for the Fund were as follows:
	Account Administration Fees Incurred	Account Administration Fees Waived by an Unaffiliated Third Party
Service Shares	$2,406,666	$(2,406,666)
Capital Shares	32,551	(32,551)
Trust Shares	245,004	(245,004)
TOTAL	$2,684,221	$(2,684,221)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	51,442,025,377	$51,442,025,377	$108,927,925,985	$108,927,925,985
Shares issued in connection with the tax-free transfer of assets from Fifth Third U.S. Treasury Money Market Fund	—	—	606,203,413	606,312,287
Shares issued to shareholders in payment of distributions declared	356,748	356,748	622,393	622,393
Shares redeemed	(49,371,020,075)	(49,371,020,075)	(107,426,003,917)	(107,426,003,917)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,071,362,050	$2,071,362,050	2,108,747,874	$2,108,856,748
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	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,436,724,819	$7,436,724,819	13,154,648,289	$13,154,648,289
Shares issued in connection with the tax-free transfer of assets from Fifth Third U.S. Treasury Money Market Fund	—	—	79,434,774	79,449,040
Shares issued to shareholders in payment of distributions declared	34,885	34,885	70,888	70,888
Shares redeemed	(7,141,407,106)	(7,141,407,106)	(13,376,984,866)	(13,376,984,866)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	295,352,598	$295,352,598	(142,830,915)	$(142,816,649)

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,193,082,943	$1,193,082,943	3,192,647,011	$3,192,647,011
Shares issued in connection with the tax-free transfer of assets from Fifth Third U.S. Treasury Money Market Fund	—	—	221,909,653	221,949,508
Shares issued to shareholders in payment of distributions declared	10,861	10,861	29,869	29,869
Shares redeemed	(1,273,376,409)	(1,273,376,409)	(3,152,353,896)	(3,152,353,896)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(80,282,605)	$(80,282,605)	262,232,637	$262,272,492

	Six Months Ended 1/31/2014		Year Ended 7/31/2013
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	437,205,160	$437,205,160	796,784,792	$796,784,792
Shares issued to shareholders in payment of distributions declared	9,015	9,015	21,052	21,052
Shares redeemed	(522,940,253)	(522,940,253)	(946,695,763)	(946,695,763)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(85,726,078)	$(85,726,078)	(149,889,919)	$(149,889,919)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,200,705,965	$2,200,705,965	2,078,259,677	$2,078,422,672
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the Adviser voluntarily waived its entire fee of $25,282,598 and voluntarily reimbursed $2,681,606 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund's Trust Shares may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$643,582	$(643,582)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
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Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2014, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Waived by Unaffiliated Third Parties
Service Shares	$3,271,308	$(3,271,308)
Capital Shares	285,519	(285,519)
Trust Shares	398,578	(398,578)
TOTAL	$3,955,405	$(3,955,405)
For the six months ended January 31, 2014, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 31, 2014, or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2014, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $249,999,514.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.30[2]
Service Shares	$1,000	$1,000.10	$0.30[3]
Capital Shares	$1,000	$1,000.10	$0.30[4]
Trust Shares	$1,000	$1,000.10	$0.30[5]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.90	$0.31[2]
Service Shares	$1,000	$1,024.90	$0.31[3]
Capital Shares	$1,000	$1,024.90	$0.31[4]
Trust Shares	$1,000	$1,024.90	$0.31[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.06%
Service Shares	0.06%
Capital Shares	0.06%
Trust Shares	0.06%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.53, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.53 and $3.57, respectively.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Treasury Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
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likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Treasury Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N500
CUSIP 60934N872
CUSIP 60934N823
CUSIP 60934N120
Q450203 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2014
Ticker	TTOXX

Federated Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2014, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
U.S. Treasury Securities	60.7%
Repurchase Agreements	38.9%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
At January 31, 2014, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	38.9%
8-30 Days	28.8%
31-90 Days	9.7%
91-180 Days	18.8%
181 Days or more	3.4%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—38.9%
$10,000,000		Interest in $500,000,000 joint repurchase agreement 0.02%, dated 1/28/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,001,944 on 2/4/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $510,001,758.	$10,000,000
5,000,000	[1]	Interest in $940,000,000 joint repurchase agreement 0.07%, dated 11/21/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $940,164,500 on 2/19/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $958,937,990.	5,000,000
10,000,000		Interest in $650,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Bank of Nova Scotia will repurchase securities provided as collateral for $650,001,625 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2022 and the market value of those underlying securities was $663,001,672.	10,000,000
5,000,000		Interest in $463,000,000 joint repurchase agreement 0.02%, dated 1/29/2014 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $463,001,801 on 2/5/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $472,261,317.	5,000,000
6,395,000		Interest in $4,000,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,010,000 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $4,080,010,259.	6,395,000
8,000,000	[1]	Interest in $1,190,000,000 joint repurchase agreement 0.04%, dated 1/27/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,190,044,956 on 3/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $1,213,808,159.	8,000,000
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Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$4,000,000	[1]	Interest in $640,000,000 joint repurchase agreement 0.05%, dated 1/3/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $640,028,444 on 2/7/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $652,825,390.	$4,000,000
10,000,000		Interest in $800,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $800,002,000 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $816,002,052.	10,000,000
3,000,000		Interest in $500,000,000 joint repurchase agreement 0.04%, dated 1/31/2014 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,003,889 on 2/7/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $510,001,723.	3,000,000
		TOTAL REPURCHASE AGREEMENTS	61,395,000
		U.S. TREASURY—60.7%
1,200,000	[2]	United States Treasury Bills, 0.075%, 2/13/2014	1,199,972
4,500,000	[2]	United States Treasury Bills, 0.075%, 2/20/2014	4,499,856
17,750,000		United States Treasury Notes, 0.250% - 1.875%, 2/28/2014	17,767,670
14,750,000		United States Treasury Notes, 0.250% - 1.875%, 4/30/2014	14,798,819
16,000,000		United States Treasury Notes, 0.250% - 2.250%, 5/31/2014	16,068,882
2,200,000		United States Treasury Notes, 0.625%, 7/15/2014	2,204,376
9,250,000		United States Treasury Notes, 1.000% - 4.750%, 5/15/2014	9,337,954
500,000		United States Treasury Notes, 1.250%, 4/15/2014	501,062
21,900,000		United States Treasury Notes, 1.250% - 4.000%, 2/15/2014	21,924,958
750,000		United States Treasury Notes, 2.375%, 8/31/2014	759,564
3,000,000		United States Treasury Notes, 2.375%, 10/31/2014	3,049,926
2,000,000		United States Treasury Notes, 2.625%, 6/30/2014	2,020,093
500,000		United States Treasury Notes, 2.625%, 12/31/2014	511,148
1,000,000		United States Treasury Notes, 4.250%, 11/15/2014	1,032,168
		TOTAL U.S. TREASURY	95,676,448
		TOTAL INVESTMENTS—99.6% (AT AMORTIZED COST)[3]	157,071,448
		OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	623,961
		TOTAL NET ASSETS—100%	$157,695,409
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1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate(s) at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—	0.003
Net realized gain on investments	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]	0.003
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.003)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.29%
Ratios to Average Net Assets:
Net expenses	0.07%[4]	0.14%	0.11%	0.18%	0.21%	0.46%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.32%
Expense waiver/reimbursement[5]	0.51%[4]	0.43%	0.46%	0.42%	0.36%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$157,695	$174,791	$181,606	$192,803	$172,737	$225,258
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
January 31, 2014 (unaudited)
Assets:
Investment in repurchase agreements	$61,395,000
Investment in securities	95,676,448
Total investment in securities, at amortized cost and fair value		$157,071,448
Income receivable		625,593
Receivable for shares sold		2,627
Prepaid expenses		10,722
TOTAL ASSETS		157,710,390
Liabilities:
Bank overdraft	540
Payable to adviser (Note 4)	2,455
Payable for portfolio accounting fees	11,986
TOTAL LIABILITIES		14,981
Net assets for 157,694,922 shares outstanding		$157,695,409
Net Assets Consist of:
Paid-in capital		$157,694,940
Accumulated net realized gain on investments		469
TOTAL NET ASSETS		$157,695,409
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$157,695,409 ÷ 157,694,922 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2014 (unaudited)
Investment Income:
Interest			$66,318
Expenses:
Investment adviser fee (Note 4)		$371,586
Administrative fee (Note 4)		72,552
Custodian fees		14,157
Transfer agent fee		3,419
Directors'/Trustees' fees (Note 4)		461
Auditing fees		10,208
Legal fees		6,821
Portfolio accounting fees		25,899
Share registration costs		11,777
Printing and postage		5,996
Insurance premiums (Note 4)		2,177
Miscellaneous (Note 4)		14,198
TOTAL EXPENSES		539,251
Waiver and Reimbursement (Note 4):
Waiver of investment adviser fee	$(371,586)
Reimbursement of other operating expenses	(101,347)
TOTAL WAIVER AND REIMBURSEMENT		(472,933)
Net expenses			66,318
Net investment income			—
Net realized gain on investments			687
Change in net assets resulting from operations			$687
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2014	Year Ended 7/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	687	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	687	—
Distributions to Shareholders:
Distributions from net realized gain on investments	(218)	(412)
Share Transactions:
Proceeds from sale of shares	479,847,292	903,801,966
Net asset value of shares issued to shareholders in payment of distributions declared	64	99
Cost of shares redeemed	(496,943,608)	(910,616,742)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(17,096,252)	(6,814,677)
Change in net assets	(17,095,783)	(6,815,089)
Net Assets:
Beginning of period	174,791,192	181,606,281
End of period	$157,695,409	$174,791,192
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2014 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 35 portfolios. The financial statements included herein are only those of Federated Trust for U.S. Treasury Obligations (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
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terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2014	Year Ended 7/31/2013
Shares sold	479,847,292	903,801,966
Shares issued to shareholders in payment of distributions declared	64	99
Shares redeemed	(496,943,608)	(910,616,742)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(17,096,252)	(6,814,677)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, federal and state registration fees, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2014, the Adviser waived its entire fee of $371,586 fee and reimbursed $101,347 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2014, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2014, the Fund did not incur Service Fees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2014, there were no outstanding loans. During the six months ended January 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$0.35
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.25	$0.36
1	Expenses are equal to the Fund's annualized net expense ratio of 0.07%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's contractual Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Investment Adviser Fee), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
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Evaluation and Approval of Advisory Contract–May 2013
Federated Trust for U.S. Treasury Obligations (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and
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processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Trust for U.S. Treasury Obligations
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
8042508 (3/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date March 24, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 24, 2014